UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03091

Name of Fund:    BlackRock Series Fund, Inc.

BlackRock Advantage Large Cap Core Portfolio

BlackRock Balanced Capital Portfolio

BlackRock Capital Appreciation Portfolio

BlackRock Global Allocation Portfolio

BlackRock Government Money Market Portfolio

BlackRock High Yield Portfolio

BlackRock Total Return Portfolio

BlackRock U.S. Government Bond Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Series Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2017

Date of reporting period: 09/30/2017

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2017 (unaudited)	BlackRock Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets) (Formerly BlackRock Large Cap Core Portfolio)

Security	Shares	Value
Common Stocks — 99.0%

Aerospace & Defense — 2.8%
Boeing Co. (The)	11,842	$3,010,355
Raytheon Co.	11,377	2,122,720

		5,133,075
Auto Components — 1.1%
BorgWarner, Inc.	32,436	1,661,696
Delphi Automotive plc	2,944	289,690

		1,951,386
Automobiles — 0.3%
Thor Industries, Inc.	4,202	529,074

Banks — 5.5%
Bank of America Corp.	100,877	2,556,223
Citigroup, Inc.	20,419	1,485,278
Citizens Financial Group, Inc.	56,450	2,137,761
First Horizon National Corp.	41,437	793,519
JPMorgan Chase & Co.	7,202	687,863
SunTrust Banks, Inc.	15,282	913,405
Synovus Financial Corp.	28,644	1,319,343

		9,893,392
Beverages — 1.5%
Coca-Cola European Partners plc	12,883	536,190
Dr Pepper Snapple Group, Inc.	22,306	1,973,412
Molson Coors Brewing Co., Class B	2,793	228,021

		2,737,623
Biotechnology — 4.5%
AbbVie, Inc.	4,520	401,647
Amgen, Inc.	11,303	2,107,445
Celgene Corp.(a)	19,504	2,844,073
Gilead Sciences, Inc.	33,949	2,750,548

		8,103,713
Building Products — 1.1%
Masco Corp.	50,732	1,979,055

Capital Markets — 3.9%
CME Group, Inc.	4,088	554,660
Evercore, Inc., Class A	7,543	605,326
Intercontinental Exchange, Inc.	30,266	2,079,274
S&P Global, Inc.	14,592	2,280,875
SEI Investments Co.	24,054	1,468,737

		6,988,872
Chemicals — 2.3%
Air Products & Chemicals, Inc.	8,051	1,217,472
Cabot Corp.	14,890	830,862
Eastman Chemical Co.	23,118	2,091,948

		4,140,282
Commercial Services & Supplies — 0.1%
Brink’s Co. (The)	2,015	169,764
LSC Communications, Inc.	5,762	95,130

		264,894
Communications Equipment — 0.1%
InterDigital, Inc.	2,523	186,071
Juniper Networks, Inc.	1,078	30,001

		216,072
Containers & Packaging — 0.2%
WestRock Co.	6,208	352,180

Security	Shares	Value
Diversified Consumer Services — 0.6%
H&R Block, Inc.	43,481	$1,151,377

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(a)	6,494	1,190,480

Diversified Telecommunication Services — 0.3%
Level 3 Communications, Inc.(a)	2,199	117,184
Verizon Communications, Inc.	6,875	340,244

		457,428
Electric Utilities — 2.3%
Portland General Electric Co.	28,004	1,278,103
Westar Energy, Inc.	37,880	1,878,848
Xcel Energy, Inc.	23,166	1,096,215

		4,253,166
Electrical Equipment — 2.1%
Hubbell, Inc.	14,600	1,693,892
Rockwell Automation, Inc.	12,006	2,139,589

		3,833,481
Electronic Equipment, Instruments & Components — 1.7%
CDW Corp.	10,427	688,182
Dolby Laboratories, Inc., Class A	7,894	454,063
FLIR Systems, Inc.	7,634	297,039
TE Connectivity Ltd.	6,368	528,926
Zebra Technologies Corp., Class A(a)	10,265	1,114,574

		3,082,784
Equity Real Estate Investment Trusts (REITs) — 3.4%
Brixmor Property Group, Inc.	24,247	455,844
Gaming and Leisure Properties, Inc.	3,356	123,803
Outfront Media, Inc.	31,886	802,889
Prologis, Inc.	11,528	731,567
Simon Property Group, Inc.	12,175	1,960,297
Ventas, Inc.	30,587	1,992,131

		6,066,531
Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	11,309	1,857,956
Wal-Mart Stores, Inc.(b)	12,381	967,451

		2,825,407
Food Products — 2.4%
Archer-Daniels-Midland Co.	49,684	2,112,067
Bunge Ltd.	18,793	1,305,362
Hershey Co. (The)	2,592	282,969
Ingredion, Inc.	3,643	439,491
Pilgrim’s Pride Corp.(a)	3,251	92,361
Tyson Foods, Inc., Class A	609	42,904

		4,275,154
Health Care Equipment & Supplies — 2.8%
Baxter International, Inc.	34,945	2,192,799
Edwards Lifesciences Corp.(a)	9,805	1,071,784
IDEXX Laboratories, Inc.(a)	12,075	1,877,542

		5,142,125
Health Care Providers & Services — 3.4%
AmerisourceBergen Corp.	2,526	209,026
Humana, Inc.	9,304	2,266,734
McKesson Corp.	7,806	1,199,080
UnitedHealth Group, Inc.	12,540	2,455,959

		6,130,799
Health Care Technology — 0.6%
Veeva Systems, Inc., Class A(a)	19,512	1,100,672

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets) (Formerly BlackRock Large Cap Core Portfolio)

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.5%
Carnival Corp.(b)	15,727	$1,015,493
Choice Hotels International, Inc.	1,098	70,162
Extended Stay America, Inc.	21,600	432,000
International Game Technology plc	7,062	173,372
McDonald’s Corp.	18,544	2,905,474

		4,596,501
Household Products — 0.0%
Kimberly-Clark Corp.	294	34,598

Industrial Conglomerates — 1.3%
3M Co.	11,388	2,390,341

Insurance — 4.3%
Aon plc	1,088	158,957
First American Financial Corp.	9,106	455,027
Lincoln National Corp.	28,571	2,099,397
Marsh & McLennan Cos., Inc.	27,346	2,291,868
Principal Financial Group, Inc.	633	40,727
Prudential Financial, Inc.	18,461	1,962,774
Reinsurance Group of America, Inc.	477	66,556
Unum Group	5,493	280,857
Validus Holdings Ltd.	10,349	509,274

		7,865,437
Internet & Direct Marketing Retail — 1.5%
Amazon.com, Inc.(a)	2,471	2,375,496
Expedia, Inc.	1,970	283,562

		2,659,058
Internet Software & Services — 4.4%(a)
Alphabet, Inc., Class A	3,245	3,159,721
Alphabet, Inc., Class C	2,254	2,161,834
Facebook, Inc., Class A	14,381	2,457,282
VeriSign, Inc.	2,492	265,124

		8,043,961
IT Services — 5.2%
Accenture plc, Class A	18,359	2,479,750
Booz Allen Hamilton Holding Corp.	3,685	137,782
Broadridge Financial Solutions, Inc.	11,319	914,802
Euronet Worldwide, Inc.(a)	3,543	335,841
Fidelity National Information Services, Inc.	3,533	329,947
International Business Machines Corp.	10,260	1,488,521
Mastercard, Inc., Class A	20,742	2,928,770
Total System Services, Inc.	2,443	160,016
Visa, Inc., Class A(b)	5,266	554,194

		9,329,623
Leisure Products — 1.1%
Hasbro, Inc.	20,888	2,040,131

Life Sciences Tools & Services — 0.2%
Waters Corp.(a)	1,579	283,462

Machinery — 3.4%
Illinois Tool Works, Inc.	12,267	1,815,025
Ingersoll-Rand plc	23,606	2,104,947
PACCAR, Inc.	29,723	2,150,162

		6,070,134
Media — 1.7%
Comcast Corp., Class A	58,902	2,266,549
Interpublic Group of Cos., Inc. (The)	5,929	123,264
Live Nation Entertainment, Inc.(a)	1,877	81,743
Scripps Networks Interactive, Inc., Class A	640	54,970
Time Warner, Inc.	5,781	592,263

		3,118,789

Security	Shares	Value
Metals & Mining — 1.2%
Newmont Mining Corp.	56,710	$2,127,192

Multiline Retail — 1.1%
Target Corp.	33,049	1,950,221

Multi-Utilities — 1.2%
CMS Energy Corp.	41,394	1,917,370
Vectren Corp.	3,796	249,663

		2,167,033
Oil, Gas & Consumable Fuels — 5.4%
Anadarko Petroleum Corp.	22,299	1,089,306
Chevron Corp.	3,467	407,373
ConocoPhillips	48,140	2,409,407
Devon Energy Corp.	25,918	951,450
Exxon Mobil Corp.	21,744	1,782,573
Marathon Petroleum Corp.	2,892	162,183
Suncor Energy, Inc.	18,624	652,399
Valero Energy Corp.	25,212	1,939,559
Williams Cos., Inc. (The)	11,079	332,481

		9,726,731
Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	10,958	1,181,711
Herbalife Ltd.(a)	526	35,678

		1,217,389
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	910	58,003
Catalent, Inc.(a)	38,071	1,519,794
Johnson & Johnson	6,242	811,523
Merck & Co., Inc.	17,534	1,122,702
Prestige Brands Holdings, Inc.(a)	3,107	155,630
Zoetis, Inc.	18,680	1,191,037

		4,858,689
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)(b)	2,601	98,526

Road & Rail — 0.0%
Ryder System, Inc.	521	44,051

Semiconductors & Semiconductor Equipment — 3.5%
Intel Corp.	73,315	2,791,835
KLA-Tencor Corp.	1,610	170,660
Maxim Integrated Products, Inc.	16,256	775,574
Texas Instruments, Inc.	29,592	2,652,627

		6,390,696
Software — 3.8%
Activision Blizzard, Inc.	26,647	1,718,998
Adobe Systems, Inc.(a)	16,276	2,428,054
Microsoft Corp.	29,585	2,203,786
Oracle Corp.	10,497	507,530
Verint Systems, Inc.(a)	2,145	89,768

		6,948,136
Specialty Retail — 2.4%
Aaron’s, Inc.	20,488	893,892
Best Buy Co., Inc.	10,550	600,928
Home Depot, Inc. (The)(b)	7,277	1,190,226
Lowe’s Cos., Inc.	9,745	779,015
TJX Cos., Inc. (The)	11,243	828,946

		4,293,007

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets) (Formerly BlackRock Large Cap Core Portfolio)

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	32,364	$4,987,940
HP, Inc.	21,269	424,529
NCR Corp.(a)	24,607	923,255

		6,335,724
Textiles, Apparel & Luxury Goods — 0.1%
Skechers U.S.A., Inc., Class A(a)	10,340	259,431

Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.(a)	2,389	96,754

Tobacco — 1.0%
Altria Group, Inc.	29,437	1,866,894

Wireless Telecommunication Services — 1.3%
Telephone & Data Systems, Inc.	13,328	371,718
T-Mobile US, Inc.(a)	32,482	2,002,840

		2,374,558

Total Common Stocks — 99.0% (Cost: $163,924,999)		178,986,089

Total Long-Term Investments — 99.0% (Cost: $163,924,999)		178,986,089

Security	Shares	Value
Short-Term Securities — 3.3%
Money Market Funds — 3.3%(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91%	1,989,360	$1,989,360
SL Liquidity Series LLC, Money Market Series, 1.32%(e)	4,041,075	4,041,480

Total Money Market Funds — 3.3% (Cost: $6,030,840)		6,030,840

Total Short-Term Securities — 3.3% (Cost: $6,030,840)		6,030,840

Total Investments — 102.3% (Cost: $169,955,839)		185,016,929
Liabilities in Excess of Other Assets — (2.3)%		(4,125,354)

Net Assets — 100.0%		$180,891,575

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	During the Period ended September 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares Held at 12/31/16	Net Activity	Share Held at 09/30/17	Value at 09/30/17	Net Realized Gain (Loss) (1)	Change in Unrealized Appreciation (Depreciation)	Income
BlackRock Liquidity Funds, T-Fund, Institutional Class	5,419,707	(3,430,347)	1,989,360	$1,989,360	$–	$–	$4,770
SL Liquidity Series, LLC, Money Market Series	5,189,486	(1,148,411)	4,041,075	4,041,480	(1,402)	(1,486)	7,754	(2)

Total				$6,030,840	$(1,402)	$(1,486)	$12,524

(1)	Includes net capital gain distributions, if applicable.
(2)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	15	December 2017	$1,887	$20,072

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Advantage Large Cap Core Portfolio (Formerly BlackRock Large Cap Core Portfolio)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments
Common Stocks
Aerospace & Defense	$5,133,075	$—	$—	$5,133,075
Auto Components	1,951,386	—	—	1,951,386
Automobiles	529,074	—	—	529,074
Banks	9,893,392	—	—	9,893,392
Beverages	2,737,623	—	—	2,737,623
Biotechnology	8,103,713	—	—	8,103,713
Building Products	1,979,055	—	—	1,979,055
Capital Markets	6,988,872	—	—	6,988,872
Chemicals	4,140,282	—	—	4,140,282
Commercial Services & Supplies	264,894	—	—	264,894
Communications Equipment	216,072	—	—	216,072
Containers & Packaging	352,180	—	—	352,180
Diversified Consumer Services	1,151,377	—	—	1,151,377
Diversified Financial Services	1,190,480	—	—	1,190,480
Diversified Telecommunication Services	457,428	—	—	457,428
Electric Utilities	4,253,166	—	—	4,253,166
Electrical Equipment	3,833,481	—	—	3,833,481
Electronic Equipment, Instruments & Components	3,082,784	—	—	3,082,784
Equity Real Estate Investment Trusts (REITs)	6,066,531	—	—	6,066,531
Food & Staples Retailing	2,825,407	—	—	2,825,407
Food Products	4,275,154	—	—	4,275,154
Health Care Equipment & Supplies	5,142,125	—	—	5,142,125
Health Care Providers & Services	6,130,799	—	—	6,130,799
Health Care Technology	1,100,672	—	—	1,100,672
Hotels, Restaurants & Leisure	4,596,501	—	—	4,596,501
Household Products	34,598	—	—	34,598
Industrial Conglomerates	2,390,341	—	—	2,390,341
Insurance	7,865,437	—	—	7,865,437

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Advantage Large Cap Core Portfolio (Formerly BlackRock Large Cap Core Portfolio)

	Level 1	Level 2	Level 3	Total
Assets:
Internet & Direct Marketing Retail	$2,659,058	$—	$—	$2,659,058
Internet Software & Services	8,043,961	—	—	8,043,961
IT Services	9,329,623	—	—	9,329,623
Leisure Products	2,040,131	—	—	2,040,131
Life Sciences Tools & Services	283,462	—	—	283,462
Machinery	6,070,134	—	—	6,070,134
Media	3,118,789	—	—	3,118,789
Metals & Mining	2,127,192	—	—	2,127,192
Multiline Retail	1,950,221	—	—	1,950,221
Multi-Utilities	2,167,033	—	—	2,167,033
Oil, Gas & Consumable Fuels	9,726,731	—	—	9,726,731
Personal Products	1,217,389	—	—	1,217,389
Pharmaceuticals	4,858,689	—	—	4,858,689
Real Estate Management & Development	98,526	—	—	98,526
Road & Rail	44,051	—	—	44,051
Semiconductors & Semiconductor Equipment	6,390,696	—	—	6,390,696
Software	6,948,136	—	—	6,948,136
Specialty Retail	4,293,007	—	—	4,293,007
Technology Hardware, Storage & Peripherals	6,335,724	—	—	6,335,724
Textiles, Apparel & Luxury Goods	259,431	—	—	259,431
Thrifts & Mortgage Finance	96,754	—	—	96,754
Tobacco	1,866,894	—	—	1,866,894
Wireless Telecommunication Services	2,374,558	—	—	2,374,558
Short-Term Securities
Money Market Funds	1,989,360	—	—	1,989,360

	$180,975,449	$—	$—	$180,975,449

Investments Valued at NAV(a)				4,041,480

Total Investments				$185,016,929

Derivative Financial Instruments(b)
Assets:
Equity contracts	$20,072	$—	$—	$20,072

(a)	As of September 30, 2017, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2017, there were no transfers between levels.

SCHEDULE OF INVESTMENTS	5

Schedule of Investments September 30, 2017 (unaudited)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities — 4.3%
ACE Securities Corp. Home Equity Loan Trust, Series 2007-HE4, Class A2A, 1.37%, 05/25/37(a)	USD	54	$18,273
Ajax Mortgage Loan Trust:(b)(c)
Series 2016-B, Class A, 4.00%, 09/25/65		89	88,551
Series 2017-A, Class A, 3.47%, 04/25/57		151	151,802
Allegro CLO II Ltd., Series 2014-1A, Class A1R, 2.62%, 01/21/27(a)(b)		250	250,894
ALM XI Ltd., Series 2014-11A, Class A1R, 2.44%, 10/17/26(a)(b)		250	250,232
ALM XIV Ltd.:(a)(b)
Series 2014-14A, Class A1R, 2.46%, 07/28/26		250	250,057
Series 2014-14A, Class BR, 3.41%, 07/28/26		250	250,397
American Airlines Pass-Through Trust, 3.38%, 05/01/27		87	87,428
AMMC CLO 18 Ltd., Series 2016-18A, Class AL1, 2.89%, 05/26/28(a)(b)		100	100,654
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR, 2.57%, 07/15/30(a)(b)		250	250,141
Anchorage Capital CLO Ltd., Series 2013-1A’
Class A2A, 3.05%, 07/13/25(a)(b)		250	250,003
Apidos CLO XII, Series 2013-12A, Class A, 2.40%, 04/15/25(a)(b)		450	451,318
Arbor Realty Commercial Real Estate Notes Ltd.:(a)(b)
Series 2016-FL1A, Class A, 2.93%, 09/15/26		100	100,786
Series 2017-FL2, Class A, 2.22%, 08/15/27(d)		250	250,000
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, 1.72%, 05/25/35(a)		98	87,533
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A1LR, 2.30%, 02/17/26(a)(b)		250	250,056
Atrium X, Series 10A, Class B1R, 2.75%, 07/16/25(a)(b)		250	250,077
Avery Point V CLO Ltd., Series 2014-5A, Class AR, 2.28%, 07/17/26(a)(b)		250	251,200
B2R Mortgage Trust:(b)
Series 2015-1, Class A1, 2.52%, 05/15/48		82	81,695
Series 2015-2, Class A, 3.34%, 11/15/48		92	93,339
Babson CLO Ltd., Series 2013-IA, Class A, 2.41%, 04/20/25(a)(b)		238	238,133
Battalion CLO IV Ltd., Series 2013-4A, Class A1R, 2.45%, 10/22/25(a)(b)		250	250,251
BCMSC Trust:(a)
Series 2000-A, Class A2, 7.58%, 06/15/30		53	22,579
Series 2000-A, Class A3, 7.83%, 06/15/30		49	21,657
Series 2000-A, Class A4, 8.29%, 06/15/30		83	39,180
Bear Stearns Asset-Backed Securities I Trust:(a)
Series 2004-HE7, Class M2, 2.96%, 08/25/34		5	5,261
Series 2006-HE7, Class 1A2, 1.41%, 09/25/36		216	230,030
Series 2007-HE1, Class 21A2, 1.40%, 01/25/37		62	57,769
Series 2007-HE2, Class 22A, 1.38%, 03/25/37		31	29,210
Series 2007-HE2, Class 23A, 1.38%, 03/25/37		66	62,900
Series 2007-HE3, Class 1A3, 1.49%, 04/25/37		90	91,212
Bear Stearns Asset-Backed Securities Trust,
Series 2005-4, Class M2, 2.44%, 01/25/36(a)		22	20,831
BlueMountain CLO Ltd., Series 2013-3A, Class
AR, 2.20%, 10/29/25(a)(b)		250	250,030
Bsprt Issuer Ltd., Series 2017-FL1, Class A, 2.67%, 06/15/27(a)(b)(d)		100	100,170
Carrington Mortgage Loan Trust:(a)
Series 2005-FRE1, Class M1, 1.71%, 12/25/35		70	69,465
Series 2006-FRE2, Class A2, 1.36%, 10/25/36		83	55,282
Series 2006-FRE2, Class A3, 1.40%, 10/25/36		68	45,761
Series 2006-NC4, Class A3, 1.39%, 10/25/36		100	85,937

Security		Par (000)	Value
Asset-Backed Securities (continued)
Series 2006-NC5, Class A5, 1.30%, 01/25/37	USD	46	$39,505
Series 2007-HE1, Class A2, 1.39%, 06/25/37		48	48,037
Cavalry CLO IV Ltd., Series 2014-4A, Class A, 2.80%, 10/15/26(a)(b)		250	250,014
C-BASS Trust:
Series 2007-CB1, Class AF4, 3.75%, 01/25/37(c)		77	37,685
Series 2007-CB5, Class A2, 1.41%, 04/25/37(a)		65	49,923
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A1, 2.62%, 10/17/30(a)(b)		250	250,096
CIFC Funding Ltd.:
Series 2013-1A, Class A2R, 3.06%, 07/16/30(a)(b)		250	250,163
Series 2013-2AR, Class A1LR, 0.00%, 10/26/29(e)		200	200,000
Series 2014-2A, Class A1LR, 2.52%, 05/24/26(a)(b)		480	482,649
Series 2015-2A, Class A, 2.75%, 04/15/27(a)(b)		250	250,526
Citigroup Mortgage Loan Trust:(a)
Series 2006-NC1, Class A2D, 1.49%, 08/25/36		90	72,666
Series 2007-AHL2, Class A3B, 1.44%, 05/25/37		234	174,797
Series 2007-AHL2, Class A3C, 1.51%, 05/25/37		106	79,852
Conseco Finance Corp.:
Series 1998-8, Class A1, 6.28%, 09/01/30		33	34,451
Series 1998-8, Class M1, 6.98%, 09/01/30(a)		63	52,791
Series 2001-D, Class B1, 3.73%, 11/15/32(a)		108	107,345
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29(a)		32	17,841
Series 2000-4, Class A5, 7.97%, 05/01/32		96	50,600
Series 2000-4, Class A6, 8.31%, 05/01/32(a)		43	23,643
Series 2000-5, Class A6, 7.96%, 05/01/31		42	28,258
Countrywide Asset-Backed Certificates:
Series 2006-8, Class 2A3, 1.40%, 01/25/46(a)		62	59,691
Series 2006-S3, Class A4, 6.40%, 01/25/29(c)		29	29,018
Series 2006-SPS1, Class A, 1.46%, 12/25/25(a)		4	4,585
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class B1, 8.10%, 09/25/31(a)		30	32,198
Credit-Based Asset Servicing & Securitization
LLC, Series 2006-MH1, Class B1, 6.25%, 10/25/36(b)(c)		100	103,015
CSMC Trust, 4.50%, 03/25/21(a)		380	384,789
CWHEQ Home Equity Loan Trust:
Series 2006-S5, Class A4, 5.84%, 06/25/35		24	25,138
Series 2006-S5, Class A5, 6.16%, 06/25/35		21	21,326
Series 2007-S1, Class A3, 5.81%, 11/25/36(a)		12	11,602
CWHEQ Revolving Home Equity Loan Resecuritization Trust:(a)(b)
Series 2006-RES, Class 4Q1B, 1.53%, 12/15/33(d)		39	35,634
Series 2006-RES, Class 5B1A, 1.42%, 05/15/35		248	236,742
CWHEQ Revolving Home Equity Loan Trust:(a)
Series 2005-B, Class 2A, 1.41%, 05/15/35		30	28,025
Series 2006-H, Class 1A, 1.38%, 11/15/36		42	33,291
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44(b)		286	294,124
First Franklin Mortgage Loan Trust, Series 2006- FFH1, Class M2, 1.64%, 01/25/36(a)		54	35,022
Flatiron CLO Ltd., Series 2015-1A, Class AR, 2.17%, 04/15/27(a)(b)		250	250,091
GCAT LLC, Series 2017-4, Class A1, 3.23%, 05/25/22(b)(c)		97	96,935

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
GE-WMC Mortgage Securities Trust, Series 2006-1, Class A2B, 1.39%, 08/25/36(a)	USD	586	$375,916
GSAA Home Equity Trust, Series 2007-4, Class A3B, 1.59%, 03/25/37(a)		50	7,186
GSAMP Trust, Series 2007-H1, Class A1B, 1.44%, 01/25/47(a)		32	21,404
GT Loan Financing I Ltd., Series 2013-1A, Class A, 2.58%, 10/28/24(a)(b)		280	280,482
Home Equity Asset Trust, Series 2007-1, Class 2A3, 1.38%, 05/25/37(a)		40	32,773
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(c)		189	77,574
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, 1.95%, 04/15/36(a)		51	46,346
Invitation Homes Trust, Series 2014-SFR2, Class A, 2.33%, 09/17/31(a)(b)		95	95,138
Lehman ABS Manufactured Housing Contract Trust:
Series 2001-B, Class M1, 6.63%, 04/15/40(a)		130	138,653
Series 2002-A, Class C, 0.00%, 06/15/33..		10	7,835
Lendmark Funding Trust, Series 2017-1A, Class A, 2.83%, 01/22/24(b)		210	210,091
Long Beach Mortgage Loan Trust:(a)
Series 2006-10, Class 2A4, 1.46%, 11/25/36		17	8,863
Series 2006-2, Class 2A3, 1.43%, 03/25/46.		339	174,918
Series 2006-2, Class 2A4, 1.53%, 03/25/46		107	56,552
Series 2006-3, Class 2A3, 1.42%, 05/25/46		33	15,360
Series 2006-5, Class 2A3, 1.39%, 06/25/36		32	17,878
Series 2006-9, Class 2A2, 1.35%, 10/25/36.		25	12,121
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, 2.55%, 10/21/30(a)(b)		250	250,000
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, 1.48%, 05/25/37(a)		28	17,928
Morgan Stanley ABS Capital I, Inc. Trust:(a) Series 2005-HE1, Class A2MZ, 1.84%, 12/25/34		78	76,505
Series 2007-NC1, Class A1, 1.37%, 11/25/36		217	138,391
Morgan Stanley Mortgage Loan Trust, Series 2007-9SL, Class A, 1.56%, 07/25/37(a)		25	22,591
Navient Private Education Loan Trust:(a)(b) Series 2014-CTA, Class B, 2.98%, 10/17/44		250	254,068
Series 2016-AA, Class B, 3.50%, 12/16/58		100	90,923
Oakwood Mortgage Investors, Inc., Series 2001- D, Class A4, 6.93%, 09/15/31(a)		15	13,579
Octagon Investment Partners 24 Ltd.:(a)(b) Series 2015-1A, Class A1R, 0.00%, 05/21/27		250	250,378
Series 2015-1A, Class A2AR, 0.00%, 05/21/27		250	250,000
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 2.42%, 07/17/25(a)(b)		305	305,157
OFSI Fund VI Ltd., Series 2014-6A, Class A2, 3.20%, 03/20/25(a)(b)		210	210,177
OHA Loan Funding Ltd., Series 2013-2A, Class A, 2.58%, 08/23/24(a)(b)		285	285,040
OneMain Financial Issuance Trust, Series 2014-2A, Class D, 5.31%, 09/18/24(b)		100	100,811
Option One Mortgage Loan Trust: Series 2007-CP1, Class 2A3, 1.45%, 03/25/37(a)		40	27,741
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37(c)		217	213,771
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, 2.43%, 10/15/37(a)(b)(d)		51	48,033
Ownit Mortgage Loan Trust, Series 2006-2, Class A2C, 6.00%, 01/25/37(c)		30	27,886

Security		Par (000)	Value
Asset-Backed Securities (continued)
OZLM Funding II Ltd., Series 2012-2A, Class A1R, 2.75%, 10/30/27(a)(b)	USD	250	$250,696
OZLM Funding III Ltd., Series 2013-3A, Class BR, 4.31%, 01/22/29(a)(b)		250	252,936
OZLM Funding IV Ltd., Series 2013-4A, Class A1R, 2.56%, 10/22/30(a)(b)(d)		495	495,000
OZLM IX Ltd., Series 2014-9A, Class CR, 4.86%, 01/20/27(a)(b)		250	250,283
Palmer Square CLO Ltd., Series 2013-1A, Class A2R, 2.81%, 05/15/25(a)(b)		76	76,000
Palmer Square Loan Funding Ltd., Series 2017-1A, Class A1, 2.06%, 10/15/25(a)(b)		180	180,018
Pretium Mortgage Credit Partners I LLC, Series 2017-NPL2, Class A1, 3.25%, 03/28/57(b)(c)		285	285,248
Progress Residential Trust:(a)(b)
Series 2016-SFR1, Class A, 2.73%, 09/17/33		99	100,695
Series 2016-SFR1, Class E, 5.08%, 09/17/33		100	103,372
Series 2016-SFR2, Class E, 4.78%, 01/17/34		100	103,162
PRPM LLC, Series 2017-1A, Class A1, 4.25%, 01/25/22(b)(c)(d)		75	75,093
RAMP Trust, Series 2006-RS6, Class A4, 1.51%, 11/25/36(a)		104	87,042
RCO Mortgage LLC, Series 2015-NQM1, Class A, 4.73%, 11/25/45(a)(b)		8	7,662
Rockford Tower CLO Ltd., Series 2017-1A, Class B, 3.17%, 04/15/29(a)(b)		250	250,255
Saxon Asset Securities Trust, Series 2007-1, Class M1, 1.53%, 01/25/47(a)		77	46,126
Scholar Funding Trust, Series 2013-A, Class A, 1.88%, 01/30/45(a)(b)		325	321,818
Securitized Asset-Backed Receivables LLC Trust, Series 2006-WM4, Class A1, 1.43%, 11/25/36(a)(b)		57	35,310
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, 1.40%, 07/25/36(a)		18	6,853
Silver Creek CLO Ltd., Series 2014-1A, Class AR, 2.80%, 07/20/30(a)(b)		250	252,198
SLM Private Credit Student Loan Trust:(a)
Series 2004-B, Class A3, 1.65%, 03/15/24		197	196,383
Series 2005-A, Class A3, 1.52%, 06/15/23		110	110,130
Sound Point CLO XII Ltd., Series 2016-2A, Class A, 2.97%, 10/20/28(a)(b)		250	252,626
Sound Point CLO XIV Ltd., Series 2016-3A, Class C, 3.96%, 01/23/29(a)(b)		250	250,923
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24(b)		320	322,280
Sprint Spectrum Co. LLC, 3.36%, 09/20/21(b)		281	285,215
Stanwich Mortgage Loan Co. LLC, Series 2017- NPB1, Class A1, 3.60%, 05/17/22(b)(c)(d)		249	249,782
Structured Asset Investment Loan Trust, Series 2004-8, Class M4, 2.74%, 09/25/34(a)		52	48,384
Structured Asset Securities Corp. Mortgage Pass- Through Certificates, Series 2004-23XS, Class 2A1, 1.54%, 01/25/35(a)		77	74,723
Symphony CLO XII Ltd., Series 2013-12A, Class AR, 2.33%, 10/15/25(a)(b)		380	379,743
THL Credit Wind River CLO Ltd., Series 2013-2A, Class B1, 3.15%, 01/18/26(a)(b)		250	249,999
Turkish Airlines Pass-Through Trust, 4.20%, 03/15/27(b)		55	53,543
Union Pacific Railroad Co. Pass-Through Trust, Series 14-1, 3.23%, 05/14/26		57	58,794
United Airlines Pass-Through Trust, Series B, 4.75%, 04/11/22		15	16,135

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)/Shares	Value
Asset-Backed Securities (continued)
US Residential Opportunity Fund II Trust:(b)(c)
Series 2016-2II, Class A, 3.47%, 08/27/36	USD	85	$84,682
Series 2016-3II, Class A, 3.60%, 10/27/36		64	64,402
US Residential Opportunity Fund III Trust:(b)(c)
Series 2016-1III, Class A, 3.47%, 07/27/36		118	118,092
Series 2016-2III, Class A, 3.47%, 08/27/36		298	296,946
Series 2016-3III, Class A, 3.60%, 10/27/36		142	141,048
US Residential Opportunity Fund IV Trust:(b)(c)
Series 2016-1IV, Class A, 3.47%, 07/27/36		74	74,214
Series 2016-2IV, Class NOTE, 3.47%, 08/27/36		125	124,453
Venture XIX CLO Ltd., Series 2014-19A, Class AR, 2.67%, 01/15/27(a)(b)		250	249,835
VOLT LIX LLC, Series 2017-NPL6, Class A1, 3.25%, 05/25/47(b)(c)		266	267,221
VOLT LX LLC, Series 2017-NPL7, Class A1, 3.25%, 04/25/59(b)(c)		226	226,898
Voya CLO Ltd., Series 2013-3A, Class A1R, 2.35%, 01/18/26(a)(b)		250	250,300
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, 1.37%, 07/25/37(a)(b)		82	76,912
Washington Mutural Asset-Backed Certificates WMABS Trust, Series 2007-HE2, Class 2A2, 1.46%, 02/25/37(a)		99	43,982
West CLO Ltd., Series 2013-1A, Class A1AR, 2.47%, 11/07/25(a)(b)		250	250,074
WVUE, Series 2015-1A, Class A, 4.50%, 09/25/20(b)(c)(d)		42	42,115

Total Asset-Backed Securities — 4.3% (Cost: $21,615,442)			21,823,832

Common Stocks — 62.0%

Aerospace & Defense — 1.8%
Boeing Co. (The)		20,661	5,252,233
Raytheon Co.		19,223	3,586,627

			8,838,860
Auto Components — 0.7%
BorgWarner, Inc.		57,954	2,968,984
Delphi Automotive plc		5,561	547,202

			3,516,186
Automobiles — 0.2%
Thor Industries, Inc.		7,167	902,397

Banks — 3.5%
Bank of America Corp.		173,929	4,407,361
Citigroup, Inc.		37,580	2,733,569
Citizens Financial Group, Inc.		97,432	3,689,750
First Horizon National Corp.		80,720	1,545,788
JPMorgan Chase & Co.		11,705	1,117,945
SunTrust Banks, Inc.		28,824	1,722,810
Synovus Financial Corp.		47,492	2,187,481

			17,404,704
Beverages — 0.9%
Coca-Cola European Partners plc		22,617	941,320
Dr Pepper Snapple Group, Inc.		38,613	3,416,092
Molson Coors Brewing Co., Class B		4,953	404,363

			4,761,775

Security	Shares	Value
Biotechnology — 2.8%
AbbVie, Inc.	9,920	$881,491
Amgen, Inc.	19,174	3,574,992
Celgene Corp.(f)	33,878	4,940,090
Gilead Sciences, Inc.	59,224	4,798,329

		14,194,902
Building Products — 0.7%
Masco Corp.	90,677	3,537,310

Capital Markets — 2.5%
CME Group, Inc.	8,040	1,090,867
Evercore, Inc., Class A	13,044	1,046,781
Intercontinental Exchange, Inc.	52,115	3,580,301
S&P Global, Inc.	25,332	3,959,645
SEI Investments Co.	45,004	2,747,944

		12,425,538
Chemicals — 1.4%
Air Products & Chemicals, Inc.	12,500	1,890,250
Cabot Corp.	29,445	1,643,031
Eastman Chemical Co.	37,244	3,370,210

		6,903,491
Commercial Services & Supplies — 0.1%
Brink’s Co. (The)	3,236	272,633
LSC Communications, Inc.	8,368	138,156

		410,789
Communications Equipment — 0.1%
InterDigital, Inc.	4,717	347,879
Juniper Networks, Inc.	1,265	35,205

		383,084
Containers & Packaging — 0.1%
WestRock Co.	12,787	725,406

Diversified Consumer Services — 0.4%
H&R Block, Inc.	76,474	2,025,031

Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(f)	11,200	2,053,184

Diversified Telecommunication Services — 0.1%
Level 3 Communications, Inc.(f)	3,835	204,367
Verizon Communications, Inc.	10,416	515,488

		719,855
Electric Utilities — 1.5%
Portland General Electric Co.	49,408	2,254,981
Westar Energy, Inc.	65,529	3,250,239
Xcel Energy, Inc.	43,248	2,046,495

		7,551,715
Electrical Equipment — 1.3%
Hubbell, Inc.	25,670	2,978,233
Rockwell Automation, Inc.	20,881	3,721,203

		6,699,436
Electronic Equipment, Instruments & Components — 1.0%
CDW Corp.	14,676	968,616
Dolby Laboratories, Inc., Class A	10,710	616,039
FLIR Systems, Inc.	16,981	660,731
TE Connectivity Ltd.	11,682	970,307
Zebra Technologies Corp., Class A(f)	17,285	1,876,805

		5,092,498
Equity Real Estate Investment Trusts (REITs) — 2.2%
Brixmor Property Group, Inc.	38,624	726,131
Gaming and Leisure Properties, Inc.	9,765	360,231
Outfront Media, Inc.	55,977	1,409,501
Prologis, Inc.	23,142	1,468,591
Simon Property Group, Inc.	21,142	3,404,074

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Ventas, Inc.	53,033	$3,454,039

		10,822,567
Food & Staples Retailing — 0.9%
Costco Wholesale Corp.	17,109	2,810,838
CVS Health Corp.	1,609	130,844
Wal-Mart Stores, Inc.	21,660	1,692,512

		4,634,194
Food Products — 1.5%
Archer-Daniels-Midland Co.	86,648	3,683,406
Bunge Ltd.	33,003	2,292,388
Hershey Co. (The)	5,588	610,042
Ingredion, Inc.	6,190	746,762
Pilgrim’s Pride Corp.(f)(g)	5,158	146,539
Tyson Foods, Inc., Class A	869	61,221

		7,540,358
Health Care Equipment & Supplies — 1.8%
Baxter International, Inc.	61,394	3,852,473
Edwards Lifesciences Corp.(f)	16,829	1,839,578
IDEXX Laboratories, Inc.(f)	20,812	3,236,058

		8,928,109
Health Care Providers & Services — 2.1%
AmerisourceBergen Corp.	4,194	347,053
Humana, Inc.	16,206	3,948,268
McKesson Corp.	14,636	2,248,236
UnitedHealth Group, Inc.	21,692	4,248,378

		10,791,935
Health Care Technology — 0.4%
Veeva Systems, Inc., Class A(f)(g)	32,630	1,840,658

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.(g)	28,631	1,848,704
Choice Hotels International, Inc.	2,308	147,481
Extended Stay America, Inc.	32,944	658,880
International Game Technology plc	13,675	335,721
McDonald’s Corp.	32,350	5,068,598

		8,059,384
Household Products — 0.0%
Kimberly-Clark Corp.	549	64,606

Industrial Conglomerates — 0.9%
3M Co.	20,342	4,269,786

Insurance — 2.7%
Aon plc	2,181	318,644
First American Financial Corp.	14,257	712,422
Lincoln National Corp.	49,557	3,641,448
Marsh & McLennan Cos., Inc.	47,403	3,972,846
Principal Financial Group, Inc.	2,126	136,787
Prudential Financial, Inc.	32,273	3,431,265
Reinsurance Group of America, Inc.	824	114,973
Unum Group	9,115	466,050
Validus Holdings Ltd.	18,031	887,306

		13,681,741
Internet & Direct Marketing Retail — 0.9%
Amazon.com, Inc.(f)	4,332	4,164,568
Expedia, Inc.	3,164	455,426

		4,619,994
Internet Software & Services — 2.7%(f)
Alphabet, Inc., Class A	5,400	5,258,088
Alphabet, Inc., Class C	3,930	3,769,302
Facebook, Inc., Class A	24,826	4,242,019
VeriSign, Inc.	4,556	484,713

		13,754,122

Security	Shares	Value
IT Services — 3.3%
Accenture plc, Class A	31,861	$4,303,465
Booz Allen Hamilton Holding Corp.	5,382	201,233
Broadridge Financial Solutions, Inc.	20,230	1,634,989
Euronet Worldwide, Inc.(f)	8,363	792,729
Fidelity National Information Services, Inc.	4,055	378,696
International Business Machines Corp.	18,502	2,684,270
Mastercard, Inc., Class A	35,958	5,077,270
Total System Services, Inc.	5,187	339,749
Visa, Inc., Class A(g)	11,489	1,209,102

		16,621,503
Leisure Products — 0.7%
Hasbro, Inc.	36,425	3,557,630

Life Sciences Tools & Services — 0.1%
Waters Corp.(f)	2,553	458,315

Machinery — 2.1%
Illinois Tool Works, Inc.	21,335	3,156,727
Ingersoll-Rand plc	40,944	3,650,976
PACCAR, Inc.	51,830	3,749,382

		10,557,085
Media — 1.1%
Comcast Corp., Class A(g)	99,907	3,844,421
Interpublic Group of Cos., Inc. (The)	9,216	191,601
Live Nation Entertainment, Inc.(f)	4,640	202,072
Scripps Networks Interactive, Inc., Class A	903	77,559
Time Warner, Inc.	10,078	1,032,491

		5,348,144
Metals & Mining — 0.7%
Newmont Mining Corp.	98,900	3,709,739

Multiline Retail — 0.7%
Target Corp.	57,480	3,391,895

Multi-Utilities — 0.7%
CMS Energy Corp.	71,654	3,319,013
Vectren Corp.	5,058	332,665

		3,651,678
Oil, Gas & Consumable Fuels — 3.4%
Anadarko Petroleum Corp.	38,529	1,882,142
Chevron Corp.	3,926	461,305
ConocoPhillips	83,850	4,196,692
Devon Energy Corp.	43,722	1,605,035
Exxon Mobil Corp.	41,002	3,361,344
Marathon Petroleum Corp.	5,322	298,458
Suncor Energy, Inc.	32,321	1,132,205
Valero Energy Corp.	44,253	3,404,383
Williams Cos., Inc. (The)	20,218	606,742

		16,948,306
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	19,085	2,058,126
Herbalife Ltd.(f)	911	61,793

		2,119,919
Pharmaceuticals — 1.7%
Bristol-Myers Squibb Co.	3,058	194,917
Catalent, Inc.(f)	66,135	2,640,109
Johnson & Johnson	11,595	1,507,466
Merck & Co., Inc.	28,394	1,818,068
Prestige Brands Holdings, Inc.(f)	5,641	282,558
Zoetis, Inc.	32,598	2,078,448

		8,521,566
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A(f)(g)	3,094	117,201

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Shares/ Par (000)	Value
Road & Rail — 0.0%
Ryder System, Inc.		975	$82,436

Semiconductors & Semiconductor Equipment — 2.2%
Intel Corp.		122,266	4,655,890
KLA-Tencor Corp.		3,093	327,858
Maxim Integrated Products, Inc.		26,082	1,244,372
Texas Instruments, Inc.		51,819	4,645,055

			10,873,175
Software — 2.4%
Activision Blizzard, Inc.		47,076	3,036,873
Adobe Systems, Inc.(f)		28,368	4,231,938
Microsoft Corp.		51,254	3,817,910
Oracle Corp.		19,450	940,408
Verint Systems, Inc.(f)		1,517	63,486

			12,090,615
Specialty Retail — 1.5%
Aaron’s, Inc.		35,742	1,559,423
Best Buy Co., Inc.		19,048	1,084,974
Home Depot, Inc. (The)		13,616	2,227,033
Lowe’s Cos., Inc.		16,442	1,314,374
TJX Cos., Inc. (The)		17,960	1,324,191

			7,509,995
Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.		56,106	8,647,057
HP, Inc.		27,271	544,329
NCR Corp.(f)		50,592	1,898,212

			11,089,598
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B		1,472	76,323
Skechers U.S.A., Inc., Class A(f)		18,262	458,194

			534,517
Thrifts & Mortgage Finance — 0.0%
Essent Group Ltd.(f)		4,896	198,288

Tobacco — 0.7%
Altria Group, Inc.		53,937	3,420,684

Wireless Telecommunication Services — 0.8%
Sprint Corp.(f)		11,964	93,080
Telephone & Data Systems, Inc.		29,643	826,743
T-Mobile US, Inc.(f)		53,314	3,287,341

			4,207,164
Total Common Stocks — 62.0% (Cost: $288,676,734)			312,163,068

Corporate Bonds — 9.2%

Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc.(b): 2.85%, 12/15/20	USD	38	38,468
4.75%, 10/07/44		8	8,715
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21(b)		15	15,454
Lockheed Martin Corp.:
3.55%, 01/15/26		43	44,382
3.60%, 03/01/35		60	59,141
4.50%, 05/15/36		17	18,584
4.07%, 12/15/42		9	9,149
4.70%, 05/15/46		29	32,437

Security		Par (000)	Value
Aerospace & Defense (continued)
Northrop Grumman Corp., 3.85%, 04/15/45	USD	43	$41,861
United Technologies Corp.:
1.78%, 05/04/18(c)		166	166,079
4.15%, 05/15/45		27	27,800
4.05%, 05/04/47		115	116,568
			578,638
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.90%, 01/15/34		50	56,148
3.90%, 02/01/35		80	81,091
4.10%, 02/01/45		55	54,327
4.75%, 11/15/45		33	35,939
4.55%, 04/01/46		31	33,017
4.40%, 01/15/47		73	75,886
			336,408
Airlines — 0.1%
American Airlines Group, Inc., 4.63%, 03/01/20(b)		91	93,616
Delta Air Lines, Inc., 2.88%, 03/13/20		338	341,801
			435,417
Auto Components — 0.0%
Delphi Automotive plc:
4.25%, 01/15/26		62	66,003
4.40%, 10/01/46		52	52,722
			118,725
Automobiles — 0.1%
Hyundai Capital America, 2.55%, 04/03/20(b)		402	401,297
Banks — 2.7%
Bank of America Corp.:
2.25%, 04/21/20		145	145,323
LIBOR USD 3 Month + 0.66%),		395	395,029
2.37%, 07/21/21(e)
(LIBOR USD 3 Month + 0.63%), 2.33%, 10/01/21(e)		740	738,454
3.30%, 01/11/23		110	112,690
3.88%, 08/01/25		201	210,551
3.50%, 04/19/26		132	134,201
3.25%, 10/21/27		70	68,597
4.18%, 11/25/27		190	196,930
(LIBOR USD 3 Month + 1.37%), 3.59%, 07/21/28(e)		240	242,330
4.88%, 04/01/44		15	17,121
(LIBOR USD 3 Month + 1.99%), 4.44%, 01/20/48(e)		175	189,502
Barclays plc:
4.84%, 05/09/28		200	207,186
4.95%, 01/10/47		200	218,573
BB&T Corp., 2.45%, 01/15/20		92	92,977
BNP Paribas SA, 2.95%, 05/23/22(b)		240	242,111
Citigroup, Inc.:
1.80%, 02/05/18		205	205,001
2.50%, 07/29/19		285	287,386
2.90%, 12/08/21		835	845,287
3.50%, 05/15/23		66	67,237
3.88%, 03/26/25		53	54,229
(LIBOR USD 3 Month + 1.56%), 3.89%, 01/10/28(e)		60	61,596
(LIBOR USD 3 Month + 1.39%), 3.67%, 07/24/28(e)		230	232,253
4.13%, 07/25/28		223	229,454
4.75%, 05/18/46		191	207,919
Citizens Bank NA:
2.25%, 03/02/20		277	277,367
2.65%, 05/26/22		250	250,059

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Banks (continued)
Credit Agricole SA, 3.25%, 10/04/24(b)	USD	250	$250,142
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 03/26/20		250	252,602
HSBC Holdings plc: 2.65%, 01/05/22		477	478,753
(USD ICE Swap Rate 5 Year + 3.75%), 6.00%, 05/22/27(e)		200	209,180
(LIBOR USD 3 Month + 1.55%), 4.04%, 03/13/28(e)		200	208,816
ING Groep NV, 3.95%, 03/29/27		200	208,406
Intesa Sanpaolo SpA(b):
3.13%, 07/14/22		200	200,494
5.02%, 06/26/24		206	209,420
JPMorgan Chase & Co.:
2.20%, 10/22/19		111	111,662
2.75%, 06/23/20		29	29,547
2.55%, 10/29/20		171	172,937
2.97%, 01/15/23		420	426,523
3.90%, 07/15/25		104	109,498
(LIBOR USD 3 Month + 1.34%), 3.78%, 02/01/28(e)		137	140,983
(LIBOR USD 3 Month + 1.38%), 3.54%, 05/01/28(e)		90	90,820
(LIBOR USD 3 Month + 1.36%), 3.88%, 07/24/38(e)		530	534,308
Mizuho Financial Group, Inc., 2.95%, 02/28/22		472	475,795
Royal Bank of Scotland Group plc:
(LIBOR USD 3 Month + 1.47%), 2.79%, 05/15/23(e)		270	272,060
(LIBOR USD 3 Month + 1.48%), 3.50%, 05/15/23(e)		210	211,289
3.88%, 09/12/23		383	391,918
Santander Holdings USA, Inc., 3.70%, 03/28/22(b)		50	50,942
Santander UK Group Holdings plc, 2.88%, 08/05/21		215	215,970
Sumitomo Mitsui Trust Bank Ltd.(b):
2.05%, 03/06/19		505	505,433
1.95%, 09/19/19		235	234,314
UBS Group Funding Switzerland AG, 4.25%, 03/23/28(b)		310	325,192
UniCredit SpA, (USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 06/19/32(b)(e)		415	434,898
US Bancorp:
2.95%, 07/15/22		135	138,162
3.15%, 04/27/27		80	80,467
Washington Mutual Bank, 1.40%, 11/06/09(d)(h)		100	—
Washington Mutual, Inc., 1.40%, 09/29/17(d)(h)		400	—
Wells Fargo & Co.:
2.60%, 07/22/20		68	68,954
2.55%, 12/07/20		90	91,036
2.63%, 07/22/22		350	350,586
3.00%, 04/22/26		54	53,041
(LIBOR USD 3 Month + 1.31%), 3.58%, 05/22/28(e)		340	344,129

			13,807,640
Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 02/01/21		84	85,364
3.30%, 02/01/23		140	145,148
4.70%, 02/01/36		65	71,665

			302,177

Security		Par (000)	Value
Biotechnology — 0.3%
AbbVie, Inc.:
2.50%, 05/14/20	USD	100	$101,198
2.90%, 11/06/22		103	104,453
4.50%, 05/14/35		490	527,292
Amgen, Inc.:
2.13%, 05/01/20		87	87,120
4.40%, 05/01/45		85	89,988
Gilead Sciences, Inc.:
2.35%, 02/01/20		25	25,277
2.50%, 09/01/23		60	59,395
4.60%, 09/01/35		29	32,018
4.00%, 09/01/36		240	247,218
4.50%, 02/01/45		39	41,905

			1,315,864
Building Products — 0.1%
Johnson Controls International plc, 5.13%, 09/14/45		63	71,847
LafargeHolcim Finance US LLC, 4.75%, 09/22/46(b)		200	207,878

			279,725
Capital Markets — 0.6%
Bank of New York Mellon Corp. (The), (LIBOR USD 3 Month + 3.13%), 4.62%, 09/20/26(e)		137	139,767
Blackstone Holdings Finance Co. LLC, 4.00%, 10/02/47(b)		100	96,505
Goldman Sachs Group, Inc. (The):
2.63%, 01/31/19		297	299,563
2.00%, 04/25/19		48	47,993
2.75%, 09/15/20		71	71,917
2.63%, 04/25/21		103	103,567
2.35%, 11/15/21		254	251,827
Moody’s Corp., 2.75%, 12/15/21		117	117,919
Morgan Stanley:
2.80%, 06/16/20		130	132,168
2.63%, 11/17/21		478	479,703
2.75%, 05/19/22		660	663,652
3.75%, 02/25/23		85	88,757
3.70%, 10/23/24		119	123,281
(LIBOR USD 3 Month + 1.34%), 3.59%, 07/22/28(e)		270	271,006
(LIBOR USD 3 Month + 1.46%), 3.97%, 07/22/38(e)		115	115,657
Northern Trust Corp., (LIBOR USD 3 Month + 1.13%), 3.38%, 05/08/32(e)		85	85,031
State Street Corp.: 2.65%, 05/19/26		38	37,069
(LIBOR USD 3 Month + 1.00%), 2.32%, 06/15/47(e)		28	25,544

			3,150,926
Chemicals — 0.1%
Agrium, Inc., 4.13%, 03/15/35(i)		55	55,877
Dow Chemical Co. (The):
4.38%, 11/15/42		32	32,543
4.63%, 10/01/44		20	21,203
Eastman Chemical Co., 4.80%, 09/01/42		28	29,743
EI du Pont de Nemours & Co., 2.20%, 05/01/20		45	45,290
Monsanto Co., 3.60%, 07/15/42		48	42,719
Sherwin-Williams Co. (The):
4.00%, 12/15/42		26	24,717
4.50%, 06/01/47		35	36,731

			288,823

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Services & Supplies — 0.1%
Catholic Health Initiatives, 4.35%, 11/01/42	USD	30	$28,108
Pitney Bowes, Inc., 3.87%, 05/15/22		358	352,238
Waste Management, Inc., 3.90%, 03/01/35		162	167,599

			547,945
Communications Equipment — 0.0%
Harris Corp., 2.70%, 04/27/20		39	39,410
Juniper Networks, Inc., 3.30%, 06/15/20		79	80,989

			120,399
Consumer Finance — 0.4%
AerCap Ireland Capital DAC:
4.63%, 10/30/20		220	234,123
3.50%, 05/26/22		190	194,554
American Express Credit Corp.:
2.25%, 08/15/19		119	119,988
3.30%, 05/03/27		35	35,344
Discover Financial Services, 4.10%, 02/09/27		47	47,757
General Motors Financial Co., Inc.:
3.10%, 01/15/19		43	43,607
3.70%, 11/24/20		117	121,128
3.20%, 07/06/21		202	205,551
3.15%, 06/30/22		555	559,425
4.00%, 01/15/25		55	56,092
(LIBOR USD 3 Month + 3.60%), 5.75%, 09/30/27(e)		195	202,069
Synchrony Financial:
2.60%, 01/15/19		90	90,576
2.70%, 02/03/20		52	52,333
4.50%, 07/23/25		30	31,291

			1,993,838
Containers & Packaging — 0.1%
International Paper Co., 4.35%, 08/15/48		200	201,149
Reynolds Group Issuer, Inc., 5.75%, 10/15/20		90	91,580

			292,729
Diversified Consumer Services — 0.0%
Wesleyan University, 4.78%, 07/01/16		79	82,042

Diversified Financial Services — 0.2%
CIFC FDG Ltd., (LIBOR USD 3 Month + 1.40%), 2.70%, 01/17/27(e)		250	251,254
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		350	380,589
Litigation Fee Residual Funding LLC, 4.00%, 10/30/27(d)		165	164,207
ORIX Corp., 2.90%, 07/18/22		65	65,247
Shell International Finance BV:
4.13%, 05/11/35		88	92,929
3.63%, 08/21/42		46	44,017
Woodside Finance Ltd., 3.65%, 03/05/25(b)(i)		15	15,107

			1,013,350
Diversified Telecommunication Services — 0.4%
AT&T, Inc.:
4.25%, 03/01/27		100	102,928
3.90%, 08/14/27		130	130,253
5.25%, 03/01/37		125	131,547
5.15%, 02/14/50		330	331,607
Verizon Communications, Inc.: (LIBOR USD 3 Month + 0.55%), 1.86%, 05/22/20(e)		1,120	1,121,544
4.13%, 03/16/27		175	182,597
4.50%, 08/10/33		130	133,197
4.40%, 11/01/34		68	68,044

			2,201,717

Security		Par (000)	Value
Electric Utilities — 0.2%
Baltimore Gas & Electric Co., 3.50%, 08/15/46	USD	35	$33,521
Emera US Finance LP:
2.15%, 06/15/19		101	101,040
2.70%, 06/15/21		72	72,388
Enel Finance International NV(b):
2.88%, 05/25/22		200	201,296
3.63%, 05/25/27		200	200,406
Exelon Corp.:
2.85%, 06/15/20		90	91,789
2.45%, 04/15/21		28	28,003
4.95%, 06/15/35		21	23,257
Genneia SA, 8.75%, 01/20/22(b)		27	29,507
NextEra Energy Operating Partners LP(b):
4.25%, 09/15/24		30	30,638
4.50%, 09/15/27		90	91,687
Pampa Energia SA, 7.38%, 07/21/23(b)		27	29,365
Southern California Edison Co., 1.25%, 11/01/17		49	48,985
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(b)		79	82,603
Virginia Electric & Power Co.:
3.50%, 03/15/27		97	100,592
4.45%, 02/15/44		26	28,521
4.20%, 05/15/45		28	29,651

			1,223,249
Electrical Equipment — 0.0%
Eaton Corp., 2.75%, 11/02/22		49	49,339

Electronic Equipment, Instruments & Components — 0.0%
Amphenol Corp., 3.20%, 04/01/24		59	59,821
Tyco Electronics Group SA:
3.45%, 08/01/24		15	15,507
3.13%, 08/15/27		30	29,917

			105,245
Energy Equipment & Services — 0.0%
Halliburton Co., 3.80%, 11/15/25		110	112,949
Nabors Industries, Inc., 5.50%, 01/15/23		46	45,080
Schlumberger Holdings Corp., 3.00%, 12/21/20(b)		77	78,860

			236,889
Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.:			72,752
3.30%, 02/15/21		71
3.50%, 01/31/23		19	19,654
4.40%, 02/15/26		14	14,806
Crown Castle International Corp.:
3.40%, 02/15/21		33	33,976
2.25%, 09/01/21		120	118,344
3.20%, 09/01/24		175	174,169

			433,701
Food & Staples Retailing — 0.0%
Walgreens Boots Alliance, Inc.:
4.80%, 11/18/44		126	133,869
4.65%, 06/01/46		6	6,266

			140,135
Food Products — 0.0%(b)
Arcor SAIC, 6.00%, 07/06/23		14	14,980
Post Holdings, Inc., 6.00%, 12/15/22		90	94,275

			109,255
Gas Utilities — 0.0%
Dominion Energy Gas Holdings LLC, 4.60%, 12/15/44		54	56,538

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Health Care Equipment & Supplies — 0.2%
Becton Dickinson and Co.:
2.13%, 06/06/19	.USD	255	$255,702
2.68%, 12/15/19		61	61,732
2.89%, 06/06/22		185	185,602
4.69%, 12/15/44		20	21,142
Boston Scientific Corp., 2.65%, 10/01/18		101	101,904
Medtronic, Inc., 4.38%, 03/15/35		110	121,087
Stryker Corp., 4.63%, 03/15/46		23	25,061

			772,230
Health Care Providers & Services — 0.3%
Aetna, Inc.:
4.50%, 05/15/42		27	29,586
4.13%, 11/15/42		25	26,110
4.75%, 03/15/44		30	34,169
3.88%, 08/15/47		80	80,864
AHS Hospital Corp., 5.02%, 07/01/45		21	24,872
Anthem, Inc.:
1.88%, 01/15/18		287	287,178
2.30%, 07/15/18		194	194,839
3.70%, 08/15/21		7	7,301
Baylor Scott & White Holdings, 4.19%, 11/15/45		40	42,091
Cigna Corp., 3.25%, 04/15/25		105	106,337
HCA, Inc., 3.75%, 03/15/19		90	91,912
Kaiser Foundation Hospitals, 4.15%, 05/01/47		56	59,992
Laboratory Corp. of America Holdings, 2.63%, 02/01/20		85	85,906
New York and Presbyterian Hospital (The), 3.56%, 08/01/36		27	26,382
Northwell Healthcare, Inc., 4.26%, 11/01/47		25	25,184
Ochsner Clinic Foundation, 5.90%, 05/15/45		35	43,835
RWJ Barnabas Health, Inc., 3.95%, 07/01/46		15	14,935
Southern Baptist Hospital of Florida, Inc., 4.86%, 07/15/45		35	38,839
SSM Health Care Corp., 3.82%, 06/01/27		40	41,409
UnitedHealth Group, Inc.:
2.70%, 07/15/20		48	48,955
4.63%, 07/15/35		20	22,922
4.20%, 01/15/47		25	26,639

			1,360,257
Hotels, Restaurants & Leisure — 0.0%
Caesars Growth Properties Holdings LLC, 9.38%, 05/01/22		80	86,000
McDonald’s Corp.:
4.70%, 12/09/35		110	121,265
4.88%, 12/09/45		27	30,394

			237,659
Household Durables — 0.0%
Newell Brands, Inc., 2.88%, 12/01/19		30	30,461

Industrial Conglomerates — 0.0%
Cia Latinoamericana de Infraestructura & Servicios SA, 9.50%, 07/20/23(b)		1	1,062
General Electric Co., 4.50%, 03/11/44		114	127,613
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44		16	17,330

			146,005
Insurance — 0.1%
Allstate Corp. (The), 4.20%, 12/15/46		69	73,369
American International Group, Inc., 3.88%, 01/15/35		22	21,543
Aon plc, 4.75%, 05/15/45		70	76,127
Marsh & McLennan Cos., Inc.:
3.75%, 03/14/26		19	19,836
4.35%, 01/30/47		27	28,838

Security		Par (000)	Value
Insurance (continued)
Principal Financial Group, Inc., 4.30%, 11/15/46	USD	100	$104,078
Travelers Cos., Inc. (The):
4.60%, 08/01/43		45	50,216
4.00%, 05/30/47		75	77,697
Willis North America, Inc., 3.60%, 05/15/24		231	236,307

			688,011
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc., 3.88%, 08/22/37(b)		250	254,419

IT Services — 0.1%
DXC Technology Co., 2.88%, 03/27/20		63	63,840
Fidelity National Information Services, Inc.:
3.63%, 10/15/20		8	8,331
4.50%, 08/15/46		70	72,461
Total System Services, Inc., 4.80%, 04/01/26		124	135,511
Visa, Inc., 4.15%, 12/14/35		51	55,667

			335,810
Media — 0.5%
CBS Corp., 2.30%, 08/15/19		107	107,584
Charter Communications Operating LLC:
4.46%, 07/23/22		225	238,056
4.91%, 07/23/25		39	41,692
3.75%, 02/15/28(b)		180	176,138
6.38%, 10/23/35		76	88,892
6.48%, 10/23/45		40	46,947
5.38%, 05/01/47(b)		140	145,441
Comcast Corp.:
3.38%, 08/15/25		91	93,895
4.25%, 01/15/33		35	37,636
4.40%, 08/15/35		79	85,651
3.20%, 07/15/36		160	150,179
4.75%, 03/01/44		85	95,020
4.60%, 08/15/45		54	59,409
3.40%, 07/15/46		42	38,711
Cox Communications, Inc., 3.15%, 08/15/24(b)		140	139,121
CSC Holdings LLC, 7.63%, 07/15/18		80	83,040
Discovery Communications LLC, 3.80%, 03/13/24.		67	69,056
Interpublic Group of Cos., Inc. (The), 4.00%, 03/15/22		72	75,681
NBCUniversal Enterprise, Inc., 5.25%, 03/19/21(b)		80	85,400
NBCUniversal Media LLC, 4.45%, 01/15/43		55	58,510
Time Warner Cable LLC:
5.00%, 02/01/20		89	94,094
4.00%, 09/01/21		25	25,902
5.50%, 09/01/41		29	30,112
4.50%, 09/15/42		9	8,530
Time Warner, Inc.:
2.10%, 06/01/19		143	143,236
3.60%, 07/15/25		64	64,229
4.85%, 07/15/45		47	47,765
Viacom, Inc., 2.75%, 12/15/19		31	31,289

			2,361,216
Metals & Mining — 0.1%
Barrick Gold Corp., 5.25%, 04/01/42		59	67,506
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43		58	68,422
Glencore Funding LLC, 4.00%, 03/27/27(b)		173	174,047
Newmont Mining Corp.:
3.50%, 03/15/22		120	124,087
4.88%, 03/15/42		69	73,968
Nucor Corp., 5.20%, 08/01/43		21	24,438
Rio Tinto Finance USA plc, 4.13%, 08/21/42		70	72,958
Steel Dynamics, Inc., 5.13%, 10/01/21		38	39,093

			644,519

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Multi-Utilities — 0.0%
Dominion Energy, Inc., 2.58%, 07/01/20	USD	105	$105,876
NiSource Finance Corp., 3.49%, 05/15/27		90	91,098

			196,974
Oil, Gas & Consumable Fuels — 0.3%
Andeavor Logistics LP, 5.50%, 10/15/19		90	94,725
BP Capital Markets plc, 3.22%, 04/14/24		210	213,898
Concho Resources, Inc.:
3.75%, 10/01/27		169	169,752
4.88%, 10/01/47		30	31,306
Enbridge, Inc.:
2.90%, 07/15/22		90	90,527
3.70%, 07/15/27		70	70,970
Endeavor Energy Resources LP, 7.00%, 08/15/21(b)		90	93,150
Enterprise Products Operating LLC:
5.10%, 02/15/45		23	25,628
4.90%, 05/15/46		67	73,196
EOG Resources, Inc.:
4.15%, 01/15/26		52	55,139
3.90%, 04/01/35		10	9,972
Exxon Mobil Corp.:
1.82%, 03/15/19		84	84,471
4.11%, 03/01/46.		65	70,232
Halcon Resources Corp., 12.00%, 02/15/22(b)		30	36,150
MPLX LP, 5.20%, 03/01/47 .		35	36,645
Pioneer Natural Resources Co., 4.45%, 01/15/26		30	31,986
Resolute Energy Corp., 8.50%, 05/01/20		90	91,575
Spectra Energy Partners LP, 4.50%, 03/15/45		89	89,653
TransCanada PipeLines Ltd.:
1.88%, 01/12/18		59	59,050
2.50%, 08/01/22		70	69,993
Western Refining Logistics LP, 7.50%, 02/15/23		90	96,300

			1,594,318
Paper & Forest Products — 0.0%
Georgia-Pacific LLC, 7.38%, 12/01/25		67	85,139

Pharmaceuticals — 0.3%
Allergan Funding SCS:
2.35%, 03/12/18		195	195,568
3.00%, 03/12/20		316	322,613
3.80%, 03/15/25		331	343,747
4.55%, 03/15/35		120	128,029
4.75%, 03/15/45		51	55,177
Pfizer, Inc., 4.00%, 12/15/36		220	235,959

			1,281,093
Road & Rail — 0.1%
Burlington Northern Santa Fe LLC:
4.15%, 04/01/45		16	16,976
4.70%, 09/01/45		11	12,400
4.13%, 06/15/47		73	77,116
CSX Corp., 4.25%, 11/01/66		43	41,097
Norfolk Southern Corp., 4.05%, 08/15/52(b)		41	40,157
Penske Truck Leasing Co. LP, 3.40%, 11/15/26(b)		139	137,306
Union Pacific Corp.:
3.38%, 02/01/35		34	33,738
3.60%, 09/15/37		80	80,954
3.88%, 02/01/55		37	36,520

			476,264
Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc.:
3.90%, 12/15/25		19	19,917
3.50%, 12/05/26		164	165,620
5.30%, 12/15/45		18	20,850

Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Applied Materials, Inc.:
3.30%, 04/01/27	USD	112	$114,075
4.35%, 04/01/47		39	41,734
Broadcom Corp.(b):
2.38%, 01/15/20		545	548,011
3.00%, 01/15/22		527	535,791
3.63%, 01/15/24		483	496,223
Lam Research Corp.:
2.75%, 03/15/20		60	60,965
2.80%, 06/15/21		80	80,930
QUALCOMM, Inc.:
2.60%, 01/30/23		125	125,295
4.80%, 05/20/45		41	45,003
Xilinx, Inc., 2.95%, 06/01/24		55	55,085

			2,309,499
Software — 0.3%
Autodesk, Inc., 3.50%, 06/15/27		185	184,543
Microsoft Corp.:
3.50%, 02/12/35		69	70,234
3.45%, 08/08/36		230	231,663
3.70%, 08/08/46		51	51,430
4.25%, 02/06/47		310	342,730
Oracle Corp.:
3.25%, 05/15/30		66	66,017
3.90%, 05/15/35		77	80,752
4.00%, 07/15/46		74	76,568
VMware, Inc., 2.30%, 08/21/20		515	516,508

			1,620,445
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.:
3.00%, 02/09/24		138	141,415
2.85%, 05/11/24		445	450,404
3.45%, 02/09/45		44	41,698
4.65%, 02/23/46		318	360,292
Dell International LLC(b):
5.45%, 06/15/23		176	192,615
8.35%, 07/15/46		73	93,756
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18		205	207,049
2.10%, 10/04/19(b)		190	190,065
3.60%, 10/15/20		101	104,691
HP, Inc., 3.75%, 12/01/20		21	21,835
Seagate HDD Cayman, 5.75%, 12/01/34		3	2,817

			1,806,637
Tobacco — 0.0%
BAT Capital Corp., 4.39%, 08/15/37(b)		90	92,359
Reynolds American, Inc.:
2.30%, 06/12/18		70	70,307
3.25%, 06/12/20		30	30,829

			193,495
Trading Companies & Distributors — 0.1%
Air Lease Corp., 2.63%, 07/01/22		175	173,745
Aviation Capital Group Corp., 2.88%, 09/17/18(b)		155	156,320
GATX Corp.:
2.60%, 03/30/20		67	67,612
3.85%, 03/30/27		43	43,700

			441,377
Wireless Telecommunication Services — 0.0%
Rogers Communications, Inc., 5.00%, 03/15/44		20	22,554

Total Corporate Bonds — 9.2% (Cost: $45,759,812)		.	46,480,393

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Foreign Agency Obligations — 0.2%
Argentina — 0.0%
YPF SA:(b) 8.88%, 12/19/18	USD	33	$35,244
8.50%, 03/23/21		6	6,733
6.95%, 07/21/27		27	28,620

			70,597
Brazil — 0.1%
Petrobras Global Finance BV:
5.38%, 01/27/21		127	133,985
6.13%, 01/17/22		96	103,200
5.30%, 01/27/25(b)		12	11,982
7.38%, 01/17/27		14	15,414
6.00%, 01/27/28(b)		236	235,823

			500,404
Mexico — 0.1%(b)
Mexico City Airport Trust, 5.50%, 07/31/47		200	202,480
Petroleos Mexicanos, 6.50%, 03/13/27(i)		134	148,503

			350,983

Total Foreign Agency Obligations — 0.2% (Cost: $898,182)			921,984

Foreign Government Obligations — 1.7%
Argentina — 0.1%
Republic of Argentina:
6.25%, 04/22/19		303	318,908
5.63%, 01/26/22		219	229,950
8.75%, 05/07/24		59	68,028
6.88%, 01/26/27		22	23,771
7.82%, 12/31/33	EUR	54	70,502

			711,159
Colombia — 0.1%
Republic of Colombia, 4.00%, 02/26/24	USD	480	500,160

Hungary — 0.0%
Republic of Hungary, 5.38%, 03/25/24		140	160,125

Indonesia — 0.2%
Republic of Indonesia:
8.38%, 03/15/24	IDR	134,000	11,005
8.38%, 09/15/26		1,164,000	97,310
7.00%, 05/15/27		451,000	34,773
7.50%, 08/15/32		1,956,000	152,121
8.38%, 03/15/34		1,097,000	89,672
8.25%, 05/15/36		3,418,000	278,891
7.50%, 05/15/38		1,465,000	112,575

			776,347
Lebanon — 0.1%
Lebanese Republic:
6.10%, 10/04/22	USD	91	90,851
6.65%, 04/22/24		30	30,026
6.25%, 11/04/24		50	49,005
6.85%, 03/23/27		114	113,391

			283,273
Mexico — 0.6%
United Mexican States:
4.75%, 06/14/18	MXN	3,600	194,584
5.00%, 12/11/19		31,400	1,662,545
4.15%, 03/28/27	USD	832	874,473

Security		Par (000)/ Shares	Value
Mexico (continued)
United Mexican States: (continued) 10.00%, 11/20/36	MXN	1,200	$85,086
8.50%, 11/18/38		1,300	81,307

			2,897,995
Panama — 0.0%
Republic of Panama, 3.75%, 03/16/25	USD	200	209,200

Peru — 0.0%
Republic of Peru, 7.35%, 07/21/25		150	196,950

Philippines — 0.1%
Republic of the Philippines, 5.50%, 03/30/26		200	238,697

Russia — 0.2%
Russian Federation:
6.40%, 05/27/20	RUB	4,944	83,711
7.50%, 08/18/21		17,857	310,729
7.40%, 12/07/22		3,004	52,012
7.75%, 09/16/26		6,356	112,302
8.15%, 02/03/27		18,722	340,717
7.05%, 01/19/28		7,701	129,875

			1,029,346
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia, 3.63%, 03/04/28(b) .	USD	600	592,249

South Africa — 0.1%
Republic of South Africa:
5.50%, 03/09/20		113	120,179
6.25%, 03/31/36	ZAR	860	45,805
6.50%, 02/28/41		430	22,512
8.75%, 02/28/48		1,680	112,220

			300,716
Turkey — 0.1%
Republic of Turkey:
7.00%, 06/05/20	USD	128	139,763
9.20%, 09/22/21	TRY	580	153,630
11.00%, 03/02/22		803	226,727
8.80%, 09/27/23		330	84,840
7.38%, 02/05/25	USD	88	102,216

			707,176
Uruguay — 0.0%
Republic of Uruguay, 4.38%, 10/27/27		140	150,850

Total Foreign Government Obligations — 1.7% (Cost: $8,695,470)			8,754,243

Investment Companies — 3.9%(j)
iShares Core U.S. Aggregate Bond Fund		162,425	17,800,156
iShares iBoxx $ High Yield Corporate Bond ETF		19,000	1,686,440

Total Investment Companies — 3.9% (Cost: $19,992,031)			19,486,596

Municipal Bonds — 1.6%
Adams & Weld Counties School District No 27J Brighton, Series 2017, GO, 5.00%, 12/01/42	USD	20	23,464

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Municipal Bonds (continued)
Alamo Community College District;(k)
Series 2017, GO, 5.00%, 08/15/30	USD	20	$24,404
Series 2017, GO, 5.00%, 08/15/31		20	24,265
Series 2017, GO, 5.00%, 08/15/34		20	23,901
Series 2017, GO, 5.00%, 08/15/35		20	23,806
Series 2017, GO, 5.00%, 08/15/36		20	23,712
Series 2017, GO, 5.00%, 08/15/37		20	23,636
Series 2017, GO, 5.00%, 08/15/38		20	23,580
American Municipal Power, Inc., Series 2009B, RB, 6.45%, 02/15/44		15	20,087
Arizona Health Facilities Authority, Series 2007B, RB, VRDN, 1.68%, 01/01/37(a)		40	35,287
Bay Area Toll Authority;
Series 2010S-1, RB, 6.92%, 04/01/40		80	113,640
Series 2010S-1, RB, 7.04%, 04/01/50		95	146,046
Brooklyn Arena Local Development Corp.
(Barclays Center), Series 2016A, RB, 5.00%, 07/15/42		40	44,690
Buckeye Tobacco Settlement Financing Authority,
Series 2007A-2, RB, 5.88%, 06/01/47		80	76,536
California Health Facilities Financing Authority
(Cedars- Sinai Medical Center), Series 2016A, RB, 5.00%, 08/15/33.		20	23,626
California State Public Works Board (Various Capital Projects), Series 2009G, Sub-Series G-2, RB, 8.36%, 10/01/34		40	60,928
Central Texas Regional Mobility Authority;
Series 2015A, RB, 5.00%, 01/01/45		20	22,208
Series 2016, RB, 5.00%, 01/01/46		20	22,331
Chesapeake Bay Bridge & Tunnel District (Parallel Thimble Shoal Tunnel Project);
Series 2016, RB, 5.00%, 07/01/41		20	22,893
Series 2016, RB, 5.00%, 07/01/51		10	11,114
Chino Valley Unified School District (San Bernardino County), Series 2017A, GO, 5.25%, 08/01/47		40	48,070
City and County of Honolulu, Hawaii, Series 2017A, GO, 5.00%, 09/01/41		10	11,762
City and County of San Francisco Airport
Commission;
Series 2016B, RB, 5.00%, 05/01/41		30	34,317
Series 2016B, RB, 5.00%, 05/01/46		10	11,374
City of Aurora, Colorado, Series 2016, RB, 5.00%, 08/01/46		30	34,855
City of Houston Combined Utility System, Series 2016B, RB, 5.00%, 11/15/35		20	23,539
City of Hutto, Texas (Williamson County), Series 2017, GO, 5.00%, 08/01/57(k)		10	11,421
City of Los Angeles Department of Airports, Series 2017A, RB, 5.00%, 05/15/47		20	22,998
City of Riverside, California, Series 2010A, RB, 7.61%, 10/01/40		25	37,800
Clark County School District;
Series 2016A, GO, 5.00%, 06/15/23		15	17,625
Series 2016A, GO, 5.00%, 06/15/24		30	35,846
Series 2015C, GO, 5.00%, 06/15/26		5	6,057
Series 2015C, GO, 5.00%, 06/15/27		15	18,057
Series 2015C, GO, 5.00%, 06/15/28		20	23,933
Colorado Health Facilities Authority (Catholic Health Initiatives), Series 2011A, RB, 5.25%, 02/01/31		10	10,690
Commonwealth Financing Authority, Series 2016A, RB, 4.14%, 06/01/38		30	31,374
Commonwealth of Puerto Rico, Series 2014A, GO, 8.00%, 07/01/35(h)		715	346,775

Security	Par (000)		Value
Municipal Bonds (continued)
Connecticut State Health & Educational Facility
Authority (Hartford Healthcare Corporation);
Series 2015F, RB, 5.00%, 07/01/45	USD	30	$32,607
Series 2015L, RB, 5.00%, 07/01/45		40	44,763
Contra Costa Community College District, Series 2010B, GO, 6.50%, 08/01/34		25	32,178
County of Clark Department of Aviation, Series 2017C, RB, 5.00%, 07/01/21		30	33,831
County of Miami-Dade;
Series 2016B, RB, 2.50%, 10/01/24		50	48,893
Series 2017D, RB, 3.35%, 10/01/29		10	9,935
Series 2017D, RB, 3.45%, 10/01/30		15	14,988
Series 2017D, RB, 3.50%, 10/01/31		15	14,974
Series 2016A, GO, 5.00%, 07/01/35		20	23,361
Series 2015A, RB, 5.00%, 10/01/38		45	50,918
Series 2017B, RB, 5.00%, 10/01/40		20	23,117
Dallas Area Rapid Transit;
Series 2016A, RB, 5.00%, 12/01/41		30	34,743
Series 2016A, RB, 5.00%, 12/01/46		40	46,040
District of Columbia, Series 2009E, RB, 5.59%, 12/01/34		50	62,192
District of Columbia Water & Sewer Authority (DC Clean Rivers Project), Series 2017A, RB, 5.00%, 10/01/52		40	45,949
Dutchess County Local Development Corp. (Health Quest Systems, Inc. Project), Series 2016B, RB, 5.00%, 07/01/46		50	55,931
East Bay Municipal Utility District (Alameda and Contra Costa Counties), Series 2017A, RB, 5.00%, 06/01/45		10	11,834
Geisinger Authority Pennsylvania Health System,
Series 2017A-1, RB, 5.00%, 02/15/45(k)		30	34,136
Golden State Tobacco Securitization Corp.;
Series 2007A-1, RB, 5.13%, 06/01/47		75	74,441
Series 2007A-1, RB, 5.75%, 06/01/47		10	10,000
Grant County Public Utility District No 2 (The Priest Rapids Project), Series 2015M, RB, 4.58%, 01/01/40		15	15,453
Great Lakes Water Authority Michigan Water Supply System, Series 2016C, RB, 5.25%, 07/01/33		5	6,062
Health & Educational Facilities Authority of the State of Missouri (Saint Luke’s Health System, Inc.);
Series 2016, RB, 5.00%, 11/15/29.		15	17,649
Series 2017A, RB, 3.65%, 08/15/57		40	39,657
Kentucky Economic Development Finance Authority (Owensboro Health, Inc.), Series 2015A, RB, 5.25%, 06/01/50		10	10,860
Los Angeles Community College District, Series 2010E, GO, 6.60%, 08/01/42		95	137,206
Los Angeles Department of Water & Power, Series 2010A, RB, 6.60%, 07/01/50		30	44,932
Los Angeles Unified School District, Series 2010I, GO, 6.76%, 07/01/34		60	83,149
Massachusetts Bay Transportation Authority;(k)
Series 2017A, Sub-Series A-1, RB,
5.00%, 07/01/39		10	11,804
Series 2017A, Sub-Series A-1, RB,
5.00%, 07/01/40		10	11,795
Series 2017A, Sub-Series A-1, RB,
5.00%, 07/01/41		20	23,497
Series 2017A, Sub-Series A-2, RB, 5.00%, 07/01/41		10	11,721

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Municipal Bonds (continued)
Massachusetts Bay Transportation Authority;(k) (continued)
Series 2017A, Sub-Series A-1, RB, 5.00%, 07/01/42	USD	20	$23,479
Series 2017A, Sub-Series A-2, RB, 5.00%, 07/01/42		10	11,703
Series 2017A, Sub-Series A-2, RB, 5.00%, 07/01/43		10	11,684
Series 2017A, Sub-Series A-2, RB, 5.00%, 07/01/44		10	11,666
Series 2017A, Sub-Series A-2, RB, 5.00%, 07/01/45		10	11,657
Massachusetts Clean Water Trust (The);
Series 19, RB, 5.00%, 02/01/27		15	18,469
Series 19, RB, 5.00%, 02/01/28		25	30,592
Massachusetts Development Finance Agency (Partners Healthcare System Issue), Series 2016Q, RB, 5.00%, 07/01/47		20	22,531
Mesquite Independent School District, 5.00%, 08/15/42		20	23,232
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
(Vanderbilt University Medical Center), Series 2016A, RB, 5.00%, 07/01/46		30	33,343
Metropolitan Transportation Authority;
Series 2010C-1, RB, 6.69%, 11/15/40		30	41,457
Series 2017A, RB, 5.00%, 11/15/42		30	34,957
Series 2017A, Sub-Series A-1, RB, 5.25%, 11/15/57		40	47,141
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement Project);
Series 2009B, RB, 0.00%, 10/01/39(l)		20	8,499
Series 2009D, RB, 7.46%, 10/01/46		30	43,497
Miami-Dade County Educational Facilities
Authority (University of Miami Issue), Series 2015B, RB, 5.07%, 04/01/50		30	32,999
Michigan Finance Authority (Henry Ford Health
System), Series 2016, RB, 5.00%, 11/15/41		20	22,293
Mississippi Hospital Equipment & Facilities
Authority (Baptist Memorial Health
Corporation), Series 2016A, RB, 5.00%, 09/01/46		30	32,726
Municipal Electric Authority of Georgia (General Resolution Projects);
Series 2009B, Sub-Series B, RB, 5.00%, 01/01/20		30	32,403
Series 2010A, RB, 6.64%, 04/01/57		45	56,741
New Jersey Transportation Trust Fund
Authority, Series 2016A, Sub-Series A-2, RB, 5.00%, 06/15/29		20	22,294
New Jersey Turnpike Authority, Series 2009F, RB, 7.41%, 01/01/40		66	99,499
New York City Municipal Water Finance Authority;
Series 2010AA, RB, 5.75%, 06/15/41		35	46,527
Series 2011EE, RB, 5.38%, 06/15/43		215	241,482
Series 2011EE, RB, 5.50%, 06/15/43		255	287,576
Series 2011CC, RB, 5.88%, 06/15/44		50	68,467
Series 2017DD, RB, 5.00%, 06/15/47		145	169,071
New York City Transitional Finance Authority;
Series 2017A, Sub-Series A-2, RB, 2.28%, 05/01/26		25	23,762
Series 2017F, Sub-Series F-2, RB, 3.05%, 05/01/27		70	69,595
Series 2017B, Sub-Series B-1, RB, 5.00%, 08/01/31		10	11,971

Security	Par (000)		Value
Municipal Bonds (continued)
New York City Transitional Finance Authority; (continued)
Series 2016E, Sub-Series E-1, RB, 5.00%, 02/01/35	USD	20	$23,381
Series 2017A, Sub-Series A-1, RB, 5.00%, 05/01/36		20	23,404
New York City Transitional Finance Authority
Building Aid, Series 2015S-2, RB, 5.00%, 07/15/40		20	23,167
New York Convention Center Development Corp.;
Series 2015, RB, 5.00%, 11/15/40		20	22,974
Series 2016A, RB, 5.00%, 11/15/46		40	46,000
New York State Dormitory Authority;
Series 2016D, RB, 5.00%, 02/15/27		10	12,363
Series 2016D, RB, 5.00%, 02/15/28		10	12,239
Series 2016A, RB, 5.00%, 03/15/29		40	49,020
Series 2016A, RB, 5.00%, 02/15/31		10	11,962
Series 2015B, RB, 5.00%, 03/15/32		30	35,622
Series 2010H, RB, 5.39%, 03/15/40		50	62,498
New York State Urban Development Corp.;
Series 2017B, RB, 2.86%, 03/15/24		80	80,705
Series 2017B, RB, 3.12%, 03/15/25		40	40,948
New York Transportation Development Corp.
(Laguardia Airport Terminal B Redevelopment Project);
Series 2016A, RB, 5.00%, 07/01/46		20	21,964
Series 2016A, RB, 5.25%, 01/01/50		110	122,234
Northwest Independent School District, Series 2017, GO, 5.00%, 02/15/42		30	34,607
Orange County Local Transportation Authority,
Series 2010A, RB, 6.91%, 02/15/41		75	106,193
Oregon School Boards Association;
Series 2002B, GO, 5.49%, 06/30/23		50	57,717
Series 2005A, GO, 4.76%, 06/30/28		80	88,372
Oxnard School District, Series 2016A, GO, 5.00%, 08/01/45		20	23,219
Palm Beach County Facilities School Board, 5.00%, 08/01/26		70	85,747
Pennsylvania Economic Development Financing Authority (The Pennsylvania Rapid Bridge
Replacement Project), Series 2015, RB, 5.00%, 12/31/38		25	27,725
Pennsylvania Turnpike Commission;
Series 2017B, Sub-Series B-1, RB, 5.00%, 06/01/42		10	11,265
Series 2017B, Sub-Series B-1, RB, 5.25%, 06/01/47		10	11,514
Port Authority of New York & New Jersey;
Series 181, RB, 4.96%, 08/01/46		15	18,278
Series 2016, RB, 5.00%, 11/15/47		10	11,472
Series 174, RB, 4.46%, 10/01/62		60	67,053
Series 192, RB, 4.81%, 10/15/65		30	35,187
Princeton Independent School District, Series 2017, GO, 5.25%, 02/15/47		20	23,814
Public Power Generation Agency, Whelan Energy Center Unit 2, 5.00%, 01/01/35		20	23,009
Richardson Independent School District, 5.00%, 02/15/42		20	23,119
Royal Oak Hospital Finance Authority (William Beaumont Hospital Obligated Group), Series 2014D, RB, 5.00%, 09/01/39		20	22,074

12	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bonds (continued)
Salt Lake City Corp.;
Series 2017A, RB, 5.00%, 07/01/47	USD	35	$39,990
Series 2017B, RB, 5.00%, 07/01/47		25	29,197
Salt River Project Agricultural Improvement &
Power District (Arizona Salt River Project),
Series 2015A, RB, 5.00%, 12/01/36		20	23,364
San Antonio Electric & Gas, Series 2010A, RB, 5.81%, 02/01/41		45	58,603
San Diego Public Facilities Financing Authority,
Series 2016A, RB, 5.00%, 05/15/39		25	29,294
South Carolina Public Service Authority;
Series 2016D, RB, 2.39%, 12/01/23		51	47,705
Series 2014C, RB, 5.00%, 12/01/46		10	10,950
Series 2014A, RB, 5.00%, 12/01/49		30	32,770
Series 2015A, RB, 5.00%, 12/01/50		30	32,940
State Board of Administration Finance Corp.,
Series 2013A, RB, 3.00%, 07/01/20(k)		55	56,058
State of California;
Series 2016, GO, 5.00%, 09/01/27		25	30,809
Series 2009, GO, 7.50%, 04/01/34		60	87,222
Series 2009, GO, 7.55%, 04/01/39		30	46,134
Series 2009, GO, 7.30%, 10/01/39		15	22,006
Series 2009, GO, 7.35%, 11/01/39		30	44,070
Series 2010, GO, 7.60%, 11/01/40		60	93,710
State of Georgia;
Series 2016C-1, GO, 5.00%, 07/01/26		15	18,734
Series 2017A, GO, 5.00%, 02/01/28		30	37,440
Series 2017A, GO, 5.00%, 02/01/29		30	37,213
Series 2017A, GO, 5.00%, 02/01/30		30	37,015
Series 2017A, GO, 5.00%, 02/01/31		25	30,596
Series 2017A, GO, 5.00%, 02/01/32		25	30,432
State of Illinois, Series 2003, GO, 5.10%, 06/01/33		70	70,750
State of Kansas Department of Transportation,
Series 2015B, RB, 5.00%, 09/01/35		10	11,763
State of Maryland, Series 2017A, GO, 5.00%, 03/15/28		10	12,472
State of Ohio;
Series 2017A, GO, 5.00%, 05/01/27		30	36,639
Series 2017A, GO, 5.00%, 05/01/30		20	24,096
Series 2017A, GO, 5.00%, 03/15/32		40	47,106
Series 2017A, GO, 5.00%, 05/01/32		20	23,909
Series 2017A, GO, 5.00%, 05/01/34		20	23,679
Series 2017A, GO, 5.00%, 05/01/35		20	23,649
Series 2017A, GO, 5.00%, 05/01/36		40	47,175
Series 2017A, GO, 5.00%, 05/01/37		30	35,313
State of Washington;
Series R-2015C, GO, 5.00%, 07/01/28		25	29,790
Series R-2017A, GO, 5.00%, 08/01/28		20	24,384
Series R-2017A, GO, 5.00%, 08/01/29		20	24,295
Series R-2017A, GO, 5.00%, 08/01/30		20	24,176
Series 2018B, GO, 5.00%, 08/01/40(k)		20	23,505
Series 2018A, GO, 5.00%, 08/01/40(k)		30	35,258
Series 2018B, GO, 5.00%, 08/01/41(k)		20	23,487
Series 2018A, GO, 5.00%, 08/01/41(k)		40	46,974
Series 2018A, GO, 5.00%, 08/01/42(k)		40	46,899
Series 2018B, GO, 5.00%, 08/01/42(k)		20	23,450
State of Wisconsin, Series 2017C, RB, 3.15%, 05/01/27		70	70,404
Tampa-Hillsborough County Expressway
Authority, Series 2017, RB, 5.00%, 07/01/47		10	11,496

Security		Par (000)	Value
Municipal Bonds (continued)
Texas A&M University;
Series 2017B, RB, 2.76%, 05/15/26	USD	75	$74,519
Series 2017B, RB, 2.84%, 05/15/27		30	29,861
Texas Private Activity Bond Surface
Transportation Corp. (Blueridge Transportation
Group, LLC Share 288 Toll Lanes Project),
Series 2016, RB, 5.00%, 12/31/55		25	27,070
Texas Water Development Board (Master Trust);
Series 2015A, RB, 5.00%, 10/15/40		20	23,243
Series 2015A, RB, 5.00%, 10/15/45		20	23,118
Tobacco Settlement Financing Corp., Series 20071A, RB, 5.00%, 06/01/41		30	29,174
TSASC, Inc., Series 2017A, RB, 5.00%, 06/01/41		20	22,119
United Independent School District, 5.00%, 08/15/47		20	23,330
University of California;
Series 2017AX, RB, 3.06%, 07/01/25		25	25,639
Series 2009F, RB, 6.58%, 05/15/49		75	103,796
Series 2012AD, RB, 4.86%, 05/15/12		50	54,018
University of Houston;
Series 2017A, RB, 5.00%, 02/15/33		20	23,477
Series 2017A, RB, 5.00%, 02/15/34		20	23,362
Series 2017A, RB, 5.00%, 02/15/35		40	46,627
Series 2017A, RB, 5.00%, 02/15/36		50	58,081
University of Massachusetts Building Authority
(Project Revenue Bonds), Series 2015-1, RB, 5.00%, 11/01/31		20	23,689
University of New Mexico, Series 2017, RB, 5.00%, 06/01/47		30	34,595
University of Virginia;
Series 2017B, RB, 5.00%, 04/01/44		30	35,447
Series 2017B, RB, 5.00%, 04/01/46		30	35,393
Series 2017C, RB, 4.18%, 09/01/17		35	35,039
Weld County School District No 4, Series 2016, GO, 5.25%, 12/01/41		20	23,761
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2016A, RB, 5.00%, 06/01/19		20	21,184
Series 2016A, RB, 5.00%, 06/01/20		20	21,831
Series 2016A, RB, 5.00%, 06/01/21		20	22,376
Series 2016A, RB, 5.00%, 06/01/22		20	22,828
Series 2016A, RB, 5.00%, 06/01/23		20	23,190
Series 2016A, RB, 5.00%, 06/01/24		20	23,541
Wisconsin Health & Educational Facilities
Authority (Thedacare, Inc.), Series 2015, RB, 5.00%, 12/15/44		10	10,902
Total Municipal Bonds — 1.6%
(Cost: $7,913,519)		.	8,023,553

Non-Agency Mortgage-Backed Securities — 2.3%(a)

Collateralized Mortgage Obligations — 1.0%
Ajax Mortgage Loan Trust, Series 2016-A, Class A, 4.25%, 08/25/64(b)(c)		86	86,488
Alternative Loan Trust(a):
Series 2007-OA3, Class 1A1, 1.38%, 04/25/47		48	42,499
Series 2007-OA3, Class 2A2, 1.42%, 04/25/47		107	7,951
Series 2007-OA8, Class 2A1, 1.42%, 06/25/47		35	27,679
Series 2006-OA21, Class A1, 1.43%, 03/20/47		1,154	983,688
Series 2006-OA9, Class 2A1B, 1.44%, 07/20/46		177	117,604
Series 2007-OH2, Class A2A, 1.48%, 08/25/47		22	16,655
Series 2005-72, Class A3, 1.54%, 01/25/36		31	25,202

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
American Home Mortgage Assets Trust, Series 2006-3, Class 2A11, 1.83%, 10/25/46(a)	USD	81	$70,626
Angel Oak Mortgage Trust I LLC, Series 2016-1,
Class A1, 3.50%, 07/25/46(b)(c)		58	58,544
Angel Oak Mortgage Trust LLC, Series 2015-1,
Class A, 4.50%, 11/25/45(b)(c)		15	15,244
APS Resecuritization Trust(a)(b)(d):
Series 2016-3, Class 4A, 3.84%, 04/27/47		81	81,352
Series 2016-3, Class 3A, 4.09%, 09/27/46		149	150,163
Banc of America Funding Trust, Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a)(b)(d)		180	183,037
Bear Stearns Mortgage Funding Trust, Series 2006-SL1, Class A1, 1.52%, 08/25/36(a)		76	76,585
CHL Mortgage Pass-Through Trust, Series 2006-
OA4, Class A1, 1.85%, 04/25/46(a)		70	40,349
CIM Trust, 1.00%, 06/25/57(a)		410	407,870
COLT LLC, Series 2015-1, Class A1V, 4.24%, 12/26/45(a)(b)		18	18,130
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1, 2.59%, 11/25/35(a)		24	10,113
Deephaven Residential Mortgage Trust, Series 2016-1A, Class A1, 4.00%, 07/25/46(b)(d)		110	111,022
Deutsche ALT-A Securities, Inc., Series 2007- RS1, Class A2, 1.74%, 01/27/37(a)(b)		14	28,105
Federal Home Loan Mortgage Corp. Structured
Agency Credit Risk Debt Notes(a):
Series 2017-DNA3, Class M2, 0.00%, 03/25/30		250	250,000
Series 2017-DNA1, Class M2, 4.49%, 07/25/29		250	261,272
Series 2017-DNA2, Class M2, 4.69%, 10/25/29		250	264,339
Federal National Mortgage Association(a):
Series 2017-C05, Class 1M2, 3.44%, 01/25/30		51	49,928
Series 2017-C01, Class 1M2, 4.79%, 07/25/29		58	61,433
Series 2017-C05, Class 1B1, 4.84%, 01/25/30		160	149,018
Series 2017-C01, Class 1B1, 6.99%, 07/25/29		30	33,316
GreenPoint Mortgage Funding Trust, Series 2006- AR2, Class 4A1, 2.89%, 03/25/36(a)		12	10,791
GSMPS Mortgage Loan Trust(a)(b):
Series 2005-RP2, Class 1AF, 1.59%, 03/25/35		45	40,874
Series 2006-RP1, Class 1AF1, 1.59%, 01/25/36		33	28,270
Impac Secured Assets Corp., Series 2004-3,
Class 1A4, 2.04%, 11/25/34(a)		23	23,149
JPMorgan Alternative Loan Trust, Series 2007-A1,
Class 1A4, 1.44%, 03/25/37(a)		69	55,095
JPMorgan Mortgage Trust(a)(b):
Series 2017-2, Class A6, 3.00%, 05/25/47		142	143,700
Series 2017-3, Class 1A6, 3.00%, 08/25/47(d)		410	412,747
LSTAR Securities Investment Ltd.(a)(b)(d):
Series 2016-5, Class A1, 3.23%, 11/01/21		104	105,014
Series 2017-2, Class A1, 3.24%, 02/01/22		161	161,305
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3B1, 1.58%, 06/26/47(a)(b)(d)		86	80,719
Nomura Resecuritization Trust, Series 2014-3R,
Class 3A9, 2.88%, 11/26/35(a)(b)		100	91,126
RALI Trust(a):
Series 2007-QH6, Class A1, 1.43%, 07/25/37		50	46,905
Series 2006-QO6, Class A2, 1.47%, 06/25/46		34	16,685

Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Structured Asset Mortgage Investments
II Trust, Series 2006-AR4, Class 3A1, 1.42%, 06/25/36(a)	USD	24	$22,274
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2006-RF4, Class 2A1, 6.00%, 10/25/36(b)		35	30,567
US Residential Opportunity Fund IV Trust, Series 2016-3IV, Class A, 3.60%, 10/27/36(b)(c)		151	151,947
Wells Fargo Mortgage-Backed Securities
Trust, Series 2005-AR16, Class CRB1, 3.35%, 10/25/35(a)		32	27,233

			5,076,613
Commercial Mortgage-Backed Securities — 1.2%
245 Park Avenue Trust, Series 2017-245P, Class
E, 3.78%, 06/05/37(a)(b)		250	238,564
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 3.35%, 09/15/34(a)(b)		100	98,180
Banc of America Commercial Mortgage Trust(a):
Series 2007-1, Class AMFX, 5.48%, 01/15/49		10	10,260
Series 2007-5, Class AM, 5.77%, 02/10/51		127	126,872
Bayview Commercial Asset Trust(a)(b):
Series 2006-3A, Class A1, 1.49%, 10/25/36		26	24,735
Series 2005-4A, Class A1, 1.54%, 01/25/36		36	33,942
Series 2006-3A, Class A2, 1.54%, 10/25/36		26	24,798
Series 2006-1A, Class A2, 1.60%, 04/25/36		18	16,976
Series 2005-4A, Class M1, 1.69%, 01/25/36		27	25,416
Series 2007-4A, Class A1, 1.69%, 09/25/37		89	82,584
Series 2007-5A, Class A3, 2.24%, 10/25/37		69	66,977
Series 2008-4, Class A3, 3.99%, 07/25/38		24	26,136
BBCMS Trust(b):
Series 2015-SRCH, Class A1, 3.31%, 08/10/35		100	102,265
Series 2015-SLP, Class D, 4.43%, 02/15/28(a)		100	100,411
BHMS Mortgage Trust, Series 2014-ATLS, Class
AFL, 2.73%, 07/05/33(a)(b)		334	333,700
BWAY Mortgage Trust(b):
Series 2013-1515, Class C, 3.45%, 03/10/33		100	99,710
Series 2013-1515, Class F, 4.06%, 03/10/33(a)		100	97,488
BXP Trust(b):
Series 2017-GM, Class A, 3.38%, 06/13/39		35	35,626
Series 2017-CC, Class E, 3.67%, 08/13/37(a)(d)		40	38,500
Series 2017-CC, Class D, 3.67%, 08/13/37(a)(d)		25	24,775
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.67%, 04/10/29(a)(b)		10	10,137
CD Mortgage Trust:
Series 2017-CD3, Class A4, 3.63%, 02/10/50		10	10,416
Series 2006-CD3, Class AM, 5.65%, 10/15/48		207	212,534
Series 2007-CD5, Class AMA, 6.58%, 11/15/44(a)		103	102,766
CFCRE Commercial Mortgage Trust, Series 2016- C3, Class A3, 3.87%, 01/10/48		10	10,483
CGDBB Commercial Mortgage Trust(a)(b):
Series 2017-BIOC, Class A, 2.02%, 07/15/28		100	100,000
Series 2017-BIOC, Class D, 2.83%, 07/15/28		100	100,000
Series 2017-BIOC, Class E, 3.38%, 07/15/28		100	100,062
Chicago Skyscraper Trust(a)(b):
Series 2017-SKY, Class D, 3.73%, 02/15/30		100	101,003
Series 2017-SKY, Class E, 4.53%, 02/15/30		100	101,002
Citigroup Commercial Mortgage Trust(a):
Series 2013-GC11, Class D, 4.60%, 04/10/46(b)		190	177,231
Series 2016-C1, Class C, 5.12%, 05/10/49		30	31,221

14	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CLNS Trust, Series 2017-IKPR, Class E, 4.74%, 06/11/32(a)(b)	USD	50	$50,047
COMM Mortgage Trust:
Series 2014-TWC, Class B, 2.83%, 02/13/32(a) (b)		100	100,385
Series 2014-CR18, Class A4, 3.55%, 07/15/47		10	10,353
Series 2014-CR19, Class A5, 3.80%, 08/10/47		30	31,541
Series 2015-CR23, Class CMD,
3.81%, 05/10/48(a)(b)		110	108,245
Series 2014-CR17, Class A5, 3.98%, 05/10/47		123	131,045
Series 2014-LC15, Class A4, 4.01%, 04/10/47		20	21,287
Series 2014-CR16, Class A4, 4.05%, 04/10/47		87	92,924
Series 2015-CR23, Class C, 4.40%, 05/10/48(a)		10	9,547
Series 2015-CR25, Class C, 4.70%, 08/10/48(a)		60	61,316
Core Industrial Trust, Series 2015-TEXW, Class F, 3.98%, 02/10/34(a)(b)		100	96,435
Cosmopolitan Hotel Trust, Series 2016-CSMO,
Class A, 2.63%, 11/15/33(a)(b)		90	90,551
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 6.46%, 11/12/43(a)(b)		3	2,919
Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class A3, 6.51%, 02/15/41(a)		12	12,394
Credit Suisse Mortgage Capital Certificates,
Series 2015-GLPB, Class A, 3.64%, 11/15/34(b)		100	104,802
DBJPM Mortgage Trust, Series 2016-C3, Class D, 3.64%, 09/10/49(a)(b)		73	58,935
GAHR Commercial Mortgage Trust, Series 2015- NRF, Class FFX, 3.49%, 12/15/34(a)(b)		30	29,800
GS Mortgage Securities Corp. II, Series 2013- KING, Class E, 3.55%, 12/10/27(a)(b)		350	348,030
GS Mortgage Securities Corp. Trust(a)(b):
Series 2017-500K, Class D, 2.53%, 07/15/32		10	10,006
Series 2017-500K, Class E, 2.73%, 07/15/32		20	20,019
Series 2017-500K, Class F, 3.03%, 07/15/32		10	10,015
Series 2017-500K, Class G, 3.73%, 07/15/32		10	10,003
GS Mortgage Securities Trust:
Series 2017-GS7, Class D, 3.00%, 08/10/50(b)		10	8,529
Series 2017-GS7, Class A4, 3.43%, 08/10/50		10	10,208
Series 2014-GC24, Class A5, 3.93%, 09/10/47		20	21,221
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(b)		100	100,515
IMT Trust, Series 2017-APTS, Class AFX, 3.48%, 06/15/34(b)		100	102,457
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class A5, 3.77%, 08/15/47		30	31,588
Series 2014-C22, Class A4, 3.80%, 09/15/47		10	10,523
JPMorgan Chase Commercial Mortgage Securities Trust(b):
Series 2014-FL6, Class A, 2.63%, 11/15/31(a)(m)		—	—
Series 2016-NINE, Class A, 2.95%, 10/06/38(a)		100	98,231
Series 2017-MAUI, Class E, 4.18%, 07/15/34(a)		100	100,187
Series 2014-CBM, Class E, 5.08%, 10/15/29(a)		100	100,000
Series 2016-ATRM, Class D, 5.35%, 10/05/28		100	100,227
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-1A, Class 1A, 1.49%, 03/25/37(a)(b)		35	32,629
Lone Star Portfolio Trust(a)(b):
Series 2015-LSP, Class A1A2, 3.03%, 09/15/28		50	49,894
Series 2015-LSP, Class D, 5.23%, 09/15/28		179	181,627
MAD Mortgage Trust, Series 2017-330M, Class E, 4.17%, 08/15/34(a)(b)(d)		100	97,777
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C26, Class D, 3.06%, 10/15/48(b)		65	52,505
Series 2014-C16, Class A5, 3.89%, 06/15/47		50	52,807

Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Resource Capital Corp. Ltd.(a)(b):
Series 2017-CRE5, Class A, 2.03%, 07/15/34	USD	50	$50,109
Series 2017-CRE5, Class B, 3.23%, 07/15/34		20	20,000
STRIPs Ltd., Series 2012-1A, Class B, 0.50%, 12/25/44(b)(d)		52	50,656
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFL, 3.04%, 10/25/46(a)(d)		85	85,574
Waldorf Astoria Boca Raton Trust, Series 2016-
BOCA, Class A, 2.58%, 06/15/29(a)(b)		100	100,178
Wells Fargo Commercial Mortgage Trust:
Series 2017-C38, Class A5, 3.45%, 07/15/50		20	20,527
Series 2015-C27, Class C, 3.89%, 02/15/48		27	25,564
Series 2014-TISH, Class SCH1, 3.98%, 01/15/27(a)(b)		300	300,132
WFRBS Commercial Mortgage Trust:
Series 2014-C21, Class A5, 3.68%, 08/15/47		30	31,380
Series 2014-C22, Class C, 3.91%, 09/15/57(a)		120	116,379

			6,026,793
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Banc of America Commercial Mortgage
Trust, Series 2017-BNK3, Class XB, 0.78%, 02/15/50(a)		1,000	51,180
BBCMS Trust, Series 2015-SRCH, Class XA, 1.12%, 08/10/35(a)(b)		1,000	69,710
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.73%, 11/05/36(a)(b)		4,250	164,951
CD Mortgage Trust, Series 2017-CD3, Class XA, 1.20%, 02/10/50(a)		299	22,546
CFCRE Commercial Mortgage Trust(a):
Series 2016-C4, Class XB, 0.89%, 05/10/58		120	6,434
Series 2016-C4, Class XA, 1.92%, 05/10/58		127	13,953
COMM Mortgage Trust(a):
Series 2015-3BP, Class XA, 0.17%, 02/10/35(b)		2,522	16,595
Series 2016-DC2, Class XA, 1.22%, 02/10/49		228	14,857
Core Industrial Trust, Series 2015-TEXW, Class XA, 0.90%, 02/10/34(a)(b)		1,000	29,847
GS Mortgage Securities Trust, Series 2016-GS3, Class XA, 1.40%, 10/10/49(a)		995	83,422
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(b)(d)		1,800	98,460
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.39%, 03/10/50(a)(b)		999	51,948
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C19, Class XF, 1.34%, 12/15/47(a)(b)(d)		100	6,156
One Market Plaza Trust(a)(b):
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(d)		200	200
Series 2017-1MKT, Class XCP, 0.22%, 02/10/32		1,000	5,930
Wells Fargo Commercial Mortgage Trust(a):
Series 2015-C27, Class XA, 1.12%, 02/15/48		947	49,523
Series 2016-C33, Class XA, 1.97%, 03/15/59		395	41,429

			727,141

Total Non-Agency Mortgage-Backed Securities — 2.3% (Cost: $11,503,608)			11,830,547

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Beneficial Interest (000)/ Shares/Par	Value
Other Interests — 0.0%(n)
Capital Markets — 0.0%(d)(i)
Lehman Brothers Holdings Capital Trust VII	USD	130	$—
Lehman Brothers Holdings, Inc(e)		989	16,594

			16,594
Total Other Interests — 0.0%			16,594

Preferred Securities — 0.1%
Trust Preferreds — 0.1%
Citigroup Capital XIII, 7.68%, 10/30/40(a)		16,773	465,954
Total Trust Preferreds — 0.1% (Cost: $455,677)			465,954

US Government Sponsored Agency Securities — 12.5%
Commercial Mortgage-Backed Securities — 0.2%
Federal Home Loan Mortgage Corp.:
Series K058, Class A22.65%, 08/25/26		20	19,799
Series K060, Class A23.30%, 10/25/26		150	155,577
Series K065, Class A23.24%, 04/25/27		140	144,554
Series K067, Class A23.19%, 07/25/27		30	30,795
Federal Home Loan Mortgage Corp. Variable
Rate Notes:(a)
Series K034, Class A23.53%, 07/25/23		20	21,182
Series K059, Class A23.12%, 09/25/26		110	112,804
Series K061, Class A23.35%, 11/25/26		110	114,590
Series K063, Class A23.43%, 01/25/27		30	31,429
Series KW03, Class X10.85%, 06/25/27		115	6,993
Federal National Mortgage Association ACES
Variable Rate Notes:(a)
Series 2017-M7, Class A22.96%, 02/25/27		56	56,472
Series 2017-M8, Class A23.06%, 05/25/27		94	95,403
FREMF Mortgage Trust:(a)(b)
Series 2017-K725, Class B4.01%, 02/25/24		70	71,045
Series 2017-K64, Class B4.12%, 03/25/27		30	30,190
Series 2015-K48, Class B3.76%, 08/25/48		10	10,037

			900,870
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable Rate Notes:(a)
Series K718, Class X10.77%, 01/25/22		191	4,432
Series K045, Class X10.58%, 01/25/25		198	5,648
Series K056, Class X11.40%, 05/25/26		188	16,495
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2014-M13, Class
X2, 0.23%, 08/25/24(a)		4,859	41,462
Government National Mortgage Association:
Series 2014-40, Class AI1.00%, 02/16/39		299	6,966
Series 2014-52, Class AI0.83%, 08/16/41		217	5,313
Government National Mortgage Association
Variable Rate Notes:(a)
Series 2012-120, Class IO0.79%, 02/16/53		939	43,548
Series 2016-110, Class IO1.04%, 05/16/58		119	9,553
Series 2016-87, Class IO1.01%, 08/16/58		187	13,920
Series 2017-100, Class IO0.81%, 05/16/59		130	9,373

			156,710

Security		Par (000)	Value
Mortgage-Backed Securities — 12.3%
Federal Home Loan Mortgage Corp.:
3.00%, 01/01/30 - 04/01/47	USD	8,540	$8,604,772
2.50%, 03/01/30 - 10/15/32		998	1,005,434
3.50%, 11/15/32 - 10/15/47(o)		3,638	3,764,545
6.00%, 01/01/34		102	115,745
4.50%, 02/01/39 - 10/15/47		699	751,421
4.00%, 08/01/40 - 10/15/47		1,947	2,066,822
5.50%, 06/01/41		142	158,037
5.00%, 10/01/41 - 11/01/41		348	380,919
Federal National Mortgage Association:
4.00%, 02/01/25 - 08/01/47		7,017	7,433,004
4.50%, 02/01/25 - 10/25/47		1,382	1,486,278
3.50%, 07/01/26 - 10/25/47		5,264	5,474,921
6.00%, 12/01/27 - 06/01/41		508	577,931
3.00%, 04/01/29 - 04/01/47		13,158	13,279,973
2.50%, 04/01/30 - 03/01/32		1,362	1,373,966
5.50%, 02/01/35 - 04/01/41		846	945,951
5.00%, 09/01/35 - 10/25/47		631	691,810
6.50%, 05/01/40		150	170,597
Government National Mortgage Association:
7.50%, 03/15/32		4	4,320
5.00%, 12/15/38 - 07/20/42		233	256,198
4.00%, 04/20/39 - 11/15/47		2,241	2,364,316
4.50%, 12/20/39 - 11/20/44		1,472	1,586,833
3.50%, 12/20/41 - 10/15/47		4,999	5,202,873
3.00%, 10/15/47(o)		3,822	3,875,150
5.50%, 10/15/47(o)		295	328,097

			61,899,913
Total U.S. Government Sponsored Agency Securities — 12.5% (Cost: $62,720,405)			62,957,493

U.S. Treasury Obligations — 9.8%
U.S. Treasury Bonds:
6.13%, 08/15/29		189	262,333
6.25%, 05/15/30		177	251,375
4.25%, 05/15/39		290	362,783
4.50%, 08/15/39		281	363,313
4.38%, 11/15/39		282	358,823
3.13%, 02/15/43		827	872,647
2.88%, 05/15/43 - 11/15/46		1,897	1,907,482
3.63%, 08/15/43		773	887,078
3.75%, 11/15/43		757	887,346
3.00%, 02/15/47		1,027	1,056,406
U.S. Treasury Notes:
1.25%, 04/30/19 - 05/31/19		9,786	9,756,591
1.38%, 09/30/19		1,685	1,681,512
1.50%, 04/15/20 - 03/31/23(p)		4,338	4,311,049
2.63%, 08/15/20 - 11/15/20		6,142	6,319,428
1.38%, 09/15/20		1,100	1,092,394
1.88%, 04/30/22 - 08/31/24		2,764	2,750,387
1.75%, 05/31/22 - 09/30/22		3,496	3,469,377
1.63%, 08/31/22 - 04/30/23		3,547	3,490,514
2.00%, 11/30/22 - 11/15/26		6,509	6,450,034
2.13%, 05/15/25		567	563,323
2.25%, 11/15/25 - 08/15/27		2,411	2,397,325

Total U.S. Treasury Obligations — 9.8% (Cost: $49,458,961)			49,491,520

Total Long-Term Investments — 107.6% (Cost: $517,689,841)			542,415,777

16	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)/ Shares	Value
Short-Term Securities — 1.9%

Borrowed Bond Agreements — 0.1%
Barclays Bank PLC, 0.14%, (r)
(Purchased on 6/09/17 to be repurchased at GBP 310,907, collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13% due at 3/22/26, par and fair value of GBP 261,077 and $409,980, respectively) (q)	GBP	311	$416,615
Barclays Bank PLC, 1.17%, 10/02/17 (Purchased on 9/29/17 to be repurchased at $238,815, collateralized by U.S. Treasury Bond, 2.75% due at 8/15/47, par and fair value of USD 244,000 and $238,701, respectively)	USD	239	238,815

Total Borrowed Bond Agreements — 0.1% (Cost: $634,956)			655,430

Money Market Funds — 1.8%(j)(s)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91%		3,653,629	3,653,629
SL Liquidity Series, LLC, Money Market Series, 1.32%		5,367,987	5,368,524

Total Money Market Funds — 1.8% (Cost: $9,022,153)			9,022,153

Total Short-Term Securities — 1.9% (Cost: $9,657,109)			9,677,583

Total Options Purchased — 0.0% (Cost: $208,074)			192,161

Total Investments — 109.5% (Cost: $527,555,024)			552,285,521

Security		Par (000)	Value
Borrowed Bonds — (0.1)%

Foreign Government Obligations — (0.1)%
U.K. Treasury Inflation Linked Bonds, 0.13%, 03/22/26	GBP	261	$(409,980)

U.S. Treasury Obligation — 0.0%
U.S. Treasury Bonds, 2.75%, 08/15/47	USD	244	(238,701)

Total Borrowed Bonds — (0.1)% (Proceeds: $636,415)			(648,681)

TBA Sale Commitments — (3.9)%

Mortgage-Backed Securities — (3.9)%(o)
Federal Home Loan Mortgage Corp., 3.00%, 10/15/47	USD	5,146	(5,164,650)
Federal National Mortgage Association:
2.50%, 10/25/32		345	(347,446)
3.00%, 10/25/32 - 10/25/47		8,195	(8,229,476)
3.50%, 10/25/32 - 10/25/47		994	(1,033,266)
4.00%, 10/25/32 - 10/25/47		3,299	(3,466,766)
5.50%, 10/25/47		615	(680,491)
6.00%, 11/25/47		280	(315,044)
Government National Mortgage Association:
4.50%, 10/15/47 - 11/15/47		608	(648,793)

Total TBA Sale Commitments — (3.9)% (Proceeds: $20,012,565)			(19,885,932)

Total Investments — 105.5% (Cost: $506,906,044)			531,750,908

Liabilities in Excess of Other Assets — (5.5)%			(27,855,046)

Net Assets — 100.0%			$503,895,862

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(f)	Non-income producing security.
(g)	Security, or a portion of security, is on loan.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Issuer is a U.S. branch of a foreign domiciled bank.
(j)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(k)	When-issued security.
(l)	Zero-coupon bond.
(m)	Amount is less than $500
(n)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

(o)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$864,619	$(126)
BNP Paribas Securities Corp.	(210,578)	750
Citigroup Global Markets, Inc.	958,974	18,632
Credit Suisse Securities (USD) LLC Daiwa	1,240,930	(2,600)
Capital Markets America, Inc. Goldman	81,500	(1,500)
Sachs & Co.	603,575	(4,175)
J.P. Morgan Securities LLC	730,778	(5,391)
Jefferies LLC	(295,862)	18,154
Merrill Lynch, Pierce, Fenner & Smith, Inc.	16,846	8
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(3,488,665)	29,860
Mizuho Securities, Inc.	(108,770)	(545)
Morgan Stanley & Co., Inc.	234,071	(792)
RBS Capital Market, LLC	(575,717)	2,934
Wells Fargo Securities, LLC	(135,230)	274

(p)	All or a portion of security has been pledged in connection with outstanding futures contracts.
(q)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(r)	The amount to be repurchased assumes the maturity will be the day after the period end.
(s)	Annualized 7-day yield as of period end.
(t)	Security was purchased with the cash collateral from loaned securities.

Affiliates	Shares Held at 12/31/2016	Shares Purchased	Shares Sold		Shares Held at 09/30/2017	Value at 09/30/2017	Income		Net Realized Gain (Loss) (2)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	16,049,913	—	(12,396,284	)(1)	3,653,629	$3,653,629	$316,123		$—	$—
SL Liquidity Series, LLC, Money Market Series	9,007,190	—	(3,639,203	)(1)	5,367,987	5,368,524	33,396	(3)	(1,965)	—
iShares Core U.S. Aggregate Bond Fund	209,199	—	(46,774)		162,425	17,800,156	315,265		(250,701)	(511,996)
iShares iBoxx $ High Yield Corporate Bond ETF	—	88,830	(69,830)		19,000	1,686,440	46,674		67,847	6,561

Total						$28,508,749	$711,458		$(184,819)	$(505,435)

(1)	Represents net shares sold.
(2)	Includes net capital gain distributions, if applicable.
(3)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of non cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Barclays Capital, Inc.	0.80%	9/29/2017	10/02/17	1,331,663	1,331,692	U.S. Treasury Obligations	Overnight
BNP Paribas SA	(0.15)%	9/29/2017	10/02/17	1,742,633	1,742,625	U.S. Treasury Obligations	Overnight
BNP Paribas SA	1.20%	9/29/2017	10/02/17	2,082,600	2,082,669	U.S. Treasury Obligations	Overnight
Credit Suisse Securities USA LLC	1.25%	9/29/2017	10/02/17	1,769,611	1,769,673	U.S. Treasury Obligations	Overnight
Credit Suisse Securities USA LLC	1.25%	9/29/2017	10/02/17	4,788,978	4,789,145	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	(0.05)%	9/29/2017	10/02/17	1,093,125	1,093,123	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	1.25%	9/29/2017	10/02/17	1,061,813	1,061,849	U.S. Treasury Obligations	Overnight
JP Morgan Securities LLC	1.25%	9/29/2017	10/02/17	2,121,795	2,121,869	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.65%	9/29/2017	10/02/17	1,390,183	1,390,208	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.05%	9/29/2017	10/02/17	648,130	648,149	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.18%	9/29/2017	10/02/17	5,015,507	5,015,672	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.27%	9/29/2017	10/02/17	1,056,526	1,056,564	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.27%	9/29/2017	10/02/17	1,658,300	1,658,359	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.27%	9/29/2017	10/02/17	3,076,320	3,076,429	U.S. Treasury Obligations	Overnight

Total				28,837,184	28,838,026

18	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 10 Euro Index	41	October 2017	$2,581	$65,077
Nikkei 225 Index	56	December 2017	10,133	491,395
DAX Index	7	December 2017	2,647	53,565
U.S. Treasury 10 Year Note	60	December 2017	7,519	(43,503)
Long Gilt	3	December 2017	498	(15,236)
U.S. Treasury 2 Year Note	10	December 2017	2,157	(4,824)
U.S. Treasury 5 Year Note	33	December 2017	3,878	(22,637)

				$523,837

Long Gilt
Euro-Bund	(5)	December 2017	(951)	6,981
S&P 500 E-Mini Index	(145)	December 2017	(18,242)	(209,985)
U.S. Treasury Long Bond	(8)	December 2017	(1,223)	15,689
U.S. Treasury Ultra Bond	(66)	December 2017	(10,898)	327,719
3 Month Euro Dollar	(13)	March 2019	(3,188)	(9,288)

				$131,116

Total				$654,953

Forward foreign currency exchange contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	199,886	USD	63,000	Goldman Sachs International	10/3/17	$112
USD	63,000	BRL	195,206	BNP Paribas SA	10/3/17	1,366
USD	58,000	CLP	37,062,000	Deutsche Bank Securities, Inc.	10/5/17	97
COP	147,000,000	USD	50,000	Deutsche Bank Securities, Inc.	10/6/17	38
COP	295,521,000	USD	100,000	Credit Suisse International	10/6/17	593
EUR	50,000	USD	59,101	HSBC Bank Plc	10/11/17	20
TRY	14,613	USD	4,080	Royal Bank of Scotland	10/11/17	10
TRY	52,166	USD	14,571	Barclays Bank plc	10/11/17	31
TRY	52,172	USD	14,571	UBS AG	10/11/17	32
TRY	193,601	USD	54,000	HSBC Bank Plc	10/11/17	192
TRY	63,674	USD	17,777	BNP Paribas SA	10/11/17	46
USD	59,908	EUR	50,000	BNP Paribas SA	10/11/17	788
USD	69,055	EUR	58,021	Goldman Sachs International	10/11/17	450
USD	51,000	MXN	929,679	Goldman Sachs International	10/11/17	17
USD	59,000	TWD	1,760,560	JPMorgan Chase Bank	10/11/17	1,046
RUB	868,500	USD	15,000	Credit Suisse International	10/13/17	53
USD	159	AUD	200	Deutsche Bank AG	10/13/17	3
USD	40,887	AUD	51,800	Barclays Bank plc	10/13/17	259
USD	44,000	ZAR	574,401	Goldman Sachs International	10/13/17	1,644
RUB	4,632,000	USD	80,000	Bank of America NA	10/18/17	149
USD	65,250	CAD	81,087	Bank of America NA	10/18/17	256
RUB	3,651,417	USD	63,000	Citibank NA	10/20/17	140
USD	498,633	TRY	1,737,711	Royal Bank of Scotland	10/20/17	13,491
USD	170,295	MXN	3,110,378	Royal Bank of Scotland	10/23/17	68
USD	205,919	MXN	3,693,050	Goldman Sachs International	10/23/17	3,803
USD	1,430	TRY	5,000	BNP Paribas SA	10/23/17	36
USD	23,301	IDR	313,582,836	Goldman Sachs International	10/26/17	66
USD	78,036	IDR	1,049,790,658	UBS AG	10/26/17	252
USD	128,368	IDR	1,728,276,671	BNP Paribas SA	10/26/17	312
USD	201,894	IDR	2,706,276,223	JPMorgan Chase Bank	10/26/17	1,376
USD	250,664	IDR	3,370,443,853	Goldman Sachs International	10/26/17	933
USD	309,133	IDR	4,155,343,958	Deutsche Bank Securities, Inc.	10/26/17	1,247
AUD	63,000	USD	49,265	Bank of America NA	11/8/17	129
USD	934,532	RUB	53,905,106	Citibank NA	11/15/17	7,036
USD	22,834	ZAR	307,718	Bank of America NA	11/17/17	274
USD	163,516	ZAR	2,187,956	Deutsche Bank AG	11/17/17	3,111
USD	1,420	TRY	5,000	BNP Paribas SA	11/20/17	37
NZD	50,000	MXN	645,625	Goldman Sachs International	12/20/17	1,052
USD	27,970	AUD	35,000	Goldman Sachs International	12/20/17	541
USD	26,897	GBP	20,000	Deutsche Bank Securities, Inc.	12/20/17	30
USD	855,000	MXN	15,440,958	HSBC Bank Plc	12/20/17	17,751
USD	14,572	NZD	20,000	HSBC Securities, Inc.	12/20/17	149

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	43,896	NZD	60,000	HSBC Bank Plc	$12/20/17	$625
USD	10,000	SEK	79,288	Barclays Bank plc	12/20/17	219
USD	492,034	TRY	1,737,711	Barclays Bank plc	12/20/17	15,453
USD	30,000	ZAR	392,040	BNP Paribas SA	12/20/17	1,410
USD	44,000	ZAR	587,250	JPMorgan Chase Bank	12/20/17	1,173
TRY	2,912,000	USD	753,237	Goldman Sachs	06/25/18	6,001
USD	1,340	TRY	5,000	BNP Paribas SA	06/25/18	36
USD	1,322	TRY	5,000	BNP Paribas SA	08/20/18	37

						83,990

USD	2,000	BRL	6,345	Deutsche Bank AG	10/3/17	(3)
CLP	36,261,600	USD	58,000	Royal Bank of Scotland	10/5/17	(1,347)
USD	50,000	COP	148,340,000	Royal Bank of Scotland	10/6/17	(494)
USD	100,000	COP	298,500,000	BNP Paribas SA	10/6/17	(1,608)
EUR	50,000	USD	60,123	Morgan Stanley Co., Inc.	10/11/17	(1,002)
MXN	1,069,696	EUR	50,000	Goldman Sachs International	10/11/17	(459)
MXN	907,806	USD	51,000	Goldman Sachs International	10/11/17	(1,217)
MXN	927,251	USD	51,000	Bank of America NA	10/11/17	(150)
TRY	181,270	USD	51,000	BNP Paribas SA	10/11/17	(260)
TWD	1,791,830	USD	59,000	Bank of America NA	10/11/17	(17)
IDR	777,619,999	USD	59,000	JPMorgan Chase Bank	10/12/17	(1,312)
AUD	52,000	USD	41,603	Deutsche Bank AG	10/13/17	(819)
USD	15,000	RUB	869,850	Deutsche Bank AG	10/13/17	(77)
CAD	56,887	USD	45,675	BNP Paribas SA	10/16/17	(79)
TRY	37,323	USD	10,752	Royal Bank of Scotland	10/16/17	(320)
TRY	48,497	USD	14,000	Goldman Sachs International	10/16/17	(445)
TRY	96,896	USD	28,000	HSBC Bank Plc	10/16/17	(917)
TRY	121,471	USD	35,000	Deutsche Bank AG	10/16/17	(1,048)
TRY	181,158	USD	52,248	Citibank NA	10/16/17	(1,613)
CAD	80,480	USD	65,250	BNP Paribas SA	10/18/17	(743)
MXN	622,328	USD	35,000	Goldman Sachs International	10/18/17	(912)
MXN	623,603	USD	35,000	UBS AG	10/18/17	(842)
MXN	1,247,050	USD	70,000	JPMorgan Chase Bank	10/18/17	(1,694)
TRY	323,341	EUR	78,000	Deutsche Bank AG	10/18/17	(1,939)
TRY	131,893	USD	37,860	BNP Paribas SA	10/23/17	(1,070)
USD	801,025	TRY	2,912,000	Goldman Sachs	10/23/17	(11,253)
ZAR	392,339	USD	30,400	Bank of America NA	10/23/17	(1,518)
MXN	1,794,597	USD	101,000	Goldman Sachs International	10/25/17	(2,817)
IDR	319,854,225	USD	23,811	Citibank NA	10/26/17	(112)
IDR	423,992,812	USD	31,559	Deutsche Bank Securities, Inc.	10/26/17	(144)
IDR	429,877,353	USD	32,002	Morgan Stanley Co., Inc.	10/26/17	(150)
IDR	841,640,610	USD	62,650	BNP Paribas SA	10/26/17	(290)
USD	27,779	IDR	375,345,399	Bank of America NA	10/26/17	(32)
IDR	2,550,143,999	USD	192,000	BNP Paribas SA	10/27/17	(3,065)
RUB	2,541,616	USD	44,000	JPMorgan Chase Bank	10/27/17	(154)
USD	44,000	RUB	2,576,640	Deutsche Bank Securities, Inc.	10/27/17	(451)
CLP	36,873,500	USD	58,000	Credit Suisse International	11/3/17	(427)
CLP	37,081,720	USD	58,000	Deutsche Bank Securities, Inc.	11/3/17	(102)
USD	50,000	COP	147,525,000	Deutsche Bank Securities, Inc.	11/3/17	(27)
USD	46,984	AUD	60,000	Goldman Sachs International	11/6/17	(60)
RUB	2,033,500	USD	35,000	JPMorgan Chase Bank	11/15/17	(11)
RUB	2,033,500	USD	35,000	Deutsche Bank AG	11/15/17	(11)
USD	477,580	TRY	1,727,000	BNP Paribas SA	11/20/17	(117)
IDR	565,320,000	USD	42,000	HSBC Bank Plc	11/22/17	(227)
IDR	564,900,000	USD	42,000	JPMorgan Chase Bank	11/29/17	(289)
AUD	1,000	USD	799	Barclays Bank plc	12/20/17	(16)
AUD	35,000	USD	28,047	Citibank NA	12/20/17	(618)
EUR	30,000	USD	35,982	Goldman Sachs International	12/20/17	(366)
GBP	30,000	USD	40,344	Citibank NA	12/20/17	(45)
JPY	3,490,760	CHF	30,000	Goldman Sachs International	12/20/17	(4)
MXN	326,359	NZD	25,000	JPMorgan Chase Bank	12/20/17	(334)
MXN	327,728	NZD	25,000	HSBC Bank Plc	12/20/17	(259)
NZD	20,000	USD	14,466	HSBC Bank Plc	12/20/17	(42)
NZD	20,000	USD	14,495	BNP Paribas SA	12/20/17	(71)
NZD	40,000	USD	29,038	Citibank NA	12/20/17	(190)
SEK	79,910	USD	10,000	BNP Paribas SA	12/20/17	(142)
TRY	331,000	EUR	78,000	Barclays Bank plc	12/20/17	(1,822)

20	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	17,952	USD	5,000	BNP Paribas SA	12/20/17	$(77)
USD	40,278	GBP	30,000	BNP Paribas SA	12/20/17	(21)
USD	28,830	NZD	40,000	Deutsche Bank Securities, Inc.	12/20/17	(17)
ZAR	263,700	USD	20,000	BNP Paribas Securities Corp.	12/20/17	(769)
ZAR	392,655	USD	30,000	Deutsche Bank AG	12/20/17	(1,365)
TRY	1,727,000	USD	444,227	BNP Paribas SA	08/20/18	(431)

						(48,233)

Net Unrealized Appreciation						$35,757

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
U.S. Treasury 10 Year Note Futures	228	10/27/2017	USD	124.50	USD	28,386	$49,875
U.S. Treasury 10 Year Note Futures	90	11/24/2017	USD	124.00	USD	11,160	25,312
U.S. Treasury 10 Year Note Futures	121	10/27/2017	USD	125.00	USD	15,125	47,266

							$122,453

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Barrier Price/Range	Notional Amount (000)		Value
Call
		JPMorgan Chase
USD Currency	Down and Out	Bank NA	—	11/16/2017	BRL 3.10	BRL 2.96	USD	80	$216

									$216

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call:
USD Currency	Credit Suisse International	—	10/12/2017	RUB	63.00	USD	70	$—
USD Currency	JPMorgan Chase Bank NA	—	10/12/2017	CAD	1.23	USD	65	958
USD Currency	BNP Paribas SA	—	10/16/2017	CAD	1.28	USD	87	42
USD Currency	Morgan Stanley & Co. International plc	—	10/19/2017	ZAR	13.50	USD	38	619
USD Currency	Goldman Sachs International	—	10/19/2017	MXN	18.25	USD	76	660
USD Currency	Deutsche Bank AG	—	11/17/2017	MXN	18.00	USD	92	2,209
USD Currency	HSBC Bank plc	—	03/05/2018	KRW	1,190.00	USD	3,446	53,989

								58,477

Put:
USD Currency	Deutsche Bank AG	—	10/11/2017	MXN	18.00	USD	92	200
USD Currency	Deutsche Bank AG	—	10/12/2017	RUB	60.30	USD	70	3,206
USD Currency	JPMorgan Chase Bank NA	—	10/19/2017	ZAR	13.00	USD	76	62
AUD Currency	Goldman Sachs International	—	10/26/2017	USD	0.78	AUD	90	474
AUD Currency	Deutsche Bank AG	—	11/06/2017	USD	0.79	AUD	90	1,049
USD Currency	HSBC Bank plc	—	11/24/2017	INR	65.50	USD	92	662
USD Currency	Citibank NA	—	11/30/2017	ZAR	13.50	USD	61	1,069
USD Currency	JPMorgan Chase Bank NA	—	11/30/2017	BRL	3.17	USD	61	905
USD Currency	Credit Suisse International	—	12/13/2017	RUB	58.50	USD	70	1,646
EUR Currency	Deutsche Bank AG	—	02/15/2018	TRY	4.32	EUR	76	1,741

								11,014

								$69,491

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
U.S. Treasury 10 Year Note Futures	228	10/27/2017	USD	123.50	USD	22,800	$(14,250)

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	—	10/12/2017	RUB	63.00	USD	70	$—
USD Currency	Goldman Sachs International	—	10/19/2017	ZAR	13.50	USD	76	(1,214)
AUD Currency	Deutsche Bank AG	—	11/06/2017	USD	0.81	AUD	90	(112)
USD Currency	Deutsche Bank AG	—	11/17/2017	MXN	18.60	USD	137	(1,177)
USD Currency	HSBC Bank plc	—	11/24/2017	INR	66.50	USD	46	(272)
USD Currency	Credit Suisse International	—	12/13/2017	RUB	62.00	USD	70	(437)
EUR Currency	Deutsche Bank AG	—	02/15/2018	TRY	4.50	EUR	54	(1,493)
USD Currency	HSBC Bank plc	—	03/05/2018	KRW	1,303.00	USD	3,446	(20,529)

								(25,234)

Put
USD Currency	Credit Suisse International	—	10/12/2017	RUB	60.30	USD	70	(3,177)
USD Currency	Goldman Sachs International	—	10/19/2017	ZAR	13.00	USD	76	(63)
USD Currency	Deutsche Bank AG	—	10/26/2017	RUB	57.50	USD	63	(551)
USD Currency	Citibank NA	—	11/30/2017	ZAR	13.10	USD	122	(860)
USD Currency	JPMorgan Chase Bank NA	—	11/30/2017	BRL	3.11	USD	122	(867)
EUR Currency	Deutsche Bank AG	—	02/15/2018	TRY	4.10	EUR	54	(307)

								(5,825)

								$(31,059)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00	Quarterly	Bank of America NA	09/20/2020	USD	209	$(2,389)	$1,595	$(3,984)
United Mexican States	1.00	Quarterly	JPMorgan Chase Bank	06/20/2020	USD	209	(2,414)	1,032	(3,446)
			Morgan Stanley & Co.
CMBX.NA.6.BBB-	3.00	Monthly	International plc	05/11/2063	USD	20	3,026	1,145	1,881
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/2063	USD	70	(481)	(10)	(471)
CMBX.NA.6.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	05/11/2063	USD	20	3,026	1,260	1,766
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/2063	USD	100	(687)	(75)	(612)
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/2063	USD	120	(825)	0	(825)
CMBX.NA.6.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	05/11/2063	USD	20	3,026	1,260	1,766
CMBX.NA.9.AAA	0.50	Monthly	Credit Suisse AG	09/17/2058	USD	60	85	732	(647)
			Morgan Stanley & Co.
CMBX.NA.9.AAA	0.50	Monthly	International plc	09/17/2058	USD	50	70	610	(540)
			Morgan Stanley & Co.
CMBX.NA.9.AAA	0.50	Monthly	International plc	09/17/2058	USD	40	57	488	(431)
			Morgan Stanley & Co.
CMBX.NA.9.AAA	0.50	Monthly	International plc	09/17/2058	USD	170	241	2,235	(1,994)
CMBX.NA.9.AAA	0.50	Monthly	Deutsche Bank AG	09/17/2058	USD	50	70	618	(548)
			Morgan Stanley & Co.
CMBX.NA.9.AAA	0.50	Monthly	International plc	09/17/2058	USD	90	127	1,315	(1,188)
CMBX.NA.6.BBB-	3.00	Monthly	Deutsche Bank AG	05/11/2063	USD	30	4,539	2,674	1,865
CMBX.NA.6.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	05/11/2063	USD	20	3,026	1,952	1,074
Loews Corp.	1.00	Quarterly	Barclays Bank plc	12/20/2022	USD	110	(4,292)	(3,759)	(533)
Republic of the Philippines	1.00	Quarterly	JPMorgan Chase Bank	12/20/2022	USD	277	(4,636)	(4,430)	(206)
Argentine Republic	5.00	Quarterly	Goldman Sachs International	12/20/2022	USD	175	(17,427)	(15,555)	(1,872)
			Morgan Stanley & Co.
Republic of South Africa	1.00	Quarterly	International plc	12/20/2022	USD	55	2,343	2,255	88
Argentine Republic	5.00	Quarterly	Goldman Sachs International	12/20/2022	USD	162	(16,159)	(14,186)	(1,973)
Republic of South Africa	1.00	Quarterly	Bank of America NA	12/20/2022	USD	59	2,513	2,419	94
Russian Federation	1.00	Quarterly	Bank of America NA	12/20/2022	USD	5	107	129	(22)
			Morgan Stanley & Co.
Russian Federation	1.00	Quarterly	International plc	12/20/2022	USD	5	107	128	(21)

							$(26,947)	$(16,168)	$(10,779)

22	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund (%)	Payment Frequency	Counterparty	Termination Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.A	2.00	Monthly	Deutsche Bank AG	09/17/2058	NR	USD	50	$(2,195)	$(1,747)	$(448)
CMBX.NA.9.A	2.00	Monthly	J.P. Morgan Securities LLC	09/17/2058	NR	USD	10	(439)	(319)	(120)
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/2059	NR	USD	5	(595)	(439)	(156)
CMBX.NA.8.A	2.00	Monthly	Goldman Sachs	10/17/2057	NR	USD	20	(1,122)	(2,017)	895
CMBX.NA.3.AM	0.50	Monthly	Credit Suisse AG	12/13/2049	NR	USD	670	(268)	(5,696)	5,428
CMBX.NA.3.AM	0.50	Monthly	Goldman Sachs	12/13/2049	NR	USD	1,320	(527)	(11,363)	10,836
CMBX.NA.9.BBB-	3.00	Monthly	Credit Suisse AG	09/17/2058	NR	USD	40	(5,080)	(4,115)	(965)
CMBX.NA.8.A	2.00	Monthly	Goldman Sachs	10/17/2057	NR	USD	30	(1,682)	(1,674)	(8)
MBX.NA.4.AM	0.50	Monthly	Deutsche Bank AG	02/17/2051	NR	USD	120	(102)	(3,401)	3,299
CMBX.NA.9.A	2.00	Monthly	J.P. Morgan Securities LLC	09/17/2058	NR	USD	20	(878)	(535)	(343)
CMBX.NA.9.A	2.00	Monthly	Morgan Stanley & Co. International plc	09/17/2058	NR	USD	100	(4,390)	(2,165)	(2,225)
CMBX.NA.9.A	2.00	Monthly	Credit Suisse AG	09/17/2058	NR	USD	10	(439)	(513)	74
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International plc	09/17/2058	NR	USD	20	(2,539)	(2,103)	(436)
CMBX.NA.9.A	2.00	Monthly	Morgan Stanley & Co. International plc	09/17/2058	NR	USD	20	(878)	(968)	90
CMBX.NA.9.A	2.00	Monthly	Morgan Stanley & Co. International plc	09/17/2058	NR	USD	30	(1,317)	(996)	(321)
CMBX.NA.9.A	2.00	Monthly	Morgan Stanley & Co. International plc	09/17/2058	NR	USD	30	(1,317)	(1,576)	259
CMBX.NA.6.BBB-	3.00	Monthly	Credit Suisse AG	05/11/2063	NR	USD	20	(3,026)	(1,614)	(1,412)
United Mexican States	1.00	Quarterly	JPMorgan Chase Bank	09/20/2020	NR	USD	209	2,389	(1,394)	3,783
United Mexican States	1.00	Quarterly	Bank of America NA	06/20/2020	NR	USD	209	2,414	(1,191)	3,605
Transocean, Inc.	1.00	Quarterly	Goldman Sachs	06/20/2019	B+	USD	25	(181)	(264)	83

								$(22,172)	$(44,090)	$21,918

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Inflation Swaps

Reference Entity	Fixed Rate	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1 month UKRPI	3.46	At Termination	Credit Suisse International	10/15/2026	GBP	370	$(12,408)	$—	$3,895

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund					Notional Amount (000)		Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Counterparty	Termination Date			Value
		3 month					1,867	$(339)	$—	$(339)
9.50	At Termination	CD_KSDA	At Termination	Bank of America NA	10/02/2017	BRL
		1 day
1.69	Quarterly	BZDIOVER	Quarterly	Deutsche Bank AG	11/10/2017	USD	311,432	(191)	—	(191)
3 month
CD_KSDA	Quarterly	1.92	Quarterly	Deutsche Bank AG	11/10/2017	USD	311,432	337	—	337
		1 day
9.85	At Termination	BZDIOVER	At Termination	Citibank NA	01/02/2018	BRL	1,632	(3,591)	—	(3,591)

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Rate	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
		1 day
8.98	At Termination	BZDIOVER	At Termination	Citibank NA	01/02/2018	BRL	455	$(158)	$—	$(158)
		1 day
9.98	At Termination	BZDIOVER	At Termination	JPMorgan Chase Bank	01/02/2018	BRL	1,632	(2,615)	—	(2,615)
		28 day
4.55	Monthly	MXIBTIIE	Monthly	Barclays Bank plc	03/21/2018	MXN	1,273	1,042	—	1,042
		28 day
4.85	Monthly	MXIBTIIE	Monthly	Bank of America NA	11/01/2018	MXN	959	1,425	—	1,425
28 day
MXIBTIIE	Monthly	7.07	Monthly	Citibank NA	11/21/2018	MXN	4,102	(462)	—	(462)
28 day
MXIBTIIE	Monthly	7.06	Monthly	JPMorgan Chase Bank	11/21/2018	MXN	4,922	(585)	—	(585)
28 day
MXIBTIIE	Monthly	6.98	Monthly	Citibank NA	11/28/2018	MXN	7,000	(1,250)	—	(1,250)
28 day
MXIBTIIE	Monthly	6.98	Monthly	JPMorgan Chase Bank	11/28/2018	MXN	3,971	(709)	—	(709)
1 day
BZDIOVER	At Termination	9.25	At Termination	Citibank NA	01/02/2019	BRL	1,230	8,551	—	8,551
		1 day
7.75	At Termination	BZDIOVER	At Termination	Bank of America NA	01/02/2019	BRL	1,334	(2,239)	—	(2,239)
1 day
BZDIOVER	At Termination	9.28	At Termination	JPMorgan Chase Bank	01/02/2019	BRL	1,168	8,243	—	8,243
		1 day
8.00	At Termination	BZDIOVER	At Termination	Citibank NA	01/02/2019	BRL	1,306	(3,375)	—	(3,375)
		1 day
8.78	At Termination	BZDIOVER	At Termination	Citibank NA	01/02/2020	BRL	1,310	(6,541)	—	(6,541)
1 day
BZDIOVER	At Termination	9.14	At Termination	Bank of America NA	01/04/2021	BRL	592	2,682	—	2,682
		3 month
3.27	Semi-Annual	LIBOR	Quarterly	Deutsche Bank AG	05/16/2021	USD	550	(32,318)	—	(32,318)
1 day
BZDIOVER	At Termination	9.61	At Termination	Bank of America NA	01/02/2023	BRL	306	1,517	—	1,517
1 day
BZDIOVER	At Termination	9.84	At Termination	Citibank NA	01/02/2023	BRL	582	5,052	—	5,052
1 day
BZDIOVER	At Termination	9.85	At Termination	Citibank NA	01/02/2023	BRL	307	2,698	—	2,698
		28 day
5.72	Monthly	MXIBTIIE	Monthly	Bank of America NA	01/03/2025	MXN	940	3,642	—	3,642
28 day
MXIBTIIE	Monthly	6.42	Monthly	Bank of America NA	06/06/2025	MXN	836	(1,523)	—	(1,523)
28 day
MXIBTIIE	Monthly	6.32	Monthly	Citibank NA	07/17/2025	MXN	1,010	(2,202)	—	(2,202)
		28 day
6.31	Monthly	MXIBTIIE	Monthly	Deutsche Bank AG	08/11/2025	MXN	3,807	8,650	—	8,650
28 day
MXIBTIIE	Monthly	6.27	Monthly	Bank of America NA	12/05/2025	MXN	116	(292)	—	(292)

								$(14,551)	$—	$(14,551)

Centrally Cleared Credit Default Swaps - Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund (%)	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.29.V1	1.00	Quarterly	12/20/2022	NR	USD 2,200	$48,657	$45,870	$2,787

(a)	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit even take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate (%)	Frequency	Rate (%)	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
7.36	Monthly	28 day MXIBTIIE	Monthly	N/A	1/28/2019	MXN	12,895	$(1,548)	$—	$(1,548)
28 day MXIBTIIE	Monthly	7.08	Monthly	N/A	8/8/2019	MXN	16,010	370	—	370
28 day MXIBTIIE	Monthly	7.32	Monthly	N/A	2/20/2020	MXN	11,928	5,558	—	5,558
28 day MXIBTIIE	Monthly	7.16	Monthly	N/A	4/29/2020	MXN	10,190	3,321	—	3,321
3 month LIBOR	Quarterly	2.04	Semi-Annual	7/26/2019(a)	7/26/2021	USD	4,236	(4,833)	—	(4,833)
3 month LIBOR	Quarterly	2.09	Semi-Annual	7/29/2019(a)	7/29/2021	USD	4,340	(1,405)	—	(1,406)
3 month LIBOR	Quarterly	2.08	Semi-Annual	7/31/2019(a)	7/31/2021	USD	12,509	(5,820)	—	(5,820)
28 day MXIBTIIE	Monthly	7.44	Monthly	N/A	3/7/2022	MXN	4,082	5,585	—	5,585
28 day MXIBTIIE	Monthly	7.47	Monthly	N/A	3/7/2022	MXN	2,041	2,901	—	2,901
28 day MXIBTIIE	Monthly	7.48	Monthly	N/A	3/7/2022	MXN	2,041	2,944	—	2,944
28 day MXIBTIIE	Monthly	7.16	Monthly	N/A	6/1/2022	MXN	4,905	3,908	—	3,908

24	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Rate (%)	Frequency	Rate (%)	Frequency	Effective Date		Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
28 day MXIBTIIE	Monthly	6.32	Monthly	N/A		7/17/2025	MXN	2,027	$(4,453)	$—	$(4,453)
3 month LIBOR	Quarterly	2.13	Semi-Annual	N/A		8/25/2025	USD	65	(194)	—	(194)
7.66	Quarterly	3 month JIBAR	Quarterly	N/A		9/14/2027	ZAR	815	775	—	775
7.71	Quarterly	3 month JIBAR	Quarterly	N/A		9/19/2027	ZAR	655	472	—	472
7.72	Quarterly	3 month JIBAR	Quarterly	N/A		9/19/2027	ZAR	1,310	876	—	876
7.74	Quarterly	3 month JIBAR	Quarterly	N/A		9/21/2027	ZAR	525	300	—	300
2.50	Semi-Annual	3 month LIBOR	Quarterly	7/26/2019	(a)	7/26/2029	USD	938	(1,803)	—	(1,803)
2.57	Semi-Annual	3 month LIBOR	Quarterly	7/29/2019	(a)	7/29/2029	USD	940	(7,499)	—	(7,499)
2.58	Semi-Annual	3 month LIBOR	Quarterly	7/31/2019	(a)	7/31/2029	USD	2,780	(24,589)	—	(24,589)

									$(25,134)	$—	$(25,135)

(a)	Forward Swaps

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments:
Asset-Backed Securities	$—	$20,528,005	$1,295,827	$21,823,832
Common Stocks (a)	312,163,068	—	—	312,163,068
Corporate Bonds:
Aerospace & Defense	—	578,638	—	578,638
Air Freight & Logistics	—	336,408	—	336,408
Airlines	—	435,417	—	435,417
Auto Components	—	118,725	—	118,725
Automobiles	—	401,297	—	401,297
Banks	—	13,807,640	—	13,807,640
Beverages	—	302,177	—	302,177
Biotechnology	—	1,315,864	—	1,315,864
Building Products	—	279,725	—	279,725
Capital Markets	—	3,150,926	—	3,150,926
Chemicals	—	288,823	—	288,823
Commercial Services & Supplies	—	547,945	—	547,945
Communications Equipment	—	120,399	—	120,399
Consumer Finance	—	1,993,838	—	1,993,838
Containers & Packaging	—	292,729	—	292,729

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

	Level 1	Level 2	Level 3	Total
Assets:
Diversified Consumer Services	$—	$82,042	$—	$82,042
Diversified Financial Services	—	849,143	164,207	1,013,350
Diversified Telecommunication Services	—	2,201,717	—	2,201,717
Electric Utilities	—	1,223,249	—	1,223,249
Electrical Equipment	—	49,339	—	49,339
Electronic Equipment, Instruments & Components	—	105,245	—	105,245
Energy Equipment & Services	—	236,889	—	236,889
Equity Real Estate Investment Trusts (REITs)	—	433,701	—	433,701
Food & Staples Retailing	—	140,135	—	140,135
Food Products	—	109,255	—	109,255
Gas Utilities	—	56,538	—	56,538
Health Care Equipment & Supplies	—	772,230	—	772,230
Health Care Providers & Services	—	1,360,257	—	1,360,257
Hotels, Restaurants & Leisure	—	237,659	—	237,659
Household Durables	—	30,461	—	30,461
Industrial Conglomerates	—	146,005	—	146,005
Insurance	—	688,011	—	688,011
Internet & Direct Marketing Retail	—	254,419	—	254,419
IT Services	—	335,810	—	335,810
Media.	—	2,361,216	—	2,361,216
Metals & Mining	—	644,519	—	644,519
Multi-Utilities	—	196,974	—	196,974
Oil, Gas & Consumable Fuels	—	1,594,318	—	1,594,318
Paper & Forest Products	—	85,139	—	85,139
Pharmaceuticals	—	1,281,093	—	1,281,093
Road & Rail	—	476,264	—	476,264
Semiconductors & Semiconductor Equipment	—	2,309,499	—	2,309,499
Software	—	1,620,445	—	1,620,445
Technology Hardware, Storage & Peripherals	—	1,806,637	—	1,806,637
Tobacco	—	193,495	—	193,495
Trading Companies & Distributors	—	441,377	—	441,377
Wireless Telecommunication Services	—	22,554	—	22,554
Foreign Agency Obligations	—	921,984	—	921,984
Foreign Government Obligations	—	8,754,243	—	8,754,243
Investment Companies	19,486,596	—	—	19,486,596
Municipal Bonds	—	8,023,553	—	8,023,553
Non-Agency Mortgage-Backed Securities	—	10,143,090	1,687,457	11,830,547
Other Interests	—	—	16,594	16,594
Preferred Securities	465,954	—	—	465,954
U.S. Government Sponsored Agency Securities	—	62,957,493	—	62,957,493
U.S. Treasury Obligations	—	49,491,520	—	49,491,520
Short-Term Securities(a)	3,653,629	655,430	—	4,309,059
Options Purchased:
Foreign currency exchange contracts	—	69,491	—	69,491
Interest rate contracts	122,453	216	—	122,669
Liabilities:
Borrowed Bonds	—	(648,681)	—	(648,681)
TBA Sale Commitments	—	(19,885,932)	—	(19,885,932)

Subtotal	$335,891,700	$187,326,598	$3,164,085	$526,382,383

Investments valued at NAV(b)				$5,368,524

Total Investments				$531,750,907

(a)	See above Schedule of Investments for values in each security type.
(b)	As of September 30, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Derivative Financial Instruments(c)
Assets:
Credit contracts	$—	$39,673	$—	$39,673
Equity contracts	610,037	—	—	610,037
Foreign currency exchange contracts	—	153,697	—	153,697
Interest rate contracts	122,453	425,133	—	547,586

26	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

	Level 1	Level 2	Level 3	Total
Liabilities:
Credit contracts	$—	$(25,747)	$—	$(25,747)
Equity contracts	(209,985)	—	—	(209,985)
Foreign currency exchange contracts	—	(79,292)	—	(79,292)
Interest rate contracts	(14,250)	(166,023)	—	(130,273)

Total	$508,255	$397,441	$—	$905,696

(c)	Derivative financial instruments are swaps, forward currency contracts, futures contracts and options written. Swaps, forward currency contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended September 30, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage- Backed Securities	Other Interests	Total
Opening Balance, as of December 31, 2016	$4,592,036	$—	$1,252,877	$—	$5,844,913
Transfers into Level 3	—	182,623	479,049	—	661,672
Transfers out of Level 3	(3,691,923)	—	—	—	(3,691,923)
Accrued discounts/premiums	443	—	3,388	—	3,831
Net realized gain (loss)	5,492	—	5,546	—	11,038
Net change in unrealized appreciation
(depreciation)(a)	(7,110)	(2,039)	11,994	—	2,845
Purchases	1,264,993	—	789,000	16,594	2,070,587
Sales	(868,104)	(16,377)	(854,397)	—	(1,738,878)

Closing Balance, as of September 30, 2017	$1,295,827	$164,207	$1,687,457	$16,594	$3,164,085

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2017(a)	$1,015	$(2,039)	$14,002	$—	$12,978

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

Currency

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviations

ABS	Asset-Backed Security
BZDIOVER	Overnight Brazil CETIP - Interbank Rate
CD_KSDA	Certificates of Deposit by the Korean Securities Dealers Association

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
GO	General Obligations Bonds
JIBAR	Johannesburg Interbank Average Rate
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexican Equilibrium Interbank Interest Rate
OTC	Over-the-counter
RB	Revenue Bonds
TBA	To Be Announced
VRDN	Variable Rate Demand Notes

28	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments September 30, 2017 (unaudited)	BlackRock Capital Appreciation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.0%

Aerospace & Defense — 1.1%
TransDigm Group, Inc.(a)	6,772	$1,731,262

Banks — 5.0%
Bank of America Corp.	173,507	4,396,668
First Republic Bank	25,911	2,706,663
Wells Fargo & Co.	18,501	1,020,330

		8,123,661
Beverages — 3.5%
Constellation Brands, Inc., Class A	22,975	4,582,364
Dr Pepper Snapple Group, Inc.	12,672	1,121,092

		5,703,456
Biotechnology — 6.7%(b)
Alexion Pharmaceuticals, Inc.	35,950	5,043,425
Biogen, Inc.	6,188	1,937,587
Celgene Corp.	14,151	2,063,499
Vertex Pharmaceuticals, Inc.	12,012	1,826,304

		10,870,815
Capital Markets — 0.7%
S&P Global, Inc.	7,380	1,153,568

Chemicals — 2.3%
Monsanto Co.	12,811	1,535,014
Sherwin-Williams Co. (The)	6,040	2,162,562

		3,697,576
Construction Materials — 0.5%
Vulcan Materials Co.	6,737	805,745

Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B(b)	12,754	2,338,063

Diversified Telecommunication Services — 0.5%
Zayo Group Holdings, Inc.(b)	22,436	772,247

Electrical Equipment — 1.6%
Acuity Brands, Inc.(a)	14,654	2,509,937

Energy Equipment & Services — 1.2%
Halliburton Co.	42,329	1,948,404

Equity Real Estate Investment Trusts (REITs) — 1.4%
Equinix, Inc.	3,213	1,433,962
SBA Communications Corp.(b)	5,573	802,790

		2,236,752
Health Care Equipment & Supplies — 3.3%
Becton Dickinson and Co.	13,337	2,613,385
Boston Scientific Corp.(b)	91,820	2,678,389

		5,291,774
Health Care Providers & Services — 4.7%
UnitedHealth Group, Inc.	38,819	7,602,701

Hotels, Restaurants & Leisure — 1.4%
Domino’s Pizza, Inc.(a)	11,749	2,332,764

Industrial Conglomerates — 1.0%
Roper Technologies, Inc.	6,884	1,675,566

Internet & Direct Marketing Retail — 13.0%(b)
Amazon.com, Inc.	12,183	11,712,127
Netflix, Inc.	22,484	4,077,473
Priceline Group, Inc. (The)	2,840	5,199,529

		20,989,129

Security	Shares	Value
Internet Software & Services — 15.4%
Alibaba Group Holding Ltd., ADR(b)	7,511	$1,297,225
Alphabet, Inc., Class A(b)	11,109	10,817,055
Facebook, Inc., Class A(b)	35,501	6,066,056
MercadoLibre, Inc.(a)	4,955	1,282,998
Tencent Holdings Ltd.	126,200	5,517,552

		24,980,886
IT Services — 5.8%
Global Payments, Inc.	16,355	1,554,216
PayPal Holdings, Inc.(b)	25,103	1,607,345
Visa, Inc., Class A(a)	59,392	6,250,414

		9,411,975
Life Sciences Tools & Services — 1.3%
Illumina, Inc.(b)	10,369	2,065,505

Oil, Gas & Consumable Fuels — 0.6%
Pioneer Natural Resources Co.	6,745	995,157

Pharmaceuticals — 0.9%
Zoetis, Inc.	22,468	1,432,560

Professional Services — 1.6%
Equifax, Inc.	25,033	2,653,248

Semiconductors & Semiconductor Equipment — 5.3%
ASML Holding NV, NYRS	14,965	2,562,008
Broadcom Ltd.	11,021	2,673,033
NVIDIA Corp.	11,878	2,123,430
Teradyne, Inc.	30,358	1,132,050

		8,490,521
Software — 12.2%
Activision Blizzard, Inc.	26,802	1,728,997
Adobe Systems, Inc.(b)	20,942	3,124,128
Autodesk, Inc.(b)	31,500	3,536,190
Electronic Arts, Inc.(b)	6,901	814,732
Microsoft Corp.	124,597	9,281,231
Zendesk, Inc.(b)	41,950	1,221,164

		19,706,442
Specialty Retail — 3.7%
Home Depot, Inc. (The)(a)	20,508	3,354,288
Ulta Beauty, Inc.(b)	11,862	2,681,524

		6,035,812
Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	16,717	2,576,424

Textiles, Apparel & Luxury Goods — 1.3%
NIKE, Inc., Class B	40,852	2,118,176

Total Common Stocks — 99.0% (Cost: $119,896,605)		160,250,126

Preferred Stocks — 0.7%(b)(c)(d)

Software — 0.7%
Palantir Technologies, Inc., Series I (Acquired 2/11/14, cost $1,152,906)	188,076	1,066,391
Total Preferred Stocks — 0.7% (Cost: $1,152,906)		1,066,391

Total Long-Term Investments — 99.7% (Cost: $121,049,511)		161,316,517

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Capital Appreciation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 8.0%

Money Market Funds — 8.0%(e)(f)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91%	2,512,881	$2,512,881
SL Liquidity Series, LLC, Money Market Series, 1.32%(g)	10,504,563	10,505,613

Total Money Market Funds — 8.0% (Cost: $13,018,494)		13,018,494

Total Short-Term Securities — 8.0% (Cost: $13,018,494)		13,018,494
Total Investments — 107.7% (Cost: $134,068,005)		174,335,011
Liabilities in Excess of Other Assets — (7.7)%		(12,490,464)

Net Assets — 100.0%		$161,844,547

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $1,066,391 and an original cost of $1,152,906, which was 0.70% of its net assets.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares Held at 12/31/16	Net Activity	Shares Held at 09/30/17	Value at 09/30/17	Net Realized Gain (Loss)(1)	Change in Unrealized Appreciation (Depreciation)	Income
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,604,140	908,741	2,512,881	$2,512,881	$—	$—	$5,158
SL Liquidity Series, LLC, Money Market Series	588,197	9,916,366	10,504,563	10,505,613	(656)	(636)	54,664	(2)

				$13,018,494	$(656)	$(636)	$59,822

(1)	Includes net capital gain distributions, if applicable.
(2)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Annualized 7-day yield as of period end.
(g)	Security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts
NYRS	New York Registered Shares

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Capital Appreciation Portfolio (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments
Common Stocks
Aerospace & Defense	$1,731,262	$—	$—	$1,731,262
Banks	8,123,661	—	—	8,123,661
Beverages	5,703,456	—	—	5,703,456
Biotechnology	10,870,815	—	—	10,870,815
Capital Markets	1,153,568	—	—	1,153,568
Chemicals	3,697,576	—	—	3,697,576
Construction Materials	805,745	—	—	805,745
Diversified Financial Services	2,338,063	—	—	2,338,063
Diversified Telecommunication Services	772,247	—	—	772,247
Electrical Equipment	2,509,937	—	—	2,509,937
Energy Equipment & Services	1,948,404	—	—	1,948,404
Equity Real Estate Investment Trusts (REITs)	2,236,752	—	—	2,236,752
Health Care Equipment & Supplies	5,291,774	—	—	5,291,774
Health Care Providers & Services	7,602,701	—	—	7,602,701
Hotels, Restaurants & Leisure	2,332,764	—	—	2,332,764
Industrial Conglomerates	1,675,566	—	—	1,675,566
Internet & Direct Marketing Retail	20,989,129	—	—	20,989,129
Internet Software & Services	19,463,334	5,517,552	—	24,980,886
IT Services	9,411,975	—	—	9,411,975
Life Sciences Tools & Services	2,065,505	—	—	2,065,505
Oil, Gas & Consumable Fuels	995,157	—	—	995,157
Pharmaceuticals	1,432,560	—	—	1,432,560
Professional Services	2,653,248	—	—	2,653,248
Semiconductors & Semiconductor Equipment	8,490,521	—	—	8,490,521
Software	19,706,442	—	—	19,706,442
Specialty Retail	6,035,812	—	—	6,035,812
Technology Hardware, Storage & Peripherals	2,576,424	—	—	2,576,424
Textiles, Apparel & Luxury Goods	2,118,176	—	—	2,118,176
Preferred Stocks	—	—	1,066,391	1,066,391

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Capital Appreciation Portfolio (Percentages shown are based on Net Assets)

	Level 1	Level 2	Level 3	Total
Assets:
Short-Term Securities	$2,512,881	$—	$—	$2,512,881

	$157,245,455	$5,517,552	$1,066,391	$163,829,398

Investments Valued at NAV(a)				10,505,613

Total Investments				$174,335,011

(a)	As of September 30, 2017, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Investments:
Assets:
Opening Balance, as of December 31, 2016	$1,521,535
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)[1]	(455,144)
Purchases	—
Sales	—
Closing Balance, as of September 30, 2017	$1,066,391

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2017[1]	$(455,144)

(1)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments September 30, 2017 (unaudited)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 55.4%

Australia — 0.0%
AGL Energy Ltd.	78	$1,432
BHP Billiton Ltd.	56	1,136
CSL Ltd.	7	737
Macquarie Group Ltd.	6	430
National Australia Bank Ltd.	89	2,206
Rio Tinto Ltd.	67	3,512
Scentre Group	61	188
Stockland	1,093	3,691
Telstra Corp. Ltd.	40	110
Woolworths Ltd.	104	2,060

		15,502
Belgium — 0.4%
Anheuser-Busch InBev SA	7,419	886,847
UCB SA	5	356

		887,203
Brazil — 0.2%
Azul SA, ADR(a)	17,776	487,951
Banco do Brasil SA(a)	191	2,108
Banco Santander Brasil SA	100	874
JBS SA	628	1,687
Vale SA(a)	100	1,012

		493,632
Canada — 0.4%
Agrium, Inc.	21	2,251
Bank of Nova Scotia (The)	77	4,949
Barrick Gold Corp.	109	1,754
Canadian Imperial Bank of Commerce	5	438
Canadian National Railway Co.	42	3,480
Canadian Pacific Railway Ltd.	11	1,848
Encana Corp.	64,404	758,679
Magna International, Inc.	81	4,323
Platinum Group Metals Ltd.(a)(b)	47,663	19,595
Teck Resources Ltd., Class B	169	3,558
Thomson Reuters Corp.	93	4,267
Toronto-Dominion Bank (The)	38	2,139

		807,281
China — 0.4%
Agricultural Bank of China Ltd., Class H	6,000	2,701
Alibaba Group Holding Ltd., ADR(a)(b)	2,525	436,093
Bank of China Ltd., Class H	5,000	2,484
Bank of Communications Co. Ltd., Class H	1,000	734
Brilliance China Automotive Holdings Ltd.	72,000	192,342
China Construction Bank Corp., Class H	6,000	5,013
China Mobile Ltd.	500	5,076
China Mobile Ltd., ADR	1,350	68,269
China Resources Power Holdings Co. Ltd.	2,000	3,622
China Telecom Corp. Ltd., Class H	2,000	1,029
China Vanke Co. Ltd., Class H	300	992
Chongqing Changan Automobile Co. Ltd., Class B	200	264
CNOOC Ltd.	3,000	3,884
Industrial & Commercial Bank of China Ltd., Class H	4,000	2,990
NetEase, Inc., ADR	16	4,221
Vipshop Holdings Ltd., ADR(a)	15	132
Want Want China Holdings Ltd.	66,000	46,501

		776,347
Cyprus — 0.0%
Ocean Rig UDW, Inc.(b)	3,264	77,585

Czech Republic — 0.0%
CEZ A/S	3,890	78,138

Security	Shares	Value
Denmark — 0.0%
AP Moller - Maersk A/S, Class A	2	$3,682
AP Moller - Maersk A/S, Class B	2	3,808
Danske Bank A/S	160	6,412
Novo Nordisk A/S, Class B	21	1,009

		14,911
Finland — 0.3%
Nokia OYJ	111,176	668,001

France — 2.8%
AXA SA	17,094	516,788
BNP Paribas SA	26	2,098
Cie de Saint-Gobain	5,607	334,065
Cie Generale des Etablissements Michelin	2,186	318,941
Danone SA	19,947	1,566,714
Dassault Aviation SA	234	378,637
Engie SA	60	1,019
L’Oreal SA	7	1,484
LVMH Moet Hennessy Louis Vuitton SE	6	1,659
Orange SA	287	4,699
Safran SA	6,988	714,098
Sanofi	6,634	660,393
Societe Generale SA	22	1,289
Sodexo SA	2,670	332,844
TOTAL SA	8,822	473,692
TOTAL SA, ADR	345	18,465
Unibail-Rodamco SE	1,333	324,376
Vinci SA	3,306	314,113
Vivendi SA	24	608

		5,965,982
Germany — 2.0%
adidas AG	4	906
Allianz SE (Registered)	22	4,941
BASF SE	37	3,942
Bayer AG (Registered)	9,482	1,295,273
Deutsche Post AG (Registered)	95	4,235
Deutsche Telekom AG (Registered)	28,882	539,351
E.ON SE	263	2,981
Evonik Industries AG	7,610	272,077
Fresenius Medical Care AG & Co. KGaA	23	2,249
GEA Group AG	5,340	243,096
Innogy SE(c)	27,943	1,244,839
SAP SE	73	8,004
Siemens AG (Registered)	1,915	270,224
Vonovia SE	7,569	322,347

		4,214,465
Hong Kong — 0.8%
CK Infrastructure Holdings Ltd.	7,500	64,658
CLP Holdings Ltd.	8,000	82,133
Hang Lung Properties Ltd.	16,000	38,093
HKT Trust & HKT Ltd.(d)	48,000	58,313
Hongkong Land Holdings Ltd.	400	2,884
I-CABLE Communications Ltd.(a)	7,664	252
Jardine Matheson Holdings Ltd.	1,100	69,766
Link REIT	9,500	77,254
Power Assets Holdings Ltd.	7,000	60,761
Sino Land Co. Ltd.	28,000	49,364
Sun Hung Kai Properties Ltd.	57,666	939,393
Swire Pacific Ltd., Class A	6,000	58,413
Swire Properties Ltd.	400	1,358
WH Group Ltd.(c)	3,500	3,728
Wharf Holdings Ltd. (The)	10,000	89,462

		1,595,832

SCHEDULE OF INVESTMENTS	1

Consolidated Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
India — 1.2%
Coal India Ltd.	16,610	$68,943
GAIL India Ltd.	190	1,221
Grasim Industries Ltd.	95	1,652
Hero MotoCorp. Ltd.	1,362	78,828
Hindustan Petroleum Corp.Ltd.	125	817
Hindustan Unilever Ltd.	108	1,943
Indian Oil Corp.Ltd.	107	657
Infosys Ltd.	49,424	682,382
Kotak Mahindra Bank Ltd.	22,491	345,537
Maruti Suzuki India Ltd.	2,256	276,034
Oil & Natural Gas Corp.Ltd.	19,620	51,416
Reliance Industries Ltd.	66,008	790,190
State Bank of India	41,848	162,979
Tata Motors Ltd.(a)	23	142
Tata Motors Ltd., Class A(a)	363	1,239
Tech Mahindra Ltd.	169	1,186
Vedanta Ltd.	280	1,351
Yes Bank Ltd.	25,305	135,837

		2,602,354
Indonesia — 0.1%
Siloam International Hospitals Tbk. PT(a)	246,786	183,253

Israel — 0.0%
Check Point Software Technologies Ltd.(a)	8	912

Italy — 1.0%
Atlantia SpA	79	2,496
Ei Towers SpA	6,369	376,753
Enel SpA	88,479	533,025
Luxottica Group SpA	5,425	303,581
RAI Way SpA(c)	43,728	236,187
Snam SpA	6,852	33,020
Telecom Italia SpA	626,568	584,140

		2,069,202
Japan — 8.0%
Aisin Seiki Co. Ltd.	4,820	254,123
Ajinomoto Co., Inc	16,100	314,186
Alfresa Holdings Corp.	2,100	38,473
Alpine Electronics, Inc.	1,500	27,324
Asahi Glass Co. Ltd.	100	3,714
Asahi Group Holdings Ltd.	800	32,351
Asahi Kasei Corp.	26,900	331,475
Astellas Pharma, Inc.	24,950	317,552
Bridgestone Corp.	17,500	794,565
Canon Marketing Japan, Inc.	1,800	43,051
COMSYS Holdings Corp.	2,100	50,162
Daicel Corp.	4,200	50,642
Daikin Industries Ltd.	2,500	253,181
Denso Corp.	11,630	588,599
East Japan Railway Co.	10,627	980,961
Exedy Corp.	1,200	36,571
Fujitsu Ltd.	1,000	7,442
Hino Motors Ltd.	3,800	46,501
Hitachi Chemical Co. Ltd.	8,100	222,269
Hitachi Ltd.	1,000	7,051
Hoya Corp.	6,601	356,974
Japan Airlines Co. Ltd.	21,200	717,648
Japan Aviation Electronics Industry Ltd.	1,000	15,665
Kamigumi Co. Ltd.	2,000	46,335
KDDI Corp.	3,300	86,988
Keyence Corp.	200	106,374
Kinden Corp.	6,600	106,394
Koito Manufacturing Co. Ltd.	2,600	163,267
Komatsu Ltd.	14,600	413,428
Kubota Corp.	15,280	277,954
Kuraray Co. Ltd.	2,700	50,516
Kurita Water Industries Ltd.	1,500	43,350

Security	Shares	Value
Japan (continued)
Kyudenko Corp.	1,100	$42,666
Kyushu Railway Co.	5,700	169,563
Mabuchi Motor Co. Ltd.	1,500	75,149
Maeda Road Construction Co. Ltd.	3,000	64,608
Marubeni Corp.	400	2,734
Mazda Motor Corp.	100	1,532
Medipal Holdings Corp.	2,400	41,711
Mitsubishi Electric Corp.	48,500	758,703
Mitsubishi UFJ Financial Group, Inc.	400	2,601
Murata Manufacturing Co. Ltd.	3,440	506,431
Nintendo Co. Ltd.	1,100	405,607
Nippo Corp.	3,000	64,222
Nippon Telegraph & Telephone Corp.	1,720	78,812
Nippon Television Holdings, Inc.	4,900	86,076
Nitto Denko Corp.	4,200	350,328
NTT DOCOMO, Inc.	200	4,571
Okumura Corp.	2,854	109,170
Olympus Corp.	100	3,389
Otsuka Holdings Co. Ltd.	1,500	59,642
Rakuten, Inc.	100	1,092
Renesas Electronics Corp..(a)	14,900	162,388
Resona Holdings, Inc.	400	2,057
Rohm Co. Ltd.	6,060	520,001
Seino Holdings Co. Ltd.	2,900	40,752
Seven & i Holdings Co. Ltd.	700	27,044
Shimamura Co. Ltd.	400	47,982
Shin-Etsu Chemical Co. Ltd.	9,620	860,989
Shionogi & Co. Ltd.	100	5,467
SHO-BOND Holdings Co. Ltd.	500	28,500
SKY Perfect JSAT Holdings, Inc.	4,300	19,265
Sony Corp.	100	3,731
Stanley Electric Co. Ltd.	2,400	82,317
Subaru Corp.	9,560	344,802
Sumitomo Electric Industries Ltd.	15,800	258,299
Sumitomo Mitsui Financial Group, Inc	18,800	722,657
Suzuken Co. Ltd.	1,100	39,124
Suzuki Motor Corp.	19,361	1,016,164
Toda Corp.	15,000	116,977
Toho Co. Ltd.	1,600	55,869
Tokio Marine Holdings, Inc.	10,102	395,366
Tokyo Gas Co. Ltd.	26,116	639,548
Tokyo Steel Manufacturing Co. Ltd.	7,400	61,077
Toray Industries, Inc.	29,300	284,309
Toshiba Corp..(a)	1,000	2,804
Toyota Industries Corp.	13,114	754,219
Trend Micro, Inc.	800	39,413
TV Asahi Holdings Corp.	3,500	69,886
Ube Industries Ltd.	7,460	215,889
Unicharm Corp.	100	2,290
West Japan Railway Co.	3,800	264,186
Yamato Kogyo Co. Ltd.	1,100	29,816

		16,726,881
Luxembourg — 0.0%
ArcelorMittal(a)	28	722

Mexico — 0.0%
Cemex SAB de CV(a)	3,340	3,034

Netherlands — 2.0%
ABN AMRO Group NV, CVA(c)	12,046	360,708
Akzo Nobel NV	8	738
ING Groep NV	39,016	719,157
Koninklijke Ahold Delhaize NV	122	2,279
Koninklijke Philips NV	32,717	1,349,903
Randstad Holding NV	4,323	267,177
RELX NV	101	2,149
Royal Dutch Shell plc, Class A	19,809	599,964
Royal Dutch Shell plc, Class B	218	6,711

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Netherlands (continued)
Royal Dutch Shell plc, ADR, Class A(b)	14,620	$885,680
Unilever NV, CVA	836	49,417

		4,243,883
Norway — 0.0%
DNB ASA	63	1,272
Statoil ASA	85	1,709

		2,981
Poland — 0.0%
PGE Polska Grupa Energetyczna SA(a)	585	2,134

Portugal — 0.1%
Jeronimo Martins SGPS SA	1,499	29,589
NOS SGPS SA	28,017	173,513

		203,102
Singapore — 0.3%
CapitaLand Ltd.	155,900	412,493
ComfortDelGro Corp. Ltd.	44,300	68,074
Genting Singapore plc	3,900	3,372
Singapore Telecommunications Ltd.	33,500	91,067
Wilmar International Ltd.	500	1,175

		576,181
South Africa — 0.0%
AngloGold Ashanti Ltd.	13	122
Barclays Africa Group Ltd	134	1,375
FirstRand Ltd.	222	854
RMB Holdings Ltd.	362	1,697
Tiger Brands Ltd.	50	1,394

		5,442
South Korea — 0.4%
Coway Co. Ltd.	781	64,198
Doosan Bobcat, Inc.	10,495	335,619
Hana Financial Group, Inc.	19	788
Hyundai Mobis Co. Ltd.	1	210
Korea Electric Power Corp.	52	1,767
KT&G Corp.	2,675	246,851
LG Chem Ltd.	310	106,501
LG Display Co. Ltd.	110	2,947
Lotte Chemical Corp.	1	331
POSCO	281	78,085
Samsung Electronics Co. Ltd.	5	11,251
SK Hynix, Inc.	15	1,094
SK Innovation Co. Ltd.	22	3,834
SK Telecom Co. Ltd	340	75,864

		929,340
Spain — 0.5%
Abertis Infraestructuras SA	90	1,819
Aena SME SA(c)	45	8,133
CaixaBank SA	34	171
Cellnex Telecom SA(c)	26,711	611,490
Endesa SA	36	812
Gas Natural SDG SA	6,604	146,295
Telefonica SA	20,802	226,057

		994,777
Sweden — 0.6%
Nordea Bank AB	153	2,077
Skandinaviska Enskilda Banken AB, Class A	160	2,111
SKF AB, Class B	40,834	891,510
Svenska Handelsbanken AB, Class A	23,668	357,583
Volvo AB, Class B	195	3,765

		1,257,046
Switzerland — 1.2%
ABB Ltd. (Registered)	245	6,058
Nestle SA (Registered)	16,469	1,382,429
Novartis AG (Registered)	803	68,877
Roche Holding AG	31	7,924

Security	Shares	Value
Switzerland (continued)
Swiss Re AG	15	$1,360
UBS Group AG (Registered)(a)	59,272	1,013,965
Zurich Insurance Group AG	24	7,334

		2,487,947
Taiwan — 0.7%
Cathay Financial Holding Co. Ltd.	40,000	63,744
Cheng Shin Rubber Industry Co. Ltd.	59,341	118,894
Chunghwa Telecom Co. Ltd.	103,000	354,828
Far EasTone Telecommunications Co. Ltd.	58,000	137,991
Formosa Chemicals & Fibre Corp.	17,000	51,766
Formosa Petrochemical Corp.	12,000	41,450
Formosa Plastics Corp.	18,000	54,585
Fubon Financial Holding Co. Ltd.	41,000	64,074
Hon Hai Precision Industry Co. Ltd.	22,200	77,098
Innolux Corp.	3,000	1,404
Nan Ya Plastics Corp.	22,000	54,287
Pegatron Corp.	3,000	7,811
Taiwan Mobile Co. Ltd.	52,000	185,337
Taiwan Semiconductor Manufacturing Co. Ltd. .	9,000	64,462
Uni-President Enterprises Corp.	44,000	92,257

		1,369,988
Thailand — 0.2%
Advanced Info Service PCL	17,600	100,851
Intouch Holdings PCL, Class F	45,500	79,295
PTT Global Chemical PCL	37,300	86,213
Siam Cement PCL (The)	5,600	84,037
Thai Oil PCL	17,000	47,152

		397,548
Turkey — 0.0%
KOC Holding A/S	183	839
Tupras Turkiye Petrol Rafinerileri A/S	20	683
Turkiye Garanti Bankasi A/S	527	1,432
Turkiye Halk Bankasi A/S	254	864

		3,818
United Arab Emirates — 0.3%
NMC Health plc	18,880	698,468

United Kingdom — 3.2%
Associated British Foods plc	48	2,055
Aviva plc	142	980
BAE Systems plc	37,684	319,136
Barclays plc	1,030	2,671
Berkeley Group Holdings plc	5,738	285,963
BP plc	27,717	177,555
BP plc, ADR(b)	17,185	660,420
Centrica plc	861	2,158
Compass Group plc	9	191
Diageo plc	23	756
Experian plc	15	301
GlaxoSmithKline plc	57,006	1,139,585
GW Pharmaceuticals plc, ADR(a)(b)	1,276	129,501
HSBC Holdings plc	112,682	1,113,956
Imperial Brands plc	89	3,799
Legal & General Group plc	877	3,057
Liberty Global plc, Class A(a)	3,174	107,630
Liberty Global plc, Class C(a)	14	458
Lloyds Banking Group plc	7,470	6,788
Meggitt plc	37,080	258,993
Michael Kors Holdings Ltd.(a)	12,990	621,572
National Grid plc	1,956	24,226
Prudential plc	27	646
Reckitt Benckiser Group plc	24	2,193
Rio Tinto plc	52	2,421
Smiths Group plc	15,200	321,474

SCHEDULE OF INVESTMENTS	3

Consolidated Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Spire Healthcare Group plc(c)	48,288	$145,864
SSE plc	151	2,826
TechnipFMC plc(a)	90	2,513
Vodafone Group plc	360,016	1,008,113
Vodafone Group plc, ADR(b)	10,428	296,781

		6,644,582
United States — 28.3%
3M Co	123	25,818
AbbVie, Inc.	425	37,765
Acadia Healthcare Co., Inc.(a)(b)	9,267	442,592
Accenture plc, Class A	281	37,955
Adobe Systems, Inc.(a)	315	46,992
Aetna, Inc.	6,747	1,072,840
Agilent Technologies, Inc.	17	1,091
Air Products & Chemicals, Inc.	7,844	1,186,170
Alliance Data Systems Corp.	80	17,724
Allstate Corp. (The)	5,408	497,049
Alphabet, Inc., Class A(a)	16	15,580
Alphabet, Inc., Class C(a)	2,112	2,025,640
Altria Group, Inc.	67	4,249
Amazon.com, Inc.(a)	1,870	1,797,724
Amdocs Ltd.	567	36,469
American International Group, Inc.	339	20,811
American Tower Corp.	329	44,968
Ameriprise Financial, Inc.	171	25,395
Amgen, Inc.	289	53,884
Anadarko Petroleum Corp.	15,957	779,499
Anthem, Inc.	2,874	545,715
Apple, Inc.(e)	14,161	2,182,493
Applied Materials, Inc.	176	9,168
Archer-Daniels-Midland Co.	68	2,891
AT&T, Inc.	37	1,449
Automatic Data Processing, Inc.	11	1,203
AvalonBay Communities, Inc.	3	535
Axalta Coating Systems Ltd.(a)	22,407	648,010
Axis Capital Holdings Ltd.	422	24,185
Baker Hughes a GE Co.	23	842
Bank of America Corp.	69,323	1,756,645
Bank of New York Mellon Corp. (The)	372	19,723
Baxter International, Inc.	1,636	102,659
Berkshire Hathaway, Inc., Class B(a)	4,617	846,388
Biogen, Inc.(a)	309	96,754
Boeing Co. (The)	188	47,791
Bristol-Myers Squibb Co.	5	319
Brookdale Senior Living, Inc.(a)	8,737	92,612
CA, Inc.	152	5,074
Campbell Soup Co.	41	1,920
Capital One Financial Corp.	298	25,229
Cardinal Health, Inc	208	13,919
Carnival Corp.	87	5,618
Caterpillar, Inc.	24	2,993
Celgene Corp.(a)	26	3,791
CenterPoint Energy, Inc.	429	12,531
Charles Schwab Corp. (The)	9,371	409,888
Charter Communications, Inc., Class A(a)	1,674	608,365
Chevron Corp.	143	16,802
Chubb Ltd.	4,175	595,146
Cisco Systems, Inc.	15	504
Citigroup, Inc.	14,412	1,048,329
Cloudera, Inc.(a)	16,030	266,419
Coca-Cola Co. (The)	60	2,701
Colgate-Palmolive Co.	1,006	73,287
Comcast Corp., Class A	40,422	1,555,439
CommScope Holding Co., Inc.(a)	18,191	604,123
Conagra Brands, Inc.	233	7,861

Security	Shares	Value
United States (continued)
ConocoPhillips	14	$701
Constellation Brands, Inc., Class A	190	37,895
Cooper Cos., Inc. (The)	33	7,825
Corning, Inc.	112	3,351
Costco Wholesale Corp.	1	164
Crown Holdings, Inc.(a)	411	24,545
Cummins, Inc.	103	17,307
CVS Health Corp.	6,963	566,231
Deere & Co.	25	3,140
Dell Technologies, Inc., Class V(a)	12	927
Delta Air Lines, Inc.	352	16,973
Devon Energy Corp.	38	1,395
Discover Financial Services	366	23,600
DISH Network Corp., Class A(a)	4,442	240,890
Dominion Energy, Inc.	1,086	83,546
DowDuPont, Inc.	23,723	1,642,343
DXC Technology Co.	2	172
Eaton Corp. plc	67	5,145
eBay, Inc.(a)	162	6,231
Edgewell Personal Care Co.(a)(b)	9,946	723,770
Edwards Lifesciences Corp.(a)	56	6,121
Electronic Arts, Inc.(a)	2,979	351,701
EQT Corp.(b)	5,731	373,890
Equity Residential	67	4,417
Expedia, Inc.	1,114	160,349
Express Scripts Holding Co.(a)	189	11,967
Exxon Mobil Corp.	169	13,855
Facebook, Inc., Class A(a)	7,979	1,363,372
Fifth Third Bancorp	531	14,857
FirstEnergy Corp.	57	1,757
Ford Motor Co.	112	1,341
Fortune Brands Home & Security, Inc.	6,838	459,719
General Dynamics Corp.	162	33,304
General Electric Co.	48,255	1,166,806
Gilead Sciences, Inc.	12,696	1,028,630
Global Payments, Inc.	3,174	301,625
Goldman Sachs Group, Inc. (The)	2,426	575,423
Goodyear Tire & Rubber Co. (The)(b)	382	12,702
Halliburton Co.	86	3,959
Hartford Financial Services Group, Inc. (The)	1,203	66,682
HCA Healthcare, Inc.(a)	10,496	835,377
HCP, Inc.	153	4,258
Helmerich & Payne, Inc.(b)	315	16,415
Hewlett Packard Enterprise Co.	145	2,133
Home Depot, Inc. (The)	2,947	482,011
HP, Inc.	464	9,261
Humana, Inc.	2	487
Illinois Tool Works, Inc.	185	27,373
Ingersoll-Rand plc	24	2,140
Intel Corp.	979	37,280
International Business Machines Corp.	70	10,156
International Paper Co.	570	32,387
Intuit, Inc.	286	40,652
Jawbone Health Hub, Inc. (Acquired 1/24/17, cost $0)(f)(g)	6,968	19,004
Johnson & Johnson	667	86,717
JPMorgan Chase & Co.	9,254	883,850
Kansas City Southern	7,250	787,930
Kimberly-Clark Corp.	30	3,530
Kinder Morgan, Inc.	59	1,132
KLA-Tencor Corp.	293	31,058
Kroger Co. (The)	72	1,444
Las Vegas Sands Corp.	99	6,352
Lear Corp.	167	28,904
Liberty Broadband Corp., Class A(a)	1,359	127,991
Liberty Broadband Corp., Class C(a)	3,320	316,396

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	4,874	$204,221
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	8,167	341,952
Lookout, Inc. (Acquired 3/04/15, cost $16,643)(f)(g)	1,457	1,355
Lowe’s Cos., Inc.	13,317	1,064,561
LyondellBasell Industries NV, Class A	33	3,269
ManpowerGroup, Inc.	153	18,026
Marathon Oil Corp.	34,622	469,474
Marathon Petroleum Corp.	18,934	1,061,819
Marsh & McLennan Cos., Inc.	5,295	443,774
Masco Corp.	11,736	457,821
Mastercard, Inc., Class A	2,903	409,904
McDonald’s Corp.	331	51,861
McKesson Corp.	146	22,427
Medtronic plc	793	61,672
Merck & Co., Inc.	32	2,049
MetLife, Inc.	10,491	545,007
Micron Technology, Inc.(a)	106	4,169
Microsoft Corp.	44,816	3,338,344
Mohawk Industries, Inc.(a)	1,592	394,036
Mondelez International, Inc., Class A	1,905	77,457
Monsanto Co.	54	6,470
Moody’s Corp.	39	5,429
Morgan Stanley	24,478	1,179,105
Motorola Solutions, Inc.	41	3,480
NextEra Energy Partners LP	7,288	293,634
NextEra Energy, Inc.	6,865	1,006,066
Norfolk Southern Corp.	6	793
Northern Trust Corp.	25	2,298
Northrop Grumman Corp.	140	40,281
ONEOK, Inc.	36	1,995
Oracle Corp.	185	8,945
O’Reilly Automotive, Inc.(a)(b)	3,220	693,491
PACCAR, Inc.	6	434
Packaging Corp. of America	357	40,941
PepsiCo, Inc.	796	88,698
Perrigo Co. plc	5,959	504,429
Pfizer, Inc.	39,450	1,408,365
Philip Morris International, Inc.	90	9,991
Phillips 66	311	28,491
Pioneer Natural Resources Co.	2,128	313,965
PPG Industries, Inc.	8	869
Praxair, Inc.	16	2,236
Priceline Group, Inc. (The)(a)	80	146,466
Procter & Gamble Co. (The)	1,696	154,302
Prudential Financial, Inc.	315	33,491
Pure Storage, Inc., Class A(a)	23,559	376,708
PVH Corp.	127	16,010
QUALCOMM, Inc.	27,933	1,448,047
Ralph Lauren Corp.(b)	3,269	288,620
Raytheon Co.	159	29,666
Reinsurance Group of America, Inc.	245	34,185
Republic Services, Inc.	12	793
Rockwell Automation, Inc.	142	25,306
Royal Caribbean Cruises Ltd.	165	19,559
S&P Global, Inc.	4	625
Sabre Corp.(b)	3,041	55,042
Schlumberger Ltd.	4,797	334,639
Sempra Energy	3,597	410,526
Snap, Inc., Class A(a)(b)	15,735	228,787
St Joe Co. (The)(a)	25,705	484,539
Starbucks Corp.	4,652	249,859
State Street Corp.	78	7,452
Stryker Corp.	112	15,906
SunTrust Banks, Inc.	5,339	319,112
Symantec Corp.	13	427

Security		Shares/ Par(000)	Value
United States (continued)
Target Corp.		9,009	$531,621
TE Connectivity Ltd.		11	914
Tenet Healthcare Corp.(a)(b)		20,724	340,495
TESARO, Inc.(a)(b)		1,291	166,668
Texas Instruments, Inc.		39	3,496
Thermo Fisher Scientific, Inc.		386	73,031
Travelers Cos., Inc. (The)		625	76,575
TripAdvisor, Inc.(a)(b)		7,969	322,984
Tyson Foods, Inc., Class A		275	19,374
Union Pacific Corp.		44	5,103
United Continental Holdings, Inc.(a)		12,491	760,452
United Rentals, Inc.(a)		229	31,771
United Technologies Corp.		56	6,500
UnitedHealth Group, Inc.		512	100,275
Unum Group		4,580	234,175
Valero Energy Corp.		704	54,159
VeriFone Systems, Inc.(a)(b)		9,560	193,877
VeriSign, Inc.(a)(b)		346	36,811
Verizon Communications, Inc.		19,881	983,911
Visa, Inc., Class A(b)		3,683	387,599
Vistra Energy Corp.		5,532	103,393
VMware, Inc., Class A(a)(b)		3,120	340,673
WABCO Holdings, Inc.(a)		177	26,196
Walgreens Boots Alliance, Inc.		6	463
Wal-Mart Stores, Inc.		74	5,782
Waste Management, Inc		65	5,088
Wells Fargo & Co.		56	3,088
Western Digital Corp.		204	17,626
WestRock Co.		5,849	331,814
Weyerhaeuser Co.		83	2,824
Williams Cos., Inc. (The)		30,183	905,792
Williams-Sonoma, Inc.(b)		6,089	303,598
Wyndham Worldwide Corp.		351	36,999
Wynn Resorts Ltd.		200	29,784
Yum China Holdings, Inc.(a)		41	1,639
Zimmer Biomet Holdings, Inc.		6,608	773,731

			59,474,354
Total Common Stocks — 55.4% (Cost: $98,620,183)			116,472,828

Corporate Bonds — 5.0%

Australia — 0.2%
Quintis Ltd., 8.75%, 08/01/23(c)(h)	USD	577	403,900

Chile — 0.0%
Inversiones Alsacia SA, 8.00%, 12/31/18(c)(h)		167	4,170

China — 0.0%
China Milk Products Group Ltd., 0.00%, 01/05/12(a)(g)(h)(i)		300	1,500

France — 0.2%
BNP Paribas SA, 2.40%, 12/12/18		237	238,809
Danone SA, 2.59%, 11/02/23(c)		200	196,479

			435,288
Germany — 0.2%
Bayer Capital Corp. BV, 5.63%, 11/22/19(c)(i)	EUR	300	435,908

India — 0.0%
REI Agro Ltd.: 5.50%, 11/13/14(c)(g)(h)(i)	USD	372	—

			—
Italy — 0.2%
Intesa Sanpaolo SpA, 3.88%, 01/15/19		300	306,251
Telecom Italia SpA, 5.30%, 05/30/24(c)		200	217,500

			523,751

SCHEDULE OF INVESTMENTS	5

Consolidated Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Luxembourg — 0.1%
Intelsat Jackson Holdings SA:
7.50%, 04/01/21	USD	130	$123,175
8.00%, 02/15/24(c)		45	48,375

			171,550
Netherlands — 0.1%
Bio City Development Co. BV, 8.00%, 07/06/18(c)(g)(h)(i)		800	229,840

Singapore — 0.1%
CapitaLand Ltd., 1.95%, 10/17/23(c)(i)	SGD	250	189,834

Switzerland — 0.1%
UBS Group Funding Switzerland AG, 4.13%, 09/24/25(c)	USD	200	210,382

United Arab Emirates — 0.2%
Dana Gas Sukuk Ltd., 7.00%, 10/31/17(c)(i)		418	338,912

United States — 3.6%
AbbVie, Inc.:
2.50%, 05/14/20		178	180,133
2.30%, 05/14/21		144	143,762
AliphCom (Acquired 11/11/15, cost $48,000), 15.00%, 04/28/20(f)(g)(h)(i)		48	1,133
AliphCom (Acquired 4/27/15 — 7/21/15, cost $945,000), 15.00%, 04/28/20(f)(g)(h)(i)		945	22,302
Allergan Funding SCS, 3.45%, 03/15/22		153	158,648
Ally Financial, Inc., 3.50%, 01/27/19		101	102,515
American Express Credit Corp., 2.70%, 03/03/22		320	323,807
American Tower Corp., 3.40%, 02/15/19		69	70,259
Apple, Inc.:
3.35%, 02/09/27		259	266,663
3.20%, 05/11/27		250	254,528
AT&T, Inc.:
3.00%, 06/30/22		317	320,086
2.85%, 02/14/23		233	231,537
3.40%, 08/14/24		378	378,589
Bank of America Corp.:
3.30%, 01/11/23		176	180,303
4.00%, 01/22/25		81	83,818
Becton Dickinson and Co.:
3.13%, 11/08/21		155	158,009
2.89%, 06/06/22		130	130,423
3.36%, 06/06/24		67	67,625
Berkshire Hathaway, Inc., 2.75%, 03/15/23		111	112,842
CCO Holdings LLC, 5.13%, 05/01/27(c)		135	136,856
Citigroup, Inc.:
2.70%, 03/30/21		156	157,739
2.90%, 12/08/21		72	72,887
Cobalt International Energy, Inc.:(i)
2.63%, 12/01/19		267	66,750
3.13%, 05/15/24		309	58,710
eBay, Inc., 3.80%, 03/09/22		78	81,762
Edgewell Personal Care Co.:
4.70%, 05/19/21 — 05/24/22		166	177,605
EI du Pont de Nemours & Co., 2.20%, 05/01/20		172	173,107
Ford Motor Credit Co. LLC, 5.00%, 05/15/18		200	203,978
Forest Laboratories LLC, 5.00%, 12/15/21(c)		74	80,875
General Electric Co., 5.55%, 05/04/20		18	19,669
General Motors Financial Co., Inc., 3.45%, 04/10/22		63	64,035
Goldman Sachs Group, Inc. (The), 2.60%, 12/27/20		505	509,083
Hilton Worldwide Finance LLC, 4.63%, 04/01/25		104	107,120
Hughes Satellite Systems Corp., 7.63%, 06/15/21		30	34,066
JPMorgan Chase & Co.:
2.30%, 08/15/21		216	215,836
4.35%, 08/15/21		66	70,711

Security	Par (000)		Value
United States (continued)
(ICE LIBOR USD 3 Month + 1.00%),
2.30%, 01/15/23(k)	USD	176	$177,643
Medtronic, Inc., 3.15%, 03/15/22		177	183,275
Mylan, Inc., 2.55%, 03/28/19		109	109,504
Oracle Corp., 1.90%, 09/15/21		245	243,212
QUALCOMM, Inc.:
3.00%, 05/20/22		186	191,515
2.60%, 01/30/23		159	159,375
Sherwin-Williams Co. (The):
2.25%, 05/15/20		98	98,388
2.75%, 06/01/22		56	56,377
Verizon Communications, Inc.:
3.13%, 03/16/22		770	789,024
2.63%, 08/15/26		75	70,431

			7,496,515
Total Corporate Bonds — 5.0% (Cost: $13,281,473)			10,441,550

Floating Rate Loan Interests — 0.4%(k)

Cyprus — 0.0%
Ocean Rig UDW, Inc., 8.00%, 09/20/24		19	18,907

United States — 0.4%
Fieldwood Energy LLC, 2nd Lien Term Loan, (ICE LIBOR USD 3 Month + 7.13%), 8.46%, 09/30/20		127	49,843
Fieldwood Energy LLC, Term Loan: (ICE LIBOR USD 3 Month + 7.00%), 8.33%, 08/31/20		56	48,718
(ICE LIBOR USD 3 Month + 7.13%), 8.46%, 12/31/00		75	51,488
Hilton Worldwide Finance LLC, Term Loan B-2, (ICE LIBOR USD 1 Month + 2.00%), 3.24%, 10/25/23		267	268,324
Neiman Marcus Group, Inc., Other Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.48%, 10/25/20		79	58,945
Seadrill Operating LP, Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.33%, 02/21/21		192	139,995
Sheridan Investment Partners II LP, Term Loan, (ICE LIBOR USD 3 Month + 3.50%), 4.82%, 12/16/20		287	242,475
Sheridan Production Partners II LP, Term Loan: (ICE LIBOR USD 3 Month + 3.50%), 4.82%, 12/16/20		55	46,305

			906,093
Total Floating Rate Loan Interests — 0.4% (Cost: $1,088,375)			925,000

Foreign Agency Obligations — 0.4%

Brazil — 0.1%
Petrobras Global Finance BV:
6.13%, 01/17/22		144	154,800
7.38%, 01/17/27		168	184,968

			339,768
Mexico — 0.2%
Petroleos Mexicanos:
(ICE LIBOR USD 3 Month + 3.65%), 4.97%, 03/11/22(c)		169	184,007
4.63%, 09/21/23		178	183,856

			367,863

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
South Korea — 0.1%
Export-Import Bank of Korea, 2.63%, 12/30/20 .	USD	252	$252,177

Total Foreign Agency Obligations — 0.4% (Cost: $929,530)			959,808

Foreign Government Obligations — 11.0%

Argentina — 1.0%
Republic of Argentina:
6.88%, 04/22/21		218	237,620
3.88%, 01/15/22	EUR	100	120,436
5.63%, 01/26/22	USD	409	429,450
7.50%, 04/22/26		836	939,664
6.88%, 01/26/27		267	288,493

			2,015,663
Australia — 2.4%
Commonwealth of Australia:
5.75%, 05/15/21	AUD	972	855,850
5.75%, 07/15/22		3,106	2,806,851
5.50%, 04/21/23		1,088	987,069
3.00%, 03/21/47		673	469,437

			5,119,207
Brazil — 1.2%
Federative Republic of Brazil:
6.00%, 08/15/22		1	602,253
10.00%, 01/01/23	BRL	2	597,723
10.00%, 01/01/27		3	823,519
5.00%, 01/27/45	USD	400	372,280
5.63%, 02/21/47		200	202,000

			2,597,775
Canada — 1.0%
Canada Government Bond:
0.50%, 08/01/18	CAD	2,075	1,652,234
0.75%, 03/01/21		510	396,792

			2,049,026
Germany — 0.5%
Federal Republic of Germany, 0.00%, 08/15/26.	EUR	900	1,035,697

Hungary — 0.3%
Republic of Hungary:
6.25%, 01/29/20	USD	87	94,830
6.38%, 03/29/21		438	493,845

			588,675
Indonesia — 0.0%
Republic of Indonesia, 6.88%, 01/17/18(c)		100	101,450

Italy — 0.2%
Italy Buoni Poliennali Del Tesoro,
1.85%, 05/15/24	EUR	267	324,007

Japan — 1.1%
Government of Japan (2 Year):
0.10%, 03/15/18	JPY	124,300	1,105,825
0.10%, 10/15/18		130,500	1,162,491

			2,268,316
Mexico — 1.2%
United Mexican States:
8.50%, 12/13/18	MXN	146	816,829
6.50%, 06/10/21		293	1,599,500

			2,416,329

Security	Par (000)/Shares		Value
New Zealand — 0.4%
New Zealand Government Bond, 6.00%, 05/15/21	NZD	1,155	$942,079

Poland — 1.3%
Republic of Poland:
5.00%, 03/23/22	USD	70	77,356
3.25%, 07/25/25	PLN	1,905	525,089
2.50%, 07/25/26		1,917	493,566
2.50%, 07/25/27		6,335	1,610,399

			2,706,410
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia, 2.38%, 10/26/21(c)	USD	250	246,625

Turkey — 0.3%
Republic of Turkey, 11.00%, 03/02/22	TRY	2,544	718,299

United Kingdom — 0.0%
U.K. Treasury Bonds, 2.00%, 09/07/25	GBP	25	35,633

Total Foreign Government Obligations — 11.0% (Cost: $22,816,110)			23,165,191

Investment Companies — 3.9%(a)(l)
ETFS Physical Platinum Shares		1,392	121,438
ETFS Physical Swiss Gold Shares		5,694	706,056
ETFS Physical Palladium Shares		1,649	147,833
SPDR Gold Shares ETF		53,571	6,513,162
iShares Gold Trust(m)		55,980	689,114

Total Investment Companies — 3.9% (Cost: $8,293,553)			8,177,603

Non-Agency Mortgage-Backed Securities — 0.1%(n)

Commercial Mortgage-Backed Securities - 0.1%
United Kingdom — 0.1%
Logistics UK plc, Series 2015-1A, 3.88%, 08/20/25(c)	GBP	140	187,881
Total Non-Agency Mortgage-Backed Securities — 0.1% (Cost: $214,906)			187,881

Preferred Securities — 3.4%

Capital Trusts — 1.0%
United Kingdom — 0.3%(j)(k)
HSBC Holdings plc, (USD ICE Swap Rate 5 Year + 3.71%), 6.38%, 09/17/24	USD	235	249,409
Lloyds Bank plc, (U.K. Government Bonds 5 Year Note Generic Bid Yield + 13.40%), 13.00%, 01/21/29	GBP	155	391,514

			640,923
United States — 0.7%
American Express Co., Series C, 4.90%, 03/15/20(j)(n)	USD	95	96,781
Citigroup, Inc., Series O, 5.87%, 03/27/20(j)(n)		187	195,322
Dominion Energy, Inc., Series A,
6.75%, 08/15/19(i)		6	326,170
General Electric Co.:(n)
Series D, 5.00%, 01/21/21(j)		159	168,174
6.38%, 11/15/67		95	95,209
Goldman Sachs Group, Inc. (The), Series M, 5.38%, 05/10/20(j)(n)		162	167,848

SCHEDULE OF INVESTMENTS	7

Consolidated Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)/Shares		Value
United States — 0.7% (continued)
Morgan Stanley, Series H, 5.45%, 07/15/19(j)(n)	USD	114	$117,563
NBCUniversal Enterprise, Inc., 5.25%, 03/19/21(c)(j)		100	106,750
Prudential Financial, Inc.:(n)
5.62%, 06/15/43		58	63,220
5.87%, 09/15/42		87	96,352
USB Capital IX, 3.50%(n)		42	37,403

			1,470,792
Total Capital Trusts – 1.0% (Cost: $1,985,557)			2,111,715

Preferred Stocks — 1.9%

Brazil — 0.0%
Itau Unibanco Holding SA (Preference), 0.00% .		162	2,225
Petroleo Brasileiro SA (Preference), 0.00%(a)		322	1,559
Vale SA (Preference), 0.00%(a)		158	1,472

			5,256
South Korea — 0.0%
Samsung Electronics Co. Ltd. (Preference), 0.00%		3	5,427

United States — 1.9%
Anthem, Inc., 5.25%, 05/01/18(i)		8,130	425,118
Crown Castle International Corp., Series A, 6.88%, 08/01/20(a)(i)		264	281,952
Domo, Inc., Series D-2 (Acquired 4/01/15 - 4/12/17, cost $469,893), 0.00%(a)(f)(g)		55,730	550,055
Dropbox, Inc., Series C (Acquired 1/28/14, cost $695,990), 0.00%(a)(f)(g)		36,437	469,673
Grand Rounds, Inc., Series C (Acquired 3/31/15,cost $127,944), 0.00%(a)(f)(g)		46,081	139,625
Lookout, Inc., Series F (Acquired 9/19/14 - 10/22/14, cost $243,061), 0.00%(a)(f)(g)		21,278	222,994
Palantir Technologies, Inc., Series I (Acquired 3/27/14, cost $272,246), 0.00%(a)(f)(g)		44,412	251,816
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $418,728), 0.00%(a)(f)(g)		26,992	1,333,405
Wells Fargo & Co., Series L, 7.50%(i)(j)		63	82,845
Welltower, Inc., Series I, 6.50%(i)(j)		3,017	191,368

			3,948,851
Total Preferred Stocks — 1.9% (Cost: $3,104,050)			3,959,534

Trust Preferreds — 0.5%

China — 0.3%
Mandatory Exchangeable Trust, 5.75%, 06/03/19(c)(i)		3,177	623,073

United States — 0.2%(n)
Citigroup Capital XIII, 7.68%, 10/30/40		7,088	196,905
GMAC Capital Trust I, Series 2, 7.10%, 02/15/40(b)		8,183	216,031

			412,936
Total Trust Preferreds — 0.5% (Cost: $717,230)			1,036,009

Total Preferred Securities — 3.4% (Cost: $5,806,837)			7,107,258

Security	Par (000)/Shares		Value
U.S. Treasury Obligations — 21.4%
U.S. Treasury Bills:(o)
0.98%, 11/09/17	USD	6,000	$5,993,922
0.99%, 11/16/17		3,000	2,996,391
U.S. Treasury Inflation Linked Notes,
0.13%, 04/15/22		3,720	3,744,478
U.S. Treasury Notes:
0.75%, 12/31/17(l)		2,500	2,497,548
1.13%, 07/31/21(e)		437	426,268
1.88%, 07/31/22(e)		6,958	6,942,380
1.88%, 09/30/22		6,500	6,484,856
1.63%, 08/31/22		7,134	7,035,513
2.13%, 09/30/24		2,708	2,700,508
2.25%, 08/15/27		6,217	6,174,545

Total U.S. Treasury Obligations — 21.4% (Cost: $45,162,692)			44,996,409

Warrants — 0.0%

Australia — 0.0%
Quintis Ltd. (issued/exercisable 08/01/11, 1 share for 1 warrant, Expires 07/15/18, Strike Price AUD 1.28)(a)(g)		124,320	1

Total Warrants — 0.0%			1

Total Long-Term Investments — 101.0% (Cost: $196,213,659)			212,433,529

Short-Term Securities — 3.9%

Money Market Funds — 3.9%(m)(p)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91%		1,406,331	1,406,331
SL Liquidity Series, LLC, Money Market Series, 1.32%(q)		6,840,554	6,841,238

Total Money Market Funds — 3.9% (Cost: $8,247,569)			8,247,569

Total Short-Term Securities — 3.9% (Cost: $8,247,569)			8,247,569

Total Options Purchased — 0.3% (Cost: $718,640)			650,762

Total Investments Before Investments Sold Short — 105.2% (Cost: $205,179,868)			221,331,860

Investments Sold Short — (0.6)%

Common Stocks — (0.6)%
Canada — (0.3)%
Bank of Montreal		3,616	(273,660)
Royal Bank of Canada		4,524	(350,027)

			(623,687)

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)/ Shares	Value
United States — (0.3)%
Procter & Gamble Co. (The)	1,634	$(148,661)
Prologis, Inc.	7,960	(505,142)

		(653,803)
Total Common Stocks — (0.6)% (Proceeds: $1,066,929)		(1,277,490)

Security	Shares	Value
United States (continued)
Total Common Stocks — (0.6)% (Proceeds: $1,066,929)		(1,277,490)

Total Investments Sold Short — (0.6)% (Proceeds: $1,066,929)		(1,277,490)

Total Investments, Net of Investments Sold Short — 104.6% (Cost: $204,112,939)		220,054,370

Liabilities in Excess of Other Assets — (4.6)%		(9,727,543)

Net Assets — 100.0%		$210,326,827

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(e)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(f)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $132,259,178 and an original cost of $146,841,469, which was 1.30% of its net assets.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Convertible Security.
(j)	Perpetual Security with no stated maturity date.
(k)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(l)	All or a portion of Security is held by a wholly owned subsidiary.
(m)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Fund for the purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares Held at 12/31/16	Shares Purchased		Shares Sold		Shares Held at 09/30/17	Value at 09/30/17	Income		Net Realized (Loss)(2)	Change in Unrealized (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	7,555,606	—		(6,149,275	)(1)	1,406,331	$1,406,331	$19,428		$—	$—
SL Liquidity Series, LLC, Money Market Series	4,503,029	2,337,525	(3)	—		6,840,554	6,841,238	37,993	(4)	609	—
iShares Gold Trust	55,980	—		—		55,980	689,114	—		—	(84,841)
iShares iBoxx $ High Yield Corporate Bond ETF	2,422	—		(2,422)		—	—	1,856		7,270	(6,984)

Total							$8,936,683	$59,277		$7,879	$(91,825)

(1)	Represents net shares sold.
(2)	Includes capital gain distribution, if applicable.
(3)	Represents net shares purchased.
(4)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(n)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(o)	Rates are discount rates or a range of discount rates at the time of purchase.
(p)	Annualized 7-day yield as of period end.
(q)	Security was purchased with the cash collateral from loaned securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
EURO STOXX 50 Index	(2)	December 2017	$(85)	$(1,564)
FTSE 100 Index	(1)	December 2017	(98)	268
NASDAQ 100 E-Mini Index	(7)	December 2017	(838)	3,294
Russell 2000 E-Mini Index	(11)	December 2017	(821)	(38,885)
S&P 500 E-Mini Index	(11)	December 2017	(1,384)	(12,836)
Yen Denominated Nikkei 225 Index	(4)	December 2017	(362)	(18,280)

				$(68,003)

SCHEDULE OF INVESTMENTS	9

Consolidated Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Global Allocation Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	472,000	USD	537,116	Goldman Sachs International	10/12/17	$21,015
EUR	467,000	USD	532,735	UBS AG	10/19/17	19,696
USD	1,280,555	AUD	1,615,271	Goldman Sachs International	10/20/17	13,800
USD	446,296	EUR	372,000	UBS AG	10/23/17	6,147
GBP	1,246,000	USD	1,613,003	JPMorgan Chase Bank	11/16/17	58,946
JPY	59,450,079	USD	527,000	Barclays Bank plc	12/07/17	2,964
USD	487,207	NZD	672,000	UBS AG	12/07/17	2,458
EUR	1,184,739	USD	1,398,798	UBS AG	12/14/17	7,162
EUR	437,000	PLN	1,872,500	Deutsche Bank AG	12/15/17	5,405
USD	190,147	AUD	240,000	Deutsche Bank Securities, Inc.	12/15/17	2,056

						139,649

JPY	903,737	USD	8,044	Citibank NA	10/05/17	(11)
USD	472,138	AUD	640,000	Goldman Sachs International	10/12/17	(29,829)
USD	479,882	AUD	650,000	Citibank NA	10/12/17	(29,928)
USD	551,419	EUR	472,000	Goldman Sachs International	10/12/17	(6,712)
USD	514,250	NZD	748,000	JPMorgan Chase Bank	10/19/17	(25,853)
JPY	57,373,272	USD	528,000	Citibank NA	10/26/17	(17,539)
NOK	1,632,000	USD	205,116	Morgan Stanley Co., Inc.	10/27/17	(94)
EUR	621,000	USD	749,209	Deutsche Bank AG	11/16/17	(13,482)
EUR	615,000	USD	737,723	UBS AG	12/14/17	(7,887)
JPY	71,422,987	USD	637,000	Goldman Sachs International	12/14/17	(3)
EUR	647,000	USD	772,188	UBS AG	12/15/17	(4,326)
EUR	647,000	USD	772,897	BNP Paribas SA	12/15/17	(5,034)

						(140,698)

Net Unrealized Depreciation						$(1,049)

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR Gold Shares ETF	JPMorgan Chase Bank NA	4,701	10/20/2017	USD	122.00	USD	574	$5,218
USD Currency	BNP Paribas SA	—	10/27/2017	BRL	3.19	USD	678	7,125
SPDR Gold Shares ETF	JPMorgan Chase Bank NA	5,787	11/17/2017	USD	120.00	USD	694	17,072
Euro STOXX 50 Index	Citibank NA	169	12/15/2017	EUR	3,650.00	EUR	617	8,389
SPDR Gold Shares ETF	Morgan Stanley & Co. International plc	5,447	12/15/2017	USD	120.00	USD	654	19,064
EUR Currency	UBS AG	—	12/20/2017	USD	1.22	EUR	1,358	9,337
TOPIX Index	Morgan Stanley & Co. International plc	66,235	01/12/2018	JPY	1,700.00	JPY	112,600	20,384
Aflac, Inc.	Goldman Sachs International	3,284	01/19/2018	USD	85.00	USD	279	5,090
Franklin Resources, Inc.	Goldman Sachs International	5,523	01/19/2018	USD	45.00	USD	249	9,251
MetLife, Inc.	Goldman Sachs International	3,810	01/19/2018	USD	52.50	USD	200	7,696
SPDR Gold Shares ETF	Morgan Stanley & Co. International plc	5,484	01/19/2018	USD	120.00	USD	658	22,621
Synchrony Financial	Goldman Sachs International	6,118	01/19/2018	USD	35.00	USD	214	3,212
Travelers Cos., Inc. (The)	Goldman Sachs International	2,240	01/19/2018	USD	135.00	USD	302	1,120
Wells Fargo & Co.	Goldman Sachs International	8,100	01/19/2018	USD	55.00	USD	446	18,954
SPDR Gold Shares ETF	Morgan Stanley & Co. International plc	6,770	02/16/2018	USD	130.00	USD	880	7,938
SPDR Gold Shares ETF	Morgan Stanley & Co. International plc	6,771	03/16/2018	USD	127.00	USD	860	15,912
EUR Currency	UBS AG	—	03/27/2018	USD	1.20	EUR	5,338	114,456
EUR Currency	Barclays Bank plc	—	05/18/2018	USD	1.19	EUR	2,690	86,053
Euro STOXX 50 Index	Deutsche Bank AG	77	09/21/2018	EUR	3,426.55	EUR	264	23,163
BP Capital Markets	UBS AG	18,146	01/18/2019	USD	40.00	USD	726	30,485
Chevron Corp.	UBS AG	5,754	01/18/2019	USD	125.00	USD	719	29,633
ConocoPhillips	UBS AG	6,093	01/18/2019	USD	52.50	USD	492	37,981
Exxon Mobil Corp.	UBS AG	3,912	01/18/2019	USD	95.00	USD	372	4,127
Occidental Petroleum Corp.	UBS AG	8,407	01/18/2019	USD	75.00	USD	631	17,487
Royal Dutch Shell plc	UBS AG	10,358	01/18/2019	USD	60.00	USD	621	39,360
Schlumberger Ltd.	UBS AG	5,663	01/18/2019	USD	90.00	USD	510	5,663
Suncor Energy, Inc.	UBS AG	12,217	01/18/2019	USD	35.00	USD	428	40,011
TOTAL SA	UBS AG	12,477	01/18/2019	USD	60.00	USD	749	14,037

								$620,839

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Global Allocation Portfolio

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Expiration Date	Exercise Rate	Paid by the Fund		Received by the Fund		Notional Amount (000)		Value
				Rate	Frequency	Rate	Frequency
Put
5-Year Interest Rate Swap 10/05/2022	Goldman Sachs	10/03/2017	0.46	0.46%	Annual	6 month EURIBOR	Semi-Annual	EUR	5,387	$1
10-Year Interest Rate Swap 04/06/2028	Deutsche Bank AG	04/04/2018	1.07	1.07%	Semi-Annual	6 month LIBOR	Semi-Annual	JPY	64,546	17
30-Year Interest Rate Swap 05/04/2048	Goldman Sachs	05/02/2018	2.75	2.75%	Semi-Annual	3 month LIBOR	Quarterly	USD	637	14,758

Total										$14,776

Call
5-Year Forward/5-Year Interest Rate Swap 03/24/2028	Goldman Sachs	03/22/2018	2.03	3 month LIBOR	Quarterly	2.03	Semi-Annual	USD	5,425	$10,648
10-Year Interest Rate Swap 12/09/2019	Bank of America NA	12/07/2017	2.00	3 month LIBOR	Quarterly	2.00	Semi-Annual	USD	2,713	4,499

Total										$15,147

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
TOPIX Index	Morgan Stanley & Co. International plc	66,235	01/12/2018	JPY	1,850.00	JPY	122,535	$(1,786)
SPDR Gold Shares ETF	Morgan Stanley & Co. International plc	5,484	01/19/2018	USD	135.00	USD	740	(2,386)
SPDR Gold Shares ETF	Morgan Stanley & Co. International plc	6,771	03/16/2018	USD	140.00	USD	948	(3,792)
Pioneer Natural Resources Co.	UBS AG	1,424	01/18/2019	USD	165.00	USD	235	(22,926)

								(30,890)

Put
TOPIX Index	Morgan Stanley & Co. International plc	66,235	01/12/2018	JPY	1,550.00	JPY	102,664	(9,246)
SPDR Gold Shares ETF	Morgan Stanley & Co. International plc	5,484	01/19/2018	USD	110.00	USD	603	(1,352)
SPDR Gold Shares ETF	Morgan Stanley & Co. International plc	6,770	02/16/2018	USD	115.00	USD	779	(6,100)
SPDR Gold Shares ETF	Morgan Stanley & Co. International plc	4,063	03/16/2018	USD	115.00	USD	467	(4,632)
Euro STOXX 50 Index	Deutsche Bank AG	77	09/21/2018	EUR	2,586.07	EUR	199	(2,900)
BP plc	UBS AG	18,146	01/18/2019	USD	25.00	USD	454	(6,623)
Chevron Corp.	UBS AG	5,754	01/18/2019	USD	80.00	USD	460	(9,206)
ConocoPhillips	UBS AG	6,093	01/18/2019	USD	35.00	USD	328	(9,331)
Exxon Mobil Corp.	UBS AG	3,912	01/18/2019	USD	60.00	USD	235	(4,401)
Occidental Petroleum Corp.	UBS AG	8,407	01/18/2019	USD	45.00	USD	378	(11,476)
Royal Dutch Shell plc	UBS AG	10,358	01/18/2019	USD	40.00	USD	414	(4,661)
Schlumberger Ltd.	UBS AG	5,663	01/18/2019	USD	60.00	USD	340	(18,972)
Suncor Energy, Inc.	UBS AG	12,217	01/18/2019	USD	25.00	USD	305	(8,796)
TOTAL SA	UBS AG	12,477	01/18/2019	USD	40.00	USD	499	(11,541)

								(109,237)

								$(140,127)

OTC Interest Rate Swaptions Written

Description	Counterparty	Expiration Date	Exercise Rate	Paid by the Fund		Received by the Fund		Notional Amount (000)		Value
				Rate	Frequency	Rate	Frequency
Put
5-Year Interest Rate Swap 10/05/2022	Goldman Sachs	10/03/2017	0.76	6 month EURIBOR	Semi-Annual	0.76	Annual	EUR	5,387	$1
10-Year Interest Rate Swap 12/09/2027	Goldman Sachs	12/07/2017	2.28	3 month LIBOR	Quarterly	2.28	Semi-Annual	USD	5,425	(58,264)
10-Year Interest Rate Swap 12/09/2027	Bank of America NA	12/07/2017	2.40	3 month LIBOR	Quarterly	2.40	Semi-Annual	USD	2,713	(15,574)
5-Year Interest Rate Swap 12/09/2022	Goldman Sachs	12/07/2017	2.81	3 month LIBOR	Quarterly	2.81	Semi-Annual	USD	3,520	(18,851)
5-Year Interest Rate Swap 05/04/2023	Goldman Sachs	05/02/2018	2.50	3 month LIBOR	Quarterly	2.50	Semi-Annual	USD	2,912	(8,034)

Total										$(100,722)

SCHEDULE OF INVESTMENTS	11

Consolidated Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Global Allocation Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.29-V1	5.00	Quarterly	12/20/2022	USD	241	$(19,206)	$(17,970)	$(1,236)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3 month LIBOR	Quarterly	2.40	Semi-Annual	07/03/2018	(a)	03/07/2023	USD	2,675	$40,044	$—	$40,044
0.42	Annual	6 month EURIBOR	Semi-Annual	07/03/2018	(a)	03/07/2023	EUR	2,368	(7,565)	—	(7,565)
0.37	Annual	6 month EURIBOR	Semi-Annual	N/A		08/15/2026	EUR	900	36,711	—	36,711
3.03	Semi-Annual	3 month LIBOR	Quarterly	04/19/2022	(a)	04/19/2027	USD	3,568	(73,591)	—	(73,591)

									$(4,401)	$—	$(4,401)

(a)	Forward Swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Southwest Airlines Co.	1.00	Quarterly	Barclays Bank plc	6/20/2022	USD	137	$(3,249)	$(3,960)	$710
CSX Corp.	1.00	Quarterly	Barclays Bank plc	6/20/2022	USD	137	(4,209)	(4,501)	292
Norfolk Southern Corp.	1.00	Quarterly	Barclays Bank plc	6/20/2022	USD	137	(4,590)	(4,725)	135
International Paper Co.	1.00	Quarterly	Barclays Bank plc	6/20/2022	USD	137	(3,332)	(3,485)	153
Deere & Co.	1.00	Quarterly	Barclays Bank plc	6/20/2022	USD	137	(4,578)	(4,661)	83
The Dow Chemical Co.	1.00	Quarterly	Barclays Bank plc	6/20/2022	USD	137	(3,420)	(3,170)	(250)
Barrick Gold Corp.	1.00	Quarterly	Barclays Bank plc	6/20/2022	USD	137	(2,101)	(1,707)	(394)
Caterpillar, Inc.	1.00	Quarterly	Barclays Bank plc	6/20/2022	USD	137	(4,358)	(3,960)	(398)
General Electric Co.	1.00	Quarterly	Barclays Bank plc	6/20/2022	USD	137	(4,181)	(3,960)	(221)
Bayer Aktiengesellschaft	1.00	Quarterly	Barclays Bank plc	6/20/2022	EUR	137	(5,269)	(4,663)	(606)
BASF SE	1.00	Quarterly	Barclays Bank plc	6/20/2022	EUR	137	(5,696)	(5,206)	(490)
Volkswagen AG	1.00	Quarterly	Barclays Bank plc	6/20/2022	EUR	137	(2,450)	(2,827)	377
Akzo Nobel NV	1.00	Quarterly	Barclays Bank plc	6/20/2022	EUR	137	(3,852)	(3,282)	(570)
Royal Dutch Shell plc	1.00	Quarterly	Barclays Bank plc	6/20/2022	EUR	137	(5,295)	(4,201)	(1,094)
Statoil ASA	1.00	Quarterly	Barclays Bank plc	6/20/2022	EUR	137	(6,327)	(5,283)	(1,043)
Airbus SE	1.00	Quarterly	Barclays Bank plc	6/20/2022	EUR	137	(5,423)	(4,818)	(605)
Compagnie de Saint-Gobain SA	1.00	Quarterly	Barclays Bank plc	6/20/2022	EUR	137	(4,587)	(4,047)	(540)
BP plc	1.00	Quarterly	Barclays Bank plc	6/20/2022	EUR	137	(4,533)	(3,284)	(1,249)
The Sherwin-Williams Co.	1.00	Quarterly	Barclays Bank plc	6/20/2022	USD	69	(1,304)	(1,350)	46
Caterpillar, Inc.	1.00	Quarterly	Barclays Bank plc	6/20/2022	USD	69	(2,179)	(2,076)	(103)
Airbus SE	1.00	Quarterly	Barclays Bank plc	6/20/2022	EUR	68	(2,707)	(2,565)	(142)
Royal Dutch Shell plc	1.00	Quarterly	Barclays Bank plc	6/20/2022	EUR	68	(2,644)	(2,291)	(353)

							$(86,284)	$(80,022)	$(6,262)

Currency Swaps

Paid by the Fund		Received by the Fund		Notional Amount (000)				Counterparty	Termination Date (1)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate (%)	Frequency	Rate (%)	Frequency	Delivered		Received
0.10	Semi-Annual	1.96	Semi-Annual	JPY	74,550	USD	657	Bank of America NA	03/15/2018	$(4,863)	$—	$(4,863)
0.10	Semi-Annual	1.84	Semi-Annual	JPY	49,750	USD	442	Bank of America NA	03/15/2018	(325)	—	(325)
0.10	Semi-Annual	2.01	Semi-Annual	JPY	130,500	USD	1,261	Bank of America NA	10/15/2018	110,950	—	110,950

										$105,762	$—	105,762

(1)	At termination date, the notional amount delivered will be exchanged for the notional amount received.

12	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Global Allocation Portfolio

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid / (Received) by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
SGX Nikkei Stock Average Dividend Point Index Future December 2017	JPY	6,675,000	BNP Paribas SA	04/02/2018	JPY	6,675	$6,710	$—	$6,710
SGX Nikkei Stock Average Dividend Point Index Future December 2017	JPY	13,220,400	BNP Paribas SA	04/02/2018	JPY	13,220	14,571	—	14,571
Euro STOXX 50 Index Dividend Future December 2018	EUR	45,390	BNP Paribas SA	12/21/2018	EUR	45	4,976	—	4,976
Euro STOXX 50 Index Dividend Future December 2018	EUR	54,650	BNP Paribas SA	12/21/2018	EUR	55	8,687	—	8,687
Euro STOXX 50 Index Dividend Future December 2018	EUR	67,800	BNP Paribas SA	12/21/2018	EUR	68	7,801	—	7,801
S&P 500 Annual
Dividend Index Future December 2018	USD	140,250	BNP Paribas SA	12/21/2018	USD	140	18,450	—	18,450
SGX Nikkei Stock Average Dividend Point Index Future December 2018	JPY	6,875,000	BNP Paribas SA	04/01/2019	JPY	6,875	10,442	—	10,442
SGX Nikkei Stock Average Dividend Point Index Future December 2018	JPY	13,676,000	BNP Paribas SA	04/01/2019	JPY	13,676	21,542	—	21,542
Euro STOXX 50 Index Dividend Future December 2019	EUR	70,770	BNP Paribas SA	12/20/2019	EUR	71	19,690	—	19,690
Euro STOXX 50 Index Dividend Future December 2019	EUR	61,020	BNP Paribas SA	12/20/2019	EUR	61	16,452	—	16,452
Euro STOXX 50 Index Dividend Future December 2019	EUR	51,350	BNP Paribas SA	12/20/2019	EUR	51	13,119	—	13,119
Euro STOXX 50 Index Dividend Future December 2019	EUR	30,150	BNP Paribas SA	12/20/2019	EUR	30	8,652	—	8,652
SGX Nikkei Stock Average Dividend Point Index Future December 2019	JPY	10,200,000	BNP Paribas SA	04/01/2020	JPY	10,200	23,141	—	23,141
SGX Nikkei Stock Average Dividend Point Index Future December 2019	JPY	6,992,000	BNP Paribas SA	04/01/2020	JPY	6,992	13,721	—	13,721
SGX Nikkei Stock Average Dividend Point Index Future December 2019	JPY	6,980,000	BNP Paribas SA	04/01/2020	JPY	6,980	13,828	—	13,828
Euro STOXX 50 Index Dividend Future December 2020	EUR	19,280	BNP Paribas SA	12/18/2020	EUR	19	5,886	—	5,886
Euro STOXX 50 Index Dividend Future December 2020	EUR	38,520	BNP Paribas SA	12/18/2020	EUR	39	11,819	—	11,819
Euro STOXX 50 Index Dividend Future December 2020	EUR	19,240	BNP Paribas SA	12/18/2020	EUR	19	5,933	—	5,933
Euro STOXX 50 Index Dividend Future December 2020	EUR	9,600	BNP Paribas SA	12/18/2020	EUR	10	2,990	—	2,990

SCHEDULE OF INVESTMENTS	13

Consolidated Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Global Allocation Portfolio

Reference Entity	Fixed Amount Paid / (Received) by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Euro STOXX 50 Index Dividend Future December 2020	EUR	19,400	BNP Paribas SA	12/18/2020	EUR	19	$5,744	$—	$5,744
Euro STOXX 50 Index Dividend Future December 2020	EUR	58,200	BNP Paribas SA	12/18/2020	EUR	58	17,232	—	17,232
Euro STOXX 50 Index Dividend Future December 2020	EUR	53,450	BNP Paribas SA	12/18/2020	EUR	53	8,510	—	8,510
S&P 500 Annual Dividend Index Future December 2020	USD	59,969	Goldman Sachs	12/18/2020	USD	60	10,344	—	10,344
SGX Nikkei Stock Average Dividend Point Index Future December 2020	JPY	3,827,500	BNP Paribas SA	04/01/2021	JPY	3,828	4,155	—	4,155
SGX Nikkei Stock Average Dividend Point Index Future December 2020	JPY	7,760,000	BNP Paribas SA	04/01/2021	JPY	7,760	7,376	—	7,376
SGX Nikkei Stock Average Dividend Point Index Future December 2020	JPY	4,215,000	BNP Paribas SA	04/01/2021	JPY	4,215	711	—	711
SGX Nikkei Stock Average Dividend Point Index Future December 2020	JPY	3,855,000	BNP Paribas SA	04/01/2021	JPY	3,855	3,910	—	3,910
Euro STOXX 50 Index Dividend Future December 2021	EUR	33,870	BNP Paribas SA	12/17/2021	EUR	34	1,737	—	1,737
Euro STOXX 50 Index Dividend Future December 2021	EUR	30,990	BNP Paribas SA	12/17/2021	EUR	31	5,141	—	5,141
Euro STOXX 50 Index Dividend Future December 2021	EUR	21,360	BNP Paribas SA	12/17/2021	EUR	21	2,600	—	2,600
S&P 500 Annual Dividend Index Future December 2021	USD	72,825	BNP Paribas SA	12/17/2021	USD	73	13,725	—	13,725
SGX Nikkei Stock Average Dividend Point Index Future December 2021	JPY	4,260,000	BNP Paribas SA	04/01/2022	JPY	4,260	738	—	738
SGX Nikkei Stock Average Dividend Point Index Future December 2021	JPY	7,860,000	BNP Paribas SA	04/01/2022	JPY	7,860	7,341	—	7,341
SGX Nikkei Stock Average Dividend Point Index Future December 2021	JPY	3,975,000	BNP Paribas SA	04/01/2022	JPY	3,975	3,270	—	3,270
SGX Nikkei Stock Average Dividend Point Index Future December 2021	JPY	3,985,000	BNP Paribas SA	04/01/2022	JPY	3,985	3,182	—	3,182
Euro STOXX 50 Index Dividend Future December 2022	EUR	33,240	BNP Paribas SA	12/16/2022	EUR	33	1,135	—	1,135
Euro STOXX 50 Index Dividend Future December 2022	EUR	10,950	BNP Paribas SA	12/16/2022	EUR	11	532	—	532
Euro STOXX 50 Index Dividend Future December 2022	EUR	32,670	BNP Paribas SA	12/16/2022	EUR	33	1,808	—	1,808

14	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Global Allocation Portfolio

Reference Entity	Fixed Amount Paid / (Received) by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
SGX Nikkei Stock
Average Dividend
Point Index Future
December 2022	JPY	4,280,000	JPMorgan Chase Bank	04/03/2023	JPY	4,280	$551	$—	$551
SGX Nikkei Stock
Average Dividend
Point Index Future
December 2022	JPY	4,230,000	BNP Paribas SA	04/03/2023	JPY	4,230	995	—	995

							$329,147	$—	$329,147

Currency

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviations — Fixed Income

ADR	American Depositary Receipts
CVA	Certification Van Aandelon (Dutch Certificate)
PCL	Public Company Limited

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Global Allocation Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments
Common Stocks
Australia	$—	$15,502	$—	$15,502
Belgium	—	887,203	—	887,203
Brazil	493,632	—	—	493,632
Canada	807,281	—	—	807,281
China	508,979	267,368	—	776,347
Cyprus	—	77,585	—	77,585
Czech Republic	—	78,138	—	78,138
Denmark	—	14,911	—	14,911
Finland	—	668,001	—	668,001
France	18,465	5,947,517	—	5,965,982
Germany	—	4,214,465	—	4,214,465
Hong Kong	58,313	1,537,519	—	1,595,832
India	—	2,602,354	—	2,602,354
Indonesia	—	183,253	—	183,253
Israel	912	—	—	912
Italy	612,940	1,456,262	—	2,069,202
Japan	—	16,726,881	—	16,726,881
Luxembourg	—	722	—	722
Mexico	3,034	—	—	3,034
Netherlands	885,680	3,358,203	—	4,243,883
Norway	—	2,981	—	2,981
Poland	—	2,134	—	2,134
Portugal	173,513	29,589	—	203,102
Singapore	—	576,181	—	576,181
South Africa	—	5,442	—	5,442
South Korea	—	929,340	—	929,340
Spain	—	994,777	—	994,777
Sweden	—	1,257,046	—	1,257,046
Switzerland	—	2,487,947	—	2,487,947
Taiwan	—	1,369,988	—	1,369,988
Thailand	47,152	350,396	—	397,548
Turkey	—	3,818	—	3,818
United Arab Emirates	—	698,468	—	698,468
United Kingdom	1,818,875	4,825,707	—	6,644,582
United States	59,453,995	—	20,359	59,474,354

16	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Global Allocation Portfolio

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$10,186,775	$254,775	$10,441,550
Floating Rate Loan Interests	—	925,000	—	925,000
Foreign Agency Obligations	—	959,808	—	959,808
Foreign Government Obligations	—	23,165,191	—	23,165,191
Investment Companies	8,177,603	—	—	8,177,603
Non-Agency Mortgage-Backed Securities	—	187,881	—	187,881
Preferred Securities	1,725,645	2,414,045	2,967,568	7,107,258
U.S. Treasury Obligations	—	44,996,409	—	44,996,409
Warrants	—	—	1	1
Short-Term Securities
Money Market Funds	1,406,331	—	—	1,406,331
Options Purchased:
Equity contracts	—	403,868	—	403,868
Foreign currency exchange contracts	—	216,971	—	216,971
Interest rate contracts	—	29,923	—	29,923
Liabilities:
Investment Short Sold
Common Stocks	(1,277,490)	—	—	(1,277,490)

Subtotal	$74,914,860	$135,055,569	$3,242,703	$213,213,132

Investments valued at NAV(a)				$6,841,238

Total Investments				$220,054,370

Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$1,797	$—	$1,797
Equity contracts	3,562	329,147	—	332,709
Foreign currency exchange contracts	—	250,599	—	250,599
Interest rate contracts	—	76,755	—	76,755
Liabilities:
Credit contracts	—	(9,295)	—	(9,295)
Equity contracts	(32,680)	(140,127)	—	(172,807)
Foreign currency exchange contracts	—	(145,886)	—	(145,886)
Interest rate contracts	(38,885)	(181,878)	—	(220,763)

Total	$(68,003)	$181,112	$—	$113,109

(a)	As of September 30, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended September 30, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	FloatingRate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Securities	Warrants	Total
Opening Balance, as of December 31, 2016	$26,557	$730,297	$361,469	$—	$2,787,601	$—	$3,905,924
Transfers into Level 3	—	—	—	164,781	—	—	164,781
Transfers out of Level 3	(122,020)	—	(88,553)	(165,956)	—	—	(376,529)
Accrued discounts/premiums	—	(499)	29	1,175	—	—	705
Net realized gain (loss)	(152,150)	(239,747)	1,307	—	—	—	(390,590)
Net change in unrealized appreciation (depreciation)(1)	221,799	78,516	636	—	90,525	—	391,476
Purchases	122,020	72,942	—	—	89,442	1	284,405

SCHEDULE OF INVESTMENTS	17

Consolidated Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Global Allocation Portfolio

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Securities	Warrants	Total
Sales	(75,847)	(386,734)	(274,888)	—	—	—	(737,469)
Closing Balance, as of September 30, 2017	$20,359	$254,775	$—	$—	$2,967,568	$1	$3,242,703
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2017(2)	$(6,731)	$79,617	$—	$—	$17,922	$—	$90,808

(1)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $1,501.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks(3)	$20,359	Market	Gross Billings Multiple (1)	7.25x	—
			Time to Exit (1)	1 year	—
			Volatility (1)	27%	—
			Priced to Last Round (1)	—	—
			Billings Growth Rate (1)	30%	—
					—
Corporate Bonds	253,275	Income	Discount Rate (2)	17.5%	—
		Market	Estimated Recovery Value (1)	—	—
					—
Preferred Stocks(3)(4)	2,967,568	Market	Discount Rate (2)	20%	—
			Revenue Growth Rate (1)	39% - 110%	75.24%
			Billings Growth Rate (1)	30%	—
			Gross Billings Multiple (1)	7.25x	—
			Revenue Multiple (1)	7.75x - 20.25x	12.09x
			Scenario Probability (1)	1% - 79%	—
			Time to Exit (2)	1 year	—
			Volatility (1)	27% - 63%	40.86%
Total	$3,241,202

(1)	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

(2)	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.

(3)	For the period ended September 30, 2017, the valuation technique changed for certain investments in common stocks and preferred stocks with a total value of $224,349 from a hybrid model using Probability-Weighted Expected Return Model (“PWERM”) and Option Pricing Model (“OPM”) to using only OPM. The change was due to consideration of liquidation preferences and exit strategy.

(4)	For the period ended September 30, 2017, the valuation technique changed for certain investments in preferred stocks with a total value of $550,055 from a hybrid model using PWERM and OPM to using only PWERM. The change was due to consideration of liquidation preferences and exit strategy.

18	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments September 30, 2017 (unaudited)	BlackRock Government Money Market Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
U.S. Government Sponsored Agency Obligations — 45.4%
Federal Farm Credit Banks:
0.90%, 12/11/17	USD	180	$179,938
1.00%, 01/19/18		500	499,756
0.75%, 02/16/18		500	499,186
0.75%, 04/18/18		1,500	1,496,224
Federal Farm Credit Banks Discount Notes(a):
1.01%, 11/03/17		285	284,802
1.02%, 11/28/17		2,500	2,496,375
1.06%, 12/15/17		995	993,300
Federal Farm Credit Banks Variable Rate Notes(b): (ICE LIBOR USD 1 Month + 0.07%), 1.31%, 11/20/17		1,000	999,993
(ICE LIBOR USD 3 Month + 0.08%), 1.23%, 01/23/18		430	430,001
Federal Home Loan Banks, Series 1, 0.88%, 03/19/18		3,000	2,995,933
Federal Home Loan Banks Discount Notes(a):
1.00%, 10/12/17		2,800	2,799,076
1.00%, 10/18/17		3,015	3,013,521
1.00%, 10/20/17		1,620	1,619,128
1.01%, 11/01/17		810	809,288
1.03%, 11/06/17		1,335	1,333,632
1.01%, 11/08/17		5,415	5,409,003
1.02%, 11/24/17		1,000	998,482
1.06%, 12/05/17		1,500	1,497,292
1.06%, 12/13/17		765	763,379
1.06%, 12/15/17		1,000	997,708
1.06%, 12/29/17		1,000	997,182
1.10%, 01/19/18		1,500	1,494,802
1.10%, 01/29/18		395	393,565
Federal Home Loan Banks Variable Rate Notes(b):
(ICE LIBOR USD 3 Month + 0.08%), 1.24%, 10/27/17		2,270	2,269,995
(ICE LIBOR USD 1 Month + 0.14%), 1.09%, 04/17/18		1,800	1,800,000
(ICE LIBOR USD 1 Month + 0.15%), 1.09%, 04/17/18		1,070	1,070,000
(ICE LIBOR USD 3 Month + 0.35%), 0.96%, 05/09/18		1,000	1,000,000
(ICE LIBOR USD 1 Month + 0.14%), 1.10%, 06/05/18		750	750,000
(ICE LIBOR USD 3 Month + 0.16%), 1.16%, 06/08/18		500	500,000
(ICE LIBOR USD 1 Month + 0.12%), 1.12%, 10/03/18		1,000	1,000,000

Security		Par (000)	Value
U.S. Government Sponsored Agency Obligations (continued)
Federal Home Loan Banks Variable Rate Notes(b): (continued)
(ICE LIBOR USD 1 Month+ 0.10%), 1.14%, 11/01/18	USD	2,500	$2,500,000
(ICE LIBOR USD 1 Month + 0.10%), 1.13%, 11/02/18		2,500	2,500,000
(ICE LIBOR USD 1 Month + 0.09%), 1.15%, 01/25/19		845	845,000
(ICE LIBOR USD 3 Month + 0.16%), 1.17%, 06/20/19		855	855,000
Federal Home Loan Mortgage Corp.:
0.85%, 12/26/17		780	779,534
0.75%, 04/09/18		500	498,780
Federal Home Loan Mortgage Corp. Discount Notes, 1.13%, 02/16/18(a)		245	243,976
Federal National Mortgage Association:
0.88%, 02/08/18		646	645,268
0.88%, 03/28/18		1,800	1,798,000
0.88%, 05/21/18		680	678,452
Federal National Mortgage Association Variable Rate Notes, (ICE LIBOR USD 1 Month + 0.01%), 1.24%, 10/05/17(b)		1,000	999,998

Total U.S. Government Sponsored Agency Obligations — 45.4% (Cost: $53,735,569)			53,735,569

U.S. Treasury Obligations — 11.3%
U.S. Treasury Bills(a):
1.18%, 03/22/18		1,195	1,188,277
1.20%, 03/29/18		6,710	6,670,890
U.S. Treasury Notes:
0.88%, 10/15/17		1,200	1,200,063
(U.S. Treasury 3 Month Bill Money Market Yield + 0.17%), 1.22%, 10/31/17(b)		1,249	1,248,571
(U.S. Treasury 3 Month Bill Money Market Yield + 0.14%), 1.19%, 01/31/19(b)		3,000	3,000,000

Total U.S. Treasury Obligations — 11.3% (Cost: $13,307,801)			13,307,801

Total Repurchase Agreements — 40.2% (Cost: $47,500,000)			47,500,000

Total Investments — 96.9% (Cost: $114,543,370)(c)			114,543,370
Other Assets Less Liabilities — 3.1%			3,679,363

Net Assets — 100.0%			$118,222,733

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of 9/30/2017.
(c)	Cost for U.S. federal income tax purposes.

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Government Money Market Portfolio

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of Montreal	1.06%		09/29/17	10/02/17	$6,000	$6,000	$6,000,530	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 5.50%, due 12/07/17 to 05/01/47	$44,617,445	$6,139,178
BNP Paribas SA	1.04	(a)	09/14/17	10/06/17	1,000	1,000	1,000,636	U.S. Treasury Obligations, 0.00% to 2.50%, due 07/31/18 to 05/15/46	1,039,300	1,020,032
	1.06		09/29/17	10/02/17	5,000	5,000	5,000,442	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 1.38% to 3.69%, due 01/31/21 to 12/01/46	6,022,126	5,125,022

Total BNP Paribas SA						$6,000				$6,145,054
Goldman Sachs & Co. LLC	1.12		09/28/17	10/05/17	1,500	1,500	1,500,327	U.S. Government Sponsored Agency Obligations, 3.50% to 4.50%, due 09/20/26 to 04/20/47	3,626,227	1,530,000
JP Morgan Securities LLC	1.05		09/29/17	10/02/17	5,000	5,000	5,000,438	U.S. Treasury Obligation, 2.75%, due 11/15/23	4,855,000	5,104,390
	1.40	(a)	09/29/17	11/03/17	2,500	2,500	2,503,408	U.S. Government Sponsored Agency Obligation, 3.00%, due 05/01/47	2,625,000	2,578,284

Total JP Morgan Securities LLC						$7,500				$7,682,674
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.07		09/29/17	10/02/17	10,000	10,000	10,000,891	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 3.24% to 4.55%, due 08/20/67 to 09/01/67	9,412,801	10,200,001
	1.14		09/28/17	10/05/17	1,500	1,500	1,500,333	U.S. Government Sponsored Agency Obligation, 2.50%, due 05/01/30	2,159,407	1,545,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$11,500				$11,745,001
Mizuho Securities USA LLC	1.06		09/29/17	10/02/17	7,000	7,000	7,000,618	U.S. Government Sponsored Agency Obligations, 4.00%, due 09/20/46 to 07/01/47	6,789,850	7,152,034
Societe Generale SA	1.05		09/29/17	10/02/17	6,000	6,000	6,000,524	U.S. Treasury Obligation, 0.38%, due 07/15/27	6,146,300	6,120,060
Wells Fargo Securities LLC	1.04		09/27/17	10/04/17	1,000	1,000	1,000,202	U.S. Government Sponsored Agency Obligation, 3.50%, due 09/01/47	994,879	1,030,000
	1.07		09/29/17	10/06/17	1,000	1,000	1,000,208	U.S. Government Sponsored Agency Obligation, 3.50%, due 09/01/47	994,879	1,030,000

Total Wells Fargo Securities LLC						$2,000				$2,060,000

Total						$47,500				$48,574,001

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Government Money Market Portfolio

Currency

USD	United States Dollar

Portfolio Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities(a)	$—	$114,543,370	$—	$114,543,370

	$—	$114,543,370	$—	$114,543,370

(a)	See above Schedule of Investments for values in each security type.

During the period ended September 30, 2017, there were no transfers between levels.

SCHEDULE OF INVESTMENTS	3

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)/Shares	Value

Asset-Backed Securities — 0.5%(a)

Continental Airlines Pass-Through Trust, 6.13%, 04/29/18	USD	120	$122,550
Virgin Australia Pass-Through Trust, 7.13%, 10/23/18(b)		38	38,739

Total Asset-Backed Securities — 0.5% (Cost: $157,883)			161,289

Common Stocks — 1.4%

Chemicals — 0.0%
Advanced Emissions Solutions, Inc.		660	7,240

Construction & Engineering — 1.0%
Star Group, Inc. (The)(c)		16,288	332,875

Media — 0.1%
Altice USA, Inc., Class A(c)		762	20,810

Metals & Mining — 0.1%
Teck Resources Ltd., Class B		810	17,083

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.(c)		1,150	70,909

Total Common Stocks — 1.4% (Cost: $505,693)			448,917

Corporate Bonds — 87.6%

Aerospace & Defense — 1.9%
Arconic, Inc.:
5.13%, 10/01/24	USD	90	95,769
5.90%, 02/01/27		17	18,759
6.75%, 01/15/28		19	22,040
5.95%, 02/01/37		13	13,786
Bombardier, Inc.(b):
8.75%, 12/01/21		99	106,128
5.75%, 03/15/22		6	5,805
6.13%, 01/15/23		24	23,268
7.50%, 03/15/25		87	86,948
KLX, Inc. 5.88%, 12/01/22(b)		80	83,816
Kratos Defense & Security Solutions, Inc. 7.00%, 05/15/19		10	10,237
TransDigm, Inc.:
5.50%, 10/15/20		17	17,255
6.00%, 07/15/22		73	75,738
6.50%, 07/15/24		50	51,625
6.50%, 05/15/25		25	25,750
6.38%, 06/15/26		8	8,195
			645,119

Air Freight & Logistics — 0.4%
XPO Logistics, Inc. 6.50%, 06/15/22(b)		137	143,850
Auto Components — 0.5%
Allison Transmission, Inc. 4.75%, 10/01/27(b)		6	6,045
Icahn Enterprises LP:
4.88%, 03/15/19		52	52,442
6.25%, 02/01/22		43	44,828
6.75%, 02/01/24		57	60,135

Security		Par (000)	Value
Auto Components (continued)
Lear Corp.(c)(d)(j)(k):
0.00%, 12/01/13	USD	150	$—
0.00%, 08/01/14		100	—
			163,450

Automobiles — 0.1%
Tesla, Inc. 5.30%, 08/15/25(b)		40	39,000
Banks — 2.3%
Banco Espirito Santo SA 4.75%, 01/15/18(d)	EUR	100	35,605
Bank of America Corp.(f):
(ICE LIBOR USD 3 Month + 3.71%), 6.25%, 09/05/24	USD	66	72,765
(ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/24		33	37,311
(ICE LIBOR USD 3 Month + 3.90%), 6.10%, 03/17/25		35	38,587
CIT Group, Inc.: (f)
(ICE LIBOR USD 3 Month + 3.97%), 5.80%, 06/15/22		56	58,170
5.00%, 08/01/23		120	129,300
Citigroup, Inc.(f):
(ICE LIBOR USD 3 Month + 4.09%), 5.80%, 11/15/19		40	41,300
(ICE LIBOR USD 3 Month + 4.48%), 6.12%, 11/15/20		23	24,610
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 01/30/23		36	38,745
JPMorgan Chase & Co.(f):
(ICE LIBOR USD 3 Month + 3.32%), 5.00%, 07/01/19		65	66,105
(ICE LIBOR USD 3 Month + 3.25%), 5.15%, 05/01/23		20	20,750
(ICE LIBOR USD 3 Month + 3.33%), 6.12%, 04/30/24		7	7,709
(ICE LIBOR USD 3 Month + 3.33%), 6.10%, 10/01/24		78	86,091
Wells Fargo & Co.(f):
(ICE LIBOR USD 3 Month + 3.11%), 5.90%, 06/15/24		50	54,438
(ICE LIBOR USD 3 Month + 3.99%), 5.87%, 06/15/25		54	60,102
			771,588

Building Products — 0.6%
CPG Merger Sub LLC 8.00%, 10/01/21(b)		54	55,755
Masonite International Corp. 5.63%, 03/15/23(b) .		34	35,583
Ply Gem Industries, Inc. 6.50%, 02/01/22		25	26,039
Standard Industries, Inc.(b)
5.38%, 11/15/24		13	13,816
6.00%, 10/15/25		36	39,275
USG Corp. 4.88%, 06/01/27(b)		18	18,787
			189,255

Capital Markets — 0.3%
Eagle Holding Co. II LLC 7.63%, 05/15/22(b)(g)		30	31,125
Goldman Sachs Group, Inc. (The)(ICE LIBOR USD 3 Month + 3.88%), 5.70%, 05/10/19(f)		35	36,137
Lehman Brothers Holdings, Inc. (c)(k):
9.00%, 03/01/15		30	1,875
5.75%, 05/17/49		110	6,875
Morgan Stanley(ICE LIBOR USD 3 Month +
3.61%), 5.45%, 07/15/19(f)		27	27,844
			103,856

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Shares Value
Chemicals — 2.5%
Blue Cube Spinco, Inc.:
9.75%, 10/15/23	USD	38	$46,170
10.00%, 10/15/25		25	30,531
CF Industries, Inc.:
7.13%, 05/01/20		10	11,100
5.15%, 03/15/34		15	14,962
4.95%, 06/01/43		14	12,985
Chemours Co. (The):
6.63%, 05/15/23		23	24,466
7.00%, 05/15/25		15	16,612
5.38%, 05/15/27		31	32,163
Gates Global LLC 6.00%, 07/15/22(b)		65	66,788
Hexion, Inc. 10.38%, 02/01/22(b)		26	24,960
Huntsman International LLC:
4.88%, 11/15/20		43	45,526
5.13%, 11/15/22		5	5,375
Koppers, Inc. 6.00%, 02/15/25(b)		27	29,025
Momentive Performance Materials, Inc. Escrow
8.88%, 10/15/20 (c)(d)(j)		82	—
Momentive Performance Materials, Inc. 3.88%, 10/24/21		126	127,380
Platform Specialty Products Corp.(b):
10.38%, 05/01/21		21	22,890
6.50%, 02/01/22		172	178,235
PQ Corp. 6.75%, 11/15/22(b)		41	44,383
Tronox Finance LLC 7.50%, 03/15/22(b)		8	8,430
Tronox Finance plc 5.75%, 10/01/25(b)		13	13,325
Venator Finance SARL 5.75%, 07/15/25(b)		16	16,640
W.R. Grace & Co.-Conn. 5.13%, 10/01/21(b)		54	58,590
			830,536

Commercial Services & Supplies — 2.4%
ACCO Brands Corp. 5.25%, 12/15/24(b)		10	10,375
ADT Corp. (The):
6.25%, 10/15/21		40	44,445
3.50%, 07/15/22		32	32,000
4.13%, 06/15/23		22	22,385
4.88%, 07/15/32(b)		62	57,970
Advanced Disposal Services, Inc. 5.63%, 11/15/24(b)		27	28,215
APX Group, Inc.:
6.38%, 12/01/19		4	4,090
8.75%, 12/01/20		27	27,844
7.88%, 12/01/22		28	30,450
7.63%, 09/01/23(b)		4	4,205
Aramark Services, Inc.:
5.13%, 01/15/24		26	27,593
5.00%, 04/01/25(b)		3	3,191
GW Honos Security Corp. 8.75%, 05/15/25(b)		11	11,729
KAR Auction Services, Inc. 5.13%, 06/01/25(b)		47	48,880
Mobile Mini, Inc. 5.88%, 07/01/24		77	80,657
Multi-Color Corp. 4.88%, 11/01/25(b)		7	7,077
Nielsen Co. Luxembourg SARL (The) 5.00%, 02/01/25(b)		51	53,104
Prime Security Services Borrower LLC 9.25%, 05/15/23(b)		217	239,473
Ritchie Bros Auctioneers, Inc. 5.38%, 01/15/25(b)		20	21,150
Tervita Escrow Corp. 7.63%, 12/01/21(b)		45	45,562
Wrangler Buyer Corp. 6.00%, 10/01/25(b)		13	13,227
			813,622

Security		Par (000)	Value
Communications Equipment — 0.7%
CB Escrow Corp. 8.00%, 10/15/25(b)	USD	15	$15,075
CommScope Technologies LLC 5.00%, 03/15/27(b)		41	41,102
CommScope, Inc. 5.50%, 06/15/24(b)		3	3,139
Nokia OYJ:
5.38%, 05/15/19		3	3,146
3.38%, 06/12/22		13	13,114
4.38%, 06/12/27		4	4,115
6.63%, 05/15/39		65	75,010
Riverbed Technology, Inc. 8.88%, 03/01/23(b)		51	48,578
ViaSat, Inc. 5.63%, 09/15/25(b)		20	20,126
			223,405

Construction & Engineering — 0.4%
Brand Energy & Infrastructure Services, Inc. 8.50%, 07/15/25(b)		60	64,950
Engility Corp. 8.88%, 09/01/24		26	28,535
New Enterprise Stone & Lime Co., Inc. 10.13%, 04/01/22(b)		19	20,472
Tutor Perini Corp. 6.88%, 05/01/25(b)		17	18,445
Weekley Homes LLC 6.63%, 08/15/25(b)		13	12,578
			144,980

Consumer Finance — 1.5%
Ally Financial, Inc.:
5.13%, 09/30/24		40	43,320
8.00%, 11/01/31		172	221,863
General Motors Financial Co., Inc. (ICE LIBOR USD 3 Month + 3.60%), 5.75%, 09/30/27(f)		30	31,087
Navient Corp.:
6.63%, 07/26/21		36	38,520
6.50%, 06/15/22		9	9,546
5.50%, 01/25/23		20	20,250
7.25%, 09/25/23		17	18,466
6.13%, 03/25/24		7	7,217
5.88%, 10/25/24		13	13,195
6.75%, 06/25/25		22	22,880
5.63%, 08/01/33		24	20,719
OneMain Financial Holdings LLC(b):
6.75%, 12/15/19		28	29,050
7.25%, 12/15/21		9	9,394
Springleaf Finance Corp. 6.13%, 05/15/22		10	10,591
			496,098

Containers & Packaging — 2.8%
Ardagh Packaging Finance plc(b):
6.00%, 06/30/21		200	205,500
4.63%, 05/15/23		200	205,440
Ball Corp.:
5.00%, 03/15/22		21	22,733
4.00%, 11/15/23		6	6,135
BWAY Holding Co. 5.50%, 04/15/24(b)		77	80,465
Crown Americas LLC 4.25%, 09/30/26		22	22,220
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20		42	42,737
6.88%, 02/15/21		65	66,434
(ICE LIBOR USD 3 Month + 3.50%),
4.80%, 07/15/21(b)(f)		8	8,160
5.13%, 07/15/23(b)		24	25,046
7.00%, 07/15/24(b)		205	218,325
Sealed Air Corp.(b):
4.88%, 12/01/22		13	13,829
6.88%, 07/15/33		9	10,552
			927,576

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Shares Value
Distributors — 0.2%(b)
American Builders & Contractors Supply Co., Inc. 5.75%, 12/15/23	USD	9	$9,585
American Tire Distributors, Inc. 10.25%, 03/01/22		39	40,669
			50,254

Diversified Consumer Services — 0.3%
Laureate Education, Inc. 8.25%, 05/01/25(b)		29	31,248
Service Corp. International 4.50%, 11/15/20		20	20,250
ServiceMaster Co. LLC (The) 5.13%, 11/15/24(b)		14	14,385
Sotheby’s 5.25%, 10/01/22(b)		30	30,750
			96,633

Diversified Financial Services — 0.8%(b)
DFC Finance Corp. 1.00%, 06/16/20(g)		42	25,289
FBM Finance, Inc. 8.25%, 08/15/21		20	21,400
Infinity Acquisition LLC 7.25%, 08/01/22		5	4,888
Jefferies Finance LLC 7.38%, 04/01/20		200	206,250
Tempo Acquisition LLC 6.75%, 06/01/25		24	24,240
			282,067

Diversified Telecommunication Services — 6.2%
CCO Holdings LLC(b):
5.13%, 05/01/23		33	34,361
5.13%, 05/01/27		314	318,318
5.00%, 02/01/28		23	22,920
CenturyLink, Inc.:
6.45%, 06/15/21		88	91,567
5.80%, 03/15/22		32	31,894
6.75%, 12/01/23		6	6,070
7.60%, 09/15/39		2	1,770
7.65%, 03/15/42		39	34,027
Cincinnati Bell, Inc.7.00%, 07/15/24(b)		44	43,120
Frontier Communications Corp.:
8.13%, 10/01/18		13	13,130
7.13%, 03/15/19		5	4,950
6.25%, 09/15/21		14	11,511
7.13%, 01/15/23		36	27,630
7.63%, 04/15/24		18	13,680
6.88%, 01/15/25		124	92,690
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		40	38,500
5.50%, 08/01/23		28	23,730
9.75%, 07/15/25(b)		43	43,430
Level 3 Financing, Inc.:
5.38%, 08/15/22		31	31,924
5.63%, 02/01/23		30	30,936
5.13%, 05/01/23		13	13,219
5.38%, 01/15/24		41	41,974
5.38%, 05/01/25		17	17,478
5.25%, 03/15/26		89	91,197
Qwest Corp. 6.75%, 12/01/21		10	10,920
SFR Group SA 7.38%, 05/01/26(b)		248	267,840
Sprint Capital Corp.:
6.90%, 05/01/19		25	26,656
6.88%, 11/15/28		81	90,720
8.75%, 03/15/32		100	127,875
Telecom Italia Capital SA:
6.38%, 11/15/33		36	41,445
6.00%, 09/30/34		103	113,944
7.20%, 07/18/36		20	24,699
Telesat Canada 8.88%, 11/15/24(b)		48	54,060
Virgin Media Finance plc 5.75%, 01/15/25(b)		200	207,250
			2,045,435

Security		Par (000)	Value
Electric Utilities — 0.1%
NextEra Energy Operating Partners LP 4.25%, 09/15/24(b)	USD	22	$22,468
Electrical Equipment — 0.5%
GrafTech International Ltd. 6.38%, 11/15/20		17	16,532
Sensata Technologies BV(b):
5.63%, 11/01/24		7	7,709
5.00%, 10/01/25		63	66,405
Vertiv Group Corp. 9.25%, 10/15/24(b)		67	75,375
			166,021

Electronic Equipment, Instruments & Components — 0.4%
Anixter, Inc. 5.63%, 05/01/19		5	5,250
CDW LLC:
5.00%, 09/01/23		31	32,443
5.50%, 12/01/24		55	61,257
5.00%, 09/01/25		13	13,650
TTM Technologies, Inc. 5.63%, 10/01/25(b)		17	17,202
			129,802

Energy Equipment & Services — 1.7%
Diamond Offshore Drilling, Inc. 7.88%, 08/15/25		10	10,575
Ensco plc:
4.50%, 10/01/24		15	12,450
5.20%, 03/15/25		5	4,200
Noble Holding International Ltd.:
4.63%, 03/01/21		2	1,840
7.75%, 01/15/24		28	24,850
Noble Holding US LLC 7.50%, 03/15/19		15	15,450
Parker Drilling Co. 7.50%, 08/01/20		13	11,537
Pioneer Energy Services Corp. 6.13%, 03/15/22		45	38,025
Precision Drilling Corp.:
6.63%, 11/15/20		3	3,001
6.50%, 12/15/21		5	5,062
7.75%, 12/15/23		15	15,300
5.25%, 11/15/24		13	11,960
Rowan Cos., Inc.:
4.88%, 06/01/22		10	9,375
4.75%, 01/15/24		8	6,960
7.38%, 06/15/25		68	66,470
SESI LLC:
7.13%, 12/15/21		10	10,200
7.75%, 09/15/24(b)		24	24,840
Transocean, Inc.:
6.00%, 03/15/18		16	16,240
5.80%, 10/15/22(h)		20	19,650
9.00%, 07/15/23(b)		85	91,588
6.80%, 03/15/38		17	13,855
Trinidad Drilling Ltd. 6.63%, 02/15/25(b)		41	38,335
Weatherford International LLC 6.80%, 06/15/37		12	10,380
Weatherford International Ltd.:
7.75%, 06/15/21		31	32,240
8.25%, 06/15/23		5	5,150
9.88%, 02/15/24(b)		5	5,500
6.50%, 08/01/36		26	22,295
7.00%, 03/15/38		31	27,590
5.95%, 04/15/42		18	14,760
			569,678

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Shares Value
Equity Real Estate Investment Trusts (REITs) — 1.9%
CyrusOne LP 5.00%, 03/15/24(b)	USD	43	$45,257
Equinix, Inc. 5.88%, 01/15/26		50	54,938
ESH Hospitality, Inc. 5.25%, 05/01/25(b)		11	11,371
GEO Group, Inc. (The):
5.13%, 04/01/23		17	17,212
5.88%, 10/15/24		50	52,125
6.00%, 04/15/26		7	7,359
iStar, Inc.:
4.63%, 09/15/20		13	13,293
6.00%, 04/01/22		11	11,385
5.25%, 09/15/22		14	14,210
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24		152	164,704
4.50%, 09/01/26		82	83,230
4.50%, 01/15/28(b)		36	36,317
MPT Operating Partnership LP 5.00%, 10/15/27		9	9,225
SBA Communications Corp.:
4.00%, 10/01/22(b)		44	44,220
4.88%, 09/01/24		23	23,661
Uniti Group LP 8.25%, 10/15/23		39	34,515
			623,022

Food & Staples Retailing — 0.2%
Albertsons Cos. LLC5.75%, 03/15/25		28	24,640
Rite Aid Corp.:
6.75%, 06/15/21		2	2,070
6.13%, 04/01/23(b)		29	28,166
			54,876

Food Products — 1.0%
B&G Foods, Inc. 5.25%, 04/01/25		15	15,375
Chobani LLC7.50%, 04/15/25(b)		36	39,240
JBS USA LUX SA(b):
5.88%, 07/15/24		16	16,040
5.75%, 06/15/25		62	61,767
Lamb Weston Holdings, Inc. 4.63%, 11/01/24(b)		2	2,085
Pilgrim’s Pride Corp.(b):
5.75%, 03/15/25		17	17,553
5.88%, 09/30/27		21	21,446
Post Holdings, Inc.(b):
5.50%, 03/01/25		32	33,200
5.00%, 08/15/26		39	38,902
5.75%, 03/01/27		38	39,140
TreeHouse Foods, Inc. 6.00%, 02/15/24(b)		8	8,550
WhiteWave Foods Co. (The) 5.38%, 10/01/22		25	28,152
			321,450

Health Care Equipment & Supplies — 1.8%
Alere, Inc.:
6.50%, 06/15/20		13	13,211
6.38%, 07/01/23(b)		88	94,820
Avantor, Inc.(b):
6.00%, 10/01/24		161	165,025
9.00%, 10/01/25		41	41,948
DJO Finco, Inc. 8.13%, 06/15/21(b)		88	84,260
Mallinckrodt International Finance SA(b):
4.88%, 04/15/20		9	8,955
5.75%, 08/01/22		7	6,842
5.63%, 10/15/23		10	9,338
5.50%, 04/15/25		61	55,053

Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Ortho-Clinical Diagnostics, Inc. 6.63%, 05/15/22(b)	USD	105	$102,900
Sterigenics-Nordion Holdings LLC 6.50%, 05/15/23(b)		12	12,480
Teleflex, Inc. 4.88%, 06/01/26		12	12,450
			607,282

Health Care Providers & Services — 5.6%
Acadia Healthcare Co., Inc.:
5.13%, 07/01/22		9	9,319
5.63%, 02/15/23		25	26,250
6.50%, 03/01/24		26	27,917
Air Medical Group Holdings, Inc. 6.38%, 05/15/23(b)		8	7,700
Centene Corp.:
5.63%, 02/15/21		45	46,809
4.75%, 05/15/22		37	38,619
6.13%, 02/15/24		5	5,406
4.75%, 01/15/25		40	41,500
Community Health Systems, Inc.:
8.00%, 11/15/19		35	34,081
7.13%, 07/15/20		37	33,392
5.13%, 08/01/21		11	10,863
6.25%, 03/31/23		97	95,303
DaVita, Inc. 5.00%, 05/01/25		33	32,556
Envision Healthcare Corp.:
5.13%, 07/01/22(b)		55	57,063
5.63%, 07/15/22		97	101,122
6.25%, 12/01/24(b)		10	10,725
HCA, Inc.:
5.88%, 03/15/22		23	25,472
4.75%, 05/01/23		8	8,440
5.88%, 05/01/23		17	18,488
5.00%, 03/15/24		70	74,550
5.38%, 02/01/25		132	139,095
5.25%, 04/15/25		57	61,631
5.88%, 02/15/26		63	67,646
5.25%, 06/15/26		104	112,060
4.50%, 02/15/27		34	34,765
5.50%, 06/15/47		107	110,879
HealthSouth Corp. 5.75%, 11/01/24		3	3,079
IASIS Healthcare LLC 8.38%, 05/15/19		28	28,108
MEDNAX, Inc. 5.25%, 12/01/23(b)		26	27,235
Molina Healthcare, Inc. 4.88%, 06/15/25(b)		12	11,820
MPH Acquisition Holdings LLC 7.13%, 06/01/24(b)		81	87,075
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 05/01/23(b)		32	33,640
Surgery Center Holdings, Inc.(b):
8.88%, 04/15/21		14	14,700
6.75%, 07/01/25		35	32,900
Team Health Holdings, Inc. 6.38%, 02/01/25(b)		60	56,850
Tenet Healthcare Corp.:
6.00%, 10/01/20		40	42,628
7.50%, 01/01/22(b)		16	16,940
8.13%, 04/01/22		78	79,365
6.75%, 06/15/23		86	82,560
4.63%, 07/15/24(b)		30	29,729
5.13%, 05/01/25(b)		18	17,753
7.00%, 08/01/25(b)		39	36,660
Vizient, Inc. 10.38%, 03/01/24(b)		5	5,744
WellCare Health Plans, Inc. 5.25%, 04/01/25		11	11,577
			1,850,014

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Hotels, Restaurants & Leisure — 3.6%
1011778 BC ULC(b):
6.00%, 04/01/22	USD	8	$8,252
4.25%, 05/15/24		29	29,101
5.00%, 10/15/25		103	104,277
5.00%, 10/15/25		52	52,645
Caesars Entertainment Resort Properties LLC 8.00%, 10/01/20		93	95,093
CRC Escrow Issuer LLC 5.25%, 10/15/25(b)		65	65,000
Eldorado Resorts, Inc. 6.00%, 04/01/25		12	12,600
GLP Capital LP:
5.38%, 11/01/23		6	6,570
5.38%, 04/15/26		9	9,821
Hilton Domestic Operating Co., Inc. 4.25%, 09/01/24		17	17,340
Jacobs Entertainment, Inc. 7.88%, 02/01/24(b)		6	6,465
KFC Holding Co.(b):
5.00%, 06/01/24		10	10,537
5.25%, 06/01/26		13	13,764
MGM Resorts International:
5.25%, 03/31/20		22	23,293
6.75%, 10/01/20		47	51,818
6.63%, 12/15/21		128	144,000
7.75%, 03/15/22		33	38,527
6.00%, 03/15/23		28	30,870
Sabre GLBL, Inc.(b):
5.38%, 04/15/23		11	11,399
5.25%, 11/15/23		16	16,440
Scientific Games International, Inc.:
7.00%, 01/01/22(b)		104	110,370
10.00%, 12/01/22		111	122,933
Six Flags Entertainment Corp.(b):
4.88%, 07/31/24		65	66,138
5.50%, 04/15/27		35	35,875
Station Casinos LLC:
7.50%, 03/01/21		45	46,687
5.00%, 10/01/25(b)		27	27,065
Viking Cruises Ltd. 5.88%, 09/15/27(b)		33	33,114
Yum Brands, Inc. 3.88%, 11/01/23		2	1,999
			1,191,993

Household Durables — 1.1%
CalAtlantic Group, Inc.:
6.63%, 05/01/20		6	6,627
8.38%, 01/15/21		56	65,327
5.38%, 10/01/22		2	2,178
5.25%, 06/01/26		14	14,490
K. Hovnanian Enterprises, Inc.(b):
10.00%, 07/15/22		7	7,245
10.50%, 07/15/24		13	13,617
Lennar Corp.:
4.75%, 04/01/21		4	4,210
4.13%, 01/15/22		28	28,910
4.75%, 11/15/22		28	29,610
Mattamy Group Corp.(b):
6.88%, 12/15/23		12	12,532
6.50%, 10/01/25		20	20,500
Meritage Homes Corp. 5.13%, 06/06/27		12	12,030
PulteGroup, Inc.:
5.50%, 03/01/26		24	26,170
6.38%, 05/15/33		22	23,870
6.00%, 02/15/35		6	6,255
Springs Industries, Inc. 6.25%, 06/01/21		4	4,125
Tempur Sealy International, Inc.:
5.63%, 10/15/23		4	4,205
5.50%, 06/15/26		26	26,650

Security		Par (000)	Value
Household Durables (continued)
TRI Pointe Group, Inc.:
4.38%, 06/15/19	USD	10	$10,213
4.88%, 07/01/21		15	15,675
5.88%, 06/15/24		15	16,050
5.25%, 06/01/27		10	10,162
William Lyon Homes, Inc. 5.88%, 01/31/25		10	10,250
			370,901

Household Products — 0.2%
HRG Group, Inc. 7.88%, 07/15/19		26	26,520
Spectrum Brands, Inc.:
6.63%, 11/15/22		35	36,488
5.75%, 07/15/25		11	11,715
			74,723

Independent Power and Renewable Electricity Producers — 0.9%
AES Corp.:
4.88%, 05/15/23		2	2,060
5.50%, 03/15/24		28	29,155
Calpine Corp.:
5.38%, 01/15/23		6	5,843
5.88%, 01/15/24(b)		25	25,845
5.25%, 06/01/26(b)		25	24,875
Dynegy, Inc.:
7.38%, 11/01/22		35	36,444
8.13%, 01/30/26(b)		19	19,570
NRG Energy, Inc.:
7.88%, 05/15/21		5	5,143
6.63%, 03/15/23		5	5,169
6.25%, 05/01/24		14	14,560
6.63%, 01/15/27		74	77,515
NRG Yield Operating LLC 5.38%, 08/15/24		25	26,250
Pattern Energy Group, Inc. 5.88%, 02/01/24(b)		16	16,880
Talen Energy Supply LLC 6.50%, 06/01/25		9	6,863
			296,172

Insurance — 0.7%(b)
Alliant Holdings Intermediate LLC 8.25%, 08/01/23		100	105,729
AssuredPartners, Inc. 7.00%, 08/15/25		6	6,142
HUB International Ltd. 7.88%, 10/01/21		107	111,414
USIS Merger Sub, Inc. 6.88%, 05/01/25		6	6,113
			229,398

Internet & Direct Marketing Retail — 0.3%
Netflix, Inc.:
5.50%, 02/15/22		42	45,780
4.38%, 11/15/26(b)		66	66,227
			112,007

Internet Software & Services — 0.8%
GTT Communications, Inc. 7.88%, 12/31/24(b)		26	27,625
Rackspace Hosting, Inc. 8.63%, 11/15/24(b)		23	24,543
Zayo Group LLC:
6.00%, 04/01/23		100	105,625
6.38%, 05/15/25		35	37,717
5.75%, 01/15/27(b)		77	81,620
			277,130

IT Services — 1.8%(b)
Alliance Data Systems Corp.:
5.88%, 11/01/21		49	50,960
5.38%, 08/01/22		65	66,950
Exela Intermediate LLC 10.00%, 07/15/23		18	17,685
First Data Corp.:
7.00%, 12/01/23		123	131,339
5.75%, 01/15/24		231	241,684

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
IT Services (continued)
Gartner, Inc. 5.13%, 04/01/25	USD	36	$37,980
WEX, Inc. 4.75%, 02/01/23		50	51,250
			597,848

Machinery — 1.5%
BlueLine Rental Finance Corp. 9.25%, 03/15/24(b)		112	120,540
EnPro Industries, Inc. 5.88%, 09/15/22(b)		13	13,569
Grinding Media, Inc. 7.38%, 12/15/23(b)		26	28,210
Navistar International Corp. 8.25%, 11/01/21		18	18,068
Novelis Corp.(b):
6.25%, 08/15/24		167	174,131
5.88%, 09/30/26		64	64,960
SPX FLOW, Inc. 5.63%, 08/15/24(b)		16	16,760
Terex Corp. 5.63%, 02/01/25(b)		35	36,881
TriMas Corp. 4.88%, 10/15/25(b)		10	10,081
Wabash National Corp. 5.50%, 10/01/25(b)		23	23,431

			506,631
Media — 9.3%
Acosta, Inc. 7.75%, 10/01/22(b)		23	16,560
Altice Financing SA 7.50%, 05/15/26(b)		200	220,000
Altice US Finance I Corp. 5.38%, 07/15/23(b)		200	211,500
AMC Networks, Inc.:
5.00%, 04/01/24		12	12,390
4.75%, 08/01/25		41	41,410
Cablevision Systems Corp.:
7.75%, 04/15/18		45	46,182
8.00%, 04/15/20		15	16,631
CBS Radio, Inc. 7.25%, 11/01/24(b)		7	7,472
Cequel Communications Holdings I LLC(b):
6.38%, 09/15/20		45	45,956
5.13%, 12/15/21		178	181,115
Charter Communications Operating LLC(b):
4.20%, 03/15/28		10	10,119
5.38%, 05/01/47		10	10,389
Clear Channel International BV 8.75%, 12/15/20(b)		96	100,560
Clear Channel Worldwide Holdings, Inc.:
7.63%, 03/15/20		85	83,938
6.50%, 11/15/22		316	325,416
CSC Holdings LLC:
10.13%, 01/15/23(b)		400	461,500
5.25%, 06/01/24		35	35,394
DISH DBS Corp.:
5.88%, 07/15/22		103	109,437
5.00%, 03/15/23		25	25,547
5.88%, 11/15/24		17	17,818
7.75%, 07/01/26		129	148,114
DISH Network Corp. 3.38%, 08/15/26(i)		43	48,106
iHeartCommunications, Inc.:
9.00%, 12/15/19		19	14,345
9.00%, 03/01/21		31	22,010
9.00%, 09/15/22		49	34,545
10.63%, 03/15/23		26	18,330
Lions Gate Entertainment Corp. 5.88%, 11/01/24(b)		10	10,500
McGraw-Hill Global Education Holdings LLC 7.88%, 05/15/24(b)		12	11,835
MDC Partners, Inc. 6.50%, 05/01/24(b)		38	38,285
Midcontinent Communications 6.88%, 08/15/23(b)		28	30,170
Outfront Media Capital LLC:
5.25%, 02/15/22		10	10,337
5.63%, 02/15/24		4	4,170
5.88%, 03/15/25		5	5,238

Security	Par (000)		Value
Media (continued)
Radiate Holdco LLC 6.63%, 02/15/25(b)	USD	41	$40,078
Sirius XM Radio, Inc.(b):
5.38%, 04/15/25		15	15,825
5.00%, 08/01/27		18	18,360
Sterling Entertainment Enterprises LLC
9.75%, 12/15/19(b)(j)		150	148,500
TEGNA, Inc. 5.50%, 09/15/24(b)		8	8,420
Townsquare Media, Inc. 6.50%, 04/01/23(b)		24	24,360
Tribune Media Co. 5.88%, 07/15/22		32	33,280
Unitymedia GmbH 6.13%, 01/15/25(b)		200	213,250
Univision Communications, Inc.(b):
6.75%, 09/15/22		5	5,186
5.13%, 05/15/23		40	40,800
5.13%, 02/15/25		25	25,219
Urban One, Inc. 7.38%, 04/15/22(b)		10	10,000
Videotron Ltd. 5.13%, 04/15/27(b)		38	39,509
WaveDivision Escrow LLC 8.13%, 09/01/20(b)		97	99,182
			3,097,288

Metals & Mining — 5.6%
ArcelorMittal:
7.50%, 10/15/39		8	9,600
7.25%, 03/01/41		24	28,410
Big River Steel LLC 7.25%, 09/01/25(b)		21	22,281
Constellium NV 8.00%, 01/15/23(b)		250	264,375
First Quantum Minerals Ltd.(b):
7.00%, 02/15/21		112	115,220
7.25%, 05/15/22		30	30,713
FMG Resources August 2006 Pty. Ltd. 9.75%, 03/01/22(b)		15	16,867
Freeport-McMoRan, Inc.:
2.30%, 11/14/17		21	20,994
2.38%, 03/15/18		224	224,000
3.10%, 03/15/20		83	83,166
4.00%, 11/14/21		22	22,110
3.55%, 03/01/22		20	19,694
3.88%, 03/15/23		156	153,660
5.40%, 11/14/34		17	16,235
5.45%, 03/15/43		143	133,615
Joseph T Ryerson & Son, Inc. 11.00%, 05/15/22(b)		22	24,640
Kaiser Aluminum Corp. 5.88%, 05/15/24		14	14,980
Kinross Gold Corp.:
4.50%, 07/15/27(b)		13	13,114
6.88%, 09/01/41		10	11,100
Signode Industrial Group Lux SA 6.38%, 05/01/22(b)		50	51,875
Steel Dynamics, Inc.:
5.13%, 10/01/21		35	36,006
5.25%, 04/15/23		52	54,080
5.50%, 10/01/24		38	40,660
4.13%, 09/15/25(b)		22	22,179
SunCoke Energy Partners LP 7.50%, 06/15/25(b)		25	25,813
Teck Resources Ltd.:
4.50%, 01/15/21		8	8,390
3.75%, 02/01/23		81	82,029
8.50%, 06/01/24(b)		84	96,390
6.13%, 10/01/35		13	14,560
6.00%, 08/15/40		57	61,845
5.20%, 03/01/42		73	72,635
5.40%, 02/01/43		22	22,006
United States Steel Corp. 8.38%, 07/01/21(b)		41	45,305
			1,858,547

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Trust, Inc. 5.00%, 12/15/21	USD	27	$28,181

Multiline Retail — 0.5%
Dollar Tree, Inc. 5.75%, 03/01/23		84	88,620
Family Dollar Stores, Inc. 5.00%, 02/01/21		36	38,610
JC Penney Corp., Inc.:
8.13%, 10/01/19		5	5,337
6.38%, 10/15/36		8	5,660
7.40%, 04/01/37		2	1,500
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/21(b)		29	15,080
			154,807

Oil, Gas & Consumable Fuels — 10.7%
Alta Mesa Holdings LP 7.88%, 12/15/24(b)		14	15,120
Andeavor Logistics LP:
5.50%, 10/15/19		4	4,210
6.13%, 10/15/21		6	6,188
6.25%, 10/15/22		60	63,825
Antero Midstream Partners LP 5.38%, 09/15/24		5	5,175
Antero Resources Corp.:
5.13%, 12/01/22		12	12,270
5.63%, 06/01/23		5	5,212
Ascent Resources Utica Holdings LLC 10.00%, 04/01/22(b)		33	35,392
California Resources Corp. 8.00%, 12/15/22(b)		15	9,750
Callon Petroleum Co.:
6.13%, 10/01/24(b)		44	45,540
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		24	24,360
8.25%, 07/15/25		14	15,207
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		100	114,000
5.88%, 03/31/25		39	41,974
5.13%, 06/30/27(b)		59	60,770
Cheniere Energy Partners LP 5.25%, 10/01/25(b)		43	43,967
Chesapeake Energy Corp.:
6.88%, 11/15/20		26	26,780
8.00%, 12/15/22(b)		4	4,310
8.00%, 01/15/25(b)		28	28,280
8.00%, 06/15/27(b)		116	114,840
CONSOL Energy, Inc. 5.88%, 04/15/22		324	327,240
Continental Resources, Inc.:
3.80%, 06/01/24		29	27,985
4.90%, 06/01/44		26	23,595
Covey Park Energy LLC 7.50%, 05/15/25(b)		35	36,269
Crestwood Midstream Partners LP 6.25%, 04/01/23		5	5,156
CrownRock LP(b):
7.13%, 04/15/21		46	47,380
7.75%, 02/15/23		25	26,687
DCP Midstream Operating LP(b):
4.75%, 09/30/21		35	35,875
6.45%, 11/03/36		17	17,850
6.75%, 09/15/37		29	30,957
Denbury Resources, Inc.:
5.50%, 05/01/22		22	12,567
4.63%, 07/15/23		3	1,590
Diamondback Energy, Inc. 5.38%, 05/31/25		25	26,063
Eclipse Resources Corp. 8.88%, 07/15/23		5	5,088
Energy Transfer Equity LP:
7.50%, 10/15/20		23	25,904
5.88%, 01/15/24		24	25,770
5.50%, 06/01/27		67	70,517

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
EP Energy LLC:
9.38%, 05/01/20	USD	48	$39,960
8.00%, 11/29/24(b)		28	28,280
Extraction Oil & Gas, Inc.(b):
7.88%, 07/15/21		58	61,190
7.38%, 05/15/24		21	21,840
Genesis Energy LP:
5.75%, 02/15/21		14	14,052
6.50%, 10/01/25		17	16,809
Great Western Petroleum LLC 9.00%, 09/30/21(b)		56	56,350
Gulfport Energy Corp.:
6.63%, 05/01/23		22	22,275
6.00%, 10/15/24		18	18,135
Halcon Resources Corp. 6.75%, 02/15/25(b)		125	129,375
Matador Resources Co. 6.88%, 04/15/23		85	89,994
MEG Energy Corp.(b):
6.38%, 01/30/23		53	46,242
7.00%, 03/31/24		32	27,440
6.50%, 01/15/25		91	88,839
Murphy Oil Corp.:
4.70%, 12/01/22		14	14,000
6.12%, 12/01/42		8	7,680
Newfield Exploration Co. 5.63%, 07/01/24		14	15,015
NGL Energy Partners LP:
5.13%, 07/15/19		10	10,000
6.88%, 10/15/21		27	27,000
7.50%, 11/01/23		27	26,865
NGPL PipeCo LLC(b):
4.38%, 08/15/22		21	21,787
4.88%, 08/15/27		10	10,479
7.77%, 12/15/37		52	64,740
Oasis Petroleum, Inc.:
6.50%, 11/01/21		16	16,320
6.88%, 03/15/22		27	27,473
6.88%, 01/15/23		6	6,090
ONEOK, Inc. 6.00%, 06/15/35		5	5,559
Parsley Energy LLC(b):
6.25%, 06/01/24		9	9,472
5.38%, 01/15/25		42	42,893
5.25%, 08/15/25		9	9,146
PBF Holding Co. LLC 7.25%, 06/15/25(b)		24	24,540
Peabody Energy Corp.(b):
6.00%, 03/31/22		2	2,065
6.38%, 03/31/25		13	13,358
QEP Resources, Inc. 5.38%, 10/01/22		12	11,790
Range Resources Corp.:
5.88%, 07/01/22(b)		17	17,553
5.00%, 03/15/23(b)		15	14,887
4.88%, 05/15/25		6	5,910
Resolute Energy Corp. 8.50%, 05/01/20		44	44,770
Rockies Express Pipeline LLC(b):
6.85%, 07/15/18		5	5,162
6.00%, 01/15/19		17	17,595
5.63%, 04/15/20		15	15,769
6.88%, 04/15/40		72	79,920
RSP Permian, Inc.:
6.63%, 10/01/22		40	41,950
5.25%, 01/15/25(b)		18	18,270
Sanchez Energy Corp.:
7.75%, 06/15/21		53	50,218
6.13%, 01/15/23		110	94,050
Seven Generations Energy Ltd.(b):
8.25%, 05/15/20		16	16,720
6.88%, 06/30/23		75	79,500
5.38%, 09/30/25		38	38,285

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
SM Energy Co.:
6.50%, 11/15/21	USD	20	$20,200
6.13%, 11/15/22		9	9,023
6.50%, 01/01/23		10	10,075
5.00%, 01/15/24		39	36,757
5.63%, 06/01/25		7	6,650
6.75%, 09/15/26		12	12,000
Southern Star Central Corp. 5.13%, 07/15/22(b)		3	3,094
Southwestern Energy Co.:
6.70%, 01/23/25		7	7,105
7.50%, 04/01/26		45	46,800
7.75%, 10/01/27		13	13,487
Tallgrass Energy Partners LP(b):
5.50%, 09/15/24		34	34,935
5.50%, 01/15/28		46	46,748
Targa Resources Partners LP:
5.25%, 05/01/23		2	2,040
5.13%, 02/01/25		24	24,720
5.38%, 02/01/27		9	9,371
TerraForm Power Operating LLC 6.38%, 02/01/23(b)(h)		23	23,920
Whiting Petroleum Corp. 5.00%, 03/15/19		85	85,026
WildHorse Resource Development Corp. 6.88%, 02/01/25(b)		16	15,980
Williams Cos., Inc. (The):
4.55%, 06/24/24		4	4,140
5.75%, 06/24/44		108	114,210
WPX Energy, Inc.:
7.50%, 08/01/20		7	7,613
6.00%, 01/15/22		23	23,776
8.25%, 08/01/23		3	3,364
5.25%, 09/15/24		6	6,015
			3,558,324

Paper & Forest Products — 0.1%
Mercer International, Inc. 6.50%, 02/01/24		9	9,360
Norbord, Inc. 6.25%, 04/15/23(b)		20	21,900
PH Glatfelter Co. 5.38%, 10/15/20		8	8,124
			39,384

Personal Products — 0.1%
Prestige Brands, Inc. 6.38%, 03/01/24(b)		27	29,025
Pharmaceuticals — 1.7%(b)
Endo Finance LLC:
7.25%, 01/15/22		5	4,675
5.38%, 01/15/23		78	63,570
inVentiv Group Holdings, Inc. 7.50%, 10/01/24		38	42,180
Valeant Pharmaceuticals International, Inc.:
7.00%, 10/01/20		55	55,344
6.38%, 10/15/20		28	28,070
7.50%, 07/15/21		68	67,830
6.75%, 08/15/21		43	42,194
5.63%, 12/01/21		20	18,700
6.50%, 03/15/22		36	38,070
5.50%, 03/01/23		6	5,265
5.88%, 05/15/23		68	60,095
7.00%, 03/15/24		56	59,785
6.13%, 04/15/25		94	82,367
			568,145

Security	Par (000)		Value
Professional Services — 0.7%(b)
Booz Allen Hamilton, Inc. 5.13%, 05/01/25	USD	49	$49,490
Ceridian HCM Holding, Inc. 11.00%, 03/15/21		39	41,389
IHS Markit Ltd. 4.75%, 02/15/25		25	26,750
Jaguar Holding Co. II 6.38%, 08/01/23		98	102,532
			220,161

Real Estate Management & Development — 0.5%(b)
Howard Hughes Corp. (The) 5.38%, 03/15/25		14	14,280
Realogy Group LLC:
4.50%, 04/15/19		5	5,131
5.25%, 12/01/21		42	43,680
4.88%, 06/01/23		65	66,788
Rialto Holdings LLC 7.00%, 12/01/18		30	30,225
			160,104

Road & Rail — 0.7%(b)
Avis Budget Car Rental LLC 5.13%, 06/01/22		64	64,880
Herc Rentals, Inc.:
7.50%, 06/01/22		8	8,650
7.75%, 06/01/24		24	26,040
Hertz Corp. (The) 7.63%, 06/01/22		40	41,250
Park Aerospace Holdings Ltd.:
3.63%, 03/15/21		32	32,080
5.25%, 08/15/22		15	15,600
4.50%, 03/15/23		16	15,978
Watco Cos. LLC 6.38%, 04/01/23		34	35,275
			239,753

Semiconductors & Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc. 7.50%, 08/15/22	.	10	11,300
Micron Technology, Inc.:
5.25%, 08/01/23(b)		51	53,193
7.50%, 09/15/23		10	11,113
5.25%, 01/15/24(b)		4	4,210
5.50%, 02/01/25		2	2,133
3.00%, 11/15/43(i)		20	27,637
Microsemi Corp. 9.13%, 04/15/23(b)		3	3,431
NXP BV 4.13%, 06/01/21(b)		200	209,250
Versum Materials, Inc. 5.50%, 09/30/24(b)		13	13,780
			336,047

Software — 3.8%
Ascend Learning LLC 6.88%, 08/01/25(b)		28	29,540
BMC Software Finance, Inc. 8.13%, 07/15/21(b)	.	115	117,731
CDK Global, Inc. 4.88%, 06/01/27(b)		45	46,237
Genesys Telecommunications Laboratories, Inc. 10.00%, 11/30/24(b)		20	22,600
Infor Software Parent LLC 7.12%, 05/01/21(b)(g)	.	42	42,748
Infor US, Inc. 6.50%, 05/15/22		230	238,480
Informatica LLC 7.13%, 07/15/23(b)		56	56,280
Nuance Communications, Inc.:
5.38%, 08/15/20(b)		1	1,017
6.00%, 07/01/24		27	29,236
5.63%, 12/15/26(b)		10	10,600
PTC, Inc. 6.00%, 05/15/24		22	23,705
RP Crown Parent LLC 7.38%, 10/15/24(b)		35	35,831
Solera LLC 10.50%, 03/01/24(b)		153	174,183
Sophia LP 9.00%, 09/30/23(b)		31	32,124
SS&C Technologies Holdings, Inc. 5.88%, 07/15/23		82	86,545
Symantec Corp. 5.00%, 04/15/25(b)		22	23,004
TIBCO Software, Inc. 11.38%, 12/01/21(b)		84	91,980
Veritas US, Inc. 7.50%, 02/01/23(b)		200	213,000
			1,274,841

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Specialty Retail — 0.5%
Asbury Automotive Group, Inc. 6.00%, 12/15/24	USD	36	$37,620
Group 1 Automotive, Inc.:
5.00%, 06/01/22		10	10,362
5.25%, 12/15/23(b)		4	4,050
L Brands, Inc. 6.88%, 11/01/35		40	38,800
Penske Automotive Group, Inc.:
5.75%, 10/01/22		21	21,685
5.50%, 05/15/26		8	8,270
PetSmart, Inc. 5.88%, 06/01/25(b)		11	9,598
Staples, Inc. 8.50%, 09/15/25(b)		25	24,312
			154,697

Technology Hardware, Storage & Peripherals — 0.5%
Dell International LLC 7.13%, 06/15/24(b)		78	86,176
Western Digital Corp.:
7.38%, 04/01/23(b)		56	61,348
10.50%, 04/01/24		25	29,375
			176,899

Thrifts & Mortgage Finance — 0.3%
Ladder Capital Finance Holdings LLLP(b):
5.25%, 03/15/22		2	2,040
5.25%, 10/01/25		22	21,794
MGIC Investment Corp. 5.75%, 08/15/23		19	20,900
Radian Group, Inc.:
5.25%, 06/15/20		17	17,765
4.50%, 10/01/24		22	22,440
			84,939

Trading Companies & Distributors — 0.8%
Aircastle Ltd.:
6.25%, 12/01/19		5	5,394
7.63%, 04/15/20		4	4,455
5.13%, 03/15/21		11	11,715
5.50%, 02/15/22		34	37,145
HD Supply, Inc. 5.75%, 04/15/24(b)		100	107,000
United Rentals North America, Inc.:
5.75%, 11/15/24		12	12,735
4.63%, 10/15/25		44	44,550
5.88%, 09/15/26		29	31,501
4.88%, 01/15/28		18	18,090
			272,585

Water Utilities — 0.1%
CD&R Waterworks Merger Sub LLC 6.13%, 08/15/25(b)		19	19,499
Wireless Telecommunication Services — 2.6%
Hughes Satellite Systems Corp.:
7.63%, 06/15/21		10	11,355
5.25%, 08/01/26		75	78,000
6.63%, 08/01/26		3	3,210
Sprint Communications, Inc.(b):
9.00%, 11/15/18		58	62,302
7.00%, 03/01/20		59	64,531
Sprint Corp.:
7.25%, 09/15/21		48	53,340
7.88%, 09/15/23		80	92,800
7.13%, 06/15/24		265	298,125
T-Mobile USA, Inc.:
6.13%, 01/15/22		10	10,400
4.00%, 04/15/22		24	24,852
6.00%, 03/01/23		33	34,774
6.84%, 04/28/23		10	10,563
6.50%, 01/15/24		55	58,603
5.13%, 04/15/25		24	25,080

Security		Par (000)	Value
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc.: (continued)
5.38%, 04/15/27	USD	14	$15,089
Trilogy International Partners LLC 8.88%, 05/01/22(b)		12	12,510
Xplornet Communications, Inc. 9.63%, 06/01/22(b)(g)		11	11,715
			867,249

Total Corporate Bonds — 87.6% (Cost: $28,256,752)			29,108,615

Floating Rate Loan Interests — 7.7%(f)
Aerospace & Defense — 0.1%(f)
Sequa Corp., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.50%), 6.81%, 11/28/21		20	20,119
Sequa Mezzanine Holdings LLC, 2nd Lien Term Loan, (LIBOR USD 3 Month + 9.00%), 10.31%, 04/28/22		8	8,190

			28,309
Air Freight & Logistics — 0.3%(f)
Ceva Group plc, (ICE LIBOR USD 3 Month - 0.10%), 6.50%, 03/19/21(j)		16	15,061
Ceva Intercompany BV, Term Loan, (LIBOR USD 3 Month + 5.50%), 6.81%, 03/19/21		16	15,892
Ceva Logistics Canada ULC, Canadian Term Loan, (LIBOR USD 3 Month + 5.50%), 6.81%, 03/19/21		3	2,494
Ceva Logistics US Holdings, Inc., US Term Loan, (LIBOR USD 3 Month + 5.50%), 6.81%, 03/19/21		23	22,550

			55,997
Airlines — 0.0%(f)
Northwest Airlines, Inc.:
(ICE LIBOR USD 6 Month + 1.23%),
2.68%, 09/10/18(j)		9	9,016

			9,016
Chemicals — 0.5%
Ascend Performance Materials Operations LLC, Term Loan B, (LIBOR USD 3 Month + 5.25%), 6.58%, 08/12/22(j)(f)		164	165,353
Diversey, Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.32%, 09/06/24(f)		13	12,954
Tronox Blocked Borrower LLC, 1st Lien Term,
0.00%, 09/13/24(a)		4	3,641
Tronox Finance LLC, Term Loan B-1, 3.00%, 09/13/24(a)		8	8,402

			190,350
Commercial Services & Supplies — 0.0%(f)
Garda World Security Corp., Term Loan, (LIBOR USD 3 Month + 3.00%), 7.25%, 05/24/24		13	12,619

Construction & Engineering — 0.4%(f)
Brand Energy & Infrastructure Services, Inc., (ICE LIBOR USD 3 Month + 4.25%), 5.56%, 06/21/24		138	138,655

Diversified Consumer Services — 0.1%(f)
Laureate Education, Inc., Term Loan B, (LIBOR USD 1 Month + 4.50%), 5.74%, 04/26/24		15	14,978

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Diversified Financial Services — 0.8%(f)
Intelsat Jackson Holdings SA, Term Loan, (LIBOR USD 3 Month + 2.75%), 4.07%, 06/30/19	USD	172	$171,334
Veritas US, Inc., (ICE LIBOR USD 3 Month + 4.50%), 5.83%, 01/27/23		109	110,408

			281,742
Diversified Telecommunication Services — 1.3%
Centurylink, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 2.75%, 01/31/25(f)		85	82,322
Digicel International Finance Ltd., (ICE LIBOR USD 3 Month + 3.75%), 5.07%, 05/27/24(f)		49	49,122
Ligado Networks LLC, (ICE LIBOR USD 3 Month + 12.50%), 13.82%, 12/07/20(f)		62	37,515
Ligado Networks LLC, 1st Lien Term Loan, 0.00%, 06/15/20(a)		259	241,991

			410,950
Electrical Equipment — 0.1%(f)
Vertiv Group Corp., Term Loan B, (LIBOR USD 1 Month + 4.00%), 5.24%, 11/30/23		34	33,975

Energy Equipment & Services — 0.1%(f)
Weatherford International Ltd., Term Loan, (LIBOR USD 1 Month + 2.30%), 3.54%, 07/13/20		45	44,113

Food Products — 0.0%(f)
Chobani, Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 5.49%, 10/10/23		8	8,026

Health Care Equipment & Supplies — 0.4%(f)
DJO Finance LLC, (ICE LIBOR USD 1 Month + 3.25%), 4.49%, 06/08/20		57	57,050
Immucor, Inc., (ICE LIBOR USD 1 Month + 5.00%), 6.24%, 06/15/21		71	72,226

			129,276
Health Care Providers & Services — 0.0%(f)
Surgery Center Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 3.25%, 09/02/24		15	14,869
Team Health Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 3.99%, 02/06/24		5	4,879

			19,748
Hotels, Restaurants & Leisure — 1.0%(f)
Caesars Entertainment Operating Co., Inc., Term Loan B-7, (LIBOR USD 3 Month + 8.25%), 12.50%, 01/28/18		60	76,720
Caesars Entertainment Resort Properties LLC, Term Loan B, (LIBOR USD 1 Month + 3.50%), 4.74%, 10/11/20		277	276,960
Four Seasons Holding, Inc., (ICE LIBOR USD 1 Month + 2.50%), 3.74%, 11/30/23		5	4,995

			358,675
Insurance — 0.2%(f)
Alliant Holdings Intermediate LLC, Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.56%, 08/12/22		17	16,846
Asurion, 2nd Lien Term Loan B-2, (LIBOR USD 1 Month + 6.00%), 7.24%, 08/04/25		26	26,569
USI, Inc., 1st Lien Term Loan, (LIBOR USD 6 Month + 3.00%), 4.31%, 05/16/24		10	9,962

			53,377

Security		Par (000)	Value
IT Services — 0.1%(f)
Peak 10, Inc., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 8.56%, 08/01/25	USD	7	$7,023
Peak 10, Inc., Term Loan B, (LIBOR USD 3 Month + 3.50%), 4.81%, 08/01/24		17	17,000

			24,023
Leisure Products — 0.0%(f)
Hayward, 1st Lien Term loan B, (LIBOR USD 1 Month + 3.50%), 4.74%, 08/05/24		7	7,041

Life Sciences Tools & Services — 0.1%
Albany Molecular Research, Inc., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 4.58%, 08/30/24(f)		17	17,011
Albany Molecular Research, Inc., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.00%), 8.33%, 08/30/25(f)		3	3,034
Parexel International, Term Loan B, 0.00%, 09/27/24(a)		14	14,096

			34,141
Machinery — 0.3%(f)
Accudyne Industries LLC, (ICE LIBOR USD 3 Month + 3.75%), 5.01%, 08/18/24		56	56,109
Gates Global LLC, Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.58%, 04/01/24		23	23,534

			79,643
Media — 0.1%(f)
Cablevision CSC Holdings, (ICE LIBOR USD 1 Month + 2.25%), 3.48%, 07/17/25		6	6,302
iHeartCommunications, Inc., Term Loan, (LIBOR USD 3 Month + 6.75%), 8.08%, 01/30/19		57	43,776

			50,078
Oil, Gas & Consumable Fuels — 0.6%
California Resources Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 10.38%), 11.61%, 12/31/21(f)		4	4,720
California Resources Corp., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.24%, 11/25/19(f)		49	47,477
Chesapeake Energy Corp., Term Loan, (LIBOR USD 3 Month + 7.50%), 8.81%, 08/23/21(f)		99	106,223
CITGO Holding, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 8.50%), 9.80%, 05/12/18(f)		23	23,309
Rover BCP Renaissance, Term Loan B, 0.00%, 09/19/24(a)		28	28,289

			210,018
Pharmaceuticals — 0.1%(f)
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.33%, 01/31/24		15	15,000

Professional Services — 0.0%(f)
Greenrock Element Materials, (LIBOR USD 3 Month + 3.50%), 4.75%, 06/28/24		6	6,050

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Software — 0.7%
Almonde, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.50%), 4.82%, 06/13/24(f)	USD	40	$40,164
Almonde, Inc., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 8.57%, 06/13/25(f)		9	9,145
Applied Systems, 1st Lien Term Loan B, (LIBOR USD 6 Month + 3.25%), 4.57%, 09/19/24(f)		14	14,136
Applied Systems, 2nd Lien Term Loan, (LIBOR USD 6 Month + 7.00%), 8.32%, 09/12/25(f)		3	3,090
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.49%, 07/12/24(f)		7	7,028
BMC Software, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 4.00%), 5.24%, 09/10/22(f)		43	43,525
CCC Information Services, Inc.: (ICE LIBOR USD 1 Month + 3.00%), 4.24%, 04/29/24(f)		15	14,703
(ICE LIBOR USD 1 Month + 6.75%), 7.99%, 04/28/25(f)		4	4,110
Information Resources, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.25%), 5.49%, 01/18/24(f)		9	9,052
Kronos, Inc., 2nd Lien Term Loan B, (LIBOR USD 3 Month + 8.25%), 9.56%, 11/01/24(f)		63	64,431
McAfee Holdings LLC, 1st Lien Term Loan, 0.00%, 09/30/24(a)		30	30,135
Qlik Technologies, Inc., (ICE LIBOR USD 3 Month + 3.50%), 4.81%, 04/26/24(f)		20	19,500

			259,019
Specialty Retail — 0.2%(f)
Neiman Marcus Group, Inc., Other Term Loan, (LIBOR USD 1 Month + 3.25%), 4.48%, 10/25/20		29	21,391
Staples, Inc., (ICE LIBOR USD 6 Month + 4.00%), 5.31%, 09/12/24		27	26,870

			48,261
Technology Services — 0.1%(f)
Tempo Acquisition LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.24%, 05/01/24		27	27,006

Trading Companies & Distributors — 0.1%(f)
Core and Main LP, (ICE LIBOR USD 6 Month + 3.00%), 4.46%, 08/01/24		15	15,019

Total Floating Rate Loan Interests — 7.7% (Cost: $2,553,832)			2,565,105

Foreign Agency Obligations — 0.1%

Canada — 0.1%(b)
NOVA Chemicals Corp.:
4.88%, 06/01/24		31	31,387
5.25%, 06/01/27		11	11,110

			42,497

Total Foreign Agency Obligations — 0.1% (Cost: $42,000)			42,497

Security		Par (000)/Shares	Value
Investment Companies — 0.3%
iShares iBoxx $ High Yield Corporate Bond ETF(l)		948	$84,144

Total Investment Companies — 0.3% (Cost: $83,265)			84,144

Preferred Securities — 0.9%

Capital Trusts — 0.2%
Morgan Stanley, Series K, 5.85%, 04/15/27(e)	USD	3	70,455

Trust Preferreds — 0.7%
GMAC Capital Trust I, Series 2, 7.10%, 02/15/40(f)		8,676	229,047
Total Preferred Securities — 0.9% (Cost: $292,316)			299,502

Total Long-Term Investments — 98.5% (Cost: $31,891,741)			32,710,069

Short-Term Securities — 1.6%

Money Market Funds — 1.6%(m)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91%(l)		514,796	514,796
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 0.84%		17,678	17,678

Total Money Market Funds — 1.6% (Cost: $532,474)			532,474

Total Short-Term Securities — 1.6% (Cost: $532,474)			532,474

Total Options Purchased — 0.0% (Cost: $5,931)			351

Total Investments Before Investments Sold Short — 100.1% (Cost: $32,430,146)			33,242,894

Investments Sold Short — (0.1)%

Auto Components — 0.0%
Allison Transmission, Inc. 4.75%, 10/01/27(b)	USD	6	(6,045)
Equity Real Estate Investment Trusts (REITs) — 0.0%
MPT Operating Partnership LP 5.00%, 10/15/27		9	(9,225)
Machinery — (0.1)%
TriMas Corp. 4.88%, 10/15/25(b)		10	(10,081)
Total Investments Sold Short — (0.1)% (Proceeds: $25,156)			(25,351)

Other Assets Less Liabilities — 0.0%			9,709

Net Assets — 100.0%			$33,227,252

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Non-income producing security.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Perpetual security with no stated maturity date.
(f)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(i)	Convertible security.
(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the fund were as follows:

Affiliates	Shares Held at 12/31/16	Shares Purchased	Shares Sold		Shares Held at 09/30/17	Value at 09/30/17	Income	Net Realized Gain (Loss)(2)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional
Class	637,350	—	(122,554	)(1)	514,796	$514,796	$2,475	$—	$—
iShares iBoxx $ High Yield Corporate Bond ETF	2,461	948	(2,461)		948	84,144	—	2,494	879

Total						$598,940	$2,475	$2,494	$879

(1)	Represents net shares sold.
(2)	Includes net capital gain distributions, if applicable.
(m)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
SPDR S&P 500 ETF Trust	13	10/20/2017	USD	241.00	USD	313	$351

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
SPDR S&P 500 ETF Trust	13	10/20/2017	USD	231.00	USD	300	$(150)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	384,000	USD	457,184	Barclays Bank plc	10/04/17	$(3,310)
USD	345,768	CAD	436,000	Westpac Banking Corp.	10/04/17	(3,663)

	Net Unrealized Depreciation					$(6,973)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund (%)	Payment Frequency	Termination Date	Credit Rating(1)		Notional Amount (000)(2)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Chesapeake Energy Corp.	5.00	Quarterly	12/20/2021	CCC	USD	20	$(570)	$(697)	$127
CDX.NA.HY.28-V1	5.00	Quarterly	06/20/2022	B+		201	15,739	12,903	2,836

							$15,169	$12,206	$2,963

(1)	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
(2)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

12	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar

Portfolio Abbreviations

ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments:
Asset-Backed Securities	$—	$161,289	$—	$161,289
Common Stocks(1)	448,917	—	—	448,917
Corporate Bonds(1)	—	28,960,115	148,500	29,108,615
Floating Rate Loan Interests(1)	—	2,375,675	189,430	2,565,105
Foreign Agency Obligations	—	42,497	—	42,497
Investment Companies	84,144	—	—	84,144
Preferred Securities(1)	299,502	—	—	299,502
Short-Term Securities:
Money Market Funds	532,474	—	—	532,474
Options Purchased:
Equity contracts	351	—	—	351
Liabilities:
Investment Short Sold	—	(25,351)	—	(25,351)

	$1,365,388	$31,514,225	$337,930	$33,217,543

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(2)
Assets:
Credit contracts	$—	$2,963	$—	$2,963
Liabilities:
Equity contracts	(150)	—	—	(150)
Foreign currency exchange contracts	—	(6,973)	—	(6,973)

Total	$(150)	$(4,010)	$—	$(4,160)

(1)	See above Schedule of Investments for values in each industry.
(2)	Derivative financial instruments are forward foreign currency exchange contracts, futures contracts, swaps and options written. Forward foreign currency exchange contracts, futures contracts, and swaps are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended September 30, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Total
Opening Balance, as of December 31, 2016	$195	$190,308	$125,524	$100,393	$416,420
Transfers into Level 3	—	—	179,169	—	179,169
Transfers out of Level 3	—	—	(14,888)	—	(14,888)
Accrued discounts/premiums	—	(2)	139	—	137
Net realized gain (loss)	258	50	3,352	69,424	73,084
Net change in unrealized appreciation (depreciation)(1)	—	16	(11,854)	(72,681)	(84,519)
Purchases	—	—	14,885	—	14,885
Sales	(453)	(41,872)	(106,897)	(97,136)	(246,358)

Closing Balance, as of September 30, 2017	$—	$148,500	$189,430	$—	$337,930

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2017(1)	$—	$—	$1,942	$—	$$1,942

(1)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued using third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

14	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities — 11.8%
ACE Securities Corp. Home Equity Loan Trust:(a)
Series 2003-OP1, Class A2, 1.96%, 12/25/33	USD	23	$21,826
Series 2007-HE4, Class A2A, 1.37%, 05/25/37		20	6,712
ACE Securities Manufactured Housing Loan Trust, Series 2003-MH1, 08/15/30(b)..		21	15,946
Ajax Mortgage Loan Trust, Series 2016-C, Class A, 4.00%, 10/25/57(c)(d)		89	88,335
American Airlines Pass-Through Trust, 3.38%, 05/01/27		52	52,821
B2R Mortgage Trust:(c)
Series 2015-1, Class A1, 2.52%, 05/15/48		82	81,695
Series 2015-2, Class A, 3.34%, 11/15/48		92	93,339
BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.93%, 12/10/25(a)		20	15,119
BCMSC Trust:(a)
Series 2000-A, Class A2, 7.58%, 06/15/30		19	8,340
Series 2000-A, Class A3, 7.83%, 06/15/30		18	7,990
Series 2000-A, Class A4, 8.29%, 06/15/30		31	14,693
Bear Stearns Asset-Backed Securities I Trust:(a)
Series 2007-HE2, Class 23A, 1.38%, 03/25/37		31	29,952
Series 2007-HE3, Class 1A4, 1.59%, 04/25/37		90	70,449
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, 2.44%, 01/25/36(a)		22	20,831
Carrington Mortgage Loan Trust:(a)
Series 2006-FRE2, Class A2, 1.36%, 10/25/36		82	54,735
Series 2006-NC4, Class A3, 1.39%, 10/25/36		100	85,937
CIFC Funding Ltd.:(a)(c)
Series 2013-2A, Class A1LR, 2.65%, 10/18/30		200	200,000
Series 2014-2A, Class A1LR, 2.52%, 05/24/26		250	251,380
Citigroup Mortgage Loan Trust:(a)
Series 2006-NC1, Class A2D, 1.49%, 08/25/36		30	24,222
Series 2007-AHL2, Class A3B, 1.44%, 05/25/37		42	30,996
Series 2007-AHL2, Class A3C, 1.51%, 05/25/37		19	14,333
Conseco Finance Corp.:
Series 1998-8, Class A1, 6.28%, 09/01/30		10	10,663
Series 1998-8, Class M1, 6.98%, 09/01/30(a)		24	19,797
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, 1.86%, 09/25/33(a)		27	25,804
Series 2006-8, Class 2A3, 1.40%, 01/25/46(a)		20	18,927
Series 2006-S10, Class A3, 1.56%, 10/25/36(a)		26	24,556
Series 2006-S3, Class A4, 6.40%, 01/25/29(d)		22	21,755
Series 2006-SPS1, Class A, 1.46%, 12/25/25(a)		2	1,834
CSMC Trust, 4.50%, 03/25/21(a)		119	120,755
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-5, Class A, 2.14%, 10/25/34(a)		32	31,912
CWHEQ Home Equity Loan Trust:
Series 2006-S5, Class A4, 5.84%, 06/25/35		12	12,569
Series 2006-S5, Class A5, 6.16%, 06/25/35		18	17,770
Series 2007-S1, Class A3, 5.81%, 11/25/36(a)		13	12,891
CWHEQ Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, 1.53%, 12/15/33(a)(b)(c)		28	25,453
CWHEQ Revolving Home Equity Loan Trust:(a)
Series 2005-B, Class 2A, 1.41%, 05/15/35		9	8,641
Series 2006-H, Class 1A, 1.38%, 11/15/36		14	10,653
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44(c)		108	110,543
First Franklin Mortgage Loan Trust:(a)
Series 2006-FF17, Class A5, 1.39%, 12/25/36		50	41,506
Series 2006-FF5, Class 2A3, 1.40%, 04/25/36		9	8,326

Security		Par (000)	Value
Asset-Backed Securities (continued)
GE-WMC Mortgage Securities Trust, Series 2006- 1, Class A2B, 1.39%, 08/25/36(a)	USD	110	$70,293
GSAMP Trust:(a)
Series 2006-FM2, Class A2B, 1.36%, 09/25/36		23	11,072
Series 2007-H1, Class A1B, 1.44%, 01/25/47		16	10,702
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(d)		14	5,541
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, 1.95%, 04/15/36(a)		18	16,552
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A3A, 5.83%, 07/25/36(d)		57	31,970
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class M1, 6.63%, 04/15/40(a)		40	42,662
Long Beach Mortgage Loan Trust:(a)
Series 2006-1, Class 1A, 1.46%, 02/25/36		40	36,050
Series 2006-10, Class 2A4, 1.46%, 11/25/36		17	8,863
Series 2006-2, Class 2A3, 1.43%, 03/25/46		23	11,661
Series 2006-2, Class 2A4, 1.53%, 03/25/46		31	16,158
Series 2006-4, Class 2A4, 1.50%, 05/25/36		21	10,935
Series 2006-5, Class 2A3, 1.39%, 06/25/36		16	8,939
Series 2006-7, Class 2A3, 1.40%, 08/25/36		26	15,199
Series 2006-8, Class 2A3, 1.40%, 09/25/36		20	9,267
Series 2006-9, Class 2A3, 1.40%, 10/25/36		28	13,835
Madison Park Funding XIV Ltd., Series 2014-14A, Class A2R, 2.43%, 07/20/26(a)(c)		250	251,330
Morgan Stanley ABS Capital I, Inc. Trust:(a)
Series 2005-HE1, Class A2MZ, 1.84%, 12/25/34		35	33,863
Series 2007-NC1, Class A1, 1.37%, 11/25/36		74	46,840
Mountain Hawk I CLO Ltd., Series 2013-1A, Class B1, 3.49%, 01/20/24(a)(c)		250	251,931
Navient Private Education Loan Trust, Series 2014-CTA, Class B, 2.98%, 10/17/44(a)(c)		100	101,627
OCP CLO Ltd.:(a)(c)
Series 2015-8A, Class A1, 2.83%, 04/17/27		100	99,997
Series 2016-12A, Class A1, 2.87%, 10/18/28		180	181,788
OFSI Fund VI Ltd., Series 2014-6A, Class A2, 3.20%, 03/20/25(a)(c)		150	150,127
OHA Loan Funding Ltd., Series 2013-2A, Class A, 2.58%, 08/23/24(a)(c)		200	200,028
OneMain Financial Issuance Trust, Series 2014- 1A, Class A, 2.43%, 06/18/24(c)		—	37
Option One Mortgage Acceptance Corp. Asset- Backed Certificates, Series 2003-4, Class A2, 1.88%, 07/25/33(a)		44	42,929
Option One Mortgage Loan Trust, Series 2007- FXD2, Class 1A1, 5.82%, 03/25/37(d)		71	69,887
OZLM Funding II Ltd., Series 2012-2A, Class A1R, 2.75%, 10/30/27(a)(c)		250	250,696
OZLM Funding IV Ltd., Series 2013-4A, Class A1R, 2.56%, 10/22/30(a)(b)(c)		250	250,000
OZLM Funding V Ltd., Series 2013-5A, Class BR, 3.65%, 01/17/26(a)(c)		250	250,626
Palmer Square Loan Funding Ltd., Series 2017- 1A, Class A1, 2.06%, 10/15/25(a)(c)		250	250,025
Pretium Mortgage Credit Partners I LLC, Series 2017-NPL3, Class A1, 3.25%, 06/29/32(c)(d)		94	94,230
Progress Residential Trust, Series 2016-SFR1, Class E, 5.08%, 09/17/33(a)(c)		100	103,372
RASC Trust, Series 2003-KS5, Class AIIB, 1.82%, 07/25/33(a)		16	15,116
RCO Mortgage LLC, Series 2015-NQM1, Class A, 4.73%, 11/25/45(a)(c)		5	4,789

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Rockford Tower CLO Ltd., Series 2017-1A, Class B, 3.17%, 04/15/29(a)(c)	USD	250	$250,255
Scholar Funding Trust, Series 2013-A, Class A, 1.88%, 01/30/45(a)(c)		125	124,034
SLM Private Credit Student Loan Trust, Series 2004-B, Class A3, 1.65%, 03/15/24(a)		22	21,820
SLM Private Education Loan Trust, Series 2013- C, Class A2B, 2.63%, 10/15/31(a)(c)		74	75,225
Soundview Home Loan Trust, Series 2004- WMC1, Class M2, 2.03%, 01/25/35(a)		5	4,600
SpringCastle America Funding LLC, Series 2016- AA, Class A, 3.05%, 04/25/29(c)		73	73,831
Structured Asset Securities Corp. Mortgage Pass- Through Certificates, Series 2004-23XS, Class 2A1, 1.54%, 01/25/35(a)		34	33,625
TICP CLO III Ltd., Series 2014-3A, Class AR, 2.49%, 01/20/27(a)(c)		250	250,069
Tricon American Homes Trust, Series 2015-SFR1, Class A, 2.57%, 05/17/32(a)(c)		86	86,600
Turkish Airlines Pass-Through Trust, 4.20%, 03/15/27(c)		18	17,848
Union Pacific Railroad Co. Pass-Through Trust, Series 14-1, 3.23%, 05/14/26		18	18,373
United Airlines Pass-Through Trust, Series B, 4.75%, 04/11/22		6	5,945
US Residential Opportunity Fund III Trust:(c)(d)
Series 2016-1III, Class A, 3.47%, 07/27/36		76	75,619
Series 2016-2III, Class A, 3.47%, 08/27/36		71	70,297
Series 2016-3III, Class A, 3.60%, 10/27/36		72	71,643
US Residential Opportunity Fund IV Trust:(c)(d)
Series 2016-1IV, Class A, 3.47%, 07/27/36		74	74,214
Series 2016-2IV, Class NOTE, 3.47%, 08/27/36		54	54,110
Venture XIX CLO Ltd., Series 2014-19A, Class AR, 2.67%, 01/15/27(a)(c)		250	249,835
VOLT LIX LLC, Series 2017-NPL6, Class A1, 3.25%, 05/25/47(c)(d)		86	86,201
VOLT LXI LLC, Series 2017-NPL8, Class A1, 3.13%, 06/25/47(c)(d)		89	89,421
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, 1.37%, 07/25/37(a)(c)		28	26,522
Washington Mutural Asset-Backed Certificates WMABS Trust, Series 2006-HE5, Class 1A, 1.39%, 10/25/36(a)		15	12,486

Total Asset-Backed Securities — 11.8% (Cost: $6,377,721)			6,455,516

Corporate Bonds — 28.7%

Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc., 4.75%, 10/07/44(c)		3	3,268
Huntington Ingalls Industries, Inc.,
5.00%, 12/15/21(c)		5	5,152
Lockheed Martin Corp.:
3.55%, 01/15/26		14	14,450
3.60%, 03/01/35		19	18,728
4.50%, 05/15/36		5	5,466
4.07%, 12/15/42		10	10,165
4.70%, 05/15/46		6	6,711
Northrop Grumman Corp., 3.85%, 04/15/45		12	11,682
United Technologies Corp.:
1.78%, 05/04/18(d)		58	58,027
4.15%, 05/15/45		19	19,563
4.05%, 05/04/47		25	25,341

			178,553

Security		Par (000)	Value
Corporate Bonds (continued)
Air Freight & Logistics — 0.2%
FedEx Corp.:
4.90%, 01/15/34	USD	22	$24,705
3.90%, 02/01/35		26	26,354
4.10%, 02/01/45		20	19,755
4.75%, 11/15/45		13	14,158
4.55%, 04/01/46		13	13,846
4.40%, 01/15/47		24	24,949

			123,767
Airlines — 0.3%
American Airlines Group, Inc., 4.63%, 03/01/20(c)		34	34,977
Delta Air Lines, Inc., 2.88%, 03/13/20		125	126,406

			161,383
Auto Components — 0.1%
Delphi Automotive plc:
4.25%, 01/15/26		20	21,291
4.40%, 10/01/46		21	21,292

			42,583
Automobiles — 0.2%
Hyundai Capital America, 2.55%, 04/03/20(c)		110	109,808

Banks — 7.5%
Bank of America Corp.:
2.25%, 04/21/20		107	107,238
(3 Month LIBOR US + 0.66%), 2.37%, 07/21/21(e)		150	150,011
(3 Month LIBOR US + 0.63%),
2.33%, 10/01/21(e)		255	254,467
3.30%, 01/11/23		50	51,223
3.88%, 08/01/25		38	39,806
3.50%, 04/19/26		53	53,884
3.25%, 10/21/27		25	24,499
4.18%, 11/25/27		70	72,553
(3 Month LIBOR US + 1.37%), 3.59%, 07/21/28(e)		80	80,777
4.88%, 04/01/44		5	5,707
(3 Month LIBOR US + 1.99%), 4.44%, 01/20/48(e)		60	64,972
BB&T Corp., 2.45%, 01/15/20		40	40,425
Citigroup, Inc.:
1.80%, 02/05/18		58	58,000
2.50%, 07/29/19		78	78,653
2.90%, 12/08/21		321	324,955
3.50%, 05/15/23		25	25,468
3.88%, 03/26/25		25	25,580
(3 Month LIBOR US + 1.56%),
3.89%, 01/10/28(e)		20	20,532
(3 Month LIBOR US + 1.39%),
3.67%, 07/24/28(e)		80	80,783
4.13%, 07/25/28		90	92,605
4.75%, 05/18/46		70	76,201
HSBC Holdings plc, 2.65%, 01/05/22		200	200,735
Intesa Sanpaolo SpA, 5.02%, 06/26/24(c)		200	203,321
JPMorgan Chase & Co.:
2.20%, 10/22/19		35	35,209
2.75%, 06/23/20		7	7,132
2.97%, 01/15/23		168	170,609
3.90%, 07/15/25		64	67,384
(3 Month LIBOR US + 1.34%),
3.78%, 02/01/28(e)		110	113,198
(3 Month LIBOR US + 1.38%),
3.54%, 05/01/28(e)		30	30,273

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Banks (continued)
((3 Month LIBOR US + 1.36%),
3.88%, 07/24/38(e)	USD	195	$196,585
Mizuho Financial Group, Inc., 2.95%, 02/28/22		224	225,801
Royal Bank of Scotland Group plc, (3 Month LIBOR US + 1.47%), 2.79%, 05/15/23(e)		230	231,755
Santander Holdings USA, Inc., 3.70%, 03/28/22(c)		20	20,377
Sumitomo Mitsui Trust Bank Ltd., 2.05%, 03/06/19(c)		271	271,232
UBS Group Funding Switzerland AG, 2.65%, 02/01/22(c)		200	199,213
US Bancorp:
2.95%, 07/15/22		50	51,171
3.15%, 04/27/27		20	20,117
Wells Fargo & Co.:
2.60%, 07/22/20		34	34,477
2.55%, 12/07/20		27	27,311
2.63%, 07/22/22		130	130,217
(3 Month LIBOR US + 1.31%), 3.58%, 05/22/28(e)		110	111,336

			4,075,792
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 02/01/21		48	48,780
3.30%, 02/01/23		40	41,471
4.70%, 02/01/36		10	11,025

			101,276
Biotechnology — 0.9%
AbbVie, Inc.:
2.50%, 05/14/20		56	56,671
2.90%, 11/06/22		20	20,282
4.50%, 05/14/35		159	171,101
Amgen, Inc.:
2.13%, 05/01/20		40	40,055
4.40%, 05/01/45		19	20,115
Gilead Sciences, Inc.:
2.35%, 02/01/20		10	10,111
2.50%, 09/01/23		23	22,768
4.60%, 09/01/35		9	9,937
4.00%, 09/01/36		80	82,406
4.50%, 02/01/45		13	13,968
4.15%, 03/01/47		13	13,317

			460,731
Building Products — 0.1%
Johnson Controls International plc, 5.13%, 09/14/45		30	34,213

Capital Markets — 2.7%
Bank of New York Mellon Corp. (The), (3 Month LIBOR US + 3.13%), 4.62%, 09/20/26(e)(f)		35	35,707
Blackstone Holdings Finance Co. LLC, 4.00%, 10/02/47(c)		30	28,951
Credit Suisse AG, 3.00%, 10/29/21		250	256,675
Goldman Sachs Group, Inc. (The):
2.63%, 01/31/19		63	63,544
2.00%, 04/25/19		16	15,997
2.60%, 04/23/20		46	46,415
2.75%, 09/15/20		20	20,258
2.63%, 04/25/21		34	34,187
2.35%, 11/15/21		94	93,196

Security		Par (000)	Value
Capital Markets (continued)
Lehman Brothers Holdings, Inc., 0.00%, 07/19/17(b)(g)	USD	150	$—
Moody's Corp., 2.75%, 12/15/21		38	38,298
Morgan Stanley:
2.80%, 06/16/20		76	77,268
2.63%, 11/17/21		175	175,623
2.75%, 05/19/22		240	241,328
3.75%, 02/25/23		58	60,564
3.70%, 10/23/24		56	58,015
(3 Month LIBOR US + 1.34%), 3.59%, 07/22/28(e)		90	90,335
(3 Month LIBOR US + 1.46%), 3.97%, 07/22/38(e)		40	40,228
Northern Trust Corp., (3 Month LIBOR US + 1.13%), 3.38%, 05/08/32(e)		35	35,013
State Street Corp.:
2.65%, 05/19/26		17	16,584
(3 Month LIBOR US + 1.00%), 2.32%, 06/15/47(e)		20	18,246

			1,446,432
Chemicals — 0.2%
Agrium, Inc., 4.13%, 03/15/35(h)		14	14,223
Dow Chemical Co. (The):
4.38%, 11/15/42		9	9,153
4.63%, 10/01/44		11	11,661
Eastman Chemical Co., 4.80%, 09/01/42		10	10,622
EI du Pont de Nemours & Co., 2.20%, 05/01/20		20	20,129
Monsanto Co., 3.60%, 07/15/42		14	12,460
Sherwin-Williams Co. (The), 4.50%, 06/01/47		15	15,742

			93,990
Commercial Services & Supplies — 0.3%
Catholic Health Initiatives, 4.35%, 11/01/42		10	9,369
Pitney Bowes, Inc., 3.87%, 05/15/22		110	108,230
Waste Management, Inc., 3.90%, 03/01/35		56	57,935

			175,534
Communications Equipment — 0.0%
Juniper Networks, Inc., 3.30%, 06/15/20		21	21,529

Consumer Finance — 1.3%
AerCap Ireland Capital DAC, 3.50%, 05/26/22		150	153,596
American Express Credit Corp.:
2.25%, 08/15/19		28	28,233
3.30%, 05/03/27		15	15,147
Discover Financial Services, 4.10%, 02/09/27		13	13,209
General Motors Financial Co., Inc.:
3.10%, 01/15/19		13	13,183
3.70%, 11/24/20		23	23,811
3.20%, 07/06/21		76	77,336
3.15%, 06/30/22		205	206,635
4.00%, 01/15/25		29	29,576
(3 Month LIBOR US + 3.60%),
5.75%, 09/30/27(e)(f)		60	62,175
Synchrony Financial:
2.60%, 01/15/19		36	36,230
2.70%, 02/03/20		19	19,122
4.50%, 07/23/25		19	19,818

			698,071
Containers & Packaging — 0.2%
International Paper Co., 4.35%, 08/15/48		70	70,403
Reynolds Group Issuer, Inc., 5.75%, 10/15/20		35	35,614

			106,017

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Diversi ied Financial Services — 1.2%
CIFC FDG Ltd., (3 Month LIBOR US + 1.40%), 2.70%, 01/17/27(e)	USD	250	$251,254
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		200	217,479
Litigation Fee Residual Funding LLC, 4.00%, 10/30/27(b)		82	81,718
ORIX Corp., 2.90%, 07/18/22		25	25,095
Shell International Finance BV:
4.13%, 05/11/35		36	38,016
3.63%, 08/21/42		10	9,569
Woodside Finance Ltd., 3.65%, 03/05/25(c)(h)		4	4,029

			627,160
Diversified Telecommunication Services — 1.4%
AT&T, Inc.:
4.25%, 03/01/27		45	46,318
3.90%, 08/14/27		65	65,126
5.25%, 03/01/37		29	30,519
5.15%, 02/14/50		100	100,487
Verizon Communications, Inc.:
(3 Month LIBOR US + 0.55%),
1.86%, 05/22/20(e)		410	410,565
4.13%, 03/16/27		65	67,822
4.50%, 08/10/33		50	51,230

			772,067
Electric Utilities — 0.6%
Baltimore Gas & Electric Co., 3.50%, 08/15/46		13	12,451
Emera US Finance LP:
2.15%, 06/15/19		32	32,013
2.70%, 06/15/21		39	39,210
Exelon Corp.:
2.85%, 06/15/20		51	52,014
2.45%, 04/15/21		9	9,001
4.95%, 06/15/35		7	7,752
Genneia SA, 8.75%, 01/20/22(c)		9	9,835
NextEra Energy Operating Partners LP(c):
4.25%, 09/15/24		15	15,319
4.50%, 09/15/27		35	35,656
Pampa Energia SA, 7.38%, 07/21/23(c)		10	10,876
Southern California Edison Co., 1.25%, 11/01/17		19	18,994
Trans-Allegheny Interstate Line Co.,
3.85%, 06/01/25(c)		35	36,596
Virginia Electric & Power Co.:
3.50%, 03/15/27		49	50,814
4.45%, 02/15/44		7	7,679
4.20%, 05/15/45		5	5,295

			343,505
Electrical Equipment — 0.0%
Eaton Corp., 2.75%, 11/02/22		23	23,159

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 3.20%, 04/01/24		19	19,265
Tyco Electronics Group SA:
3.45%, 08/01/24		5	5,169
3.13%, 08/15/27		10	9,972

			34,406
Energy Equipment & Services — 0.1%
Halliburton Co., 3.80%, 11/15/25		30	30,804
Nabors Industries, Inc., 5.50%, 01/15/23		17	16,660
Schlumberger Holdings Corp., 3.00%, 12/21/20(c)		30	30,725

			78,189

Security		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.:
3.45%, 09/15/21	USD	22	$22,767
3.50%, 01/31/23		8	8,275
5.00%, 02/15/24		8	8,826
4.40%, 02/15/26		5	5,288
Crown Castle International Corp.:
3.40%, 02/15/21		11	11,325
2.25%, 09/01/21		39	38,462
3.20%, 09/01/24		65	64,692

			159,635
Food & Staples Retailing — 0.1%
Walgreens Boots Alliance, Inc.:
4.80%, 11/18/44		50	53,122
4.65%, 06/01/46		2	2,089

			55,211
Food Products — 0.1% (c)
Arcor SAIC, 6.00%, 07/06/23		5	5,350
Post Holdings, Inc., 6.00%, 12/15/22		33	34,568

			39,918
Gas Utilities — 0.0%
Dominion Energy Gas Holdings LLC, 4.60%, 12/15/44		22	23,034

Health Care Equipment & Supplies — 0.4%
Abbott Laboratories, 3.88%, 09/15/25		9	9,301
Becton Dickinson and Co.:
2.13%, 06/06/19		100	100,275
2.68%, 12/15/19		34	34,408
2.89%, 06/06/22		20	20,065
4.69%, 12/15/44		8	8,457
Medtronic, Inc., 4.38%, 03/15/35		40	44,032
Stryker Corp., 4.63%, 03/15/46		16	17,434

			233,972
Health Care Providers & Services — 0.9%
Aetna, Inc.:
4.50%, 05/15/42		18	19,724
4.13%, 11/15/42		10	10,444
4.75%, 03/15/44		10	11,390
3.88%, 08/15/47		30	30,324
AHS Hospital Corp., 5.02%, 07/01/45		7	8,291
Anthem, Inc.:
1.88%, 01/15/18		70	70,043
2.30%, 07/15/18		86	86,372
Baylor Scott & White Holdings, 4.19%, 11/15/45		15	15,784
Cigna Corp., 3.25%, 04/15/25		44	44,560
HCA, Inc., 3.75%, 03/15/19		35	35,744
Kaiser Foundation Hospitals, 4.15%, 05/01/47		21	22,497
Laboratory Corp. of America Holdings, 2.63%, 02/01/20		20	20,213
New York and Presbyterian Hospital (The),
3.56%, 08/01/36		9	8,794
Northwell Healthcare, Inc., 4.26%, 11/01/47		8	8,059
Ochsner Clinic Foundation, 5.90%, 05/15/45		10	12,524
RWJ Barnabas Health, Inc., 3.95%, 07/01/46		5	4,978
Southern Baptist Hospital of Florida, Inc., 4.86%, 07/15/45		10	11,097
SSM Health Care Corp., 3.82%, 06/01/27		16	16,564
UnitedHealth Group, Inc.:
2.70%, 07/15/20		15	15,298
4.63%, 07/15/35		7	8,023
4.20%, 01/15/47		18	19,180

			479,903

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Hotels, Restaurants & Leisure — 0.2%
Caesars Growth Properties Holdings LLC, 9.38%, 05/01/22	USD	35	$37,625
McDonald's Corp.:
4.70%, 12/09/35		40	44,097
4.88%, 12/09/45		9	10,131

			91,853
Household Durables — 0.1%
Newell Brands, Inc., 2.88%, 12/01/19		51	51,783

Industrial Conglomerates — 0.0%
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44		5	5,416

Insurance — 0.4%
Allstate Corp. (The), 4.20%, 12/15/46		24	25,520
American International Group, Inc., 3.88%, 01/15/35		22	21,543
Aon plc, 4.75%, 05/15/45		22	23,925
Marsh & McLennan Cos., Inc.:
3.75%, 03/14/26		6	6,264
4.35%, 01/30/47		10	10,681
Travelers Cos., Inc. (The):
4.60%, 08/01/43		23	25,666
4.00%, 05/30/47		30	31,079
Willis North America, Inc., 3.60%, 05/15/24		84	85,930

			230,608
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc., 3.88%, 08/22/37(c)		70	71,237

IT Services — 0.2%
DXC Technology Co., 2.88%, 03/27/20		21	21,280
Fidelity National Information Services, Inc.:
3.63%, 10/15/20		3	3,124
4.50%, 08/15/46		25	25,879
Total System Services, Inc., 4.80%, 04/01/26		35	38,249
Visa, Inc., 4.15%, 12/14/35		16	17,464

			105,996
Media — 1.3%
Charter Communications Operating LLC:
4.46%, 07/23/22		52	55,018
4.91%, 07/23/25		14	14,966
3.75%, 02/15/28(c)		70	68,498
6.38%, 10/23/35		16	18,714
6.48%, 10/23/45		15	17,605
5.38%, 05/01/47(c)		50	51,943
Comcast Corp.:
3.38%, 08/15/25		12	12,382
4.25%, 01/15/33		10	10,753
4.40%, 08/15/35		25	27,105
3.20%, 07/15/36		53	49,747
4.75%, 03/01/44		46	51,422
4.60%, 08/15/45		17	18,703
3.40%, 07/15/46		13	11,982
Cox Communications, Inc., 3.15%, 08/15/24(c)		55	54,655
CSC Holdings LLC, 7.63%, 07/15/18		35	36,330
Discovery Communications LLC, 3.80%, 03/13/24		23	23,706
Interpublic Group of Cos., Inc. (The), 4.00%, 03/15/22		22	23,125
NBCUniversal Media LLC, 4.45%, 01/15/43		25	26,595
Time Warner Cable LLC:
5.00%, 02/01/20		15	15,859
4.13%, 02/15/21		31	32,189
4.00%, 09/01/21		8	8,289
5.50%, 09/01/41		12	12,460
4.50%, 09/15/42		3	2,843

Security		Par (000)	Value
Media (continued)
Time Warner, Inc.:
2.10%, 06/01/19	USD	41	$41,067
3.60%, 07/15/25		19	19,068
4.85%, 07/15/45		21	21,342
Viacom, Inc., 2.75%, 12/15/19		6	6,056

			732,422
Metals & Mining — 0.5%
Barrick Gold Corp., 5.25%, 04/01/42		30	34,325
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43		30	35,391
Glencore Funding LLC, 4.00%, 03/27/27(c)		70	70,424
Newmont Mining Corp.:
3.50%, 03/15/22		40	41,362
4.88%, 03/15/42		25	26,800
Nucor Corp., 5.20%, 08/01/43		12	13,965
Rio Tinto Finance USA plc, 4.13%, 08/21/42		20	20,845
Steel Dynamics, Inc., 5.13%, 10/01/21		14	14,402

			257,514
Multi-Utilities — 0.1%
Dominion Energy, Inc., 2.58%, 07/01/20		40	40,334
NiSource Finance Corp., 3.49%, 05/15/27		35	35,427

			75,761
Oil, Gas & Consumable Fuels — 1.0%
Andeavor Logistics LP, 5.50%, 10/15/19		35	36,838
BP Capital Markets plc, 3.22%, 04/14/24		70	71,299
Concho Resources, Inc.:
3.75%, 10/01/27		52	52,231
4.88%, 10/01/47		10	10,436
Enbridge, Inc.:
2.90%, 07/15/22		35	35,205
3.70%, 07/15/27		25	25,346
Endeavor Energy Resources LP, 7.00%, 08/15/21(c)		35	36,225
Enterprise Products Operating LLC:
5.10%, 02/15/45		8	8,914
4.90%, 05/15/46		25	27,312
EOG Resources, Inc.:
4.15%, 01/15/26		14	14,845
3.90%, 04/01/35		10	9,972
Exxon Mobil Corp.:
1.82%, 03/15/19		57	57,319
4.11%, 03/01/46		20	21,610
Halcon Resources Corp., 12.00%, 02/15/22(c)		10	12,050
MPLX LP, 5.20%, 03/01/47		12	12,564
Pioneer Natural Resources Co., 4.45%, 01/15/26		10	10,662
Resolute Energy Corp., 8.50%, 05/01/20		35	35,613
Spectra Energy Partners LP, 4.50%, 03/15/45		30	30,220
TransCanada PipeLines Ltd., 1.88%, 01/12/18		18	18,015
Western Refining Logistics LP, 7.50%, 02/15/23		35	37,450

			564,126
Paper & Forest Products — 0.1%
Georgia-Pacific LLC, 7.38%, 12/01/25		23	29,227

Pharmaceuticals — 0.8%
Allergan Funding SCS:
2.35%, 03/12/18		132	132,385
3.00%, 03/12/20		54	55,130
3.80%, 03/15/25		114	118,390
4.55%, 03/15/35		40	42,676
4.75%, 03/15/45		24	25,966
Pfizer, Inc., 4.00%, 12/15/36		70	75,078

			449,625

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC:
4.15%, 04/01/45	USD	4	$4,244
4.70%, 09/01/45		10	11,273
4.13%, 06/15/47		20	21,127
CSX Corp., 4.25%, 11/01/66		13	12,425
Norfolk Southern Corp., 4.05%, 08/15/52(c)		14	13,712
Penske Truck Leasing Co. LP, 3.40%, 11/15/26(c)		40	39,513
Union Pacific Corp.:
3.60%, 09/15/37		30	30,358
3.88%, 02/01/55		20	19,740

			152,392
Semiconductors & Semiconductor Equipment — 1.5%
Analog Devices, Inc.:
3.90%, 12/15/25		7	7,338
3.50%, 12/05/26		50	50,494
5.30%, 12/15/45		7	8,108
Applied Materials, Inc.:
3.30%, 04/01/27		37	37,685
4.35%, 04/01/47		10	10,701
Broadcom Corp.(c):
2.38%, 01/15/20		188	189,039
3.00%, 01/15/22		246	250,104
3.63%, 01/15/24		128	131,504
Lam Research Corp.:
2.75%, 03/15/20		19	19,306
2.80%, 06/15/21		27	27,314
QUALCOMM, Inc.:
2.60%, 01/30/23		30	30,071
4.80%, 05/20/45		13	14,269
Xilinx, Inc., 2.95%, 06/01/24		15	15,023

			790,956
Software — 1.0%
Autodesk, Inc., 3.50%, 06/15/27		65	64,839

Microsoft Corp.:
3.50%, 02/12/35		27	27,483
3.45%, 08/08/36		60	60,434
3.70%, 08/08/46		35	35,296
4.25%, 02/06/47		90	99,502
Oracle Corp.:
3.25%, 05/15/30		14	14,003
3.90%, 05/15/35		26	27,267
4.00%, 07/15/46		35	36,215
VMware, Inc., 2.30%, 08/21/20		180	180,527

			480,727
Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.:
3.00%, 02/09/24		48	49,188
2.85%, 05/11/24		175	177,125
3.45%, 02/09/45		12	11,372
4.65%, 02/23/46		116	131,427
Dell International LLC(c):
5.45%, 06/15/23		52	56,909
8.35%, 07/15/46		30	38,530
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18		55	55,550
2.10%, 10/04/19(c)		65	65,022
3.60%, 10/15/20		28	29,023
HP, Inc., 3.75%, 12/01/20		6	6,239

			620,385

Security		Par (000)	Value
Trading Companies & Distributors — 0.3%
Air Lease Corp., 2.63%, 07/01/22	USD	70	$69,498
Aviation Capital Group Corp., 2.88%, 09/17/18(c)		55	55,468
GATX Corp.:
2.60%, 03/30/20		26	26,237
3.85%, 03/30/27		16	16,261

			167,464
Wireless Telecommunication Services — 0.0%
Rogers Communications, Inc., 5.00%, 03/15/44		8	9,022

Total Corporate Bonds — 28.7% (Cost: $15,426,729)			15,651,191

Floating Rate Loan Interests — 0.5%(b)(e)

Capital Market — 0.5%
LSTAR Securities Financing Vehicle I, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 3.73%, 05/10/25		185	183,626
LSTAR Securities Financing Vehicle II LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 3.24%, 06/16/25		102	101,025

			284,651
Total Floating Rate Loan Interests — 0.5% (Cost: $284,686)			284,651

Foreign Agency Obligations — 0.5%

Argentina — 0.1%
YPF SA:(c)
8.88%, 12/19/18		13	13,884
8.50%, 03/23/21		2	2,244
6.95%, 07/21/27		10	10,600

			26,728
Brazil — 0.3%
Petrobras Global Finance BV:
5.38%, 01/27/21		43	45,365
6.13%, 01/17/22		33	35,475
5.30%, 01/27/25(c)		4	3,994
7.38%, 01/17/27		5	5,505
6.00%, 01/27/28(c)		81	80,939

			171,278
Mexico — 0.1%
Petroleos Mexicanos, 6.50%, 03/13/27(c) (h)		47	52,087

Total Foreign Agency Obligations — 0.5% (Cost: $241,132)			250,093

Foreign Government Obligations — 4.8%

Argentina — 0.2%
Republic of Argentina:
5.63%, 01/26/22		75	78,750
6.88%, 01/26/27		7	7,564
7.82%, 12/31/33	EUR	19	24,486

			110,800
Colombia — 0.4%
Republic of Colombia, 4.00%, 02/26/24	USD	200	208,400

Hungary — 0.1%
Republic of Hungary, 5.38%, 03/25/24		50	57,187

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Indonesia — 0.5%
Republic of Indonesia:
8.38%, 03/15/24	IDR	49,000	$4,024
8.38%, 09/15/26		425,000	35,530
7.00%, 05/15/27		165,000	12,722
7.50%, 08/15/32		661,000	51,407
8.38%, 03/15/34		374,000	30,572
8.25%, 05/15/36		1,139,000	92,937
7.50%, 05/15/38		487,000	37,422

			264,614
Lebanon — 0.2%
Lebanese Republic:
6.10%, 10/04/22	USD	27	26,956
6.65%, 04/22/24		10	10,009
6.25%, 11/04/24		15	14,701
6.85%, 03/23/27		37	36,802

			88,468
Mexico — 2.0%
United Mexican States:
4.75%, 06/14/18	MXN	1,200	64,861
5.00%, 12/11/19		11,400	603,599
4.15%, 03/28/27	USD	343	360,510
10.00%, 11/20/36	MXN	400	28,362
8.50%, 11/18/38		400	25,018

			1,082,350
Russia — 0.6%
Russian Federation:
6.40%, 05/27/20	RUB	1,645	27,853
7.50%, 08/18/21		5,870	102,144
7.40%, 12/07/22		1,248	21,608
7.75%, 09/16/26		2,311	40,832
8.15%, 02/03/27		6,336	115,307
7.05%, 01/19/28		2,635	44,439

			352,183
South Africa — 0.3%
Republic of South Africa:
5.50%, 03/09/20	USD	100	106,353
6.25%, 03/31/36	ZAR	285	15,180
6.50%, 02/28/41		140	7,329
8.75%, 02/28/48		550	36,739

			165,601
Turkey — 0.4%
Republic of Turkey:
7.00%, 06/05/20	USD	43	46,952
9.20%, 09/22/21	TRY	210	55,625
11.00%, 03/02/22		287	81,034
8.80%, 09/27/23		110	28,280
7.38%, 02/05/25	USD	33	38,331

			250,222
Uruguay — 0.1%
Republic of Uruguay, 4.38%, 10/27/27		50	53,875

Total Foreign Government Obligations — 4.8% (Cost: $2,625,478)			2,633,700

Security	Shares	Value
Investment Companies — 1.0%
iShares iBoxx $ High Yield Corporate Bond ETF(i)	6,300	$559,188

Total Investment Companies — 1.0% (Cost: $557,013)		559,188

	Par (000)
Municipal Bonds — 6.1%
Adams & Weld Counties School District No 27J Brighton, Series 2017, GO, 5.00%, 12/01/42	10	11,732
Alamo Community College District;(j)
Series 2017, GO, 5.00%, 08/15/30	10	12,202
Series 2017, GO, 5.00%, 08/15/31	10	12,133
Series 2017, GO, 5.00%, 08/15/34	10	11,950
Series 2017, GO, 5.00%, 08/15/35	10	11,903
Series 2017, GO, 5.00%, 08/15/36	10	11,856
Series 2017, GO, 5.00%, 08/15/37	10	11,818
Series 2017, GO, 5.00%, 08/15/38	10	11,790
American Municipal Power, Inc., Series 2009B, RB, 6.45%, 02/15/44	5	6,696
Arizona Health Facilities Authority, Series 2007B, RB, VRDN, 1.68%, 01/01/37(a)	10	8,822
Bay Area Toll Authority;
Series 2010S-1, RB, 6.92%, 04/01/40	25	35,512
Series 2010S-1, RB, 7.04%, 04/01/50	15	23,060
Brooklyn Arena Local Development Corp. (Barclays Center), Series 2016A, RB, 5.00%, 07/15/42	15	16,759
Buckeye Tobacco Settlement Financing Authority, Series 2007A-2, RB, 5.88%, 06/01/47	30	28,701
California Health Facilities Financing Authority (Cedars- Sinai Medical Center), Series 2016A, RB, 5.00%, 08/15/33	10	11,813
California State Public Works Board (Various Capital Projects), Series 2009G, Sub-Series G-2, RB, 8.36%, 10/01/34	10	15,232
Central Texas Regional Mobility Authority;
Series 2015A, RB, 5.00%, 01/01/45	10	11,104
Series 2016, RB, 5.00%, 01/01/46	10	11,166
Chesapeake Bay Bridge & Tunnel District (Parallel Thimble Shoal Tunnel Project);
Series 2016, RB, 5.00%, 07/01/41	10	11,447
Series 2016, RB, 5.00%, 07/01/51	10	11,114
Chino Valley Unified School District (San Bernardino County), Series 2017A, GO, 5.25%, 08/01/47	10	12,018
City and County of Honolulu, Hawaii, Series 2017A, GO, 5.00%, 09/01/41	10	11,761
City and County of San Francisco Airport Commission;
Series 2016B, RB, 5.00%, 05/01/41	10	11,439
Series 2016B, RB, 5.00%, 05/01/46	10	11,374
City of Aurora, Colorado, Series 2016, RB, 5.00%, 08/01/46	10	11,618
City of Houston Combined Utility System, Series 2016B, RB, 5.00%, 11/15/35	10	11,770
City of Hutto, Texas (Williamson County), Series 2017, GO, 5.00%, 08/01/57(j)	10	11,421
City of Los Angeles Department of Airports, Series 2017A, RB, 5.00%, 05/15/47	10	11,499
City of Riverside, California, Series 2010A, RB, 7.61%, 10/01/40	10	15,120

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bonds (continued)
Clark County School District;
Series 2016A, GO, 5.00%, 06/15/23	USD	5	$5,875
Series 2016A, GO, 5.00%, 06/15/24		5	5,974
Series 2015C, GO, 5.00%, 06/15/27		10	12,038
Colorado Health Facilities Authority (Catholic Health Initiatives), Series 2011A, RB, 5.25%, 02/01/31		5	5,345
Commonwealth Financing Authority, Series 2016A, RB, 4.14%, 06/01/38		10	10,458
Commonwealth of Puerto Rico, Series 2014A, GO, 8.00%, 07/01/35(g)		240	116,400
Connecticut State Health & Educational Facility Authority (Hartford Healthcare Corporation);
Series 2015F, RB, 5.00%, 07/01/45		10	10,869
Series 2015L, RB, 5.00%, 07/01/45		10	11,191
Contra Costa Community College District, Series 2010B, GO, 6.50%, 08/01/34		5	6,436
County of Clark Department of Aviation, Series 2017C, RB, 5.00%, 07/01/21		10	11,277
County of Miami-Dade;
Series 2016B, RB, 2.50%, 10/01/24		15	14,668
Series 2017D, RB, 3.35%, 10/01/29		5	4,968
Series 2017D, RB, 3.45%, 10/01/30		5	4,996
Series 2017D, RB, 3.50%, 10/01/31		5	4,991
Series 2016A, GO, 5.00%, 07/01/35		5	5,840
Series 2015A, RB, 5.00%, 10/01/38		15	16,973
Series 2017B, RB, 5.00%, 10/01/40		10	11,559
Dallas Area Rapid Transit;
Series 2016A, RB, 5.00%, 12/01/41		10	11,581
Series 2016A, RB, 5.00%, 12/01/46		10	11,510
District of Columbia, Series 2009E, RB, 5.59%, 12/01/34		15	18,658
District of Columbia Water & Sewer Authority (DC Clean Rivers Project), Series 2017A, RB, 5.00%, 10/01/52		10	11,487
Dutchess County Local Development Corp. (Health Quest Systems, Inc. Project), Series 2016B, RB, 5.00%, 07/01/46		25	27,966
East Bay Municipal Utility District (Alameda and Contra Costa Counties), Series 2017A, RB, 5.00%, 06/01/45		10	11,834
Geisinger Authority Pennsylvania Health System, Series 2017A-1, RB, 5.00%, 02/15/45(j)		10	11,378
Golden State Tobacco Securitization Corp., Series 2007A-1, RB, 5.13%, 06/01/47		45	44,664
Grant County Public Utility District No 2 (The Priest Rapids Project), Series 2015M, RB, 4.58%, 01/01/40		5	5,151
Great Lakes Water Authority Michigan Water Supply System, Series 2016C, RB, 5.25%, 07/01/33		15	18,186
Health & Educational Facilities Authority of the State of Missouri (Saint Luke's Health System, Inc.);
Series 2016, RB, 5.00%, 11/15/29		5	5,883
Series 2017A, RB, 3.65%, 08/15/57		15	14,871
Los Angeles Community College District, Series 2010E, GO, 6.60%, 08/01/42		30	43,328
Los Angeles Department of Water & Power, Series 2010A, RB, 6.60%, 07/01/50		10	14,977

Security		Par (000)	Value
Municipal Bonds (continued)
Massachusetts Bay Transportation Authority;(j)
Series 2017A, Sub-Series A-1, RB, 5.00%, 07/01/39	USD	10	$11,804
Series 2017A, Sub-Series A-1, RB, 5.00%, 07/01/40		10	11,795
Series 2017A, Sub-Series A-1, RB, 5.00%, 07/01/41		10	11,749
Series 2017A, Sub-Series A-2, RB, 5.00%, 07/01/41		10	11,721
Series 2017A, Sub-Series A-1, RB, 5.00%, 07/01/42		10	11,739
Series 2017A, Sub-Series A-2, RB, 5.00%, 07/01/42		10	11,702
Series 2017A, Sub-Series A-2, RB, 5.00%, 07/01/43		10	11,684
Series 2017A, Sub-Series A-2, RB, 5.00%, 07/01/44		10	11,666
Series 2017A, Sub-Series A-2, RB, 5.00%, 07/01/45		10	11,656
Massachusetts Clean Water Trust (The);
Series 19, RB, 5.00%, 02/01/27		10	12,313
Series 19, RB, 5.00%, 02/01/28		10	12,237
Massachusetts Development Finance Agency (Partners Healthcare System Issue), Series 2016Q, RB, 5.00%, 07/01/47		10	11,266
Mesquite Independent School District, 5.00%, 08/15/42		10	11,616
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center), Series 2016A, RB, 5.00%, 07/01/46		10	11,114
Metropolitan Transportation Authority;
Series 2010C-1, RB, 6.69%, 11/15/40		10	13,819
Series 2010E, RB, 6.81%, 11/15/40		20	28,066
Series 2017A, RB, 5.00%, 11/15/42		10	11,652
Series 2017A, Sub-Series A-1, RB, 5.25%, 11/15/57		10	11,785
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement Project);
Series 2009B, RB, 0.00%, 10/01/39(k)		10	4,250
Series 2009D, RB, 7.46%, 10/01/46		10	14,499
Miami-Dade County Educational Facilities Authority (University of Miami Issue), Series 2015B, RB, 5.07%, 04/01/50		15	16,500
Michigan Finance Authority (Henry Ford Health System), Series 2016, RB, 5.00%, 11/15/41		25	27,866
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Corporation), Series 2016A, RB, 5.00%, 09/01/46		10	10,908
Municipal Electric Authority of Georgia (General Resolution Projects);
Series 2009B, Sub-Series B, RB, 5.00%, 01/01/20		10	10,801
Series 2010A, RB, 6.64%, 04/01/57		15	18,914
New Jersey Transportation Trust Fund Authority, Series 2016A, Sub-Series A-2, RB, 5.00%, 06/15/29		10	11,147
New Jersey Turnpike Authority, Series 2009F, RB, 7.41%, 01/01/40		23	34,674
New York City Municipal Water Finance Authority;
Series 2010AA, RB, 5.75%, 06/15/41		10	13,293
Series 2011EE, RB, 5.38%, 06/15/43		95	106,701
Series 2011EE, RB, 5.50%, 06/15/43		115	129,691
Series 2011CC, RB, 5.88%, 06/15/44		20	27,387

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bonds (continued)
New York City Municipal Water Finance Authority;
Series 2017DD, RB, 5.00%, 06/15/47	USD	70	$81,621
New York City Transitional Finance Authority;
Series 2017A, Sub-Series A-2, RB, 2.28%, 05/01/26		10	9,505
Series 2017F, Sub-Series F-2, RB, 3.05%, 05/01/27		25	24,855
Series 2016E, Sub-Series E-1, RB, 5.00%, 02/01/35		10	11,690
Series 2017A, Sub-Series A-1, RB, 5.00%, 05/01/36		10	11,702
New York City Transitional Finance Authority Building Aid, Series 2015S-2, RB, 5.00%, 07/15/40		10	11,584
New York Convention Center Development Corp.;
Series 2015, RB, 5.00%, 11/15/40		10	11,487
Series 2016A, RB, 5.00%, 11/15/46		10	11,500
New York State Dormitory Authority;
Series 2016A, RB, 5.00%, 03/15/29		10	12,255
Series 2015B, RB, 5.00%, 03/15/32		10	11,874
Series 2010H, RB, 5.39%, 03/15/40		15	18,749
New York State Urban Development Corp.;
Series 2017B, RB, 2.86%, 03/15/24		30	30,264
Series 2017B, RB, 3.12%, 03/15/25		15	15,356
New York Transportation Development Corp. (Laguardia Airport Terminal B Redevelopment Project);
Series 2016A, RB, 5.00%, 07/01/46		10	10,982
Series 2016A, RB, 5.25%, 01/01/50		60	66,673
Northwest Independent School District, Series 2017, GO, 5.00%, 02/15/42		10	11,536
Orange County Local Transportation Authority, Series 2010A, RB, 6.91%, 02/15/41		25	35,398
Oregon School Boards Association;
Series 2002B, GO, 5.49%, 06/30/23		15	17,315
Series 2005A, GO, 4.76%, 06/30/28		25	27,616
Oxnard School District, Series 2016A, GO, 5.00%, 08/01/45		10	11,609
Palm Beach County Facilities School Board, 5.00%, 08/01/26		20	24,499
Pennsylvania Economic Development Financing Authority (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, RB, 5.00%, 12/31/38		10	11,090
Pennsylvania Turnpike Commission;
Series 2017B, Sub-Series B-1, RB, 5.00%, 06/01/42		10	11,265
Series 2017B, Sub-Series B-1, RB, 5.25%, 06/01/47		10	11,514
Port Authority of New York & New Jersey;
Series 181, RB, 4.96%, 08/01/46		30	36,556
Series 2016, RB, 5.00%, 11/15/47		10	11,472
Series 174, RB, 4.46%, 10/01/62		20	22,351
Series 192, RB, 4.81%, 10/15/65		10	11,729
Princeton Independent School District, Series 2017, GO, 5.25%, 02/15/47		20	23,814
Public Power Generation Agency, Whelan Energy Center Unit 2, 5.00%, 01/01/35		10	11,505
Richardson Independent School District, 5.00%, 02/15/42		10	11,560
Royal Oak Hospital Finance Authority (William Beaumont Hospital Obligated Group), Series 2014D, RB, 5.00%, 09/01/39		10	11,037

Security		Par (000)	Value
Municipal Bonds (continued)
Salt Lake City Corp.;
Series 2017A, RB, 5.00%, 07/01/47	USD	35	$39,990
Series 2017B, RB, 5.00%, 07/01/47		25	29,197
Salt River Project Agricultural Improvement & Power District (Arizona Salt River Project), Series 2015A, RB, 5.00%, 12/01/36		10	11,682
San Diego Public Facilities Financing Authority, Series 2016A, RB, 5.00%, 05/15/39		25	29,293
South Carolina Public Service Authority;
Series 2016D, RB, 2.39%, 12/01/23		19	17,772
Series 2014C, RB, 5.00%, 12/01/46		10	10,950
Series 2014A, RB, 5.00%, 12/01/49		10	10,923
Series 2015A, RB, 5.00%, 12/01/50		10	10,980
State Board of Administration Finance Corp., Series 2013A, RB, 3.00%, 07/01/20(j)		20	20,385
State of California;
Series 2016, GO, 5.00%, 09/01/27		5	6,162
Series 2009, GO, 7.50%, 04/01/34		20	29,074
Series 2009, GO, 7.55%, 04/01/39		10	15,378
Series 2009, GO, 7.30%, 10/01/39		5	7,335
Series 2009, GO, 7.35%, 11/01/39		10	14,690
Series 2010, GO, 7.60%, 11/01/40		85	132,756
State of Georgia;
Series 2016C-1, GO, 5.00%, 07/01/26		5	6,245
Series 2017A, GO, 5.00%, 02/01/28		10	12,480
Series 2017A, GO, 5.00%, 02/01/29		10	12,404
Series 2017A, GO, 5.00%, 02/01/30		10	12,338
Series 2017A, GO, 5.00%, 02/01/31		10	12,238
Series 2017A, GO, 5.00%, 02/01/32		10	12,173
State of Illinois, Series 2003, GO, 5.10%, 06/01/33		80	80,858
State of Kansas Department of Transportation, Series 2015B, RB, 5.00%, 09/01/35		10	11,763
State of Ohio;
Series 2017A, GO, 5.00%, 05/01/27		10	12,213
Series 2017A, GO, 5.00%, 05/01/30		10	12,048
Series 2017A, GO, 5.00%, 03/15/32		10	11,777
Series 2017A, GO, 5.00%, 05/01/32		10	11,955
Series 2017A, GO, 5.00%, 05/01/34		10	11,839
Series 2017A, GO, 5.00%, 05/01/35		10	11,824
Series 2017A, GO, 5.00%, 05/01/36		10	11,794
Series 2017A, GO, 5.00%, 05/01/37		10	11,771
State of Washington;
Series R-2015C, GO, 5.00%, 07/01/28		10	11,916
Series R-2017A, GO, 5.00%, 08/01/28		5	6,096
Series R-2017A, GO, 5.00%, 08/01/29		5	6,074
Series R-2017A, GO, 5.00%, 08/01/30		5	6,044
Series 2018B, GO, 5.00%, 08/01/40(j)		10	11,753
Series 2018A, GO, 5.00%, 08/01/40(j)		10	11,753
Series 2018B, GO, 5.00%, 08/01/41(j)		10	11,743
Series 2018A, GO, 5.00%, 08/01/41(j)		10	11,743
Series 2018A, GO, 5.00%, 08/01/42(j)		10	11,725
Series 2018B, GO, 5.00%, 08/01/42(j)		10	11,725
State of Wisconsin, Series 2017C, RB, 3.15%, 05/01/27		25	25,144
Tampa-Hillsborough County Expressway Authority, Series 2017, RB, 5.00%, 07/01/47		10	11,496
Texas A&M University;
Series 2017B, RB, 2.76%, 05/15/26		25	24,840
Series 2017B, RB, 2.84%, 05/15/27		10	9,954
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC Share 288 Toll Lanes Project), Series 2016, RB, 5.00%, 12/31/55		5	5,414

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bonds (continued)
Texas Water Development Board (Master Trust);
Series 2015A, RB, 5.00%, 10/15/40	USD	10	$11,622
Series 2015A, RB, 5.00%, 10/15/45		10	11,559
Tobacco Settlement Financing Corp., Series 20071A, RB, 5.00%, 06/01/41		10	9,725
TSASC, Inc., Series 2017A, RB, 5.00%, 06/01/41		20	22,119
United Independent School District, 5.00%, 08/15/47		10	11,665
University of California;
Series 2017AX, RB, 3.06%, 07/01/25		10	10,256
Series 2009F, RB, 6.58%, 05/15/49		25	34,599
Series 2012AD, RB, 4.86%, 05/15/12		15	16,205
University of Houston;
Series 2017A, RB, 5.00%, 02/15/33		10	11,738
Series 2017A, RB, 5.00%, 02/15/35		10	11,657
Series 2017A, RB, 5.00%, 02/15/36		20	23,232
University of Massachusetts Building Authority (Project Revenue Bonds), Series 2015-1, RB, 5.00%, 11/01/31		10	11,844
University of New Mexico, Series 2017, RB, 5.00%, 06/01/47		10	11,532
University of Virginia;
Series 2017B, RB, 5.00%, 04/01/44		10	11,816
Series 2017B, RB, 5.00%, 04/01/46		10	11,798
Series 2017C, RB, 4.18%, 09/01/17		10	10,011
Weld County School District No 4, Series 2016, GO, 5.25%, 12/01/41		10	11,880
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2016A, RB, 5.00%, 06/01/19		5	5,296
Series 2016A, RB, 5.00%, 06/01/20		5	5,458
Series 2016A, RB, 5.00%, 06/01/21		5	5,594
Series 2016A, RB, 5.00%, 06/01/22		5	5,707
Series 2016A, RB, 5.00%, 06/01/23		5	5,798
Series 2016A, RB, 5.00%, 06/01/24		5	5,885

Total Municipal Bonds — 6.1% (Cost: $3,236,494)			3,300,843

Non-Agency Mortgage-Backed Securities — 7.2%(a)

Collateralized Mortgage Obligations — 2.9%
American Home Mortgage Assets Trust(a):
Series 2006-5, Class A1, 1.81%, 11/25/46		42	24,292
Series 2006-3, Class 2A11, 1.83%, 10/25/46		40	35,313
APS Resecuritization Trust(a) (b) (c):
Series 2016-3, Class 4A, 3.84%, 04/27/47		80	80,766
Series 2016-3, Class 3A, 4.09%, 09/27/46		87	87,548
Banc of America Funding Trust, Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a) (b) (c)		95	96,335
Bear Stearns ALT-A Trust II, Series 2007-1, Class 1A1, 3.41%, 09/25/47(a)		31	25,386
Bear Stearns Mortgage Funding Trust(a):
Series 2007-AR2, Class A1, 1.41%, 03/25/37		9	7,666
Series 2007-AR4, Class 1A1, 1.44%, 09/25/47		29	27,245
CHL Mortgage Pass-Through Trust, Series 2006- OA4, Class A1, 1.85%, 04/25/46(a)		86	49,199
CIM Trust, 1.00%, 06/25/57(a)		100	99,481
Countrywide Alternative Loan Trust:
Series 2007-OA3, Class 1A1, 1.38%, 04/25/47(a)		14	12,080
Series 2006-OA8, Class 1A1, 1.43%, 07/25/46(a)		9	8,417

Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
CIM Trust, 1.00%, 06/25/57(a)
Series 2006-OA6, Class 1A2, 1.45%, 07/25/46(a)	USD	27	$25,714
Series 2005-72, Class A3, 1.54%, 01/25/36(a)		11	9,258
Series 2006-OA14, Class 1A1, 2.62%, 11/25/46(a)		60	53,997
Series 2006-15CB, Class A1, 6.50%, 06/25/36		5	4,332
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, 2.59%, 11/25/35(a)		8	3,594
CSMC(a) (c):
Series 2014-9R, Class 3A1, 1.83%, 11/27/37		32	31,635
Series 2014-11R, Class 16A1, 3.17%, 09/27/47		37	37,570
CSMC Trust, Series 2013-5R, Class 1A6, 1.48%, 02/27/36(a) (c)		25	22,655
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-RMP1, Class A2, 1.39%, 12/25/36(a)		78	71,581
Federal National Mortgage Association(a):
Series 2017-C05, Class 1M2, 3.44%, 01/25/30		20	19,740
Series 2017-C04, Class 2M2, 4.09%, 11/25/29		10	10,137
Series 2017-C01, Class 1M2, 4.79%, 07/25/29		20	21,093
Series 2017-C05, Class 1B1, 4.84%, 01/25/30		20	18,627
Series 2016-C06, Class 1M2, 5.49%, 04/25/29		20	22,031
Series 2017-C03, Class 1B1, 6.09%, 10/25/29		50	51,586
Series 2017-C01, Class 1B1, 6.99%, 07/25/29		20	22,210
GreenPoint Mortgage Funding Trust, Series 2006- AR2, Class 4A1, 2.89%, 03/25/36(a)		7	6,744
GSMPS Mortgage Loan Trust(a) (c):
Series 2005-RP1, Class 1AF, 1.59%, 01/25/35		12	10,484
Series 2005-RP2, Class 1AF, 1.59%, 03/25/35		14	12,577
Series 2006-RP1, Class 1AF1, 1.59%, 01/25/36		10	8,698
Impac Secured Assets Corp., Series 2004-3, Class 1A4, 2.04%, 11/25/34(a)		8	8,375
JPMorgan Mortgage Trust(a) (c):
Series 2017-2, Class A6, 3.00%, 05/25/47		95	95,800
Series 2017-3, Class 1A6, 3.00%, 08/25/47(b)		25	24,923
LSTAR Securities Investment Ltd.(a) (b) (c):
Series 2016-5, Class A1, 3.23%, 11/01/21		50	50,007
Series 2017-2, Class A1, 3.24%, 02/01/22		73	73,320
Series 2017-3, Class A1, 3.24%, 04/01/22		75	75,542
RALI Trust(a):
Series 2007-QH6, Class A1, 1.43%, 07/25/37		14	13,402
Series 2006-QO6, Class A2, 1.47%, 06/25/46		34	16,685
Series 2007-QH9, Class A1, 2.28%, 11/25/37		29	25,419
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 3.29%, 04/25/47(a)		145	111,557
Structured Asset Mortgage Investments II Trust, Series 2006-AR4, Class 3A1, 1.42%, 06/25/36(a)		28	25,945
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF4, Class 2A1, 6.00%, 10/25/36(c)		35	30,567
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR15, Class 2A, 2.21%, 11/25/46(a)		8	7,815
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class CRB1, 3.35%, 10/25/35(a)		33	27,443

			1,604,791

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Mortgage-Backed Securities — 3.9%
BAMLL Commercial Mortgage Securities Trust, 3.17%, 01/15/28(a)	USD	100	$99,965
Banc of America Commercial Mortgage Trust(a):
Series 2007-1, Class AMFX, 5.48%, 01/15/49		5	5,130
Series 2007-5, Class AM, 5.77%, 02/10/51		39	39,038
Bayview Commercial Asset Trust(a)(c):
Series 2005-4A, Class A1, 1.54%, 01/25/36	.	18	16,971
Series 2006-3A, Class A2, 1.54%, 10/25/36	.	26	24,798
Series 2007-4A, Class A1, 1.69%, 09/25/37	.	44	41,292
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 2.73%, 07/05/33(a)(c)		102	101,500
BWAY Mortgage Trust(c):
Series 2013-1515, Class C, 3.45%, 03/10/33		100	99,710
Series 2013-1515, Class A2, 3.45%, 03/10/33		230	236,093
BXP Trust, Series 2017-GM, Class D, 3.54%, 06/13/39(a)(c)		50	48,067
CD Mortgage Trust:
Series 2017-CD3, Class A4, 3.63%, 02/10/50		10	10,416
Series 2007-CD5, Class AMA, 6.58%, 11/15/44(a)		34	34,255
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48		10	10,483
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class E, 3.38%, 07/15/28(a)(c)		100	100,063
Chicago Skyscraper Trust, Series 2017-SKY, Class E, 4.53%, 02/15/30(a)(c)		100	101,002
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class C, 5.00%, 04/15/49(a)		10	10,494
COMM Mortgage Trust:
Series 2014-CR18, Class A4, 3.55%, 07/15/47		10	10,353
Series 2014-CR19, Class A5, 3.80%, 08/10/47		10	10,514
Series 2015-CR23, Class CMD, 3.81%, 05/10/48(a)(c)		100	98,405
Series 2014-CR17, Class A5, 3.98%, 05/10/47		47	50,074
Series 2014-CR16, Class A4, 4.05%, 04/10/47		29	30,975
Series 2015-CR25, Class C, 4.70%, 08/10/48(a)		10	10,219
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A4, 4.24%, 02/10/47(a)		10	10,789
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 6.46%, 11/12/43(a)(c)		1	1,089
CSMC Trust, Series 2015-DEAL, Class A, 2.55%, 04/15/29(a)(c)		72	72,017
GS Mortgage Securities Corp. II, Series 2013- KING, Class E, 3.55%, 12/10/27(a)(c)		180	178,987
GS Mortgage Securities Trust:
Series 2017-GS7, Class D, 3.00%, 08/10/50(c)		10	8,529
Series 2017-GS7, Class A4, 3.43%, 08/10/50		10	10,208
Series 2014-GC24, Class A5, 3.93%, 09/10/47		10	10,611
Series 2015-GC32, Class C, 4.56%, 07/10/48(a)		10	10,099
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A5, 3.77%, 08/15/47		10	10,529
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class B, 4.05%, 09/15/50		10	10,208
JPMorgan Chase Commercial Mortgage Securities Trust(a):
Series 2015-SGP, Class A, 2.93%, 07/15/36(c)		32	31,858
Series 2016-NINE, Class A, 2.95%, 10/06/38(c)		100	98,231
Series 2015-JP1, Class D, 4.40%, 01/15/49		10	9,243
Series 2015-JP1, Class C, 4.90%, 01/15/49		20	20,915
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C26, Class D, 3.06%, 10/15/48(c)		140	113,087
Series 2015-C25, Class D, 3.07%, 10/15/48		10	8,100
Series 2014-C16, Class A5, 3.89%, 06/15/47		20	21,123

Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Resource Capital Corp. Ltd.(a)(c):
Series 2017-CRE5, Class A, 2.03%, 07/15/34	USD	10	$10,022
Series 2017-CRE5, Class B, 3.23%, 07/15/34		10	10,000
STRIPs Ltd., Series 2012-1A, Class B, 0.50%, 12/25/44(b)(c)		39	38,173
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFL, 3.04%, 10/25/46(a)(b)		85	85,574
VNDO Trust, Series 2016-350P, Class E, 4.03%, 01/10/35(a)(c)		100	96,457
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A5, 3.45%, 07/15/50		10	10,264
WFRBS Commercial Mortgage Trust:
Series 2014-C21, Class A5, 3.68%, 08/15/47		10	10,460
Series 2014-C22, Class C, 3.91%, 09/15/57(a)		20	19,396

			2,095,786
Interest Only Commercial Mortgage-Backed Securities —0.4%
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.73%, 11/05/36(a)(c)		1,760	68,309
COMM Mortgage Trust(a):
Series 2015-3BP, Class XA, 0.17%, 02/10/35(c)		939	6,179
Series 2016-DC2, Class XA, 1.22%, 02/10/49		158	10,291
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(b)(c)		1,800	98,460
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, 1.34%, 12/15/47(a)(b)(c)		100	6,156
Morgan Stanley Capital I Trust, Series 2017-H1, Class XD, 2.36%, 06/15/50(a)(c)		100	15,751
One Market Plaza Trust(a)(c):
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(b)		200	200
Series 2017-1MKT, Class XCP, 0.22%, 02/10/32		1,000	5,930

			211,276
Total Non-Agency Mortgage-Backed Securities —7.2% (Cost: $3,810,430)			3,911,853

		Beneficial Interest (000)
Other Interests — 0.0%(l)

Capital Markets — 0.0%(b)(g)(m)
Lehman Brothers Holdings Capital Trust VII		55	—
Lehman Brothers Holdings, Inc.		325	—

			—
Total Other Interests —0.0%			—

Preferred Securities —0.4%

		Shares

Trust Preferreds — 0.4%
Citigroup Capital XIII, 7.68%, 10/30/40(a)		6,917	192,154

Total Trust Preferreds — 0.4% (Cost: $188,332)			192,154

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
U.S. Government Sponsored Agency Securities — 37.4%

Commercial Mortgage-Backed Securities — 0.5%
Federal Home Loan Mortgage Corp.:
Series K058, Class A2, 2.65%, 08/25/26	USD	10	$9,899
Series K060, Class A2, 3.30%, 10/25/26		50	51,859
Series K065, Class A2, 3.24%, 04/25/27		50	51,627
Federal Home Loan Mortgage Corp. Variable Rate Notes:(a)
Series K059, Class A2, 3.12%, 09/25/26		40	41,019
Series K061, Class A2, 3.35%, 11/25/26		20	20,835
Series K063, Class A2, 3.43%, 01/25/27		10	10,476
Series KW03, Class X1, 0.85%, 06/25/27		110	6,689
Federal National Mortgage Association ACES Variable Rate Notes, Series 2017-M7, Class A2, 2.96%, 02/25/27(a)		16	16,135
FREMF Mortgage Trust:(a) (c)
Series 2017-K725, Class B, 4.01%, 02/25/24		20	20,299
Series 2017-K64, Class B, 4.12%, 03/25/27		10	10,063
Series 2015-K48, Class B, 3.76%, 08/25/48		10	10,037
Government National Mortgage Association, Series 2017-69, Class IO, 0.80%, 07/16/59(a)		100	7,294

			256,232
Interest Only Commercial Mortgage-Backed Securities — 0.2% (a)
Federal Home Loan Mortgage Corp. Variable Rate Notes:
Series K045, Class X1, 0.58%, 01/25/25		99	2,826
Series K064, Class X1, 0.75%, 03/25/27		160	7,840
Series K065, Class X1, 0.82%, 04/25/27		130	7,094
Federal National Mortgage Association ACES Variable Rate Notes:
Series 2013-M5, Class X2, 2.36%, 01/25/22		245	13,807
Series 2014-M13, Class X2, 0.23%, 08/25/24		1,813	15,471
Series 2016-M4, Class X2, 2.80%, 01/25/39		94	11,177
Government National Mortgage Association Variable Rate Notes:
Series 2012-120, Class IO, 0.79%, 02/16/53		387	17,941
Series 2016-110, Class IO, 1.04%, 05/16/58		95	7,642
Series 2017-100, Class IO, 0.81%, 05/16/59		100	7,210

			91,008
Mortgage-Backed Securities — 36.7%
Federal Home Loan Mortgage Corp.:
3.00%, 01/01/30 - 03/01/47		1,827	1,843,989
2.50%, 03/01/30 - 10/15/32		341	343,344
3.50%, 11/15/32 - 10/15/47(n)		1,195	1,237,038
6.00%, 06/01/35		33	36,887
4.50%, 02/01/39 - 10/15/47		248	266,080
5.50%, 05/01/40 - 06/01/41		78	86,770
4.00%, 08/01/40 - 10/15/47		646	684,843
5.00%, 11/01/41		101	110,985
Federal National Mortgage Association:
4.00%, 02/01/25 - 08/01/47		2,584	2,738,250
4.50%, 02/01/25 - 10/25/47		489	525,708
3.50%, 07/01/26 - 10/25/47		1,908	1,984,116
3.00%, 04/01/29 - 03/01/47		4,165	4,208,313
2.50%, 04/01/30 - 03/01/32		470	474,061
5.00%, 02/01/35 - 10/25/47		232	254,838
5.50%, 02/01/35 - 09/01/39		331	370,636
6.00%, 04/01/35 - 09/01/40		212	241,747
6.50%, 05/01/40		99	112,472
Government National Mortgage Association:
5.50%, 05/20/36		4	4,896
5.00%, 07/15/39 - 07/20/42		71	77,749
4.00%, 07/20/39 - 11/15/47		724	764,025
4.50%, 12/20/39 - 02/15/42		623	671,942
3.50%, 12/20/41 - 10/15/47		1,638	1,704,203

Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association: (continued)
3.00%, 10/15/47(n)	USD	1,262	$1,279,550

			20,022,442
Total U.S. Government Sponsored Agency Securities — 37.4% (Cost: $20,288,837)			20,369,682

U.S. Treasury Obligations — 31.6%
U.S. Treasury Bonds:
6.13%, 08/15/29		65	90,220
6.25%, 05/15/30		61	86,632
4.25%, 05/15/39		109	136,356
4.50%, 08/15/39		105	135,758
4.38%, 11/15/39		106	134,877
3.13%, 02/15/43		283	298,620
2.88%, 05/15/43 - 11/15/46		648	651,579
3.63%, 08/15/43		264	302,961
3.75%, 11/15/43		259	303,597
3.00%, 02/15/47(o)		351	361,050
2.75%, 08/15/47(o)		355	347,290
U.S. Treasury Notes:
1.25%, 04/30/19 - 05/31/19(o)		3,345	3,334,948
1.38%, 09/30/19		1,280	1,277,350
1.50%, 04/15/20 - 03/31/23(o)		1,484	1,474,772
2.63%, 08/15/20 - 11/15/20		2,100	2,160,663
1.38%, 09/15/20(o)		55	54,620
1.88%, 04/30/22 - 08/31/24(o)		911	907,874
1.75%, 05/31/22 - 09/30/22(o)		1,195	1,185,900
1.63%, 08/31/22 (p)		126	124,267
1.63%, 11/15/22 - 04/30/23		732	719,300
2.00%, 11/30/22 - 11/15/26		2,225	2,204,849
2.13%, 07/31/24 - 05/15/25		234	232,684
2.25%, 11/15/25 - 08/15/27		715	711,069

Total U.S. Treasury Obligations — 31.6% (Cost: $17,231,340)			17,237,236

Total Long-Term Investments — 130.0% (Cost: $70,268,196)			70,846,107

Short-Term Securities — 1.5%

Borrowed Bond Agreements — 0.4%(r)
Barclays Bank plc, 0.14%, (Purchased on 6/09/17 to be repurchased at GBP 106,992, collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13% due at 3/22/26, par and fair value of GBP 89,844 and $141,086, respectively)(q)	GBP	107	143,369
Barclays Capital. Inc., 1.65%, 10/02/2017 (Purchased on 9/29/17 to be repurchased at $63,280, collateralized by U.S. Treasury Notes, 1.63% due at 8/31/22, par and fair value of USD 64,000 and $63,120, respectively)	USD	63	63,280

Total Borrowed Bond Agreements — 0.4% (Cost: $199,603)			206,649

12	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Shares/ Par (000)	Value
Money Market Funds — 1.1%(s)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91%(i)		592,229	$592,229
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 0.84%		$164	164

Total Money Market Funds — 1.1% (Cost: $592,393)			592,393

Total Short-Term Securities — 1.5% (Cost: $791,996)			799,042

Total Options Purchased — 0.1% (Cost: $69,113)			63,800

Total Investments Before Borrowed Bonds, TBA Sale Commitments and U.S. Treasury Obligations — 131.6% (Cost: $71,129,305)			71,708,949

Borrowed Bonds — (0.4)%

Foreign Government Obligations — (0.3)%
U.K. Treasury Inflation Linked Bonds, 0.13%, 03/22/26	GBP	90	(141,086)

U.S. Treasury Obligations — (0.1)%
U.S. Treasury Notes, 1.63%, 08/31/22(p)	USD	64	(63,120)

Total Borrowed Bonds — (0.4)% (Proceeds: $197,116)			(204,206)

		Par (000)	Value
TBA Sale Commitments — (11.2)%(n)

Mortgage-Backed Securities — (11.2)%
Federal Home Loan Mortgage Corp., 3.00%, 10/15/47	USD	690	$(692,154)
Federal National Mortgage Association:
2.50%, 10/25/32		143	(144,375)
3.00%, 10/25/32 — 10/25/47		2,571	(2,584,643)
3.50%, 10/25/32 — 10/25/47		405	(420,719)
4.00%, 10/25/32 — 10/25/47		1,381	(1,450,860)
4.50%, 10/25/47		13	(13,955)
5.50%, 10/25/47		182	(201,381)
6.00%, 11/25/47		181	(203,653)
Government National Mortgage Association: 4.50%, 10/15/47—11/15/47		359	(382,953)

Total TBA Sale Commitments — (11.2)% (Proceeds: $6,127,951)			(6,094,693)

U.S. Treasury Obligations — (0.2)%
U.S. Treasury Notes:
2.13%, 07/31/24		40	(39,942)
1.88%, 08/31/24(o)		40	(39,288)
2.25%, 08/15/27(o)		20	(19,864)

Total U.S. Treasury Obligations — (0.2)% (Proceeds: $99,967)			(99,094)

Total Investments, Net of Borrowed Bonds, TBA Sale Commitments and U.S. Treasury Obligations — 119.8% (Cost: $64,704,271)			65,310,956

Liabilities in Excess of Other Assets — (19.8)%			(10,809,412)

Net Assets — 100.0%			$54,501,544

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(f)	Perpetual security with no stated maturity date.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Issuer is a U.S. branch of a foreign domiciled bank.
(i)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the fund were as follows:

Affiliates	Shares Held at 12/31/16	Shares Purchased		Shares Sold	Shares Held at 09/30/17	Value at 09/30/2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	419,007	173,222	(1)	—	592,229	$592,229	$978	$—	$—
iShares iBoxx $ High Yield Corporate Bond ETF	—	31,490		(25,190)	6,300	559,188	16,532	28,731	2,175

						$1,151,417	$17,510	$28,731	$2,175

(i)	Represents net shares purchased.

(j)	When-issued security.
(k)	Zero-coupon bond.
(l)	Other interests represent beneficial interests in liquidation trusts and other reorganizational or private entities.
(m)	Non-income producing security.
(n)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Total Return Portfolio

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(2,992)	$361
BNP Paribas Securities Corp.	(105,289)	375
Citigroup Global Markets, Inc.	274,666	5,571
Credit Suisse Securities USA LLC	636,150	(1,193)
Daiwa Securities Co. Ltd.	207,875	(375)
Deutsche Bank Securities, Inc.	(103,183)	353
Goldman Sachs & Co.	184,229	(1,261)
Jefferies LLC	384,295	(1,957)
JP Morgan Securities LLC	(610,714)	5,455
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(1,035,841)	9,037
Mizuho Securities, Inc.	(203,653)	(85)
Morgan Stanley & Co. LLC	(107,924)	438
RBS Capital Market LLC	(205,617)	1,086
Wells Fargo Securities, LLC	(152,966)	160

(o)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(p)	All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.
(q)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(r)	The amount to be repurchased assumes the maturity will be the day after the period end.
(s)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (1)	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Barclays Capital, Inc.	0.80%	9/29/2017	10/02/17	$326,183	$326,190	U.S. Treasury Obligations	Overnight
BNP Paribas SA	1.20%	8/3/2017	Open	585,731	586,864	U.S. Treasury Obligations	Open
BNP Paribas SA	1.23%	8/3/2017	Open	594,220	595,398	U.S. Treasury Obligations	Open
BNP Paribas SA	1.24%	8/3/2017	Open	484,605	485,573	U.S. Treasury Obligations	Open
BNP Paribas SA	(0.15)%	9/29/2017	10/02/17	1,317,698	1,317,692	U.S. Treasury Obligations	Overnight
BNP Paribas SA	1.20%	9/29/2017	10/02/17	711,889	711,912	U.S. Treasury Obligations	Overnight
Credit Suisse Securities USA LLC	1.25%	9/29/2017	10/02/17	605,261	605,282	U.S. Treasury Obligations	Overnight
Credit Suisse Securities USA LLC	1.25%	9/29/2017	10/02/17	1,637,044	1,637,101	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	(0.05)%	9/29/2017	10/02/17	54,656	54,656	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	1.25%	9/29/2017	10/02/17	347,456	347,468	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	1.25%	9/29/2017	10/02/17	363,039	363,051	U.S. Treasury Obligations	Overnight
JP Morgan Securities LLC	1.25%	9/29/2017	10/02/17	725,400	725,425	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.05%	9/29/2017	10/02/17	89,635	89,638	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.18%	9/29/2017	10/02/17	1,714,275	1,714,331	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.27%	9/29/2017	10/02/17	623,875	623,897	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.27%	9/29/2017	10/02/17	266,446	266,456	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.27%	9/29/2017	10/02/17	1,051,440	1,051,477	U.S. Treasury Obligations	Overnight

Total				$11,498,853	$11,502,411

(1)	Certain agreements have no stated maturity date and can be terminated by either party at anytime.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Long Gilt British	1	December 2017	$166	$(5,079)
U.S. Treasury 2 Year Note	1	December 2017	$216	$(32)
U.S. Treasury 5 Year Note	10	December 2017	$1,175	$(7,745)
U.S. Treasury Ultra Bond	3	December 2017	$495	$(9,033)

				(21,889)

Short Contracts
Euro-Bund	(3)	December 2017	$(571)	3,706
U.S. Treasury 10 Year Note	(2)	December 2017	$(251)	290
U.S. Treasury Long Bond	(7)	December 2017	$(981)	12,108

14	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Total Return Portfolio

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
3 Month Euro Dollar	(4)	March 2019	$(1,070)	$(2,775)

				13,329

Total				$(8,560)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	66,629	USD	21,000	Goldman Sachs International	10/03/17	$37
USD	21,000	BRL	65,069	BNP Paribas SA	10/03/17	455
USD	19,000	CLP	12,141,000	Deutsche Bank Securities, Inc.	10/05/17	32
COP	2,947,400	USD	1,000	UBS AG	10/06/17	3
COP	49,980,000	USD	17,000	Deutsche Bank Securities, Inc.	10/06/17	13
COP	106,387,560	USD	36,000	Credit Suisse International	10/06/17	214
EUR	20,000	USD	23,640	HSBC Bank Plc	10/11/17	8
TRY	4,871	USD	1,360	Royal Bank of Scotland	10/11/17	3
TRY	17,389	USD	4,857	Barclays Bank plc	10/11/17	10
TRY	17,391	USD	4,857	UBS AG	10/11/17	11
TRY	64,534	USD	18,000	HSBC Bank Plc	10/11/17	64
TRY	21,225	USD	5,926	BNP Paribas SA	10/11/17	15
USD	23,808	EUR	20,004	Goldman Sachs International	10/11/17	155
USD	23,963	EUR	20,000	BNP Paribas SA	10/11/17	315
USD	17,000	MXN	309,893	Goldman Sachs International	10/11/17	6
USD	19,000	TWD	566,960	JPMorgan Chase Bank	10/11/17	337
RUB	231,600	USD	4,000	Credit Suisse International	10/13/17	14
USD	159	AUD	200	Deutsche Bank AG	10/13/17	3
USD	13,261	AUD	16,800	Barclays Bank plc	10/13/17	84
USD	14,000	ZAR	182,764	Goldman Sachs International	10/13/17	523
RUB	1,737,000	USD	30,000	Bank of America NA	10/18/17	56
USD	21,750	CAD	27,029	Bank of America NA	10/18/17	85
RUB	1,217,139	USD	21,000	Citibank NA	10/20/17	47
USD	175,862	TRY	612,872	Royal Bank of Scotland	10/20/17	4,758
USD	54,632	MXN	997,829	Royal Bank of Scotland	10/23/17	22
USD	68,827	MXN	1,234,378	Goldman Sachs International	10/23/17	1,271
USD	7,432	IDR	100,090,517	UBS AG	10/26/17	16
USD	7,924	IDR	106,651,100	Goldman Sachs International	10/26/17	23
USD	11,489	IDR	154,345,000	UBS AG	10/26/17	53
USD	31,740	IDR	426,807,908	Barclays Bank plc	10/26/17	117
USD	34,206	IDR	459,962,472	Goldman Sachs	10/26/17	126
USD	43,014	IDR	579,111,744	BNP Paribas SA	10/26/17	104
USD	66,410	IDR	890,195,462	JPMorgan Chase Bank	10/26/17	452
USD	112,870	IDR	1,517,187,291	Deutsche Bank Securities, Inc.	10/26/17	456
AUD	21,000	USD	16,422	Bank of America NA	11/08/17	43
USD	321,028	RUB	18,517,313	Citibank NA	11/15/17	2,417
USD	7,434	ZAR	100,187	Bank of America NA	11/17/17	89
USD	53,727	ZAR	718,892	Deutsche Bank AG	11/17/17	1,023
USD	294,000	MXN	5,309,522	HSBC Bank plc	12/20/17	6,104
TRY	1,008,000	USD	260,736	Goldman Sachs	06/25/18	2,077

						21,641

USD	1,000	BRL	3,172	Deutsche Bank AG	10/03/17	(2)
CLP	11,878,800	USD	19,000	Royal Bank of Scotland	10/05/17	(441)
USD	18,000	COP	53,402,400	Royal Bank of Scotland	10/06/17	(178)
USD	36,000	COP	107,460,000	BNP Paribas SA	10/06/17	(578)
EUR	20,000	USD	24,049	Morgan Stanley Co., Inc.	10/11/17	(401)
MXN	427,879	EUR	20,000	Goldman Sachs International	10/11/17	(184)
MXN	302,602	USD	17,000	Goldman Sachs International	10/11/17	(406)
MXN	309,084	USD	17,000	Bank of America NA	10/11/17	(50)
TRY	60,423	USD	17,000	BNP Paribas SA	10/11/17	(87)
TWD	577,030	USD	19,000	Bank of America NA	10/11/17	(5)
IDR	250,420,000	USD	19,000	JPMorgan Chase Bank	10/12/17	(423)
AUD	17,000	USD	13,601	Deutsche Bank AG	10/13/17	(268)
USD	4,000	RUB	231,960	Deutsche Bank AG	10/13/17	(20)
CAD	18,962	USD	15,225	BNP Paribas SA	10/16/17	(26)
TRY	10,664	USD	3,072	Royal Bank of Scotland	10/16/17	(91)
TRY	13,857	USD	4,000	Goldman Sachs International	10/16/17	(127)
TRY	27,684	USD	8,000	HSBC Bank Plc	10/16/17	(262)

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	34,706	USD	10,000	Deutsche Bank AG	10/16/17	$(299)
TRY	51,759	USD	14,928	Citibank NA	10/16/17	(461)
CAD	26,827	USD	21,750	BNP Paribas SA	10/18/17	(248)
MXN	177,808	USD	10,000	Goldman Sachs International	10/18/17	(261)
MXN	178,172	USD	10,000	UBS AG	10/18/17	(241)
MXN	356,300	USD	20,000	JPMorgan Chase Bank	10/18/17	(483)
TRY	107,780	EUR	26,000	Deutsche Bank AG	10/18/17	(646)
TRY	95,655	USD	27,409	BNP Paribas SA	10/23/17	(727)
USD	277,278	TRY	1,008,000	Goldman Sachs	10/23/17	(3,895)
ZAR	129,059	USD	10,000	Bank of America NA	10/23/17	(499)
MXN	657,427	USD	37,000	Goldman Sachs International	10/25/17	(1,032)
IDR	116,865,946	USD	8,700	Citibank NA	10/26/17	(41)
IDR	154,915,325	USD	11,531	Deutsche Bank Securities, Inc.	10/26/17	(52)
IDR	157,065,374	USD	11,692	Morgan Stanley Co., Inc.	10/26/17	(55)
IDR	307,512,355	USD	22,891	BNP Paribas SA	10/26/17	(106)
USD	9,209	IDR	124,435,150	Bank of America NA	10/26/17	(11)
IDR	836,766,000	USD	63,000	BNP Paribas SA	10/27/17	(1,006)
RUB	866,460	USD	15,000	JPMorgan Chase Bank	10/27/17	(52)
USD	15,000	RUB	878,400	Deutsche Bank Securities, Inc.	10/27/17	(154)
CLP	12,079,250	USD	19,000	Credit Suisse International	11/03/17	(140)
CLP	12,147,460	USD	19,000	Deutsche Bank Securities, Inc.	11/03/17	(34)
USD	17,000	COP	50,158,500	Deutsche Bank Securities, Inc.	11/03/17	(9)
USD	18,794	AUD	24,000	Goldman Sachs International	11/06/17	(24)
RUB	581,000	USD	10,000	JPMorgan Chase Bank	11/15/17	(3)
RUB	581,000	USD	10,000	Deutsche Bank AG	11/15/17	(3)
TRY	7,000	USD	1,987	BNP Paribas SA	11/20/17	(51)
USD	159,285	TRY	576,000	BNP Paribas SA	11/20/17	(39)
IDR	188,440,000	USD	14,000	HSBC Bank plc	11/22/17	(76)
IDR	188,300,000	USD	14,000	JPMorgan Chase Bank	11/29/17	(97)
TRY	50,000	USD	13,400	BNP Paribas SA	06/25/18	(363)
TRY	583,000	USD	150,011	BNP Paribas SA	08/20/18	(195)

						(14,852)

Net Unrealized Appreciation						$6,789

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
U.S. Treasury 10 Year Note Futures	78	10/27/2017	USD	124.50	USD	9,774	$17,063
U.S. Treasury 10 Year Note Futures	30	11/24/2017	USD	124.00	USD	3,759	8,437
U.S. Treasury 10 Year Note Futures	40	10/27/2017	USD	125.00	USD	5,013	15,625

							$41,125

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Expiration Date	Exercise Price	Barrier Price/Range	Notional Amount (000)		Value
Put
USD Currency	Down and Out	JPMorgan Chase Bank NA	11/16/2017	BRL 3.10	USD 2.96	USD	30	$81

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call:
USD Currency	JPMorgan Chase Bank NA	—	10/12/2017	CAD	1.23	USD	22	$319
USD Currency	Credit Suisse International	—	10/12/2017	RUB	63.00	USD	20	—
USD Currency	BNP Paribas SA	—	10/16/2017	CAD	1.28	USD	29	14
USD Currency	Morgan Stanley & Co. International plc	—	10/19/2017	ZAR	13.50	USD	13	204
USD Currency	Goldman Sachs International	—	10/19/2017	MXN	18.25	USD	25	217
USD Currency	Deutsche Bank AG	—	11/17/2017	MXN	18.00	USD	30	720
USD Currency	HSBC Bank plc	—	03/05/2018	KRW	1,190.00	USD	1,130	17,704

								19,178

16	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Total Return Portfolio

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put:
USD Currency	Deutsche Bank AG	—	10/11/2017	MXN	18.00	USD	30	$65
USD Currency	Deutsche Bank AG	—	10/12/2017	RUB	60.30	USD	20	916
USD Currency	JPMorgan Chase Bank NA	—	10/19/2017	ZAR	13.00	USD	25	21
AUD Currency	Goldman Sachs International	—	10/26/2017	USD	0.78	AUD	30	158
AUD Currency	Deutsche Bank AG	—	11/06/2017	USD	0.79	AUD	30	350
USD Currency	HSBC Bank plc	—	11/24/2017	INR	65.50	USD	30	216
USD Currency	Citibank NA	—	11/30/2017	ZAR	13.50	USD	20	350
USD Currency	JPMorgan Chase Bank NA	—	11/30/2017	BRL	3.17	USD	20	297
USD Currency	Credit Suisse International	—	12/13/2017	RUB	58.50	USD	20	470
EUR Currency	Deutsche Bank AG	—	02/15/2018	TRY	4.32	EUR	25	573

								3,416

								$22,594

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
U.S. Treasury 10 Year Note Futures	78	10/27/2017	USD	123.50	USD	7,800	$(4,875)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	—	10/12/2017	RUB	63.00	USD	(20)$	–
USD Currency	Goldman Sachs International	—	10/19/2017	ZAR	13.50	USD	(25)	(399)
AUD Currency	Deutsche Bank AG	—	11/06/2017	USD	0.81	AUD	(30)	(37)
USD Currency	Deutsche Bank AG	—	11/17/2017	MXN	18.60	USD	(45)	(387)
USD Currency	HSBC Bank plc	—	11/24/2017	INR	66.50	USD	(15)	(88)
USD Currency	Credit Suisse International	—	12/13/2017	RUB	62.00	USD	(20)	(125)
EUR Currency	Deutsche Bank AG	—	02/15/2018	TRY	4.50	EUR	(18)	(498)
USD Currency	HSBC Bank plc	—	03/05/2018	KRW	1,303.00	USD	(1,130)	(6,732)

								(8,266)

Put
USD Currency	Credit Suisse International	—	10/12/2017	RUB	60.30	USD	(20)	(908)
USD Currency	Goldman Sachs International	—	10/19/2017	ZAR	13.00	USD	(25)	(21)
USD Currency	Deutsche Bank AG	—	10/26/2017	RUB	57.50	USD	(21)	(184)
USD Currency	Citibank NA	—	11/30/2017	ZAR	13.10	USD	(40)	(282)
USD Currency	JPMorgan Chase Bank NA	—	11/30/2017	BRL	3.11	USD	(40)	(284)
EUR Currency	Deutsche Bank AG	—	02/15/2018	TRY	4.10	EUR	(18)	(102)

								(1,781)

								$(10,047)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate (%)	Frequency	Rate (%)	Frequency
7.36%	Monthly	28 day MXIBTIIE	Monthly	N/A		01/28/2019	MXN	4,421	$(531)	$–	$(531)
28 day
MXIBTIIE	Monthly	7.08%	Monthly	N/A		08/08/2019	MXN	5,320	123	–	123
28 day
MXIBTIIE	Monthly	7.32%	Monthly	N/A		02/20/2020	MXN	3,960	1,846	–	1,846
28 day
MXIBTIIE	Monthly	7.16%	Monthly	N/A		04/29/2020	MXN	3,760	1,225	–	1,225
3 month LIBOR	Quarterly	2.04%	Semi-Annual	7/26/2019	(1)	07/26/2021	USD	1,426	(1,636)	–	(1,636)
3 month LIBOR	Quarterly	2.09%	Semi-Annual	7/29/2019	(1)	07/29/2021	USD	1,460	(473)	–	(473)
3 month LIBOR	Quarterly	2.08%	Semi-Annual	7/31/2019	(1)	07/31/2021	USD	4,196	(1,952)	–	(1,952)
28 day
MXIBTIIE	Monthly	7.44%	Monthly	N/A		03/07/2022	MXN	1,343	1,838	–	1,838
28 day
MXIBTIIE	Monthly	7.47%	Monthly	N/A		03/07/2022	MXN	671	954	–	954

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Total Return Portfolio

Rate (%)	Frequency	Rate (%)	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
28 day
MXIBTIIE	Monthly	7.48%	Monthly	N/A		03/07/2022	MXN	671	$967	$–	$967
28 day
MXIBTIIE	Monthly	7.16%	Monthly	N/A		06/01/2022	MXN	1,590	1,267	–	1,267
28 day
MXIBTIIE	Monthly	6.32%	Monthly	N/A		07/17/2025	MXN	633	(1,391)	–	(1,391)
3 month LIBOR	Quarterly	2.13%	Semi-Annual	N/A		08/25/2025	USD	20	(60)	–	(60)
2.27%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/11/2025	USD	31	(215)	–	(215)
7.66%	Quarterly	3 month JIBAR	Quarterly	N/A		09/14/2027	ZAR	265	252	–	252
7.72%	Quarterly	3 month JIBAR	Quarterly	N/A		09/19/2027	ZAR	430	288	–	288
7.71%	Quarterly	3 month JIBAR	Quarterly	N/A		09/19/2027	ZAR	215	155	–	155
7.74%	Quarterly	3 month JIBAR	Quarterly	N/A		09/21/2027	ZAR	175	100	–	100
2.50%	Semi-Annual	3 month LIBOR	Quarterly	7/26/2019	(1)	07/26/2029	USD	316	(608)	–	(607)
2.57%	Semi-Annual	3 month LIBOR	Quarterly	7/29/2019	(1)	07/29/2029	USD	310	(2,473)	–	(2,473)
2.58%	Semi-Annual	3 month LIBOR	Quarterly	7/31/2019	(1)	07/31/2029	USD	932	(8,244)	–	(8,244)

									$(8,568)	$–	$(8,568)

(1)	Forward Swap.

OTC Credit Default Swaps - Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00	Quarterly	JPMorgan Chase Bank	06/20/2020	USD	66	$(759)	$324	$(1,083)
United Mexican States	1.00	Quarterly	Bank of America NA	09/20/2020	USD	66	(751)	503	(1,254)
Argentine Republic	5.00	Quarterly	Goldman Sachs	12/20/2022	USD	60	(5,974)	(5,333)	(641)
Argentine Republic	5.00	Quarterly	Goldman Sachs	12/20/2022	USD	56	(5,586)	(4,904)	(682)
Loews Corp.	1.00	Quarterly	Barclays Bank plc	12/20/2022	USD	35	(1,366)	(1,196)	(170)
Republic of South Africa	1.00	Quarterly	Morgan Stanley & Co. International plc	12/20/2022	USD	80	3,408	3,280	128
Republic of South Africa	1.00	Quarterly	Bank of America NA	12/20/2022	USD	86	3,663	3,526	137
Republic of the Philippines	1.00	Quarterly	JPMorgan Chase Bank	12/20/2022	USD	104	(1,744)	(1,666)	(78)
Russian Federation	1.00	Quarterly	Morgan Stanley & Co. International plc	12/20/2022	USD	5	107	128	(21)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International plc	09/17/2058	USD	40	56	525	(469)
CMBX.NA.9.AAA	0.50	Monthly	Credit Suisse AG	09/17/2058	USD	20	28	243	(215)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International plc	09/17/2058	USD	10	15	122	(107)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International plc	09/17/2058	USD	10	15	122	(107)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International plc	09/17/2058	USD	90	127	1,315	(1,188)
CMBX.NA.9.AAA	0.50	Monthly	Deutsche Bank AG	09/17/2058	USD	20	29	247	(218)
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/2063	USD	40	(275)	0	(275)
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/2063	USD	40	(275)	(30)	(245)
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/2063	USD	30	(207)	(4)	(203)
CMBX.NA.6.BBB-	3.00	Monthly	Deutsche Bank AG	05/11/2063	USD	20	3,026	1,782	1,244
CMBX.NA.6.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	05/11/2063	USD	10	1,513	976	537
CMBX.NA.6.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	05/11/2063	USD	10	1,513	630	883
CMBX.NA.6.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	05/11/2063	USD	10	1,513	630	883

							$(1,924)	$1,220	$(3,144)

OTC Credit Default Swaps - Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund (%)	Payment Frequency	Counterparty	Termination Date	Credit Rating (1)	Notional Amount (000) (2)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Transocean, Inc.	1.00	Quarterly	Goldman Sachs	06/20/2019	B+	USD	50	$(363)	$(529)	$166
Transocean, Inc.	1.00	Quarterly	Goldman Sachs	06/20/2019	B+	USD	10	(72)	(105)	33
United Mexican States	1.00	Quarterly	Bank of America NA	06/20/2020	Not Rated	USD	66	759	(375)	1,134

18	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Total Return Portfolio

Reference Obligation/Index	Financing Rate Received by the Fund (%)	Payment Frequency	Counterparty	Termination Date	Credit Rating (1)	Notional Amount (000) (2)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00	Quarterly	JPMorgan Chase Bank	09/20/2020	Not Rated	USD	66	$751	$(438)$	1,189
CDX.NA.IG.29-V1	1.00	Quarterly	Citigroup Global Markets, Inc.	12/20/2022	Not Rated	USD	698	15,438	14,554	884
CMBX.NA.3.AM	0.50	Monthly	Credit Suisse AG	12/13/2049	Not Rated	USD	200	(80)	(1,700)	1,620
CMBX.NA.4.AM	0.50	Monthly	Deutsche Bank AG	02/17/2051	Not Rated	USD	50	(43)	(1,417)	1,374
CMBX.NA.8.A	2.00	Monthly	Goldman Sachs	10/17/2057	Not Rated	USD	10	(561)	(557)	(4)
			J.P. Morgan
CMBX.NA.9.A	2.00	Monthly	Securities LLC	09/17/2058	Not Rated	USD	30	(1,317)	(1,549)	232
CMBX.NA.9.A	2.00	Monthly	Morgan Stanley & Co. International plc	09/17/2058	Not Rated	USD	10	(439)	(332)	(107)
CMBX.NA.9.A	2.00	Monthly	Morgan Stanley & Co. International plc	09/17/2058	Not Rated	USD	10	(439)	(217)	(222)
CMBX.NA.9.A	2.00	Monthly	Deutsche Bank AG	09/17/2058	Not Rated	USD	20	(878)	(699)	(179)
			J.P. Morgan
CMBX.NA.9.A	2.00	Monthly	Securities LLC	09/17/2058	Not Rated	USD	10	(439)	(267)	(172)
CMBX.NA.9.A	2.00	Monthly	Morgan Stanley & Co. International plc	09/17/2058	Not Rated	USD	10	(439)	(484)	45
CMBX.NA.9.A	2.00	Monthly	Deutsche Bank AG	09/17/2058	Not Rated	USD	10	(439)	(502)	63
CMBX.NA.9.A	2.00	Monthly	Morgan Stanley & Co. International plc	09/17/2058	Not Rated	USD	10	(439)	(499)	60
CMBX.NA.9.A	2.00	Monthly	Credit Suisse AG	09/17/2058	Not Rated	USD	10	(439)	(513)	74
CMBX.NA.9.A	2.00	Monthly	Morgan Stanley & Co. International plc	09/17/2058	Not Rated	USD	10	(440)	(525)	85
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International plc	09/17/2058	Not Rated	USD	5	(634)	(525)	(109)
CMBX.NA.9.BBB-	3.00	Monthly	Credit Suisse AG	09/17/2058	Not Rated	USD	10	(1,270)	(1,028)	(242)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International plc	09/17/2058	Not Rated	USD	20	(2,539)	(2,508)	(31)
CMBX.NA.10.A	2.00	Monthly	Deutsche Bank AG	11/17/2059	Not Rated	USD	20	(701)	(882)	181
CMBX.NA.10.A	2.00	Monthly	Deutsche Bank AG	11/17/2059	Not Rated	USD	10	(351)	(449)	98
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/2059	Not Rated	USD	10	(1,191)	(879)	(312)

								$3,435	$(2,425)$	5,860

(1)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(2)	The maximum potential amount of the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
9.50%	At Termination	1 day BZDIOVER	At Termination	Bank of America NA	10/02/2017	BRL	653	$(119)	$—	$(119)
1.69%	Quarterly	3 month CD_KSDA	Quarterly	Deutsche Bank AG	11/10/2017	KRW	100,213	(61)	—	(61)
3 month CD_KSDA	Quarterly	1.92%	Quarterly	Deutsche Bank AG	11/10/2017	KRW	100,213	108	—	108
8.98%	At Termination	1 day BZDIOVER	At Termination	Citibank NA	01/02/2018	BRL	166	(58)	—	(58)
9.98%	At Termination	1 day BZDIOVER	At Termination	Citibank NA	01/02/2018	BRL	530	(1,165)	—	(1,165)
9.98%	At Termination	1 day BZDIOVER	At Termination	JPMorgan Chase Bank	01/02/2018	BRL	530	(848)	—	(848)
4.55%	Monthly	28 day MXIBTIIE	Monthly	Barclays Bank plc	03/21/2018	MXN	408	333	—	333

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Total Return Portfolio

Rate	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
4.85%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	11/01/2018	MXN	358	$533	$—	$533
28 day MXIBTIIE	Monthly	7.07%	Monthly	Citibank NA	11/21/2018	MXN	1,406	(158)	—	(158)
28 day MXIBTIIE	Monthly	7.06%	Monthly	JPMorgan Chase Bank	11/21/2018	MXN	1,688	(201)	—	(201)
28 day MXIBTIIE	Monthly	6.98%	Monthly	JPMorgan Chase Bank	11/28/2018	MXN	1,361	(243)	—	(243)
28 day MXIBTIIE	Monthly	6.98%	Monthly	Citibank NA	11/28/2018	MXN	2,400	(428)	93	(521)
1 day BZDIOVER	At Termination	9.28%	At Termination	JPMorgan Chase Bank	01/02/2019	BRL	430	3,034	—	3,034
7.75%	At Termination	1 day BZDIOVER	At Termination	Bank of America NA	01/02/2019	BRL	436	(732)	—	(732)
1 day BZDIOVER	At Termination	9.25%	At Termination	Citibank NA	01/02/2019	BRL	453	3,148	—	3,148
8.00%	At Termination	1 day BZDIOVER	At Termination	Citibank NA	01/02/2019	BRL	436	(1,126)	—	(1,126)
8.78%	At Termination	1 day BZDIOVER	At Termination	Citibank NA	01/02/2020	BRL	437	(2,180)	—	(2,180)
1 day BZDIOVER	At Termination	9.14%	At Termination	Bank of America NA	01/04/2021	BRL	194	877	—	877
3.27%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	05/16/2021	USD	210	(12,339)	—	(12,339)
1 day BZDIOVER	At Termination	9.61%	At Termination	Bank of America NA	01/02/2023	BRL	102	505	—	505
1 day BZDIOVER	At Termination	9.84%	At Termination	Citibank NA	01/02/2023	BRL	194	1,681	—	1,681
1 day BZDIOVER	At Termination	9.85%	At Termination	Citibank NA	01/02/2023	BRL	102	897	—	897
5.72%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	01/03/2025	MXN	336	1,302	—	1,302
28 day MXIBTIIE	Monthly	6.42%	Monthly	Bank of America NA	06/06/2025	MXN	262	(478)	—	(478)
28 day MXIBTIIE	Monthly	6.33%	Monthly	Citibank NA	06/09/2025	MXN	131	(280)	—	(280)
28 day MXIBTIIE	Monthly	6.32%	Monthly	Citibank NA	07/17/2025	MXN	316	(688)	—	(688)
6.31%	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG	08/11/2025	MXN	1,180	2,680	—	2,680
28 day MXIBTIIE	Monthly	6.27%	Monthly	Bank of America NA	12/05/2025	MXN	36	(90)	—	(90)

								$(6,096)	$93$	(6,189)

OTC Inflation Swaps

Paid by the Fund	Received by the Fund	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1 month UKRPI	3.46	At Termination	Citigroup Global Markets, Inc.	10/15/2026	GBP	137	$1,440	$—	$1,440

20	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Total Return Portfolio

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
RUB	New Russian Ruble
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand
Portfolio Abbreviations

ABS	Asset Backed Security
BZDIOVER	Overnight Brazil CETIP - Interbank Rate
CD_KSDA	Certificates of Deposit by the Korean Securities Dealers Association
CLO	Collateralized Loan Obligation
ETF	Exchange Traded Fund
GO	General Obligation
JIBAR	Johannesburg Interbank Average Rate
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexican Equilibrium Interbank Interest Rate
OTC	Over-the-counter
RB	Revenue Bonds
TBA	To-be-announced
UKRPI	United Kingdom Retail Price Index

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Total Return Portfolio

associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments
Asset-Backed Securities	$—	$6,164,117	$291,399	$6,455,516
Corporate Bonds
Aerospace & Defense	—	178,553	—	178,553
Air Freight & Logistics	—	123,767	—	123,767
Airlines	—	161,383	—	161,383
Auto Components	—	42,583	—	42,583
Automobiles	—	109,808	—	109,808
Banks	—	4,075,792	—	4,075,792
Beverages	—	101,276	—	101,276
Biotechnology	—	460,731	—	460,731
Building Products	—	34,213	—	34,213
Capital Markets	—	1,446,432	—	1,446,432
Chemicals	—	93,990	—	93,990
Commercial Services & Supplies	—	175,534	—	175,534
Communications Equipment	—	21,529	—	21,529
Consumer Finance	—	698,071	—	698,071
Containers & Packaging	—	106,017	—	106,017
Diversified Financial Services	—	545,442	81,718	627,160
Diversified Telecommunication Services	—	772,067	—	772,067
Electric Utilities	—	343,505	—	343,505
Electrical Equipment	—	23,159	—	23,159
Electronic Equipment, Instruments & Components	—	34,406	—	34,406
Energy Equipment & Services	—	78,189	—	78,189
Equity Real Estate Investment Trusts (REITs)	—	159,635	—	159,635
Food & Staples Retailing	—	55,211	—	55,211
Food Products	—	39,918	—	39,918
Gas Utilities	—	23,034	—	23,034
Health Care Equipment & Supplies	—	233,972	—	233,972
Health Care Providers & Services	—	479,903	—	479,903
Hotels, Restaurants & Leisure	—	91,853	—	91,853
Household Durables	—	51,783	—	51,783
Industrial Conglomerates	—	5,416	—	5,416
Insurance	—	230,608	—	230,608
Internet & Direct Marketing Retail	—	71,237	—	71,237
IT Services	—	105,996	—	105,996
Media	—	732,422	—	732,422
Metals & Mining	—	257,514	—	257,514
Multi-Utilities	—	75,761	—	75,761
Oil, Gas & Consumable Fuels	—	564,126	—	564,126
Paper & Forest Products	—	29,227	—	29,227
Pharmaceuticals	—	449,625	—	449,625
Road & Rail	—	152,392	—	152,392
Semiconductors & Semiconductor Equipment	—	790,956	—	790,956
Software	—	545,566	—	545,566
Technology Hardware, Storage & Peripherals	—	620,385	—	620,385
Trading Companies & Distributors	—	167,464	—	167,464
Wireless Telecommunication Services	—	9,022	—	9,022
Floating Rate Loan Interests	—	—	284,651	284,651
Foreign Agency Obligations	—	250,093	—	250,093
Foreign Government Obligations	—	2,633,700	—	2,633,700
Investment Companies	559,188	—	—	559,188
Municipal Bonds	—	3,300,843	—	3,300,843
Non-Agency Mortgage-Backed Securities	—	3,194,849	717,004	3,911,853
Other Interests	—	—	—	—
Preferred Securities	192,154	—	—	192,154
U.S. Government Sponsored Agency Securities	—	20,369,682	—	20,369,682
U.S. Treasury Obligations	—	17,237,236	—	17,237,236
Short-Term Securities
Borrowed Bond Agreements	—	206,649	—	206,649
Money Market Funds	592,393	—	—	592,393

22	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Total Return Portfolio

	Level 1	Level 2	Level 3	Total
Assets:
Options Purchased:
Foreign currency exchange contracts	$—	$22,675	$—	$22,675
Interest rate contracts	41,125	—	—	41,125
Liabilities:
Borrowed Bonds	—	(204,206)	—	(204,206)
TBA Sale Commitments	—	(6,094,693)	—	(6,094,693)
U.S. Treasury Obligations	—	(99,094)	—	(99,094)

	$1,384,860	$62,551,324	$1,374,772	$65,310,956

Derivative Financial Instruments(1)
Assets:
Credit contracts	$—	$11,050	$—	$11,050
Foreign currency exchange contracts	—	21,641	—	21,641
Interest rate contracts	16,104	25,553	—	41,657
Liabilties:
Credit contracts	—	(8,334)	—	(8,334)
Foreign currency exchange contracts	—	(24,899)	—	(24,899)

Interest rate contracts	(29,539)	(38,870)	—	(68,409)

Total	$(13,435)	$(13,859)	$—	$(27,294)

(1)	Derivative financial instruments are swaps, future contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended September 30, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	FloatingRate Loan Interests	Non-Agency Mortgage- Backed Securities	Options Purchased	Options Written	Other Interests	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of December 31,
2016	$1,579,936	$—	$—	$566,628	$—	$—	$—	$—	$2,146,564
Transfers into Level 3	—	340,883	88,108	282,124	—	—	—	—	711,115
Transfers out of Level 3(1)	(2,609,754)	(250,000)	—	(264,089)	—	—	—	(23,770)	(3,147,613)
Accrued discounts/premiums	204	—	703	804	—	—	—	(2)	1,709
Net realized gain (loss)	553	—	1,228	5,558	—	—	—	—	7,339
Net change in unrealized appreciation (depreciation)(2)	1,764	(1,015)	(35)	10,313	(756)	1,384	—	—	11,655
Purchases	1,348,951	—	382,413	393,857	756	(1,384)	—	33,896	2,158,489
Sales	(30,255)	(8,150)	(187,766)	(278,191)	—	—	—	(10,124)	(514,486)

Closing Balance, as of September 30, 2017	$291,399	$81,718	$284,651	$717,004	$—	$—	$—	$—	$1,374,772

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2017(2)	$1,275	$(1,015)	$(35)	$(704)	$—	$—	$—	$—	$(479)

(1)	As of December 31, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2017 the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.
(2)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

SCHEDULE OF INVESTMENTS	23

Schedule of Investments September 30, 2017 (unaudited)	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities — 3.8%(a)
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, 2.93%, 09/15/26(b)	USD	170	$171,337
Bsprt Issuer Ltd., Series 2017-FL1, Class A, 2.67%, 06/15/27(b)(c)		170	170,289
Dryden XXVIII Senior Loan Fund, Series 2013- 28A, Class A1LR, 2.52%, 08/15/30(b)		500	500,263
Invitation Homes Trust, Series 2014-SFR3, Class A, 2.43%, 12/17/31(b)		19	18,529
OCP CLO Ltd., Series 2012-2A, Class A1R, 2.71%, 11/22/25(b)		600	605,806
Progress Residential Trust, Series 2017-SFR1, Class A, 2.77%, 08/17/34		100	99,963
Tricon American Homes Trust, Series 2015-SFR1, Class A, 2.57%, 05/17/32(b)		172	173,200
Washington Mill CLO Ltd., Series 2014-1A, Class A1R, 2.53%, 04/20/26(b)		400	399,823

Total Asset-Backed Securities — 3.8% (Cost: $2,129,918)			2,139,210

Foreign Government Obligations — 1.1%

Mexico — 1.1%
United Mexican States:
5.00%, 12/11/19	MXN	11,650	616,836
10.00%, 11/20/36		200	14,181
8.50%, 11/18/38		200	12,509

			643,526

Total Foreign Government Obligations — 1.1% (Cost: $648,493)			643,526

Non-Agency Mortgage-Backed Securities — 2.7%(b)

Commercial Mortgage-Backed Securities — 2.0%(a)
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 2.73%, 07/05/33	USD	600	599,999
CSMC, Series 2016-MFF, Class A, 2.83%, 11/15/33		100	100,380
GAHR Commercial Mortgage Trust, Series 2015- NRF, Class AFL1, 2.53%, 12/15/34		115	114,549
LMREC, Inc., Series 2016-CRE2, Class A, 2.94%, 11/24/31		100	100,627
RAIT Trust, Series 2017-FL7, Class A, 2.18%, 06/15/37		250	250,087

			1,165,642
Interest Only Commercial Mortgage-Backed Securities — 0.7%
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.92%, 05/10/58		628	69,134
COMM Mortgage Trust, Series 2015-CR24, Class XA, 1.01%, 08/10/48		1,146	57,578
Core Industrial Trust(a):
Series 2015-TEXW, Class XA, 0.90%, 02/10/34		2,600	77,603
Series 2015-CALW, Class XA, 0.94%, 02/10/34		3,120	97,482
Series 2015-WEST, Class XA, 1.08%, 02/10/37		1,300	75,653

			377,450
Total Non-Agency Mortgage-Backed Securities — 2.7% (Cost: $1,567,022)			1,543,092

Security		Par (000)	Value
U.S. Government Sponsored Agency Securities — 68.1%

Agency Obligations — 0.8%
Federal Home Loan Banks, 4.00%, 04/10/28	USD	400	$441,751

Collateralized Mortgage Obligations — 3.8%
Federal Home Loan Mortgage Corp., Series K066, Class A2, 3.12%, 06/25/27		1,046	1,068,104
Federal National Mortgage Association:
Series 2011-8, Class ZA, 4.00%, 02/25/41		261	275,154
Series 2017-69, Class HA, 3.00%, 06/25/46 .		596	606,829
Government National Mortgage Association Variable Rate Notes, Series 2014-107, Class WX, 6.78%, 07/20/39(b)		158	181,838

			2,131,925
Commercial Mortgage-Backed Securities — 0.9%
Federal Home Loan Mortgage Corp., Series K067, Class A2, 3.19%, 07/25/27		365	374,677
Federal National Mortgage Association ACES Variable Rate Notes, Series 2017-M7, Class A2, 2.96%, 02/25/27(b)		165	166,390

			541,067
Interest Only Commercial Mortgage-Backed Securities — 1.3%(b)
Federal Home Loan Mortgage Corp. Variable Rate Notes:
Series K718, Class X10.77%, 01/25/22		329	7,621
Series K064, Class X10.75%, 03/25/27		1,199	58,782
Federal National Mortgage Association ACES Variable Rate Notes, Series 2016-M4, Class X2, 2.80%, 01/25/39		538	63,709
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 02/25/22(a)		18,544	64,960
Government National Mortgage Association Variable Rate Notes:
Series 2002-83, Class IO, 0.00%, 10/16/42		468	1
Series 2003-17, Class IO, 0.00%, 03/16/43		955	–
Series 2003-109, Class IO, 0.00%, 11/16/43 .		1,026	91
Series 2017-44, Class IO, 0.70%, 04/17/51		635	40,949
Series 2017-53, Class IO, 0.69%, 11/16/56		3,971	259,424
Series 2017-24, Class IO, 0.86%, 12/16/56		297	20,818
Series 2017-72, Class IO, 0.68%, 04/16/57		1,119	77,658
Series 2017-64, Class IO, 0.72%, 11/16/57		303	21,669
Series 2017-30, Class IO, 0.76%, 08/16/58		634	43,252
Series 2017-54, Class IO, 0.68%, 12/16/58		413	28,482
Series 2017-61, Class IO, 0.77%, 05/16/59		428	35,942

			723,358
Mortgage-Backed Securities — 61.3%
Federal Home Loan Mortgage Corp.:
2.50%, 09/01/27 - 10/15/32(d)		731	738,135
3.00%, 01/01/30 - 04/01/47(d)		2,907	2,932,500
8.00%, 03/01/30 - 06/01/31		15	15,142
2.50%, 01/01/31 - 07/01/31		21	20,728
3.50%, 11/15/32 - 10/15/47(d)		1,864	1,929,286
4.50%, 02/01/39 - 10/15/47(d)		356	382,945
4.00%, 08/01/40 - 10/15/47(d)		999	1,059,709
5.50%, 06/01/41		142	158,037
5.00%, 11/01/41		152	166,477
Federal National Mortgage Association:
5.50%, 11/01/21 - 09/01/39(d)		440	486,082
4.00%, 02/01/25 - 08/01/47(d)		3,850	4,080,392
4.50%, 06/01/26 - 10/25/47(d)		2,007	2,162,335
3.50%, 07/01/26 - 10/25/47(d)		3,048	3,168,458
2.50%, 11/01/26 - 10/01/32(d)		2,125	2,142,420
3.00%, 04/01/29 - 03/01/47(d)		6,836	6,902,484
2.50%, 06/01/31 - 07/01/31		10	9,585
5.00%, 02/01/35 - 12/01/43(d)		325	356,726

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Federal National Mortgage Association: (continued)
6.00%, 04/01/35 - 09/01/40(d)	USD	290	$330,547
6.50%, 05/01/40		64	73,247
Government National Mortgage Association:
5.00%, 07/15/39 - 07/20/44		112	122,601
4.50%, 12/20/39 - 02/15/42(d)		1,463	1,575,149
4.00%, 10/20/40 - 11/15/47(d)		1,147	1,211,205
3.50%, 12/20/41 - 10/15/47(d)		2,537	2,639,562
3.00%, 10/15/47(d)		1,957	1,984,214

			34,647,966
Total U.S. Government Sponsored Agency Securities — 68.1% (Cost: $38,368,649)			38,486,067

U.S. Treasury Obligations — 55.6%
U.S. Treasury Bonds:
6.13%, 08/15/29		102	141,577
6.25%, 05/15/30		95	134,918
4.25%, 05/15/39		181	226,427
4.50%, 08/15/39		176	227,556
4.38%, 11/15/39		176	223,946
3.13%, 02/15/43		445	469,562
2.88%, 05/15/43 - 11/15/46		1,019	1,024,631
3.63%, 08/15/43		416	477,392
3.75%, 11/15/43		407	477,080
3.00%, 02/15/47		552	567,805
2.75%, 08/15/47		870	851,105
U.S. Treasury Notes:
1.25%, 04/30/19 - 05/31/19		5,260	5,244,193
1.38%, 09/30/19		2,225	2,220,394
1.50%, 04/15/20 - 03/31/23		3,485	3,467,980
2.63%, 08/15/20 - 11/15/20		2,232	2,297,000
1.38%, 09/15/20		1,750	1,737,900
1.88%, 04/30/22 - 08/31/24		2,333	2,310,590
1.75%, 05/31/22 - 09/30/22		1,879	1,864,692
1.63%, 08/31/22 - 04/30/23		2,724	2,682,399
2.00%, 11/30/22 - 11/15/26		3,498	3,466,323
2.13%, 05/15/25		305	303,022
2.25%, 11/15/25 - 08/15/27		1,033	1,027,436

Total U.S. Treasury Obligations — 55.6% (Cost: $31,459,691)			31,443,928

Total Long-Term Investments — 131.3% (Cost: $74,173,773)			74,255,823

Security		Par (000)/ Shares	Value
Short-Term Securities — 2.2%

Money Market Funds — 2.2%(e)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91%(f)		1,219,151	$1,219,151
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 0.84%		998	998

Total Money Market Funds — 2.2% (Cost: $1,220,149)			1,220,149

Total Short-Term Securities — 2.2% (Cost: $1,220,149)			1,220,149

Total Options Purchased — 0.1% (Cost: $76,885)			74,224

Total Investments Before TBA Sale Commitments — 133.6% (Cost: $75,470,807)			75,550,196

TBA Sale Commitments — (19.1)%(d)
Mortgage-Backed Securities — (19.1)%
Federal Home Loan Mortgage Corp., 3.00%, 10/15/47	USD	1,162	(1,166,602)
Federal National Mortgage Association:
2.50%, 10/25/32		249	(250,491)
3.00%, 10/25/32 - 10/25/47		5,051	(5,100,289)
3.50%, 10/25/32 - 10/25/47		637	(660,749)
4.00%, 10/25/32 - 10/25/47		2,764	(2,909,417)
5.00%, 10/25/47		103	(112,351)
5.50%, 10/25/47		74	(81,880)
6.00%, 11/25/47		69	(77,636)
Government National Mortgage Association, 4.50%, 10/15/47		419	(446,628)

Total TBA Sale Commitments — (19.1)% (Proceeds: $10,862,448)			(10,806,043)

Total Investments Net of TBA Sale Commitments — 114.5% (Cost: $64,608,359)			64,744,153

Liabilities in Excess of Other Assets — (14.5)%			(8,192,617)

Net Assets — 100.0%			$56,551,536

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock U.S. Government Bond Portfolio

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(247,492)	$1,476
BNP Paribas Securities Corp.	(105,289)	375
Citigroup Global Markets, Inc.	238,091	9,225
Credit Suisse Securities (USA) LLC	564,326	(776)
Daiwa Capital Markets America, Inc.	415,750	(750)
Deutsche Bank Securities, Inc.	(205,314)	713
Goldman Sachs & Co.	468,434	(813)
Jefferies LLC	486,699	(2,730)
JP Morgan Securities LLC	(1,175,329)	7,704
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(1,999,916)	15,010
Mizuho Securities USA LLC	(77,636)	(32)
Morgan Stanley & Co. LLC	22,995	(207)
Nomura Securities International, Inc.	(40,272)	109
RBS Capital Market, LLC	(411,234)	2,156
Wells Fargo Securities, LLC	(191,069)	308

(e)	Annualized 7-day yield as of period end.
(f)	During the period ended year ended September 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares Held at 12/31/16	Net Activity	Shares Held at 09/30/17	Value at 09/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	1,219,151	1,219,151	$1,219,151	$6,062	$—	$—

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of non cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Barclays Capital, Inc.	0.80%	9/29/2017	10/02/17	$453,863	$453,893	U.S. Treasury Obligations	Overnight
BNP Paribas SA	(0.15)%	9/29/2017	10/02/17	2,303,227	2,303,199	U.S. Treasury Obligations	Overnight
BNP Paribas SA	1.20%	9/29/2017	10/02/17	1,119,398	1,119,509	U.S. Treasury Obligations	Overnight
Credit Suisse Securities USA LLC	1.25%	9/29/2017	10/02/17	951,555	951,654	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	(0.05)%	9/29/2017	10/02/17	1,739,062	1,739,055	U.S. Treasury Obligations	Overnight
JP Morgan Securities LLC	1.25%	9/29/2017	10/02/17	1,140,490	1,140,609	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.65%	9/29/2017	10/02/17	1,555,304	1,555,388	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.05%	9/29/2017	10/02/17	1,182,985	1,183,089	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.25%	9/29/2017	10/02/17	851,512	851,601	U.S. Treasury Obligations	Overnight

Total				$11,297,396	$11,297,997

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation(Depreciation)
Long Contracts
U.S. Treasury Long Bond	4	December 2017	$611	$(10,043)
Short Contracts
Euro-Bund	(1)	December 2017	$(190)	432
U.S. Treasury 2 Year Note	(13)	December 2017	$(2,804)	7,485
U.S. Treasury 5 Year Note	(5)	December 2017	$(588)	4,506
U.S. Treasury 10 Year Note	(11)	December 2017	$(1,378)	5,452

				$17,875

Total				$7,832

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock U.S. Government Bond Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	44,419	USD	14,000	Goldman Sachs International	10/03/17	$25
USD	14,000	BRL	43,379	BNP Paribas SA	10/03/17	303
USD	40,314	GBP	30,000	Morgan Stanley Co., Inc.	10/04/17	113
USD	10,000	CLP	6,390,000	Deutsche Bank Securities, Inc.	10/05/17	17
COP	26,460,000	USD	9,000	Deutsche Bank Securities, Inc.	10/06/17	7
COP	53,193,780	USD	18,000	Credit Suisse International	10/06/17	107
EUR	10,000	USD	11,820	HSBC Bank Plc	10/11/17	4
TRY	2,579	USD	720	Royal Bank of Scotland	10/11/17	2
TRY	9,206	USD	2,571	Barclays Bank plc	10/11/17	5
TRY	9,207	USD	2,571	UBS AG	10/11/17	6
TRY	11,237	USD	3,137	BNP Paribas SA	10/11/17	8
USD	11,982	EUR	10,000	BNP Paribas SA	10/11/17	158
USD	9,000	MXN	164,061	Goldman Sachs International	10/11/17	3
USD	10,000	TWD	298,400	JPMorgan Chase Bank	10/11/17	177
USD	7,735	AUD	9,800	Barclays Bank plc	10/13/17	49
USD	8,000	ZAR	104,436	Goldman Sachs International	10/13/17	299
RUB	579,000	USD	10,000	Bank of America NA	10/18/17	19
USD	11,250	CAD	13,980	Bank of America NA	10/18/17	44
RUB	637,549	USD	11,000	Citibank NA	10/20/17	24
USD	27,316	MXN	498,915	Royal Bank of Scotland	10/23/17	11
USD	310,000	MXN	5,598,476	HSBC Bank Plc	12/20/17	6,436
TRY	532,000	USD	137,610	Goldman Sachs	06/25/18	1,096

						8,913

USD	4,000	BRL	12,690	Deutsche Bank AG	10/03/17	(7)
CLP	6,252,000	USD	10,000	Royal Bank of Scotland	10/05/17	(232)
USD	9,000	COP	26,701,200	Royal Bank of Scotland	10/06/17	(89)
USD	18,000	COP	53,730,000	BNP Paribas SA	10/06/17	(290)
EUR	10,000	USD	12,025	Morgan Stanley Co., Inc.	10/11/17	(200)
MXN	213,939	EUR	10,000	Goldman Sachs International	10/11/17	(92)
MXN	160,201	USD	9,000	Goldman Sachs International	10/11/17	(215)
MXN	163,633	USD	9,000	Bank of America NA	10/11/17	(26)
TRY	31,989	USD	9,000	BNP Paribas SA	10/11/17	(46)
TWD	303,700	USD	10,000	Bank of America NA	10/11/17	(3)
IDR	131,800,000	USD	10,000	JPMorgan Chase Bank	10/12/17	(222)
AUD	800	USD	638	Barclays Bank plc	10/13/17	(10)
AUD	9,000	USD	7,201	Deutsche Bank AG	10/13/17	(142)
CAD	9,808	USD	7,875	BNP Paribas SA	10/16/17	(14)
TRY	5,332	USD	1,536	Royal Bank of Scotland	10/16/17	(46)
TRY	6,928	USD	2,001	Goldman Sachs International	10/16/17	(63)
TRY	13,842	USD	4,000	HSBC Bank Plc	10/16/17	(131)
TRY	17,353	USD	5,000	Deutsche Bank AG	10/16/17	(150)
TRY	25,879	USD	7,464	Citibank NA	10/16/17	(231)
CAD	13,876	USD	11,250	BNP Paribas SA	10/18/17	(128)
MXN	88,904	USD	5,000	Goldman Sachs International	10/18/17	(130)
MXN	89,086	USD	5,000	UBS AG	10/18/17	(120)
MXN	178,150	USD	10,000	JPMorgan Chase Bank	10/18/17	(242)
TRY	53,890	EUR	13,000	Deutsche Bank AG	10/18/17	(323)
TRY	54,096	USD	15,499	BNP Paribas SA	10/23/17	(409)
USD	146,341	TRY	532,000	Goldman Sachs	10/23/17	(2,056)
MXN	337,598	USD	19,000	Goldman Sachs International	10/25/17	(530)
IDR	438,306,000	USD	33,000	BNP Paribas SA	10/27/17	(527)
RUB	462,112	USD	8,000	JPMorgan Chase Bank	10/27/17	(28)
USD	8,000	RUB	468,480	Deutsche Bank Securities, Inc.	10/27/17	(82)
CLP	6,357,500	USD	10,000	Credit Suisse International	11/03/17	(74)
CLP	6,393,400	USD	10,000	Deutsche Bank Securities, Inc.	11/03/17	(18)
USD	9,000	COP	26,554,500	Deutsche Bank Securities, Inc.	11/03/17	(5)
USD	9,397	AUD	12,000	Goldman Sachs International	11/06/17	(12)
RUB	290,500	USD	5,000	Deutsche Bank AG	11/15/17	(2)
RUB	290,500	USD	5,000	JPMorgan Chase Bank	11/15/17	(2)

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock U.S. Government Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	4,000	USD	1,136	BNP Paribas SA	11/20/17	$(29)
USD	83,514	TRY	302,000	BNP Paribas SA	11/20/17	(20)
TRY	30,000	USD	8,040	BNP Paribas SA	06/25/18	(218)
TRY	306,000	USD	78,739	BNP Paribas SA	08/20/18	(104)

						(7,268)

Net Unrealized Appreciation						$1,645

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
Mid-Curve 2-Year Eurodollar	24	10/13/2017	USD	97.75	USD	6,000	$450
U.S. Treasury 10 Year Note Futures	78	10/27/2017	USD	124.50	USD	7,800	17,063
U.S. Treasury 10 Year Note Futures	31	11/24/2017	USD	124.00	USD	3,100	8,719
U.S. Treasury 10 Year Note Futures	42	10/27/2017	USD	125.00	USD	4,200	16,406
Mid-Curve 2-Year Eurodollar	42	03/16/2018	USD	97.75	USD	10,500	11,025

							$53,663

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Barrier Price/ Range	Notional Amount (000)		Value
Call
USD Currency	Downand Out	JPMorgan Chase Bank NA	—	11/16/2017	BRL 3.10	BRL 2.96	USD	10	$27

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call:
USD Currency	JPMorgan Chase Bank NA	—	10/12/2017	CAD	1.23	USD	11	$165
USD Currency	BNP Paribas SA	—	10/16/2017	CAD	1.28	USD	15	7
USD Currency	Deutsche Bank AG	—	03/05/2018	KRW	1,190.00	USD	687	10,763

								$10,935

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
U.S. Treasury 10 Year Note Futures	78	10/27/2017	USD	123.50	USD	7,800	$(4,875)
Mid-Curve 2-Year Eurodollar	42	03/16/2018	USD	97.50	USD	10,500	(4,462)

							$(9,337)

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.29.V1	1.00	Quarterly	12/20/2022	USD	328	$(7,254)	$(6,828)	$(426)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate (%)	Frequency	Rate (%)	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
7.36	Monthly	28 day MXIBTIIE	Monthly	N/A		01/28/2019	MXN	2,579	$(310)	$—	$(310)
1.47	At Termination	1 day Fed Funds	At Termination	12/19/2018	(a)	03/20/2019	USD	23,511	9,340	—	9,340
1 day Fed Funds	At Termination	1.47	At Termination	12/19/2018	(a)	03/20/2019	USD	23,511	(9,340)	(7,556)	(1,784)
28 day MXIBTIIE	Monthly	7.08	Monthly	10/08/2017	(a)	08/08/2019	MXN	2,790	65	—	65
3 month LIBOR	Quarterly	1.58	Semi-Annual	N/A		08/24/2019	USD	2,900	(6,550)	—	(6,550)
28 day MXIBTIIE	Monthly	7.32	Monthly	N/A		02/20/2020	MXN	2,083	970	—	970

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock U.S. Government Bond Portfolio

Rate (%)	Frequency	Rate (%)	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
28 day MXIBTIIE	Monthly	7.16	Monthly	N/A	04/29/2020	MXN	1,970	$643	$—	$643
3 month LIBOR	Quarterly	1.37	Semi-Annual	N/A	11/30/2020	USD	470	(5,426)	(4,726)	(700)
1.37	Semi-Annual	3 month LIBOR	Quarterly	N/A	11/30/2020	USD	1,400	16,163	—	16,163
3 month LIBOR	Quarterly	2.04	Semi-Annual	07/26/2019(a)	07/26/2021	USD	1,491	(1,710)	—	(1,710)
3 month LIBOR	Quarterly	2.09	Semi-Annual	07/29/2019(a)	07/29/2021	USD	1,520	(492)	—	(492)
3 month LIBOR	Quarterly	2.08	Semi-Annual	07/31/2019(a)	07/31/2021	USD	4,390	(2,043)	—	(2,043)
28 day MXIBTIIE	Monthly	7.47	Monthly	N/A	03/07/2022	MXN	355	505	—	505
28 day MXIBTIIE	Monthly	7.48	Monthly	N/A	03/07/2022	MXN	355	512	—	512
28 day MXIBTIIE	Monthly	7.44	Monthly	N/A	03/07/2022	MXN	711	972	—	972
28 day MXIBTIIE	Monthly	7.16	Monthly	N/A	06/01/2022	MXN	846	675	—	675
3 month LIBOR	Quarterly	1.84	Semi-Annual	N/A	08/23/2022	USD	400	(2,753)	—	(2,753)
3 month LIBOR	Quarterly	1.88	Semi-Annual	N/A	09/18/2022	USD	300	(1,641)	—	(1,641)
3 month LIBOR	Quarterly	1.98	Semi-Annual	N/A	09/22/2022	USD	650	(672)	—	(672)
3 month LIBOR	Quarterly	2.13	Semi-Annual	N/A	08/25/2025	USD	10	(30)	—	(30)
2.22	Semi-Annual	3 month LIBOR	Quarterly	11/8/2017(a)	08/11/2027	USD	1,000	3,964	—	3,964
2.50	Semi-Annual	3 month LIBOR	Quarterly	07/26/2019(a)	07/26/2029	USD	330	(634)	—	(634)
2.57	Semi-Annual	3 month LIBOR	Quarterly	07/29/2019(a)	07/29/2029	USD	330	(2,633)	—	(2,633)
2.58	Semi-Annual	3 month LIBOR	Quarterly	07/31/2019(a)	07/31/2029	USD	976	(8,633)	—	(8,633)

								$(9,058)	$(12,282)	$3,224

(a)	Forward swap.

Centrally Cleared Inflation Swaps

Paid by the Fund	Received by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1 month UKRPI	3.46%	At Termination	10/15/2026	GBP	146	$1,536	$—	$1,536

OTC Credit Default Swaps - Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.10.AAA	0.50	Monthly	Credit Suisse AG	11/17/2059	USD	600	$6,149	$10,227	$(4,078)
Republic of the Philippines	1.00	Quarterly	JPMorgan Chase Bank	12/20/2022	USD	231	(3,862)	(3,690)	(172)

							$2,287	$6,537	$(4,250)

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund			Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date	Amount (000)		Value	(Received)	(Depreciation)
9.50	At Termination	1 day BZDIOVER	At Termination	Bank of America NA	10/02/2017	BRL	342	$(62)	$—	$(62)
8.98	At Termination	1 day BZDIOVER	At Termination	Citibank NA	01/02/2018	BRL	86	(30)	—	(30)
9.98	At Termination	1 day BZDIOVER	At Termination	Citibank NA	01/02/2018	BRL	280	(616)	—	(616)
9.98	At Termination	1 day BZDIOVER	At Termination	JPMorgan Chase Bank	01/02/2018	BRL	280	(448)	—	(448)
28 day MXIBTIIE	Monthly	7.06	Monthly	JPMorgan Chase Bank	11/21/2018	MXN	984	(117)	—	(117)
28 day MXIBTIIE	Monthly	7.07	Monthly	Citibank NA	11/21/2018	MXN	820	(93)	—	(93)
28 day MXIBTIIE	Monthly	6.98	Monthly	Citibank NA	11/28/2018	MXN	1,400	(250)	—	(250)
28 day MXIBTIIE	Monthly	6.98	Monthly	JPMorgan Chase Bank	11/28/2018	MXN	794	(141)	—	(141)
7.75	At Termination	1 day BZDIOVER	At Termination	Bank of America NA	01/02/2019	BRL	229	(384)	—	(384)
8.00	At Termination	1 day BZDIOVER	At Termination	Citibank NA	01/02/2019	BRL	228	(590)	—	(590)
1 day BZDIOVER	At Termination	9.28	At Termination	JPMorgan Chase Bank	01/02/2019	BRL	226	1,596	—	1,596

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock U.S. Government Bond Portfolio

Rate	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1 day BZDIOVER	At Termination	9.25	At Termination	Citibank NA	01/02/2019	BRL	238	$1,656	$—	$1,656
8.78	At Termination	1 day BZDIOVER	At Termination	Citibank NA	01/02/2020	BRL	229	(1,143)	—	(1,143)
1 day BZDIOVER	At Termination	9.14	At Termination	Bank of America NA	01/04/2021	BRL	102	461	—	461
1 day BZDIOVER	At Termination	9.61	At Termination	Bank of America NA	01/02/2023	BRL	53	264	—	264
1 day BZDIOVER	At Termination	9.85	At Termination	Citibank NA	01/02/2023	BRL	53	469	—	469
1 day BZDIOVER	At Termination	9.84	At Termination	Citibank NA	01/02/2023	BRL	102	884	—	884
28 day MXIBTIIE	Monthly	6.32	Monthly	Goldman Sachs	08/06/2025	MXN	511	(1,138)	—	(1,138)
6.31	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG	08/11/2025	MXN	640	1,454	—	1,454

								$1,772	$—	$1,772

Interest Rate Swaptions Purchased

			Paid by the Fund			Received by the Fund
Description	Counterparty	Expiration Date	Exercise	Rate	Frequency	Rate	Frequency	Notional Amount (000)		Value
Put
5-Year Interest Rate
Swap 11/24/2022	Citibank NA	11/21/2017	2.02%	2.02%	Semi-Annual	3 month LIBOR	Quarterly	USD	2,300	$9,599

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
RUB	New Russian Ruble
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviations

BZDIOVER	Overnight Brazil CETIP - Interbank Rate
CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexican Equilibrium Interbank Interest Rate
OTC	Over-the-counter
TBA	To-be-announced
UKRPI	United Kingdom Retail Price Index

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock U.S. Government Bond Portfolio

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments:
Asset-Backed Securities	$—	$1,968,921	$170,289	$2,139,210
Foreign Government Obligations	—	643,526	—	643,526
Non-Agency Mortgage-Backed Securities	—	1,543,092	—	1,543,092
U.S. Government Sponsored Agency Securities	—	38,486,067	—	38,486,067
U.S. Treasury Obligations	—	31,443,928	—	31,443,928
Short-Term Securities	1,220,149	—	—	1,220,149
Options Purchased:
Foreign currency exchange contracts	—	10,962	—	10,962
Interest rate contracts	53,663	9,599	—	63,262
Investments:
Liabilities:
TBA Sale Commitments	—	(10,806,043)	—	(10,806,043)

	$1,273,812	$63,300,052	$170,289	$64,744,153

Derivative Financial Instruments(a)
Assets:
Foreign currency exchange contracts	$—	$8,913	$—	$8,913
Interest rate contracts	17,875	42,129	—	60,004
Liabilities:
Credit contracts	—	(4,676)	—	(4,676)
Foreign currency exchange contracts	—	(7,268)	—	(7,268)
Interest rate contracts	(19,380)	(35,597)	—	(54,977)

Total	$(1,505)	$3,501	$—	$1,996

(a)	Derivative financial instruments are swaps, forward foreign currency exchange contracts, futures contracts, and options written. Swaps, forward foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended September 30, 2017, there were no transfers between levels.

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series Fund, Inc.

By:      /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Series Fund, Inc.

Date: November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Series Fund, Inc.

Date: November 20, 2017

By:      /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Series Fund, Inc.

Date: November 20, 2017